UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 95.9%

Banks — 6.5%
583,385	BNP Paribas SA - ADR	$18,872,505
974,525	China Construction Bank Corp. - ADR	14,496,059
234,520	Citigroup, Inc.	12,227,873
372,796	Nordea Bank AB - ADR	4,753,149
		50,349,586
Consumer Discretionary — 17.8%
79,990	Bridgestone Corp. - ADR	5,657,693
196,920	Coach, Inc.	10,462,360
227,040	Daihatsu Motor Co. Ltd. - ADR	10,017,005
400,380	Dollar General Corp.(b)	21,888,775
27,129	L Brands, Inc.	1,512,984
352,580	Macy’s, Inc.	17,043,717
396,735	Nielsen Holdings NV	13,258,884
521,950	Nikon Corp. Plc - ADR	10,893,618
223,105	Target Corp.	15,896,231
268,475	Viacom, Inc. - Class B	19,536,926
252,995	Volkswagen AG - ADR	12,042,562
		138,210,755
Consumer Staples — 9.7%
213,470	CVS Caremark Corp.	13,126,270
217,075	Imperial Tobacco Group Plc - ADR	14,574,416
761,210	J Sainsbury Plc - ADR	18,344,400
734,730	Koninklijke Ahold NV - ADR	12,137,740
333,325	Walgreen Co.	16,749,581
		74,932,407
Energy — 9.1%
166,100	China Petroleum & Chemical Corp. - ADR	12,339,569
170,640	ConocoPhillips	11,067,710
382,475	ENI SpA - ADR	16,886,271
381,735	Marathon Oil Corp.	13,879,885
308,155	Total SA - ADR	16,347,623
		70,521,058
Health Care — 14.6%
217,225	Aetna, Inc.	13,939,328
673,235	Pfizer, Inc.	19,678,659
334,760	Sanofi - ADR	17,233,445
352,480	Teva Pharmaceutical Industries Ltd. - ADR	13,993,456
182,775	Thermo Fisher Scientific, Inc.	16,652,630
141,810	UnitedHealth Group, Inc.	10,330,859
256,905	Zimmer Holdings, Inc.	21,446,429
		113,274,806
Industrials — 5.5%
212,520	Embraer SA - ADR	7,219,304
119,465	Illinois Tool Works, Inc.	8,606,259
606,690	ITOCHU Corp. - ADR	14,427,088
182,405	Waste Management, Inc.	7,666,482

Shares		Value
Industrials (continued)
279,771	Weir Group Plc (The)	$4,565,863
		42,484,996
Information Technology — 9.8%
121,225	Accenture Plc - Class A	8,947,617
351,495	Avago Technologies Ltd.(e)	12,892,837
90,200	International Business Machines Corp.	17,592,608
587,535	Microsoft Corp.	18,701,239
271,675	QUALCOMM, Inc.	17,536,621
		75,670,922
Insurance — 8.5%
179,840	ACE Ltd.	16,433,779
375,445	Allianz SE - ADR	5,830,661
228,130	American International Group, Inc.(b)	10,382,196
834,210	Muenchener Rueckversicherungs AG - ADR	16,571,582
1,705,555	RSA Insurance Group Plc - ADR	16,288,050
		65,506,268
Materials — 0.3%
44,696	BHP Billiton Plc - ADR	2,553,929
Real Estate — 0.7%
336,355	Wharf Holdings Ltd. - ADR	5,815,578
Telecommunication Services — 9.0%
227,460	CenturyLink, Inc.	8,154,441
339,555	China Telecom Corp. Ltd. - ADR	16,838,532
877,069	KDDI Corp. - ADR	12,112,323
1,615,065	Tele2 AB - ADR	10,514,073
626,160	Tim Participacoes SA - ADR	11,753,023
341,415	Vodafone Group Plc - ADR	10,225,379
		69,597,771
Utilities — 4.4%
379,155	American Water Works Co., Inc.	16,182,335
93,625	DTE Energy Co.	6,619,288
500,385	Tokyo Gas Co. Ltd. - ADR	11,023,482
		33,825,105

Total Common Stocks (Cost $659,352,095)		742,743,181
1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 1.5%

Federal Home Loan Bank — 1.5%
$11,500,000	0.01%, 08/09/13(c)	$11,499,898

Total U.S. Government Agencies (Cost $11,499,898)		11,499,898

U.S. GOVERNMENT SECURITIES — 1.3%

U.S. Treasury Bills — 1.3%
10,000,000	0.02%, 08/22/13(c)	9,999,883

Total U.S. Government Securities (Cost $9,999,883)		9,999,883

Shares
INVESTMENT COMPANY — 1.3%
10,082,400	SEI Daily Income Trust Government II Fund, Class A, 0.00%(d)	10,082,400

Total Investment Company (Cost $10,082,400)		10,082,400

TOTAL INVESTMENTS — 100.0% (Cost $690,934,276)(a)		774,325,362

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(111,374)
NET ASSETS — 100.0%		$774,213,988

(a)	Cost for federal income tax purposes is $691,032,719 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$98,085,744
Unrealized depreciation	(14,793,101)
Net unrealized appreciation	$83,292,643

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at July 31, 2013.
(e)	This security is considered either fully or partially illiquid.
These securities or portions thereof have a value of $12,892,837 or 1.7% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.5%
Consumer Discretionary	17.8%
Consumer Staples	9.7%
Energy	9.1%
Health Care	14.6%
Industrials	5.5%
Information Technology	9.8%
Insurance	8.5%
Materials	0.3%
Real Estate	0.7%
Telecommunication Services	9.0%
Utilities	4.4%
Other*	4.1%
100.0%

*	Includes cash and equivalents, exchange traded funds, U. S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 88.5%

ARGENTINA — 0.8%
518,000	MercadoLibre, Inc.	$60,828,740
BELGIUM — 0.4%
460,000	UCB SA(d)	26,513,277
BRAZIL — 2.2%
6,632,000	BM&FBovespa SA	35,814,864
947,000	Cielo SA	23,345,510
6,144,652	Itau Unibanco Holding SA - ADR	78,344,313
673,000	Natura Cosmeticos SA	13,460,885
1,494,000	Raia Drogasil SA	12,540,864
		163,506,436
CANADA — 0.4%
1,732,300	Barrick Gold Corp.	28,672,086
CHINA — 1.5%
713,000	Baidu, Inc. - ADR(b)	94,337,030
6,344,000	Tingyi Cayman Islands Holding Corp.	15,689,040
		110,026,070
DENMARK — 0.6%
236,000	Novo Nordisk A/S - Class B	39,921,131
FINLAND — 0.8%
391,000	Kone Oyj - Class B	29,077,400
7,963,495	Nokia Oyj(b)	31,253,073
		60,330,473
FRANCE — 1.4%
620,479	Renault SA	48,842,250
2,569,368	Vivendi SA	54,895,767
		103,738,017
GERMANY — 5.3%
840,376	Adidas AG	93,688,148
1,266,000	Bayerische Motoren Werke AG	123,942,289
1,861,000	Deutsche Boerse AG(d)	131,662,383
382,900	Siemens AG	41,928,080
		391,220,900
INDIA — 1.1%
2,150,000	Asian Paints Ltd.(d)	17,948,195
7,770,000	ITC Ltd.(d)	43,664,320
552,000	Jubilant Foodworks Ltd.(b)(d)	10,219,331
2,285,000	Titan Industries Ltd.(d)	9,898,347
		81,730,193
ITALY — 1.7%
1,806,900	ENI SpA	39,927,375
5,437,391	Fiat SpA(b)	43,329,571
4,136,000	Prada SpA(d)	38,610,346
		121,867,292
JAPAN — 6.8%
963,000	Canon, Inc.	29,752,579

Shares		Value
JAPAN (continued)
533,900	East Japan Railway Co.	$43,023,910
7,232,000	Hitachi Ltd.	48,602,349
2,505,000	Japan Tobacco, Inc.	87,627,668
2,734,000	KDDI Corp.	151,066,694
9,099,700	Mitsubishi UFJ Financial Group, Inc.	55,856,600
313,300	Nintendo Co. Ltd.	39,742,478
1,002,400	Nippon Telegraph & Telephone Corp.	50,524,400
		506,196,678
NETHERLANDS — 4.4%
973,000	ASML Holding NV	87,472,700
2,878,072	ING Groep NV(b)	29,405,589
544,000	Koninklijke Vopak NV(d)	31,329,502
9,393,000	Reed Elsevier NV(d)	179,942,529
		328,150,320
SINGAPORE — 1.2%
1,032,000	Jardine Cycle & Carriage Ltd.(d)	32,742,055
14,326,000	Sembcorp Industries Ltd.(d)	57,265,673
		90,007,728
SOUTH AFRICA — 1.0%
913,000	Naspers Ltd. - Class N	76,432,690
SOUTH KOREA — 1.3%
25,742	Samsung Electronics Co. Ltd.(d)	29,329,737
95,640	Samsung Electronics Co. Ltd. Preference Shares	69,553,268
		98,883,005
SWEDEN — 1.6%
9,660,000	Telefonaktiebolaget LM Ericsson - Class B	114,189,302
SWITZERLAND — 3.7%
1,763,000	Nestle SA	119,444,703
421,800	Roche Holding AG	103,917,446
18,200	SGS SA	41,200,497
145,000	Swiss Re AG	11,547,355
		276,110,001
THAILAND — 0.5%
35,168,000	CP ALL Public Co. Ltd.(d)	39,325,240
UNITED KINGDOM — 8.0%
6,502,000	ARM Holdings Plc	86,548,285
3,563,669	BP Plc	24,642,370
8,466,950	British Sky Broadcasting Group Plc(d)	106,649,980
3,232,000	Petrofac Ltd.(d)	64,556,433
1,114,132	Rio Tinto Plc	50,083,835
6,151,047	Rolls-Royce Holdings Plc(d)	109,948,759
8,351,094	Tesco Plc	46,662,472
2,211,695	Wolseley Plc(d)	105,849,156
		594,941,290
3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED STATES — 43.8%
585,000	Allergan, Inc.	$53,305,200
283,000	Amazon.com, Inc.(b)	85,245,260
314,300	Apple, Inc.	142,220,750
1,155,000	Becton Dickinson & Co.	119,796,600
198,000	Biogen Idec, Inc.(b)	43,189,740
973,000	BioMarin Pharmaceutical, Inc.(b)	62,904,450
878,000	Cerner Corp.(b)	43,022,000
1,274,000	Charles Schwab Corp. (The)	28,142,660
2,001,500	Chesapeake Energy Corp.	46,634,950
1,080,400	Citigroup, Inc.	56,332,056
4,473,200	Coca-Cola Co. (The)	179,285,856
2,191,000	Colgate-Palmolive Co.	131,175,170
2,517,200	Covidien Plc	155,135,036
506,800	Deere & Co.	42,099,876
1,940,000	Facebook, Inc. - Class A(b)	71,450,200
597,000	FMC Technologies, Inc.(b)	31,820,100
2,881,500	Franklin Resources, Inc.	140,847,720
4,314,000	General Electric Co.	105,132,180
758,700	General Motors Co.(b)	27,214,569
960,800	Gilead Sciences, Inc.(b)	59,041,160
71,000	Google, Inc. - Class A(b)	63,019,600
1,797,900	Hewlett-Packard Co.	46,170,072
72,000	Intuitive Surgical, Inc.(b)	27,935,999
1,217,000	JPMorgan Chase & Co.	67,823,410
1,980,000	Kraft Foods Group, Inc.	112,028,400
1,012,000	Las Vegas Sands Corp.	56,236,840
140,150	Mastercard, Inc. - Class A	85,576,992
1,364,900	Microsoft Corp.	43,444,767
532,000	Monsanto Co.	52,550,960
473,000	National Oilwell Varco, Inc.	33,190,410
644,000	NIKE, Inc. - Class B	40,520,480
1,607,000	Occidental Petroleum Corp.	143,103,350
20,839	Praxair, Inc.	2,504,223
40,000	Priceline.com, Inc.(b)	35,026,800
1,726,000	Salesforce.com, Inc.(b)	75,512,500
1,988,300	Schlumberger Ltd.	161,708,439
2,616,700	Texas Instruments, Inc.	102,574,640
922,900	Union Pacific Corp.	146,362,711
506,000	Visa, Inc. - Class A	89,567,060
3,681,000	Wells Fargo & Co.	160,123,500
285,000	WW Grainger, Inc.	74,709,900
		3,243,686,586

Total Common Stocks (Cost $5,737,033,321)		6,556,277,455

EXCHANGE TRADED FUNDS — 9.5%
7,800,000	iShares MSCI Japan Index Fund	87,516,000
3,153,000	iShares S&P 500 Index Fund	534,496,560
1,750,000	WisdomTree Japan Hedged Equity Fund	79,012,500

Total Exchange Traded Funds (Cost $678,124,405)		701,025,060

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.2%

Federal Home Loan Bank — 0.2%
$4,000,000	0.01%, 08/09/13(c)	$3,999,973
4,400,000	0.03%, 08/23/13(c)	4,399,933
5,000,000	0.03%, 08/28/13(c)	4,999,888
		13,399,794

Total U.S. Government Agencies (Cost $13,399,794)		13,399,794

U.S. GOVERNMENT SECURITIES — 0.2%

U.S. Treasury Bills — 0.2%
5,400,000	0.02%, 08/08/13(c)	5,399,974
10,000,000	0.02%, 08/22/13(c)	9,999,883

Total U.S. Government Securities (Cost $15,399,857)		15,399,857

CASH SWEEP — 1.5%
113,004,000	Federated Government Obligations Fund 0.02%(e)	113,004,000

Total Cash Sweep (Cost $113,004,000)		113,004,000

TOTAL INVESTMENTS — 99.9% (Cost $6,556,961,377)(a)		$7,399,106,166

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,989,032
NET ASSETS — 100.0%		$7,405,095,198

(a)	Cost for federal income tax purposes is $6,560,501,220 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,021,900,048
Unrealized depreciation	(183,295,102)
Net unrealized appreciation	$838,604,946

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	This security is considered either fully or partially illiquid.
These securities or portions thereof have a value of $463,382,921 or 6.3% of net assets.
(e)	Rate shown represents current yield at July 31, 2013.

ADR-American Depositary Receipt

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	4.7%
Consumer Discretionary	13.6%
Consumer Staples	11.8%
Diversified Financials	5.9%
Energy	7.4%
Health Care	9.9%
Industrials	10.2%
Information Technology	19.4%
Insurance	0.1%
Materials	2.0%
Telecommunication Services	3.5%
Other*	11.5%
100%

*	Includes cash and equivalents, exchange traded funds, U. S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 87.3%

ARGENTINA — 0.0%
84,000	Arcos Dorados Holdings, Inc. - Class A	$1,013,039
AUSTRALIA — 1.7%
134,164	ABM Resources NL(b)	4,583
4,590	Acrux Ltd.	13,904
154,673	Adelaide Brighton Ltd.	456,012
96,977	Aditya Birla Minerals Ltd.	33,560
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	110,618
25,514	AJ Lucas Group Ltd.(b)	35,317
119,863	Alcyone Resources Ltd.(b)(c)(d)	970
54,720	Alkane Resources Ltd.(b)	20,658
44,977	Alliance Resources Ltd.(b)	6,064
175,036	ALS Ltd.	1,335,744
115,610	Altona Mining Ltd.(b)	14,548
953,863	Alumina Ltd.(b)	831,660
38,166	Amalgamated Holdings Ltd.	285,422
102,022	Amcom Telecommunications Ltd.	170,567
10,329	Ampella Mining Ltd.(b)	1,207
70,717	Ansell Ltd.	1,178,479
68,098	Antares Energy Ltd.(b)	29,075
38,601	APA Group	208,180
182,106	APN News & Media Ltd.	48,287
26,421	Aquarius Platinum Ltd.(b)	19,118
59,980	Aquila Resources Ltd.(b)	112,678
19,603	ARB Corp. Ltd.	238,225
31,564	Aristocrat Leisure Ltd.	123,132
806,689	Arrium Ltd.	721,469
74,907	ASG Group Ltd.	25,249
432,548	Atlas Iron Ltd.	316,869
58,802	Aurora Oil and Gas Ltd.(b)	170,719
128,003	Ausdrill Ltd.	124,260
26,143	Ausenco Ltd.	35,835
59,521	Austal Ltd.(b)	45,208
17,417	Austbrokers Holdings Ltd.	172,835
15,319	Austin Engineering Ltd.	56,868
142,973	Australian Agricultural Co. Ltd.(b)	147,788
859	Australian Education Trust REIT	1,135
256,656	Australian Infrastructure Fund Ltd.	2,999
141,784	Australian Pharmaceutical Industries Ltd.	56,712
79,373	Automotive Holdings Group Ltd.	270,396
275,494	AWE Ltd.(b)	334,298
113,829	Bank of Queensland Ltd.	974,043
107,928	Bannerman Resources Ltd.(b)	6,306
21,519	BC Iron Ltd.	71,373
792,736	Beach Energy Ltd.	954,820
4,598	Bell Financial Group Ltd.(b)	2,356
372,904	Bendigo and Adelaide Bank Ltd.	3,579,781

Shares		Value
AUSTRALIA (continued)
100,434	Billabong International Ltd.(b)	$36,561
22,861	Bionomics Ltd.(b)	11,302
2,485	Blackmores Ltd.	58,365
12,890	Blackthorn Resources Ltd.(b)	3,012
277,214	BlueScope Steel Ltd.(b)	1,338,066
158,551	Boom Logistics Ltd.(b)	17,814
390,003	Boral Ltd.	1,486,353
26,441	Bradken Ltd.	117,169
10,640	Bravura Solutions Ltd.(b)	2,582
10,942	Breville Group Ltd.	74,158
24,551	Brickworks Ltd.	270,109
17,627	BT Investment Management Ltd.	57,039
26,490	Cabcharge Australia Ltd.	103,100
154,604	Caltex Australia Ltd.	2,600,056
255,734	Cape Lambert Resources Ltd.(b)	37,928
25,142	Cardno Ltd.	123,616
490,458	Carnarvon Petroleum Ltd.(b)	25,128
68,742	carsales.com Ltd.	614,799
129,012	Cash Converters International Ltd.	136,836
9,437	Cedar Woods Properties Ltd.	48,265
189,000	Ceramic Fuel Cells Ltd.(b)	7,645
50,912	Chalice Gold Mines Ltd.	7,780
178,666	Challenger Ltd.	685,738
354,184	Citigold Corp. Ltd.(b)	15,918
102,039	Clough Ltd.	131,157
84,396	Coal of Africa Ltd.(b)	12,138
56,720	Coalspur Mines Ltd.(b)	15,040
3,559	Cochlear Ltd.	195,396
157,396	Cockatoo Coal Ltd.(b)	8,206
119,759	Coffey International Ltd.(b)	14,532
19,105,479	Commonwealth Property Office Fund REIT(d)	19,834,813
82,958	Cooper Energy Ltd.(b)	33,182
19,597	Credit Corp. Group Ltd.	169,102
136,841	Cromwell Property Group REIT	120,540
17,217	CSG Ltd.	15,166
267,735	CSR Ltd. - Placement Shares	527,033
4,990	Cudeco Ltd.(b)	7,042
220,336	Cue Energy Resources Ltd.(b)	26,737
58,899	Dart Energy Ltd.(b)	7,147
5,580	Data#3 Ltd.	5,994
118,091	David Jones Ltd.	286,595
47,635	Decmil Group Ltd.	89,915
232,983	Deep Yellow Ltd.(b)	8,167
7,518	Devine Ltd.	5,170
60,174	Discovery Metals Ltd.(b)	8,653
5,787	Domino’s Pizza Enterprises Ltd.	60,339
204,710	Downer EDI Ltd.	693,695
6,112	Dragon Mining Ltd.(b)	1,126
58,868	Drillsearch Energy Ltd.(b)	72,492
173,324	DUET Group	336,512
145,014	DuluxGroup Ltd.	581,344
16,365	DWS Ltd.	22,579
6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
342,138	Echo Entertainment Group Ltd.	$805,732
224,451	Elders Ltd.(b)	15,938
388,623	Emeco Holdings Ltd.	87,329
52,026	Energy Resources of Australia Ltd.(b)	68,509
329,666	Energy World Corp. Ltd.(b)	177,793
297,730	Envestra Ltd.	297,053
26,509	Eservglobal Ltd.(b)	9,888
20,763	Euroz Ltd.	18,103
192,385	Evolution Mining Ltd.(b)	150,445
1,074,060	Fairfax Media Ltd.	463,402
3,195	Fantastic Holdings Ltd.	6,749
1,065,862	FAR Ltd.(b)	28,742
16,777	Finbar Group Ltd.	20,358
45,866	FKP Property Group	62,046
29,231	Fleetwood Corp. Ltd.	104,572
25,840	Flight Centre Ltd.	1,053,314
260,540	Flinders Mines Ltd.(b)	11,007
1,523,144	Focus Minerals Ltd.(b)	20,536
13,085	Forge Group Ltd.	51,868
9,551	G.U.D. Holdings Ltd.	55,029
2,973	G8 Education Ltd.	7,162
17,506	Galaxy Resources Ltd.(b)(c)(d)	2,439
109,137	Gindalbie Metals Ltd.(b)	16,186
1,043,967	Goodman Fielder Ltd.(b)	717,854
95,093	GrainCorp Ltd. - Class A	1,057,320
140,887	Grange Resources Ltd.	23,428
55,852	Greenland Minerals & Energy Ltd.(b)	11,798
53,563	Gryphon Minerals Ltd.(b)	8,907
81,204	Gujarat NRE Coking Coal Ltd.(b)(c)(d)	12,408
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	161,613
241,775	Harvey Norman Holdings Ltd.	578,071
48,619	HFA Holdings Ltd.	37,583
871,599	Hillgrove Resources Ltd.(b)	54,841
88,475	Hills Holdings Ltd.	97,022
234,388	Horizon Oil Ltd.(b)(c)	77,952
123,936	iiNET Ltd.	675,085
14,388	Iluka Resources Ltd.	142,518
93,035	Imdex Ltd.	63,555
48,706	IMF Australia Ltd.	79,679
65,287	Independence Group NL	190,134
88,665	Indophil Resources NL(b)	17,135
72,251	Infigen Energy(b)	19,808
679	Inova Resources Ltd.(b)	107
32,314	International Ferro Metals Ltd.(b)	4,948
89,852	Intrepid Mines Ltd.(b)	21,806
34,328	Invocare Ltd.	359,161
119,959	IOOF Holdings Ltd.	890,638
32,879	Iress Ltd.	244,702
12,036	Iron Ore Holdings Ltd.(b)	7,952
35,560	JB Hi-Fi Ltd.	593,876
69,350	Jupiter Mines Ltd.(b)	4,613

Shares		Value
AUSTRALIA (continued)
7,671	Kagara Ltd.(b)(c)(d)	$827
312,325	Kangaroo Resources Ltd.(b)	5,053
32,234	Kingsgate Consolidated Ltd.	46,213
30,371	Kingsrose Mining Ltd.	11,193
79,680	Leyshon Resources Ltd.(b)	14,324
73,973	Linc Energy Ltd.(b)	107,715
51,812	Lonestar Resources Ltd.	7,917
2,322	Lycopodium Ltd.	8,557
20,132	M2 Telecommunications Group Ltd.	113,279
427,416	Macmahon Holdings Ltd.	55,707
38,335	Macquarie Atlas Roads Group	77,529
1,285	Macquarie Telecom Group Ltd.	9,240
35,929	Marengo Mining Ltd. - CDI(b)	678
16,698	McMillan Shakespeare Ltd.	122,023
41,936	McPherson’s Ltd.	55,034
48,410	Medusa Mining Ltd.	100,516
27,057	Melbourne IT Ltd.	46,208
121,131	Mermaid Marine Australia Ltd.	427,894
110,197	Metals X Ltd.(b)	9,707
394,109	Metcash Ltd.	1,222,148
90,921	Metgasco Ltd.(b)	5,721
76,920	Mincor Resources NL	35,953
47,611	Mineral Deposits Ltd.(b)	92,010
19,752	Mineral Resources Ltd.	168,664
158,007	Mirabela Nickel Ltd.(b)	10,936
800,000	MMG Ltd.(b)	192,893
46,130	Molopo Energy Ltd.(b)	10,159
815,670	Monadelphous Group Ltd.	12,067,922
59,782	Mortgage Choice Ltd.	130,576
383,331	Mount Gibson Iron Ltd.	192,952
98,679	Myer Holdings Ltd.	237,710
1,050	MyState Ltd.	4,294
79,446	Navitas Ltd.	428,461
66,974	Neon Energy Ltd.(b)	19,866
128,661	New Hope Corp. Ltd.	434,833
869,398	Nexus Energy Ltd.(b)	66,424
122,821	NIB Holdings Ltd.	246,187
252,567	Nido Petroleum Ltd.(b)	7,038
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	564
35,908	Norfolk Group Ltd.(c)(d)	15,331
102,310	Northern Star Resources Ltd.	79,547
123,430	NRW Holdings Ltd.	108,172
105,154	Nufarm Ltd.	425,330
14,318	Oakton Ltd.	14,929
145,469	OceanaGold Corp.(b)	230,858
9,121	OPUS Group Ltd.(b)	820
5,532	Orocobre Ltd.(b)	8,801
4,066	OrotonGroup Ltd.	27,264
121,855	Otto Energy Ltd.(b)	8,981
124,775	OZ Minerals Ltd.	456,468
346,790	Pacific Brands Ltd.	257,163
403,903	Paladin Energy Ltd.(b)	363,049
229,815	PanAust Ltd.	404,877
104,488	Panoramic Resources Ltd.	24,889
7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
175,903	PaperlinX Ltd.(b)	$7,906
5,565	Patties Foods Ltd.	6,803
73,066	Peet Ltd.(b)	76,840
182,192	Perilya Ltd.(b)	28,659
3,388	Perpetual Ltd.	121,508
61,898	Perseus Mining Ltd.(b)	32,548
48,159	Platinum Asset Mangement Ltd.	274,012
67,411	Platinum Australia Ltd.(b)(d)	2,278
139,305	PMP Ltd.(b)	34,434
52,206	Premier Investments Ltd.	364,142
6,047	Prima Biomed Ltd.(b)	571
236,564	Primary Health Care Ltd.	1,080,191
25,653	Prime Media Group Ltd.	23,865
117,452	PrimeAg Australia Ltd.	88,680
66,807	Programmed Maintenance Services Ltd.	147,722
545,475	Qantas Airways Ltd.(b)	617,780
156,786	Ramelius Resources Ltd.(b)	19,730
26,001	RCR Tomlinson Ltd.	55,623
17,371	REA Group Ltd.	511,982
30,974	Reckon Ltd.	69,046
17,274	Red 5 Ltd.(b)(c)(d)	7,530
133,650	Red Fork Energy Ltd.(b)	52,858
21,888	Redflex Holdings Ltd.	22,822
8,531	Reece Australia Ltd.	180,967
11,317	Reed Resources Ltd.(b)	610
31,163	Regional Express Holdings Ltd.	33,053
56,462	Regis Resources Ltd.(b)	179,658
9,792	Reject Shop Ltd. (The)	144,170
417,250	Resolute Mining Ltd.	305,662
15,277	Resource and Investment NL(b)	1,236
85,881	Resource Generation Ltd.(b)	16,983
25,802	Retail Food Group Ltd.	97,407
169,966	Ridley Corp. Ltd.	131,386
195,967	Roc Oil Co. Ltd.(b)	88,073
3,400	Ruralco Holdings Ltd.	9,841
107,335	SAI Global Ltd.	365,653
9,571	Salmat Ltd.	18,668
130,273	Samson Oil & Gas Ltd.(b)	3,981
18,074	Sandfire Resources NL(b)	88,865
156,455	Saracen Mineral Holdings Ltd.(b)	22,501
46,978	Sedgman Ltd.	26,603
21,571	Seek Ltd.	182,840
199,708	Senex Energy Ltd.(b)	136,426
16,377	Servcorp Ltd.	51,522
90,368	Service Stream Ltd.(c)(d)	11,372
50,373	Seven Group Holdings Ltd.	314,228
220,751	Seven West Media Ltd.	424,624
5,359,020	Shopping Centres Australasia Property Group, REIT	7,779,400
335,521	Sigma Pharmaceuticals Ltd.	199,045
15,184	Silex Systems Ltd.(b)	35,622
73,169	Silver Lake Resources Ltd.(b)	53,272
9,054	Sirtex Medical Ltd.	101,483
36,651	Skilled Group Ltd.	97,514

Shares		Value
AUSTRALIA (continued)
14,279	Slater & Gordon Ltd.	$39,146
25,349	SMS Management & Technology Ltd.	120,760
292,842	Southern Cross Media Group Ltd.	388,252
564,987	SP AusNet	599,251
403,253	Spark Infrastructure Group	647,000
10,795	Specialty Fashion Group Ltd.	8,345
353,356	St Barbara Ltd.(b)	157,219
29,533	Starpharma Holdings Ltd.(b)	25,749
114,859	Straits Resources Ltd.(b)	1,239
150,289	STW Communications Group Ltd.	221,544
70,081	Sundance Energy Australia Ltd.(b)	66,142
322,878	Sundance Resources Ltd.(b)	23,508
63,254	Sunland Group Ltd.	82,441
65,953	Super Retail Group Ltd.	748,139
67,322	Swick Mining Services Ltd.	18,154
173,822	Tabcorp Holdings Ltd.	510,906
24,145	Talon Petroleum Ltd.(b)	1,042
70,902	Tanami Gold NL(b)	4,079
148,040	Tap Oil Ltd.(b)	70,525
54,903	Tassal Group Ltd.	124,361
356,067	Tatts Group Ltd.	1,020,964
15,839	Technology One Ltd.	29,613
709,719	Ten Network Holdings Ltd.(b)	175,431
69,352	TFS Corp. Ltd.(b)	29,922
57,103	Thorn Group Ltd.	110,353
67,860	Tiger Resources Ltd.(b)	12,199
114,980	Toll Holdings Ltd.	550,856
188,636	Toro Energy Ltd.(b)	14,921
18,996	Tox Free Solutions Ltd.	55,663
126,484	TPG Telecom Ltd.	419,518
3,740,136	Transfield Services Ltd.	2,992,028
548,361	Transpacific Industries Group Ltd.(b)	421,426
267,850	Treasury Wine Estates Ltd.	1,148,413
35,940	Troy Resources Ltd.	45,711
3,189	Trust Co. Ltd. (The)	17,485
26,635	UGL Ltd.	174,290
79,768	Unity Mining Ltd.(b)	5,162
144,020	UXC Ltd.	149,518
101,055	Venture Minerals Ltd.(b)	15,442
65,384	Village Roadshow Ltd.	347,334
521,584	Virgin Australia Holdings Ltd.(b)	213,316
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,015
57,276	Washington H. Soul Pattinson & Co. Ltd.	695,016
31,829	Watpac Ltd.(b)	15,163
51,135	WDS Ltd.	20,913
8,040	Webjet Ltd.	33,604
43,968	Western Areas NL	122,514
8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
5,683	White Energy Co. Ltd.(b)	$741
61,324	Whitehaven Coal Ltd.	108,313
46,555	WHK Group Ltd.	32,849
984	Wide Bay Australia Ltd.	4,599
1,550	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	142,351
5,124	YTC Resources Ltd.(b)	805
		101,168,041
AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	127,868
4,961	AMS AG	348,977
26,522	Andritz AG	1,430,751
4,521	A-TEC Industries AG(b)(c)(d)	0
3,757	Austria Technologie & Systemtechnik AG	36,986
868	CA Immobilien Anlagen AG	10,915
5,957	CAT Oil AG	112,930
255	DO & CO AG	11,856
8,152	EVN AG	104,590
2,705	Flughafen Wien AG	172,013
154,230	IMMOFINANZ AG	631,340
2,036	Kapsch TrafficCom AG	86,702
2,971	Lenzing AG	225,608
2,509	Mayr Melnhof Karton AG	275,240
902	Oberbank AG	57,359
14,426	Oesterreichische Post AG	616,053
6,723	Palfinger AG	210,183
8,187	POLYTEC Holding AG	68,073
15,062	Raiffeisen Bank International AG	457,763
6,417	RHI AG	201,556
516	Rosenbauer International AG	36,321
5,208	S IMMO AG	32,023
4,944	Schoeller-Bleckmann Oilfield Equipment AG	583,732
4,742	Semperit AG Holding	176,544
27,419	Strabag SE	614,819
41,501	Telekom Austria AG	288,477
7,694	UNIQA Insurance Group AG	104,609
8,307	Verbund AG	163,835
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	748,404
98,464	Voestalpine AG	3,774,532
40,816	Wienerberger AG	533,766
1,597	Wolford AG	38,242
25,987	Zumtobel AG	319,064
		12,601,131
BAHAMAS — 0.0%
366	United International Enterprises	63,740
BELGIUM — 0.2%
1,160	Ablynx NV(b)	10,664
15,584	Ackermans & van Haaren NV	1,414,352
2,240	Aedifica REIT	144,559

Shares		Value
BELGIUM (continued)
92,169	Ageas	$3,690,169
94,914	AGFA - Gevaert NV(b)	189,404
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	188,339
192	Atenor Group SA	8,174
52	Banque Nationale de Belgique	187,404
2,576	Barco NV	193,042
2,364	Cie d’Entreprises CFE	143,410
1,433	Cie Immobiliere de Belgique SA(b)	68,058
2,024	Cie Maritime Belge SA	40,309
2,360	Cofinimmo REIT	270,009
265	Colruyt SA	15,117
19,625	Deceuninck NV(b)	31,069
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
47,238	Delhaize Group SA	3,101,628
10,786	D’ieteren SA NV	489,738
8,676	Econocom Group	69,368
5,784	Elia System Operator SA NV	244,386
7,746	Euronav NV(b)	38,128
1,006	EVS Broadcast Equipment SA	72,832
4,996	Exmar NV	57,625
1,779	Galapagos NV(b)	38,459
1,080	Intervest Offices & Warehouses SA REIT	26,451
7,233	Ion Beam Applications(b)	57,254
9,443	KBC Groep NV	378,760
993	Kinepolis Group NV	133,425
47	Lotus Bakeries	40,155
1,467	Melexis NV	34,407
1,546	Mobistar SA	22,110
27,345	NV Bekaert SA	961,302
36,245	Nyrstar	160,086
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
1,265	RealDolmen NV SA(b)	25,328
11,173	Recticel SA	79,523
170	Retail Estates NV REIT	12,384
921	Roularta Media Group NV(b)	13,845
5,564	Sioen Industries NV	51,519
2,739	Sipef NV	185,909
2,814	Telenet Group Holding NV	136,249
9,692	Tessenderlo Chemie NV	262,389
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	126,838
20,569	Umicore SA	926,683
1,563	Van de Velde NV	74,108
3,065	Warehouses De Pauw SCA REIT	205,385
460	Wereldhave Belgium NV REIT	51,497
		14,671,850
BERMUDA — 0.7%
79,838	Archer Ltd.(b)	64,355
9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
BERMUDA (continued)
235,000	Argo Group International Holdings Ltd.(d)	$10,492,750
300,000	Aspen Insurance Holdings Ltd.	11,247,000
221,995	Catlin Group Ltd.	1,708,823
274,000	Endurance Specialty Holdings Ltd.	14,420,620
17,151	Frontline Ltd.(b)	44,822
155,814	Golden Ocean Group Ltd.(b)	167,639
172,995	Hiscox Ltd.	1,710,607
30,201	Northern Offshore Ltd.	43,153
197,400	Wilson Sons Ltd. - BDR(d)	2,240,203
		42,139,972
BRAZIL — 0.8%
131,900	Abril Educacao SA - Units	2,042,662
12,300	AES Tiete SA	113,330
25,400	AES Tiete SA - Preference Shares	252,514
57,100	All - America Latina Logistica SA	220,756
42,977	Alpargatas SA - Preference Shares	260,912
54,600	Arteris SA	514,564
305,000	Autometal SA(d)	2,371,710
57,117	Banco ABC Brasil SA - Preference Shares	299,687
1,364	Banco ABC Brasil SA - Receipt(d)	7,157
25,800	Banco Daycoval SA - Preference Shares	91,830
109,290	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	725,774
10,500	Banco Industrial e Comercial SA - Preference Shares	17,121
4,500	Banco Panamericano SA - Preference Shares(b)	12,013
21,922	Banco Pine SA - Preference Shares	98,206
16,200	Banco Sofisa SA - Preference Shares	22,155
8,200	Bematech SA	27,209
5,929	BHG SA - Brazil Hospitality Group(b)	43,324
103,092	BR Malls Participacoes SA	911,915
31,300	Brasil Brokers Participacoes SA	79,438
459,500	Brasil Pharma SA(b)	2,000,059
144,318	Braskem SA - Class A, Preference Shares(b)	1,105,151
102,611	Brookfield Incorporacoes SA(b)	75,563
20,000	CCX Carvao da Colombia SA(b)	8,679
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares(b)	47,997
15,962	CETIP SA - Mercados Organizados	161,135
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	153,817

Shares		Value
BRAZIL (continued)
350,800	Cia de Locacao das Americas(d)	$1,568,440
16,400	Cia de Saneamento de Minas Gerais-COPASA	263,539
5,300	Cia de Saneamento do Parana - Preference Shares	14,613
8,500	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	126,456
46,400	Cia Energetica de Sao Paulo -Class B, Preference Shares	411,048
5,950	Cia Energetica do Ceara - Class A, Preference Shares	106,411
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	137,625
29,100	Cia Hering	390,577
27,800	Cia Paranaense de Energia - Class B, Preference Shares	345,345
18,300	Cia Providencia Industria e Comercio SA	61,525
44,600	Contax Participacoes SA - Preference Shares	64,514
11,750	Cremer SA	75,197
9,600	CSU Cardsystem SA	13,844
113,740	Cyrela Brazil Realty SA Empreendimentos e Participacoes	809,170
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,682
104,500	Diagnosticos da America SA	555,629
4,252	Direcional Engenharia SA	25,236
205,436	Duratex SA	1,170,652
58,300	EDP - Energias do Brasil SA	299,250
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	56,818
390,320	Embraer SA	3,300,358
14,569	Equatorial Energia SA	119,229
9,000	Estacio Participacoes SA	69,433
40,293	Eternit SA	170,791
6,836	Eucatex SA Industria e Comercio - Preference Shares	17,529
102,100	Even Construtora e Incorporadora SA	379,963
21,300	Ez Tec Empreendimentos e Participacoes SA	255,355
2,900	Fertilizantes Heringer SA(b)	10,602
38,578	Fibria Celulose SA(b)	428,842
299,100	Fleury SA	2,519,868
2,185	Forjas Taurus SA	2,816
8,937	Forjas Taurus SA - Preference Shares	9,088
200,400	Gafisa SA(b)	245,081
7,000	General Shopping Brasil SA(b)	25,038
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	39,773
10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
BRAZIL (continued)
50,800	Grendene SA	$475,857
3,200	Guararapes Confeccoes SA	118,751
64,740	Helbor Empreendimentos SA	241,496
33,900	IdeiasNet SA(b)	19,169
38,400	Iguatemi Empresa de Shopping Centers SA	383,773
24,400	Industrias Romi SA(b)	50,803
4,170	Iochpe-Maxion SA	46,263
51,534	JHSF Participacoes SA	125,370
415,300	JSL SA	2,676,008
413,900	Klabin SA - Preference Shares	2,006,590
45,596	Kroton Educacional SA	645,561
19,000	Light SA	147,413
90,200	Linx SA	1,470,418
33,075	Localiza Rent a Car SA	473,070
36,310	Log-In Logistica Intermodal SA(b)	163,935
20,000	Lojas Renner SA	529,599
15,800	LPS Brasil Consultoria de Imoveis SA	126,048
8,300	M Dias Branco SA	334,895
23,648	Magnesita Refratarios SA	70,176
230,300	Mahle-Metal Leve SA Industria e Comercio	2,587,323
92,890	Marcopolo SA - Preference Shares	529,730
57,284	Marfrig Alimentos SA(b)	183,050
13,800	Marisa Lojas SA	129,087
800	Metalfrio Solutions SA(b)	1,312
5,300	Mills Estruturas e Servicos de Engenharia SA	66,211
41,149	MMX Mineracao e Metalicos SA(b)	29,761
44,900	MPX Energia SA(b)	136,195
9,626	MPX Energia SA - Receipt(b)(d)	29,198
10,120	MRV Engenharia e Participacoes SA	29,144
30,150	Multiplan Empreendimentos Imobiliarios SA	668,194
3,300	Multiplus SA	44,827
80,100	Odontoprev SA	330,041
15,000	OSX Brasil SA(b)	8,416
16,300	Parana Banco SA - Preference Shares	87,739
61,919	Paranapanema SA(b)	122,408
78,052	PDG Realty SA Empreendimentos e Participacoes(b)	63,978
17,500	Plascar Participacoes Industriais SA(b)	3,759
42,500	Porto Seguro SA	476,724
19,150	Positivo Informatica SA	34,752
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	41,093
38,309	Raia Drogasil SA	321,572
57,450	Randon Participacoes SA - Preference Shares	293,376

Shares		Value
BRAZIL (continued)
20,100	Restoque Comercio e Confeccoes de Roupas SA	$53,744
14,700	Rodobens Negocios Imobiliarios SA	97,040
95,968	Rossi Residencial SA(b)	112,738
22,050	Santos Brasil Participacoes SA - Units	246,949
34,100	Sao Martinho SA	365,461
13,175	Saraiva SA Livreiros Editores - Preference Shares	170,365
16,900	SLC Agricola SA	139,194
253,100	Sonae Sierra Brasil SA(d)	2,586,083
17,700	Springs Global Participacoes SA(b)	18,543
114,673	Sul America SA - Units	693,663
93,953	Suzano Papel e Celulose SA - Class A, Preference Shares	321,228
63,300	Tecnisa SA(b)	254,992
2,800	Tempo Participacoes SA	3,915
8,800	Tereos Internacional SA	10,608
31,000	Totvs SA	479,129
5,500	TPI - Triunfo Participacoes e Investimentos SA	25,314
7,200	Transmissora Alianca de Energia Eletrica SA - Units	72,368
72	Unipar Participacoes SA - Class B, Preference Shares	14
71,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(b)	276,593
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	276,388
21,600	Vanguarda Agro SA(b)	33,990
29,216	Viver Incorporadora e Construtora SA(b)	3,969
		48,323,388
CANADA — 2.2%
19,558	5N Plus, Inc.(b)	41,892
3,613	Aastra Technologies Ltd.	90,615
15,424	Aberdeen International, Inc.	2,253
6,775	Absolute Software Corp.	46,306
1,990	Acadian Timber Corp.	26,544
98,734	Advantage Oil & Gas Ltd.(b)	356,638
21,938	Aecon Group, Inc.	253,320
2,700	AG Growth International, Inc.	97,764
48,633	AGF Management Ltd. - Class B	568,198
91,000	Aimia, Inc.	1,375,942
14,401	Ainsworth Lumber Co. Ltd.(b)	47,672
2,500	Air Canada - Class A(b)	5,306
1,100	Akita Drilling Ltd. - Class A	14,105
22,400	Alamos Gold, Inc.	329,970
16,728	Alexco Resource Corp.(b)	21,010
5,880	Algoma Central Corp.	81,007
11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
108,142	Algonquin Power & Utilities Corp.	$734,915
9,870	Alliance Grain Traders, Inc.	152,120
43,545	AltaGas Ltd.	1,525,834
10,000	Alterra Power Corp.(b)	3,116
7,748	Altius Minerals Corp.(b)	80,716
11,700	Altus Group Ltd.	106,509
80,500	Amerigo Resources Ltd.	34,877
2,600	Amica Mature Lifestyles, Inc.	21,795
39,396	Anderson Energy Ltd.(b)	6,329
28,797	Angle Energy, Inc.(b)	84,672
81,625	Antrim Energy, Inc.(b)	7,550
47,722	Arsenal Energy, Inc.(b)	19,514
7,319	Asanko Gold, Inc.(b)	18,385
25,400	Atco Ltd. - Class I	1,151,173
15,436	Atrium Innovations, Inc.(b)	221,824
22,663	ATS Automation Tooling Systems, Inc.(b)	252,865
12,274	Aura Minerals, Inc.(b)	1,016
118,849	AuRico Gold, Inc.	548,480
1,900	AutoCanada, Inc.	52,888
31,292	Avalon Rare Metals, Inc.(b)	23,764
114,786	B2Gold Corp.(b)(d)	335,272
800	Badger Daylighting Ltd.	38,220
46,861	Ballard Power Systems, Inc.(b)	91,249
61,339	Bankers Petroleum Ltd.(b)	177,967
39,700	Bellatrix Exploration Ltd.(b)	260,904
800	Bengal Energy Ltd.(b)	483
39,800	Birchcliff Energy Ltd.(b)	297,599
300	Bird Construction, Inc.	3,648
15,938	Black Diamond Group Ltd.	381,420
72,307	Blackberry Ltd.(b)	635,001
117,200	BlackPearl Resources, Inc.(b)	182,572
3,240	BMTC Group, Inc. - Class A	42,807
7,900	Boardwalk Real Estate Investment Trust, REIT	443,188
40,074	Bonavista Energy Corp.	502,534
1,300	Bonterra Energy Corp.	62,247
11,570	Boralex, Inc. - Class A(b)	120,533
72,611	Brigus Gold Corp.(b)	41,003
100	Brookfield Real Estate Services, Inc.	1,275
2,704	Brookfield Residential Properties, Inc.(b)	55,707
4,500	Burcon NutraScience Corp.(b)	13,144
490,167	CAE, Inc.	5,583,637
9,996	Calfrac Well Services Ltd.	331,383
800	Calian Technologies Ltd.	14,215
17,900	Calloway Real Estate Investment Trust	440,398
16,191	Calvalley Petroleum, Inc. - Class A(b)	24,434
49,485	Canaccord Financial, Inc.	309,793
6,031	Canacol Energy Ltd.(b)	22,078
4,100	Canada Bread Co. Ltd.(d)	239,709
99,328	Canada Lithium Corp.(b)	48,354

Shares		Value
CANADA (continued)
18,141	Canadian Apartment Properties REIT	$376,915
15,185	Canadian Energy Services & Technology Corp.	275,137
11,606	Canadian Real Estate Investment Trust	465,212
84,813	Canadian Western Bank	2,388,075
21,932	Canam Group, Inc. - Class A(b)	210,971
6,300	CanElson Drilling, Inc.	37,232
22,100	Canexus Corp.	183,539
44,643	Canfor Corp.(b)	941,889
4,755	Canfor Pulp Products, Inc.	42,314
5,200	Cangene Corp.(b)	11,088
16,000	CanWel Building Materials Group Ltd.	40,658
9,688	Canyon Services Group, Inc.	118,754
7,707	Capital Power Corp.	156,376
37,047	Capstone Infrastructure Corp.	144,639
155,487	Capstone Mining Corp.(b)	293,686
26,442	Cardero Resource Corp.(b)	2,060
53,503	Carpathian Gold, Inc.(b)	8,335
43,152	Cascades, Inc.	246,199
9,900	Cash Store Financial Services, Inc. (The)	24,097
13,578	Cathedral Energy Services Ltd.	63,058
16,407	CCL Industries, Inc. - Class B	1,111,638
87,500	Celestica, Inc.(b)	926,882
34,418	Centerra Gold, Inc.	152,470
55,078	Cequence Energy Ltd.(b)	84,191
900	Cervus Equipment Corp.	17,341
8,900	Chartwell Retirement Residences REIT	84,659
70,905	China Gold International Resources Corp. Ltd.(b)	184,321
6,908	Chinook Energy, Inc.(b)	6,793
7,061	Churchill Corp. (The) - Class A	61,391
28,912	Cineplex, Inc.	1,045,460
141,325	Claude Resources, Inc.(b)	31,647
7,453	CML HealthCare, Inc.	77,208
9,100	Cogeco Cable, Inc.	437,679
4,665	Cogeco, Inc.	207,793
7,951	Colabor Group, Inc.	34,061
28,143	COM DEV International Ltd.(b)	104,670
12,775	Cominar Real Estate Investment Trust	250,873
10,200	Computer Modelling Group Ltd.	255,124
213,762	Connacher Oil and Gas Ltd.(b)	56,193
1,907	Constellation Software, Inc.	278,243
5,700	Contrans Group, Inc. - Class A	61,157
13,103	Copper Mountain Mining Corp.(b)	20,029
4,700	Corby Distilleries Ltd. - Class A	95,181
24,530	Corridor Resources, Inc.(b)	20,062
62,354	Corus Entertainment, Inc. - Class B	1,508,613
36,243	Cott Corp.	303,113
12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
57,765	Crew Energy, Inc.(b)	$296,952
14,236	Crocotta Energy, Inc.(b)	40,334
18,511	Davis & Henderson Corp.	448,943
19,795	DeeThree Exploration Ltd.(b)	153,411
82,138	Delphi Energy Corp.(b)	135,950
123,700	Denison Mines Corp.(b)	156,567
17,700	Descartes Systems Group, Inc. (The)(b)	204,900
11,274	DHX Media Ltd.	34,137
1,159	DirectCash Payments, Inc.	26,552
30,931	Dollarama, Inc.	2,232,417
20,285	Dominion Diamond Corp.(b)	286,964
13,398	Dorel Industries, Inc. - Class B	490,343
16,835	DragonWave, Inc.(b)	52,123
44,400	Duluth Metals Ltd.(b)	60,088
35,286	Dundee Precious Metals, Inc.(b)	175,210
8,500	Dundee Real Estate Investment Trust - Class A, REIT	255,223
11,964	Dynasty Metals & Mining, Inc.(b)	8,503
276,953	Eastern Platinum Ltd.(b)	21,572
9,705	Eastmain Resources, Inc.(b)	2,646
198	E-L Financial Corp. Ltd.	125,304
213,500	Eldorado Gold Corp.	1,685,800
10,019	Emera, Inc.	318,782
16,750	Empire Co. Ltd. - Class A	1,316,549
8,287	Enbridge Income Fund Holdings, Inc.	198,078
17,481	Endeavour Silver Corp.(b)	69,441
8,281	Enerflex Ltd.	117,632
136,814	Energy Fuels, Inc.(b)	23,977
99,349	Enerplus Corp.	1,614,385
600	Enghouse Systems Ltd.	15,294
52,616	Ensign Energy Services, Inc.	915,440
29,186	Epsilon Energy Ltd.(b)	95,193
9,245	Equal Energy Ltd.	38,795
5,842	Equitable Group, Inc.	228,083
58,713	Essential Energy Services Trust(b)	148,626
1,100	Evertz Technologies Ltd.	15,979
9,900	Excellon Resources, Inc.(b)	16,290
2,974	Exchange Income Corp.	75,573
5,600	Exco Technologies Ltd.	34,840
18,409	EXFO, Inc.(b)	92,843
10,300	Extendicare, Inc.	68,794
64,225	Finning International, Inc.	1,381,922
553	Firm Capital Mortgage Investment Corp.	6,569
11,791	First Capital Realty Inc.	196,077
30,350	First Majestic Silver Corp.(b)	396,255
2,412	First National Financial Corp.	42,270
32,470	First Quantum Minerals Ltd.	521,619
9,700	FirstService Corp.	360,858
6,417	Fortress Paper Ltd. - Class A(b)	42,859
57,167	Fortuna Silver Mines, Inc.(b)	199,815

Shares		Value
CANADA (continued)
17,852	Fortune Minerals Ltd.(b)	$7,126
200	Gamehost, Inc.	2,572
6,034	Genivar, Inc.	143,932
20,504	Genworth MI Canada, Inc.	571,142
15,242	Gibson Energy, Inc.	351,259
57,000	Gildan Activewear, Inc.	2,543,939
2,500	Glentel, Inc.	40,137
2,859	GLG Life Tech Corp.(b)(d)	1,392
4,565	Gluskin Sheff & Associates, Inc.	98,891
10,721	GLV, Inc. - Class A(b)	41,231
18,000	GMP Capital, Inc.	110,408
102,201	Gran Tierra Energy, Inc.(b)	631,853
2,800	Granite Real Estate Investment Trust	93,642
33,752	Great Canadian Gaming Corp.(b)	318,427
61,578	Great Panther Silver Ltd.(b)	53,958
6,784	Guardian Capital Group Ltd. - Class A	87,913
30,200	Guyana Goldfields, Inc.(b)	50,573
2,034	Hanfeng Evergreen, Inc.(b)	3,248
9,300	Heroux-Devtek, Inc.	77,417
670	High Liner Foods, Inc.	20,770
3,627	HNZ Group, Inc.	77,336
13,900	Home Capital Group, Inc.	847,317
27,827	Horizon North Logistics, Inc.	183,147
96,691	HudBay Minerals, Inc.	651,447
80,833	IAMGOLD Corp.	417,111
4,936	IBI Group, Inc.	10,429
7,800	Imax Corp.(b)	196,310
27,086	Imperial Metals Corp.(b)	268,988
3,907	Imris, Inc.(b)	10,765
3,161	Indigo Books & Music, Inc.	33,792
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,589,076
17,479	Innergex Renewable Energy, Inc.	147,544
7,700	InnVest Real Estate Investment Trust	30,362
23,670	International Forest Products Ltd. - Class A(b)	260,644
7,748	International Tower Hill Mines Ltd.(b)	4,224
25,626	Intertape Polymer Group, Inc.	300,895
48,836	Ithaca Energy, Inc.(b)	86,536
22,163	Ivanhoe Energy, Inc.(b)	19,852
18,561	Ivernia, Inc.(b)	2,259
22,616	Jean Coutu Group PJC, Inc. (The) Class A	413,962
16,185	Just Energy Group, Inc.	114,718
318,486	Katanga Mining Ltd.(b)(d)	189,150
1,300	K-Bro Linen, Inc.	45,755
16,550	Kelt Exploration Ltd.(b)	129,712
25,539	Keyera Corp.	1,428,752
13,811	Killam Properties, Inc.	141,189
4,436	Kingsway Financial Services, Inc.(b)	16,844
13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
11,000	Kirkland Lake Gold, Inc.(b)	$37,270
99,844	Lake Shore Gold Corp.(b)	33,051
13,254	Laramide Resources Ltd.(b)	8,001
15,057	Laurentian Bank of Canada	660,420
1,200	Le Chateau, Inc. - Class A(b)	6,122
79,648	Legacy Oil & Gas, Inc.(b)	476,135
8,682	Leisureworld Senior Care Corp.	105,831
13,400	Leon’s Furniture Ltd.	163,081
89,188	Lightstream Resources Ltd.	727,675
29,705	Linamar Corp.	922,877
7,520	Liquor Stores N.A. Ltd.	126,956
48,537	Long Run Exploration Ltd.(b)	190,443
226,995	Lundin Mining Corp.(b)	895,073
17,647	MacDonald Dettwiler & Associates Ltd.	1,319,702
500	Mainstreet Equity Corp.(b)	16,736
52,495	Major Drilling Group International, Inc.	357,258
11,156	Manitoba Telecom Services, Inc.	371,143
26,564	Maple Leaf Foods, Inc.	371,136
27,098	Martinrea International, Inc.	316,596
3,900	MBAC Fertilizer Corp.(b)	7,556
2,300	McCoy Corp.	12,339
77,075	McEwen Mining - Minera Andes Acquisition Corp.(b)	154,585
1,800	Medical Facilities Corp.	26,901
2,550	MEGA Brands, Inc.(b)	36,993
22,931	Mega Uranium Ltd.(b)	2,233
1,400	Melcor Developments Ltd.	26,580
38,791	Mercator Minerals Ltd.(b)	4,154
29,200	Methanex Corp.	1,394,470
13,800	Migao Corp.	18,542
5,131	Mood Media Corp.(b)	5,395
226,002	Morguard Real Estate Investment Trust(d)	3,529,425
14,987	Morneau Shepell, Inc.	204,574
100	MTY Food Group, Inc.	3,063
44,077	Mullen Group Ltd.	1,097,312
45,726	Nevsun Resources Ltd.	154,038
3,004	New Flyer Industries, Inc.	34,015
69,700	New Gold, Inc.(b)	506,243
13,950	New Millennium Iron Corp.(b)	8,421
44,457	Newalta Corp.	615,066
22,900	NGEx Resources, Inc.(b)	43,700
34,078	Niko Resources Ltd.	239,883
7,923	Norbord, Inc.	250,318
31,488	Nordion, Inc.	229,622
3,099	North American Energy Partners, Inc.(b)	15,478
89,018	North American Palladium Ltd.(b)	110,937
15,831	North West Co. Inc., (The)	367,453
10,624	Northern Dynasty Minerals Ltd.(b)	25,032
222,900	Northern Property Real Estate Investment Trust(d)	5,902,911

Shares		Value
CANADA (continued)
10,627	Northland Power, Inc.	$174,651
4,813	NorthWest Healthcare Properties Real Estate Investment Trust	52,202
46,201	NuVista Energy Ltd.(b)	305,878
900	Oncolytics Biotech, Inc.(b)	2,620
100	Onex Corp.	4,761
12,600	Open Text Corp.(e)	890,501
1,052	Open Text Corp.(e)	74,198
35,400	Oromin Explorations Ltd.(b)	11,374
57,165	Orvana Minerals Corp.(b)	28,385
81,800	Osisko Mining Corp.(b)	340,867
6,230	Paladin Labs, Inc.(b)	336,703
65,268	Pan American Silver Corp.	828,003
18,300	Paramount Resources Ltd. - Class A(b)	621,641
48,224	Parex Resources, Inc.(b)	243,679
3,788	Parkland Fuel Corp.	63,287
566,214	Pason Systems, Inc.(d)	10,733,314
10,486	Patheon, Inc.(b)	58,193
258,768	Pengrowth Energy Corp.	1,491,487
780	Perpetual Energy, Inc.(b)	881
9,000	Petaquilla Minerals Ltd.(b)	3,067
46,632	Petrobank Energy & Resources Ltd.(b)	25,879
35,674	Petrominerales Ltd.	194,156
29,553	Peyto Exploration & Development Corp.	849,962
113,000	Phoscan Chemical Corp.(b)	31,355
2,107	PHX Energy Services Corp.	22,853
5,000	Platino Energy Corp.(b)	5,550
2,100	Points International Ltd.(b)	45,594
114,353	Precision Drilling Corp.(e)	1,165,686
489	Precision Drilling Corp.(e)	4,988
13,536	Premium Brands Holdings Corp.	252,375
45,530	Primero Mining Corp.(b)	218,984
816	Progressive Waste Solutions Ltd.	19,617
31,060	Progressive Waste Solutions Ltd. - Placement Shares	745,428
20,867	Pulse Seismic, Inc.	71,514
500	Pure Technologies Ltd.(b)	2,147
9,975	QLT, Inc.	43,218
13,700	Quebecor, Inc. - Class B	629,045
52,100	Questerre Energy Corp. - Class A(b)	55,291
2,000	Reitmans (Canada) Ltd.	18,207
16,700	Reitmans (Canada) Ltd. - Class A	164,382
4,400	Richelieu Hardware Ltd.	185,279
12,800	Richmont Mines, Inc.(b)	20,314
300,000	Ritchie Bros Auctioneers, Inc.	5,775,000
242,975	Ritchie Bros. Auctioneers, Inc.	4,683,969
58,032	RMP Energy, Inc.(b)	252,559
3,231	Rock Energy, Inc.(b)	4,593
14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CANADA (continued)
4,730	Rocky Mountain Dealerships, Inc.	$60,144
20,712	Rogers Sugar, Inc.	122,001
67,229	RONA, Inc.	749,462
33,389	Russel Metals, Inc.	831,881
14,890	Sabina Gold & Silver Corp.(b)	15,947
55,084	San Gold Corp.(b)	6,972
188,000	Sandvine Corp.(b)	355,097
44,741	Santonia Energy, Inc.(b)	71,439
50,881	Savanna Energy Services Corp.	365,594
75,011	Scorpio Mining Corp.(b)	26,657
14,006	Secure Energy Services, Inc.	191,456
134,467	SEMAFO, Inc.	236,964
2,223	Serinus Energy, Inc.(b)	6,709
26,812	ShawCor Ltd.	1,204,726
167,000	Sherritt International Corp.	638,993
15,685	Sierra Wireless, Inc.(b)	202,801
29,300	Silver Standard Resources, Inc.(b)	224,792
10,293	Sonde Resources Corp.(b)	8,017
120,726	Southern Pacific Resource Corp.(b)	41,139
11,543	SouthGobi Resources Ltd.(b)	11,238
56,399	Sprott Resource Corp.	194,385
37,331	Sprott, Inc.	97,407
33,471	Spyglass Resources Corp.	56,377
33,100	St. Andrew Goldfields Ltd.(b)	9,668
10,542	Stantec, Inc.	487,533
1,490	Stella-Jones, Inc.	144,010
16,685	Stornoway Diamond Corp.(b)	8,610
2,400	Strad Energy Services Ltd.	9,230
26,948	Student Transportation, Inc.	177,887
19,100	Sulliden Gold Corp. Ltd.(b)	16,922
23,746	SunOpta, Inc.(b)	190,736
13,000	Superior Plus Corp.	153,403
36,373	Surge Energy, Inc.(b)	188,399
6,067	TAG Oil Ltd.(b)	22,624
88,889	Taseko Mines Ltd.(b)	183,473
29,538	Tembec, Inc.(b)	68,446
19,776	Teranga Gold Corp.(b)	11,167
45,730	Teranga Gold Corp. - CDI(b)	25,896
16,500	Timmins Gold Corp.(b)	35,503
7,762	TMX Group Ltd.	341,585
25,860	TORC Oil & Gas Ltd.(b)	38,270
24,278	Toromont Industries Ltd.	551,225
29,565	Torstar Corp. - Class B	162,635
22,950	Total Energy Services, Inc.	340,306
104,000	TransAlta Corp.	1,432,772
29,278	Transcontinental, Inc. - Class A	355,749
41,874	TransForce, Inc.	865,529
33,900	TransGlobe Energy Corp.(b)	226,088
41,900	Trican Well Service Ltd.	616,812
20,400	Trilogy Energy Corp.	577,182
67,009	Trinidad Drilling Ltd.	611,960
38,000	Tuscany International Drilling, Inc.(b)	5,735

Shares		Value
CANADA (continued)
66,765	Twin Butte Energy Ltd.	$107,906
24,940	Uex Corp.(b)	12,384
8,241	Uni-Select, Inc.	165,366
198,200	Uranium One, Inc.(b)	513,302
2,700	US Silver & Gold, Inc.(b)	1,761
4,141	Valener, Inc.	64,588
91,129	Veresen, Inc.	1,069,131
18,999	Veris Gold Corp.(b)	13,503
433	Vermilion Energy, Inc.	23,225
7,539	Virginia Mines, Inc.(b)	72,887
1,300	Wajax Corp.	43,325
32,261	Wesdome Gold Mines Ltd.(b)	12,407
11,176	West Fraser Timber Co. Ltd.	1,018,691
2,200	Western Energy Services Corp.	17,907
31,338	Western Forest Products, Inc.(b)	45,156
6,300	Westjet Airlines Ltd.	134,943
902	Westshore Terminals Investment Corp.	25,152
1,500	Whistler Blackcomb Holdings, Inc.	20,446
34,591	Whitecap Resources, Inc.	371,809
48,887	Wi-Lan, Inc.	176,109
11,548	Winpak Ltd.	214,747
1,816	Xtreme Drilling and Coil Services Corp.(b)	6,542
12,276	Zargon Oil & Gas Ltd.	75,298
		132,541,927
CAYMAN ISLANDS — 0.0%
23,308	China Great Star International Ltd.(b)	31,432
59,150	Endeavour Mining Corp.(b)	39,161
		70,593
CHILE — 0.1%
367,736	AES Gener SA	239,742
487,853	Aguas Andinas SA - Class A	341,787
130,649	Banmedica SA	254,255
77,620	Besalco SA	94,410
17,632	Cementos BIO BIO SA	19,559
2,521	Cia Cervecerias Unidas SA	34,073
43,481	Cia General de Electricidad SA	262,341
18,733	Cia Sud Americana de Vapores SA(b)	1,003
924,504	Colbun SA	238,390
58,576,059	CorpBanca SA	581,372
17,867	Cristalerias de Chile SA(d)	151,601
114,370	E.CL SA	176,947
15,622	Embotelladora Andina SA - Class A, Preference Shares	66,215
16,401	Embotelladora Andina SA - Class B, Preference Shares	86,178
21,705	Empresas Hites SA	16,812
1,299,287	Empresas Iansa SA	57,903
7,303	ENTEL Chile SA	120,663
20,702	Forus SA	120,461
15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CHILE (continued)
12,790	Gasco SA	$145,610
448,016	Inversiones Aguas Metropolitanas SA	846,596
6,600	Latam Airlines Group SA - BDR	88,237
535,964	Madeco SA	16,480
1,006,551	Masisa SA	81,292
952	Molibdenos y Metales SA	15,192
134,264	Multiexport Foods SA(b)	30,048
97,068	Parque Arauco SA	207,397
86,572	PAZ Corp. SA	39,592
163,857	Ripley Corp. SA	124,204
58,002	Salfacorp SA	57,116
103,492	Sigdo Koppers SA	179,251
20,922	Sociedad Matriz SAAM SA	1,844
353,128	Socovesa SA	103,083
151,511	Sonda SA	394,810
235,571	Vina Concha y Toro SA	426,352
853,398	Vina San Pedro Tarapaca SA	5,132
		5,625,948
CHINA — 0.9%
1,379,000	AAC Technologies Holdings, Inc.	6,418,833
418,000	Agile Property Holdings Ltd.	439,257
414,090	Airtac International Group	2,347,566
570,000	Aluminum Corp. of China Ltd. - H Shares(b)	175,654
440,000	Angang Steel Co. Ltd. - H Shares(b)	243,953
22,000	Anhui Expressway Co. Ltd. - H Shares	9,900
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	4,993
41,000	Anta Sports Products Ltd.	46,310
408,000	Anton Oilfield Services Group	254,093
639,000	Asia Cement China Holdings Corp.	277,661
96,000	Aupu Group Holding Co. Ltd.	9,284
98,000	AVIC International Holdings Ltd.(b)	38,793
196,000	AviChina Industry & Technology Co. - H Shares	104,879
116,000	Baoye Group Co. Ltd. - H Shares	85,404
235,000	BBMG Corp. - H Shares	147,867
308,000	Beijing Capital International Airport Co. Ltd. - H Shares	191,021
550,000	Beijing Capital Land Ltd. - H Shares	199,275
33,000	Beijing Jingkelong Co. Ltd. - H Shares	10,723
420,000	Beijing North Star Co. Ltd. - H Shares	93,146
311,000	Besunyen Holdings Co. Ltd.(b)	12,231
34,500	Byd Co. Ltd. - H Shares(b)	135,009
247,500	BYD Electronic International Co. Ltd.(b)	129,884

Shares		Value
CHINA (continued)
361,656	Central China Real Estate Ltd.	$108,185
32,000	Changshouhua Food Co. Ltd.	26,696
89,000	Chaowei Power Holdings Ltd.	42,230
603,000	China Aoyuan Property Group Ltd.	122,068
173,000	China Automation Group Ltd.	34,129
410,857	China BlueChemical Ltd. - H Shares	189,652
516,000	China Communications Services Corp. Ltd. - H Shares	335,324
545,500	China COSCO Holdings Co. Ltd. - H Shares(b)	225,076
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	27,927
954,000	China Dongxiang Group Co.	169,751
248,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	76,105
952,000	China Gas Holdings Ltd.	1,076,518
376,000	China Hongqiao Group Ltd.	198,772
332,500	China Huiyuan Juice Group Ltd.(b)	137,191
251,000	China ITS Holdings Co. Ltd.(b)	61,167
81,000	China Lesso Group Holdings. Ltd.	41,463
66,000	China Lilang Ltd.	35,997
215,000	China Longyuan Power Group Corp. - H Shares	226,488
135,000	China Medical System Holdings Ltd.	121,847
180,000	China Modern Dairy Holdings Ltd.(b)	54,309
272,678	China Molybdenum Co. Ltd. - H Shares	103,719
1,200,084	China National Building Material Co. Ltd. - H Shares	1,083,164
586,000	China National Materials Co. Ltd. - H Shares	120,138
740,000	China Nickel Resources Holding Co. Ltd.	34,826
332,000	China Qinfa Group Ltd.	23,544
736,000	China Rare Earth Holdings Ltd.	108,185
1,761,000	China Rongsheng Heavy Industries Group Holdings Ltd.(b)	186,191
87,700	China Sandi Holdings Ltd.(b)	6,559
28,000	China Sanjiang Fine Chemicals Co. Ltd.	13,827
260,000	China SCE Property Holdings Ltd.(b)	60,679
491,488	China Shanshui Cement Group Ltd.	195,820
138,000	China Shineway Pharmaceutical Group Ltd.	225,979
1,686,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	408,718
648,000	China Shipping Development Co. Ltd., H Shares(b)	282,408
16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
396,000	China Southern Airlines Co. Ltd. - H Shares	$146,542
90,000	China Sunshine Paper Holdings Co. Ltd.(b)	8,935
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	55,435
176,000	China Taifeng Beddings Holdings Ltd.	35,175
784,000	China Tontine Wines Group Ltd.(b)	33,865
292,000	China Wireless Technologies Ltd.	94,126
780,000	China Yurun Food Group Ltd.(b)	546,109
210,000	China Zhengtong Auto Services Holdings Ltd.(b)	103,706
762,000	China Zhongwang Holdings Ltd.(b)	218,119
350,000	Chinasoft International Ltd.(b)	94,319
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	42,240
618,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	70,919
482,000	Chongqing Rural Commercial Bank - H Shares	197,011
127,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	32,423
158,000	Comtec Solar Systems Group Ltd.(b)	44,819
1,867,291	Country Garden Holdings Co. Ltd.	1,054,559
3,825,000	CPMC Holdings Ltd.	2,490,620
9,420,000	Dalian Port PDA Co. Ltd. - H Shares(d)	1,882,640
264,000	Daphne International Holdings Ltd.	188,241
230,000	Datang International Power Generation Co. Ltd. - H Shares	103,796
101,000	Delong Holdings Ltd.(b)	30,200
33,600	Dongfang Electric Corp. Ltd. - H Shares	46,703
11,100	Dongjiang Environmental Co. Ltd. - H Shares	38,715
398,000	Dongyue Group	153,953
184,000	ENN Energy Holdings Ltd.	1,018,980
1,274,000	Evergrande Real Estate Group Ltd.(b)	505,947
774,000	Fantasia Holdings Group Co. Ltd.	128,741
1,505,000	FIH Mobile Ltd.(b)	811,143
174,000	First Tractor Co. Ltd. - H Shares	102,754
673,500	Fosun International Ltd.	510,621
204,000	Golden Eagle Retail Group Ltd.	299,861
38,000	Goldpoly New Energy Holdings Ltd.(b)	6,713
228,000	Great Wall Technology Co. Ltd. - H Shares(b)	44,391

Shares		Value
CHINA (continued)
225,500	Greentown China Holdings Ltd.	$447,767
688,000	Guangshen Railway Co. Ltd. - H Shares	305,163
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	454,147
76,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares(b)	291,041
184,400	Guangzhou R&F Properties Co. Ltd. - H Shares	286,743
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares	25,243
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	52,927
2,603,000	Haitian International Holdings Ltd.	4,396,733
358,000	Harbin Electric Co. Ltd. - H Shares	220,184
611,000	Hidili Industry International Development Ltd.(b)	100,053
4,288,000	Hilong Holding Ltd.	2,510,124
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(b)	40,648
342,000	Honghua Group Ltd.	98,337
138,000	Huadian Power International Corp. Ltd. - H Shares	64,057
162,000	Huaneng Renewables Corp. Ltd.	57,442
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	60,158
285,000	Intime Retail Group Co. Ltd.	294,349
80,000	JES International Holdings Ltd.(b)	9,191
122,000	Jiangsu Expressway Co. Ltd. - H Shares	126,788
92,000	Jingwei Textile Machinery - H Shares	55,279
1,008,000	Kaisa Group Holdings Ltd.(b)	228,748
163,000	Kasen International Holdings Ltd.(b)	32,997
458,000	Kingdee International Software Group Co. Ltd.(b)	96,258
43,000	Kingsoft Corp. Ltd.	74,073
64,000	Leoch International Technology Ltd.	6,272
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	7,475
288,500	Li Ning Co. Ltd.(b)	178,555
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	48,436
190,000	Lingbao Gold Co. Ltd. - H Shares	39,932
1,019,000	Lonking Holdings Ltd.(b)	206,281
844,000	Maanshan Iron & Steel - H Shares(b)	200,237
323,000	Maoye International Holdings Ltd.	54,558
17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
1,336,000	Metallurgical Corp. of China Ltd. - H Shares(b)	$236,000
3,102,000	Microport Scientific Corp.	2,491,807
146,000	Minth Group Ltd.	259,786
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	14,248
68,000	Nature Flooring Holding Co. Ltd.	11,661
348,000	NVC Lighting Holdings Ltd.	91,985
179,000	O-Net Communications Group Ltd.	34,620
96,800	Pacific Online Ltd.	42,436
70,000	Pan Asia Environmental Protection Group Ltd.(b)	7,582
99,000	Parkson Retail Group Ltd.	39,316
308,000	Peak Sport Products Co. Ltd.	55,996
539,000	Powerlong Real Estate Holdings Ltd.	106,332
402,000	Qingling Motors Co. Ltd. - H Shares	95,374
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,975
67,000	Real Gold Mining Ltd.(b)(c)(d)	12,094
6,393,430	Renhe Commercial Holdings Co. Ltd.(b)	379,207
202,500	Sany Heavy Equipment International Holdings Co. Ltd.	59,531
34,500	Sateri Holdings Ltd.	5,472
7,285,806	Semiconductor Manufacturing International Corp.(b)	535,472
169,500	Shandong Chenming Paper Holdings Ltd. - H Shares	64,910
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	14,518
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	457,440
268,000	Shanghai Electric Group Co. Ltd. - H Shares	90,190
26,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	46,333
660,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	106,375
104,500	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	217,203
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	24,617
310,500	Shengli Oil & Gas Pipe Holdings Ltd.	15,814
20,000	Shenguan Holdings Group Ltd.	8,510
78,000	Shenzhen Expressway Co. Ltd. - H Shares	26,249
162,000	Shenzhou International Group Holdings Ltd.	458,495
2,011,381	Shui On Land Ltd.	601,682

Shares		Value
CHINA (continued)
116,000	Sichuan Expressway Co. Ltd. - H Shares	$28,418
174,000	Sihuan Pharmaceutical Holdings Group Ltd.	125,863
784,000	Sino Dragon New Energy Holdings Ltd.(b)	10,816
73,000	SinoMedia Holding Ltd.	64,570
1,354,486	Sino-Ocean Land Holdings Ltd.	693,345
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares(b)	77,657
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	64,568
40,800	Sinopharm Group Co. Ltd. - H Shares	111,527
820,000	Sinotrans Ltd. - H Shares	154,366
351,000	Sinotruk Hong Kong Ltd.	173,789
67,000	SITC International Holdings Co. Ltd.	21,597
1,600,500	SOHO China Ltd.	1,310,431
111,000	SPG Land Holdings Ltd.(b)	102,905
23,000	Springland International Holdings Ltd.	11,892
174,000	Sunac China Holdings Ltd.	125,414
131,000	Sunny Optical Technology Group Co. Ltd.	131,074
554,000	Tiangong International Co. Ltd.	149,293
843,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,934,783
165,500	Travelsky Technology Ltd. - H Shares	129,103
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	16,328
32,000	Tsingtao Brewery Co. Ltd. - H Shares	244,469
182,000	Uni-President China Holdings Ltd.	165,911
31,000	Weichai Power Co. Ltd. - H Shares	102,726
247,500	Weiqiao Textile Co. Ltd. - H Shares	149,031
1,212,000	West China Cement Ltd.	170,339
454,000	Winsway Coking Coal Holding Ltd.	25,464
14,000	Wumart Stores, Inc. - H Shares	26,175
626,000	Xiamen International Port Co. Ltd. - H Shares	79,102
144,000	Xiangyu Dredging Holdings Ltd.	38,063
4,836,000	Xingda International Holdings Ltd.(d)	2,325,839
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	78,930
54,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	30,737
216,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	30,636
18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
CHINA (continued)
142,000	Xiwang Sugar Holdings Co. Ltd.	$12,633
81,000	Yantai North Andre Juice Co. - H Shares	20,888
201,000	Yashili International Holdings Ltd.	90,190
1,402,000	Yuanda China Holdings Ltd.	89,482
455,760	Yuzhou Properties Co. Ltd.	101,076
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	174,661
96,000	Zhejiang Expressway Co. Ltd. - H Shares	81,572
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	40,621
16,500	Zhongsheng Group Holdings Ltd.	17,105
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	68,892
100,000	ZTE Corp. - H Shares(b)	173,810
		57,208,226
COLUMBIA — 0.0%
1,764	Pacific Rubiales Energy Corp.	34,298
CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)(c)(d)	0
28,621	Deep Sea Supply Plc(b)	43,858
71,521	ProSafe SE	719,118
98,833	Songa Offshore(b)	123,944
		886,920
DENMARK — 0.5%
2,314	ALK-Abello A/S	190,760
57,902	Alm Brand A/S(b)	194,238
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	22,996
5,855	Auriga Industries - Class B(b)	168,204
18,742	Bang & Olufsen A/S(b)	178,917
10,357	Bavarian Nordic A/S(b)	110,884
1,079	Brodrene Hartmann A/S	25,511
455,184	Chr. Hansen Holding A/S	15,066,536
13,954	D/S Norden A/S	511,176
2,204	DFDS A/S	153,573
48,608	DSV A/S	1,274,992
6,366	East Asiatic Co. Ltd. A/S(b)	102,233
10,095	FLSmidth & Co. A/S	479,509
4,979	Genmab A/S(b)	143,926
81,337	GN Store Nord A/S	1,683,560
4,777	Greentech Energy Systems AS(b)	13,127
14,260	H. Lundbeck A/S	290,073
2,058	H+H International A/S - Class B(b)	10,686
2,374	Harboes Bryggeri A/S - Class B	31,559
963	IC Companys A/S	24,400
29,934	Jyske Bank A/S(b)	1,312,892
18,842	NKT Holding A/S	764,876

Shares		Value
DENMARK (continued)
70	Nordjyske Bank A/S	$1,137
250	Norresundby Bank A/S	7,717
6,068	Pandora A/S	242,211
3,031	Parken Sport & Entertainment A/S(b)	42,726
989	PER Aarsleff A/S - Class B	104,649
1,788	Ringkjoebing Landbobank A/S	312,663
2,141	Rockwool International A/S - Class B	339,435
906	Royal UNIBREW A/S	87,298
9,377	Schouw & Co.	351,371
16,820	Simcorp AS	537,232
2,457	Solar A/S - Class B	113,331
19,102	Spar Nord Bank A/S(b)	132,249
44,138	Sydbank A/S(b)	986,839
33	Tivoli A/S	17,512
16,761	TK Development A/S(b)	27,964
37,860	Topdanmark AS(b)	1,064,681
33,402	TopoTarget A/S(b)	16,688
129,120	Topsil Semiconductor Materials(b)	11,750
2,520	Tryg A/S	228,651
130,586	Vestas Wind Systems A/S(b)	2,647,021
2,285	Vestjysk Bank A/S(b)	3,833
		30,031,586
FINLAND — 0.4%
32,226	Afarak Group Oyj(d)	17,578
9,996	Ahlstrom Oyj	145,881
379	Aktia Bank Oyj	3,625
2,952	Alma Media Oyj	11,310
39,132	Amer Sports Oyj	777,247
1,770	Aspo Oyj	12,833
1,682	Bank of Aland Plc - Class B	18,684
2,196	BasWare Oyj	55,508
18,521	Biotie Therapies Oyj(b)	8,624
15,775	Cargotec Oyj - Class B	560,335
93,678	Caverion Corp.(b)	520,932
93,179	Citycon Oyj	295,027
2,317	Comptel Oyj(b)	1,541
4,120	Cramo Oyj	50,919
7,193	Digia Plc	28,229
17,999	Elisa Oyj	386,712
30,561	Finnair Oyj	117,905
1,799	Finnlines Oyj(b)	14,815
12,672	Fiskars Oyj Abp	296,874
31,761	F-Secure Oyj	71,831
11,600	HKScan Oyj - A Shares	56,636
39,467	Huhtamaki Oyj	753,973
2,336	Ilkka-Yhtyma Oyj	9,479
17,695	Kemira Oyj	274,719
1,624	Kesko Oyj - Class A	54,552
31,775	Kesko Oyj - Class B	998,041
15,462	Konecranes Oyj	453,773
4,409	Lassila & Tikanoja Oyj	82,880
3,187	Lemminkainen Oyj	62,962
19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
FINLAND (continued)
60,159	Metsa Board Oyj	$204,083
67,391	Metso Oyj	2,373,137
30,299	Neste Oil Oyj	438,958
52,206	Nokian Renkaat Oyj	2,319,017
10,195	Okmetic Oyj	66,052
5,138	Olvi Oyj - Class A	184,555
27,673	Oriola-KD Oyj - Class B	87,619
10,430	Orion Oyj - Class A	257,947
9,618	Orion Oyj - Class B	235,306
79,999	Outokumpu Oyj(b)	49,701
9,092	Outotec Oyj	110,372
13,413	PKC Group Oyj	371,156
132,675	Pohjola Bank Plc - Class A	2,283,970
766	Ponsse Oyj	5,931
4,495	Poyry Oyj(b)	22,592
43,685	Raisio Plc - V Shares	194,690
26,580	Ramirent Oyj	248,586
6,650	Rapala VMC Oyj	42,376
85,675	Rautaruukki Oyj	502,643
267	Saga Furs Oyj	10,599
30,273	Sanoma Oyj	221,103
740	Sievi Capital Plc	1,044
1,969	SRV Group Plc	8,461
2,865	Stockmann Oyj Abp - Class A(d)	45,356
8,470	Stockmann Oyj Abp - Class B	128,456
284,272	Stora Enso Oyj - Class R	2,108,366
163,338	Talvivaara Mining Co. Plc(b)	29,942
5,454	Technopolis Oyj	34,973
675	Teleste Oyj	3,727
8,154	Tieto Oyj	155,665
16,032	Tikkurila Oyj	351,702
237,954	UPM-Kymmene Oyj	2,654,380
2,990	Uponor Oyj	51,949
3,176	Vacon Oyj	219,711
3,684	Vaisala Oyj - Class A	99,638
70,509	Wartsila Oyj Abp	3,191,140
93,678	YIT Oyj	1,272,420
		26,730,748
FRANCE — 2.0%
3,657	ABC Arbitrage	23,255
24,037	Accor SA	906,888
2,633	Aeroports de Paris	271,993
542	Affine SA REIT	9,561
61,626	Air France-KLM(b)	498,957
5,884	ALBIOMA	119,609
1,039,619	Alcatel-Lucent(b)	2,622,283
902	Ales Groupe	13,620
5,620	Altamir	68,037
9,534	Alten SA	355,140
60,387	Altran Technologies SA	432,208
996	ANF Immobilier REIT	29,614
3,847	April	78,355
4,970	Archos(b)	19,703
34,890	Arkema SA	3,497,448

Shares		Value
FRANCE (continued)
4,828	Assystem	$103,602
14,002	AtoS	1,052,646
1,591	Audika Groupe	16,933
1,151	Aurea SA	6,431
653	Axway Software SA	15,116
10,625	Beneteau SA(b)	142,198
2,529	Bigben Interactive(b)	23,888
3,331	BioMerieux	340,687
120,758	Boiron SA(d)	6,467,802
2,516	Bollore SA	1,205,650
11,728	Bonduelle SCA	290,828
2,143	Bongrain SA	138,984
15,184	Bourbon SA	412,284
267	Boursorama(b)	2,518
27,832	Bull(b)	92,196
45	Burelle SA	23,348
46,254	Cap Gemini SA	2,532,131
717	Cegedim SA(b)	20,441
2,386	Cegid Group	50,534
124,773	CGG(b)	3,153,851
90	Cie des Alpes	1,940
4,096	Ciments Francais SA	248,044
10,437	Club Mediterranee SA(b)	241,736
32,302	Derichebourg SA(b)	111,515
2,118	Devoteam SA	28,684
22,092	Edenred	707,862
9,356	Eiffage SA	501,668
494	Electricite de Strasbourg	60,955
3,548	Eramet	311,998
556	Esso SA Francaise	33,817
26,260	Etablissements Maurel et Prom	428,828
374	Etam Developpement SA(b)	8,359
50,701	Euler Hermes SA(d)	5,675,264
9,312	Eutelsat Communications SA	260,339
1,226	Exel Industries SA - Class A	62,256
1,098	Faiveley Transport SA	73,796
16,125	Faurecia(b)	425,714
1,000	Fimalac	53,879
539	Fleury Michon SA	28,396
3,002	Fonciere Des Regions REIT	245,853
12,718	GameLoft SA(b)	103,039
202	Gaumont SA(d)	10,618
1,559	Gecina SA REIT	191,266
2,835	GL Events	62,683
257	Groupe Crit	6,472
152,389	Groupe Eurotunnel SA	1,196,114
922	Groupe Flo	3,312
13,154	Groupe Partouche SA(b)	16,624
13,986	Groupe Steria SCA	197,227
393	Guerbet	44,231
8,241	Haulotte Group SA(b)	73,236
46,382	Havas SA	351,037
23,886	Hi-Media SA(b)	55,292
6,307	ICADE REIT	569,130
14,838	Imerys SA	980,080
148,063	Ingenico	11,072,027
20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
FRANCE (continued)
1,513	Interparfums SA	$49,918
1,275	Ipsen SA	51,225
173,723	IPSOS(d)	6,177,650
6,240	Jacquet Metal Service	78,863
27,960	JCDecaux SA	897,184
31,494	Klepierre REIT	1,365,461
3,023	Korian	71,143
33,822	Lagardere SCA	1,070,211
936	Laurent-Perrier	83,118
1,354	Lectra	10,448
1,715	LISI	225,874
735	Maisons France Confort	24,171
3,691	Manitou BF SA	47,728
467	Manutan International	22,552
326,040	Medica SA(d)	6,701,413
10,084	Mersen	229,401
2,556	METabolic EXplorer SA(b)	8,841
6,297	Metropole Television SA	124,025
1,136	Montupet	27,656
1,975	Mr Bricolage(b)	24,829
1,519	Naturex	116,398
180,226	Neopost SA	12,980,837
157,857	Nexans SA	8,414,924
9,928	Nexity SA	392,666
873	Norbert Dentressangle SA	83,679
7,604	NRJ Group(b)	62,922
7,755	Orpea	366,250
1,855	Parrot SA(b)	49,874
69,154	Peugeot SA(b)	883,193
1,004	Pierre & Vacances SA(b)	23,267
9,912	Plastic Omnium SA	676,202
9,806	Rallye SA	361,685
14,085	Recylex SA(b)	42,535
5,662	Remy Cointreau SA	586,176
97,230	Rexel SA	2,358,702
166,142	Rubis SCA(d)	10,609,323
4,800	Sa des Ciments Vicat	323,436
7,480	Saft Groupe SA	184,492
1,023	Sartorius Stedim Biotech	154,468
135,370	SCOR SE	4,326,661
7,643	SEB SA	636,510
1,217	Seche Environnement SA	41,690
3,254	Sequana SA(b)	25,281
7,940	Societe BIC SA	880,955
7,186	Societe d’Edition de Canal +	50,954
3,176	Societe Immobiliere de Location Pour l’Industrie et le Commerce	314,904
696	Societe Internationale de Plantations d’Heveas SA	51,093
41,718	Societe Television Francaise 1	617,434
108,076	SOITEC(b)	241,549
19,387	Solocal Group(b)	42,298
806	Somfy SA	184,430
1,699	Sopra Group SA	124,360
243	Spir Communication(b)	2,505

Shares		Value
FRANCE (continued)
101	Stallergenes SA	$7,424
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	29,078
1,492	STEF	84,854
28,979	Suez Environnement Co.	410,775
1,654	Sword Group	26,977
1,013	Synergie SA	12,803
18,742	Technicolor SA(b)	93,999
16,234	Teleperformance SA	786,129
155	Tessi SA	17,532
26,644	Thales SA	1,373,530
16,096	Theolia SA(b)	36,189
82	Thermador Groupe	6,600
451	Touax SA	10,020
1,421	Transgene SA(b)	18,545
2,866	Trigano SA(b)	40,797
41,685	UBISOFT Entertainment(b)	636,078
694	Union Financiere de France BQE SA	15,419
34,483	Valeo SA	2,735,042
55,375	Vallourec SA	3,268,663
4,413	Valneva SE(b)	19,667
3,188	Valneva SE - Preference Shares(b)	1,018
41,456	Veolia Environnement SA	556,199
602	Vetoquinol SA	21,479
1,404	Viel et Co.	4,371
808	Vilmorin & Cie	97,335
1,445	Virbac SA	288,354
107	VM Materiaux SA(b)	2,313
1,131	Vranken - Pommery Monopole SA	29,340
11,613	Zodiac Aerospace	1,687,846
		125,303,770
GABON — 0.0%
55	Total Gabon	31,829
GERMANY — 2.3%
21,479	Aareal Bank AG(b)	594,353
37,576	ADVA Optical Networking SE(b)	203,957
10,093	Air Berlin Plc(b)	25,498
17,687	Aixtron SE(b)	279,065
961	Allgeier SE	18,794
5,308	Alstria Office REIT AG	62,141
67	Amadeus Fire AG	4,054
640	AS Creation Tapeten AG	31,911
15,525	Aurubis AG	872,476
9,222	Axel Springer AG	480,926
8,917	Balda AG	45,316
4,048	Bauer AG	103,666
4,404	BayWa AG	217,481
10,613	Bechtle AG	521,416
1,967	Bertrandt AG	226,118
125	Bijou Brigitte AG	10,972
124,000	Bilfinger SE	11,773,467
21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
GERMANY (continued)
1,210	Biotest AG	$94,153
23,015	Borussia Dortmund GmbH & Co. KGaA	95,161
5,031	Brenntag AG	826,586
3,419	CANCOM SE	114,167
8,816	Carl Zeiss Meditec AG	299,015
16,327	Celesio AG	369,252
2,761	CENIT AG	32,397
8,279	CENTROTEC Sustainable AG	158,657
3,390	Cewe Color Holding AG	157,846
17,476	Comdirect Bank AG	170,068
869	CompuGroup Medical AG	21,249
7,207	Constantin Medien AG(b)	15,063
7,800	CropEnergies AG	66,204
6,999	CTS Eventim AG	314,717
7,898	DAB Bank AG	36,018
2,014	Delticom AG	98,599
3,806	Deutsche Beteiligungs AG	91,899
29,358	Deutsche Lufthansa AG(b)	587,801
11,565	Deutsche Wohnen AG	204,012
46,039	Deutz AG(b)	320,328
20,474	Dialog Semiconductor Plc(b)	338,428
2,601	Dr Hoenle AG	40,606
570	Draegerwerk AG & Co. KGaA	62,969
17,862	Drillisch AG	326,857
14,980	Duerr AG	1,003,410
2,132	DVB Bank SE(d)	68,497
909	Eckert & Ziegler AG	30,317
9,177	Elmos Semiconductor AG	109,878
216,951	ElringKlinger AG(d)	8,042,438
1,475	Envitec Biogas AG	11,811
4,231	Euromicron AG	82,095
42,200	Evotec AG(b)	142,598
99,922	Fielmann AG(d)	10,408,542
2,910	First Sensor AG(b)	30,971
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,037,468
51,919	Freenet AG	1,242,926
5,957	Fuchs Petrolub SE	393,076
89,581	GEA Group AG	3,696,193
3,293	Generali Deutschland Holding AG	477,951
6,004	Gerresheimer AG	350,369
7,035	Gerry Weber International AG	315,072
2,345	Gesco AG	224,554
107,237	GFK SE(d)	5,278,535
5,545	GFT Technologies AG	34,523
8,519	Gigaset AG(b)	7,593
33,550	Gildemeister AG	780,414
5,876	Grammer AG	196,406
3,340	Grenkeleasing AG	307,571
5,192	H&R AG(b)	60,355
4,973	Hamborner AG REIT	46,595
3,184	Hamburger Hafen und Logistik AG	76,245

Shares		Value
GERMANY (continued)
21,554	Hannover Rueckversicherung SE	$1,602,901
656	Hansa Group AG	2,260
1,410	Hawesko Holding AG	74,751
98,402	Heidelberger Druckmaschinen AG(b)	243,884
24,960	Hochtief AG	1,902,018
2,809	Homag Group AG	52,430
10,971	Indus Holding AG	365,321
502	Init Innovation In Traffic Systems AG	15,066
8,503	Intershop Communications AG(b)	14,491
2,380	Isra Vision AG	111,452
2,131	IVG Immobilien AG(b)	476
17,344	Jenoptik AG	217,492
48,550	K+S AG	1,196,505
9,968	Kabel Deutschland Holding AG	1,124,264
50,411	Kloeckner & Co. SE(b)	630,272
4,129	Koenig & Bauer AG	83,329
17,251	Kontron AG	81,082
6,898	Krones AG	581,899
210	KSB AG	128,233
4,386	KUKA AG	193,515
1,128	KWS Saat AG	375,385
61,859	Lanxess AG	3,868,245
798	Leifheit AG	30,341
26,280	Leoni AG	1,305,819
4,388	LPKF Laser & Electronics AG	80,938
410	Manz AG(b)	18,354
5,154	Medigene AG(b)	5,965
13,301	MLP AG	81,291
408	Mobotix AG	8,733
9,415	Morphosys AG(b)	644,926
155,286	MTU Aero Engines AG	14,151,090
384	Muehlbauer Holding AG & Co. KGaA	9,400
3,842	MVV Energie AG	113,443
1,551	Nemetschek AG	93,554
2,244	Nexus AG	29,104
16,879	Nordex SE(b)	141,444
281,883	NORMA Group SE(d)	12,000,128
1,021	OHB AG	22,914
19,687	Patrizia Immobilien AG(b)	216,096
1,728	Pfeiffer Vacuum Technology AG	188,138
19,644	PNE Wind AG	71,527
375	Progress-Werk Oberkirch AG	17,755
669	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	11,690
1,583	Puma SE	442,986
1,608	PVA TePla AG	3,958
75,197	QSC AG	305,218
870	R Stahl AG	42,072
19,441	Rational AG(d)	5,656,325
22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
GERMANY (continued)
42,668	Rheinmetall AG	$1,987,007
45,979	Rhoen Klinikum AG	1,112,040
12,812	SAF-Holland SA(b)	148,287
6,334	Salzgitter AG	236,067
819	Schaltbau Holding AG	39,001
22,668	SGL Carbon SE	741,095
21,071	Singulus Technologies AG(b)	37,170
14,802	Sixt AG	364,300
3,624	SKW Stahl-Metallurgie Holding AG	56,842
113,539	Sky Deutschland AG(b)	887,401
97	SMA Solar Technology AG	3,316
361	SMT Scharf AG	11,622
19,961	Software AG	607,317
8,494	Solarworld AG(b)	5,571
18,322	Stada Arzneimittel AG	859,575
904	STINAG Stuttgart Invest AG(d)	18,821
7,892	Stroeer Media AG(b)	104,991
66,797	Suedzucker AG	2,180,269
21,586	Suss Microtec AG(b)	207,480
561,898	Symrise AG(d)	24,257,118
30,278	TAG Immobilien AG	358,496
9,742	Takkt AG	165,114
1,753	Telegate AG	21,385
2,222	Tipp24 SE(b)	127,539
762	Tom Tailor Holding AG(b)	16,595
4,964	Tomorrow Focus AG	25,167
27,375	TUI AG(b)	345,975
34,543	United Internet AG	1,128,180
2,043	Verbio AG(b)	2,394
2,540	Vossloh AG	211,869
5,050	VTG AG	94,661
3,635	Wacker Chemie AG	355,627
17,355	Wacker Neuson SE	231,691
62	Washtec AG	849
1,012	Wincor Nixdorf AG	64,428
1,603	Wirecard AG	49,017
166	XING AG	12,164
275	zooplus AG(b)	16,280
		141,421,267
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	60,784
176,819	Bwin.Party Digital Entertainment Plc	376,852
		437,636
GREECE — 0.0%
811	Aegean Airlines SA(b)	3,258
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
147,872	Alpha Bank AE(b)	88,525
1,098	Astir Palace Hotel SA(b)	5,171

Shares		Value
GREECE (continued)
2,153	Athens Water Supply & Sewage Co. SA (The)	$17,042
7,424	Bank of Greece	122,469
57,616	Ellaktor SA(b)	168,629
3,374	Folli Follie SA(b)	79,134
5,815	Fourlis Holdings SA(b)	19,572
10,782	Frigoglass SA(b)	68,564
17,301	GEK Terna Holding Real Estate Construction SA(b)	50,176
10,539	Hellenic Exchanges SA Holding Clearing Settlement and Registry	85,245
28,693	Hellenic Petroleum SA	282,472
19,670	Hellenic Telecommunications Organization SA(b)	177,943
31,091	Intralot SA-Integrated Lottery Systems & Services	71,556
13,884	JUMBO SA	147,765
2,599	Lamda Development SA(b)	13,485
6,590	Metka SA	97,314
5,531	Motor Oil (Hellas) Corinth Refineries SA	56,143
26,955	Mytilineos Holdings SA(b)	155,990
85,952	National Bank of Greece SA(b)	300,731
1,037	OPAP SA	9,312
23,263	Piraeus Bank SA(b)	29,865
618	Piraeus Port Authority	13,155
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA	80,120
5,302	Sarantis SA(b)	35,973
12,534	T Bank SA(b)(c)(d)	0
5,987	Terna Energy SA	25,089
647	Thessaloniki Port Authority SA	21,424
592	Titan Cement Co. SA(b)	10,790
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
24,240	Viohalco Hellenic Copper and Aluminum Industry SA(b)	141,890
		2,378,807
GUERNSEY — 0.1%
7,397	Raven Russia Ltd.	7,933
803,242	Resolution Ltd.	3,956,641
86,000	Tethys Petroleum Ltd.(b)	56,937
		4,021,511
HONG KONG — 1.4%
260,000	361 Degrees International Ltd.	58,332
66,000	Ajisen China Holdings Ltd.	57,868
160,000	Alco Holdings Ltd.	32,389
44,000	Allan International Holdings Ltd.	13,786
30,000	Allied Group Ltd.(d)	100,572
1,753,693	Allied Properties HK Ltd.	248,732
7,214,000	AMVIG Holdings Ltd.(d)	3,181,170
180,000	Anxin-China Holdings Ltd.	54,773
1,540,000	Apac Resources Ltd.(b)	26,806
23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
84,000	APT Satellite Holdings Ltd.	$73,108
144,000	Asia Financial Holdings Ltd.	62,200
58,000	Asia Satellite Telecommunications Holdings Ltd.	224,354
421,877	Asia Standard International Group	93,562
428,000	Asian Citrus Holdings Ltd.	140,724
406,500	ASM Pacific Technology Ltd.	4,418,478
80,000	Associated International Hotels Ltd.(d)	228,996
820,000	AVIC International Holding HK Ltd.(b)	37,006
89,000	Beijing Development HK Ltd.(b)	25,935
84,000	Beijing Enterprises Holdings Ltd.	561,581
1,217,000	Beijing Enterprises Water Group Ltd.	492,725
244,000	Beijing Properties Holdings Ltd.(b)	17,933
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	0
144,000	Bonjour Holdings Ltd.	25,808
390,000	Bosideng International Holdings Ltd.	80,961
218,000	Bossini International Holdings Ltd.	11,103
425,000	Brightoil Petroleum Holdings Ltd.(b)	73,979
668,000	Brilliance China Automotive Holdings Ltd.(b)	798,437
56,897	Brilliant Circle Holdings International Ltd.	12,472
2,064,354	Brockman Mining Ltd.(b)(d)	113,125
1,296,000	Burwill Holdings Ltd.(b)	19,217
645,791	C C Land Holdings Ltd.	166,535
106,000	Cafe de Coral Holdings Ltd.	344,422
23,000	Carnival Group International Holdings Ltd.(b)	890
174,000	Carrianna Group Holdings Co. Ltd.	34,551
718,800	Century City International Holdings Ltd.	54,682
244,000	Century Sunshine Group Holdings Ltd.	28,000
1,590,446	Champion Technology Holdings Ltd.	22,763
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	23,507
835,000	Chaoyue Group Ltd.(b)(d)	59,215
180,000	Chen Hsong Holdings	53,381
117,988	Cheuk Nang Holdings Ltd.	94,018
114,000	Cheung Wo International Holdings Ltd.(b)	10,289
80,000	Chevalier International Holdings Ltd.	144,412

Shares		Value
HONG KONG (continued)
2,140,000	Chigo Holding Ltd.(b)	$55,186
1,130,000	China Aerospace International Holdings Ltd.	128,217
982,137	China Agri-Industries Holdings Ltd.	455,889
136,000	China All Access Holdings Ltd.	44,365
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
336,000	China Chengtong Development Group Ltd.(b)	10,831
1,436,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	33,328
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	23,828
746,000	China Energine International Holdings Ltd.(b)	37,033
110,000	China Energy Development Holdings Ltd.(b)	1,971
480,000	China Environmental Investment Holdings Ltd.(b)	15,163
3,491,000	China Everbright International Ltd.	3,182,393
430,000	China Everbright Ltd.	608,773
232,000	China Fiber Optic Network System Group Ltd.	32,606
140,000	China Financial Services Holdings Ltd.	12,275
76,936	China Flavors & Fragrances Co. Ltd.(b)(d)	10,118
322,000	China Foods Ltd.	126,631
422,000	China Glass Holdings Ltd.(b)	44,618
159,000	China Green Holdings Ltd.(b)	16,401
764,000	China Haidian Holdings Ltd.	68,957
6,603,000	China High Precision Automation Group Ltd.(c)(d)	1,038,689
556,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	250,915
870,000	China Household Holdings Ltd.(b)	96,472
1,002,000	China Infrastructure Investment Ltd.(b)	17,442
11,804,000	China Lumena New Materials Corp.	2,206,896
367,000	China Mengniu Dairy Co. Ltd.	1,469,306
165,475	China Merchants Holdings International Co. Ltd.	517,403
216,000	China Metal International Holdings, Inc.	65,728
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	234,911
1,770,000	China Mining Resources Group Ltd.(b)	27,158
492,557	China New Town Development Co. Ltd.(b)	38,741
24,000	China Nuclear Industry 23 International Corp. Ltd.(b)	3,435
30,960	China Ocean Resources Co. Ltd.(b)	72,066
24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
1,060,000	China Oil and Gas Group Ltd.	$191,346
1,065,000	China Outdoor Media Group Ltd.(b)	8,651
253,500	China Overseas Grand Oceans Group Ltd.	301,039
460,000	China Power International Development Ltd.	193,357
600,000	China Power New Energy Development Co. Ltd.(b)	32,106
714,000	China Precious Metal Resources Holdings Co. Ltd.(b)	117,840
353,000	China Properties Group Ltd.(b)	89,210
308,000	China Public Procurement Ltd.(b)	21,842
4,844,000	China Renji Medical Group Ltd.(b)	29,980
3,700,000	China Resources and Transportation Group Ltd.(b)	157,435
392,000	China Resources Cement Holdings Ltd.	212,285
246,000	China Resources Enterprise Ltd.	759,670
120,800	China Resources Gas Group Ltd.	301,860
2,615,600	China Singyes Solar Technologies Holdings Ltd.	2,630,574
1,230,000	China South City Holdings Ltd.	301,331
300,000	China Star Entertainment Ltd.	6,344
535,000	China Starch Holdings Ltd.	13,590
275,440	China State Construction International Holdings Ltd.	438,965
970,000	China Strategic Holdings Ltd.(b)	17,885
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	506,503
8,000	China Tianyi Holdings Ltd.	1,568
296,000	China Ting Group Holdings Ltd.	18,510
1,162,000	China Travel International Investment Hong Kong Ltd.	212,755
230,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	30,546
86,000	China Water Affairs Group Ltd.	29,385
2,340,000	China WindPower Group Ltd.	90,515
57,000	Chong Hing Bank Ltd.	169,774
108,000	Chow Sang Sang Holdings International Ltd.	250,658
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	75,569
64,000	Chuang’s China Investments Ltd.	3,878
413,500	Chuang’s Consortium International Ltd.(b)	49,051
90,000	CIMC Enric Holdings Ltd.	114,072
62,000	Citic 21CN Co. Ltd.(b)	3,318
612,000	Citic Pacific Ltd.	664,428
1,555,000	Citic Resources Holdings Ltd.(b)	212,530

Shares		Value
HONG KONG (continued)
258,000	Citic Telecom International Holdings Ltd.	$79,506
1,018,000	CK Life Sciences International Holdings, Inc.	82,694
68,000	Clear Media Ltd.	50,415
118,000	Coastal Greenland Ltd.(b)	6,847
336,387	Comba Telecom Systems Holdings Ltd.(b)	120,578
8,000	Convenience Retail Asia Ltd.	6,086
156,000	Cosco International Holdings Ltd.	60,545
349,897	COSCO Pacific Ltd.	491,758
380,000	Cosmos Machinery Enterprises Ltd.(b)	26,458
1,010,000	CP Lotus Corp.(b)	28,390
1,238,000	CP Pokphand Co.	116,527
42,000	Cross-Harbour Holdings Ltd.	34,009
2,419,335	CSI Properties Ltd.	99,823
424,000	CSPC Pharmaceutical Group Ltd.	223,054
208,000	CST Mining Group Ltd.(b)	2,092
37,600	Culture Landmark Investment Ltd.(b)	4,266
155,000	Culturecom Holdings Ltd.(b)	30,178
183,000	DaChan Food Asia Ltd.(b)	23,832
79,000	Dah Chong Hong Holdings Ltd.	59,793
229,840	Dah Sing Banking Group Ltd.	266,718
89,450	Dah Sing Financial Holdings Ltd.	373,111
270,000	Dan Form Holdings Co. Ltd.	32,725
132,000	Dawnrays Pharmaceutical Holdings Ltd.	45,273
244,000	DBA Telecommunication Asia Holdings Ltd.(c)(d)	63,866
160,550	Dickson Concepts International Ltd.	89,429
139,000	Digital China Holdings Ltd.	152,700
275,000	Dingyi Group Investment Ltd.(b)(c)(d)	20,211
256,000	DMX Technologies Group Ltd.	44,317
88,000	Dorsett Hospitality International Ltd.	21,218
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	20,053
236,000	EcoGreen Fine Chemicals Group Ltd.	44,427
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	35,654
264,000	Emperor Capital Group Ltd.	11,403
325,000	Emperor Entertainment Hotel Ltd.	108,954
632,416	Emperor International Holdings Ltd.	177,764
42,840,000	Emperor Watch & Jewellery Ltd.(d)	3,259,013
950,000	EPI Holdings Ltd.(b)	29,031
789,100	Esprit Holdings Ltd.	1,286,067
25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
504,000	eSun Holdings Ltd.(b)	$74,733
596,000	EVA Precision Industrial Holdings Ltd.	86,838
9,500	Fairwood Holdings Ltd.	19,844
565,273	Far East Consortium International Ltd.	190,232
576,000	First Pacific Co. Ltd.	651,338
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	104,864
402,982	Fortune Oil Plc	47,204
302,000	Fountain SET Holdings Ltd.(b)	45,949
1,516,000	Franshion Properties China Ltd.	484,770
3,900	Fu Ji Food and Catering Services Holdings Ltd.(b)	1,177
195,600	Fufeng Group Ltd.(b)	78,940
1,643,000	GCL-Poly Energy Holdings Ltd.(b)	419,457
490,000	Geely Automobile Holdings Ltd.	204,704
498,000	Genting Hong Kong Ltd.(b)(d)	217,678
2,242,000	Get Nice Holdings Ltd.	93,951
456,000	Giordano International Ltd.	452,143
1,839,200	Global Bio-Chem Technology Group Co. Ltd.(b)	156,516
128,000	Global Sweeteners Holdings Ltd.(b)	7,839
1,366,000	Glorious Property Holdings Ltd.(b)	197,266
168,000	Glorious Sun Enterprises Ltd.	39,858
220,000	Gold Peak Industries Holding Ltd.	24,395
220,000	Goldbond Group Holdings Ltd.(b)	7,943
1,020,000	Golden Meditech Holdings Ltd.	124,942
140,000	Goldin Properties Holdings Ltd.(b)	75,997
98,000	Goldlion Holdings Ltd.	49,281
5,045,600	GOME Electrical Appliances Holdings Ltd.(b)	507,449
16,000	Good Friend International Holdings, Inc.	5,570
219,960	Great Eagle Holdings Ltd.	833,826
7,320,000	G-Resources Group Ltd.(b)	259,554
584,000	Guangdong Investment Ltd.	472,887
184,000	Guangnan Holdings Ltd.	21,590
116,000	Guotai Junan International Holdings Ltd.	43,076
61,000	Haier Electronics Group Co. Ltd.	109,957
226,738	Haitong International Securities Group Ltd.	106,124
3,316,000	Hanergy Solar Group Ltd.(b)	273,640
932,000	Hao Tian Resources Group Ltd.(b)	40,257
114,000	Harbour Centre Development Ltd.(d)	206,963
2,439,359	Heng Tai Consumables Group Ltd.(b)	48,123

Shares		Value
HONG KONG (continued)
917,400	Hengdeli Holdings Ltd.	$236,577
483,000	Hi Sun Technology (China) Ltd.(b)	90,302
2,285,035	HKC Holdings Ltd.	72,184
354,000	HKR International Ltd.	176,188
186,000	Hon Kwok Land Investment Co. Ltd.	80,822
5,200	Hong Kong Aircraft Engineering Co. Ltd.	72,412
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	49,384
227,000	Hong Kong Television Network Ltd.	72,002
316,651	Hongkong & Shanghai Hotels (The)	476,879
727,700	Hongkong Chinese Ltd.(b)	150,126
102,500	Hopewell Highway Infrastructure Ltd.	48,636
333,000	Hopewell Holdings Ltd.	1,056,243
312,000	Hopson Development Holdings Ltd.(b)	364,877
376,000	Hsin Chong Construction Group Ltd.	52,360
254,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	67,572
181,000	Huabao International Holdings Ltd.	77,949
536,000	Huafeng Group Holdings Ltd.(b)	14,375
259,631	Hung Hing Printing Group Ltd.	39,837
1,402,000	Hutchison Harbour Ring Ltd.	113,887
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	821,241
16,000	Hycomm Wireless Ltd.(b)	2,682
71,000	Hysan Development Co. Ltd.	301,647
3,112,000	Imagi International Holdings Ltd.(b)	34,508
995,000	Inspur International Ltd.	40,413
592,500	Interchina Holdings Co.(b)	46,602
410,000	IPE Group Ltd.	26,168
512,000	IRC Ltd.(b)	53,474
398,000	IT Ltd.	106,741
99,000	ITC Properties Group Ltd.	40,465
72,000	Jinchuan Group International Resources Co. Ltd.(b)	12,719
134,000	Jinhui Holdings Ltd.(b)	24,880
842,500	Johnson Electric Holdings Ltd.	500,790
454,000	Ju Teng International Holdings Ltd.	220,690
618,705	K Wah International Holdings Ltd.	282,404
1,940,000	Kai Yuan Holdings Ltd.(b)	47,277
234,000	Kam Hing International Holdings Ltd.	17,198
42,000	Keck Seng Investments	21,933
278,000	King Stone Energy Group Ltd.(b)(c)(d)	13,442
26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
357,700	Kingboard Chemical Holdings Ltd.	$786,833
591,500	Kingboard Laminates Holdings Ltd.	236,429
196,000	Kingmaker Footwear Holdings Ltd.	37,908
1,804,000	Kingston Financial Group Ltd.	148,868
206,666	Kingway Brewery Holdings Ltd.(b)	73,014
2,280,000	Ko Yo Chemical Group Ltd.(b)	25,282
417,000	Kowloon Development Co. Ltd.	502,727
544,500	KWG Property Holding Ltd.	312,423
2,412,000	Lai Fung Holdings Ltd.	59,712
6,600,750	Lai Sun Development Co. Ltd.(b)	193,198
520,000	Lai Sun Garment International Ltd.(b)	100,572
9,000	Lam Soon Hong Kong Ltd.	5,396
116,000	Le Saunda Holdings Ltd.	39,935
68,000	Lee & Man Chemical Co. Ltd.	28,496
807,200	Lee & Man Paper Manufacturing Ltd.	525,602
15,000	Lee’s Pharmaceutical Holdings Ltd.	12,359
74,000	Lerado Group Holdings Co.	6,870
24,500	Lifestyle International Holdings Ltd.	58,315
4,995,000	Lijun International Pharmaceutical Holding Ltd.	1,668,091
1,924,000	Lippo China Resources Ltd.	56,810
102,000	Lippo Ltd.(b)	51,292
156,000	Liu Chong Hing Investment Ltd.	229,708
62,500	LK Technology Holdings Ltd.	8,865
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	46,400
170,000	Luen Thai Holdings Ltd.	68,608
54,000	Luk Fook Holdings International Ltd.	151,091
84,000	Luks Group Vietnam Holdings Co. Ltd.	18,629
98,000	Lung Kee (Bermuda) Holdings	37,908
1,658,000	Magnificent Estates	76,961
59,200	Man Wah Holdings Ltd.	66,409
38,000	Man Yue Technology Holdings Ltd.	4,900
580,000	Mei Ah Entertainment Group Ltd.(b)	8,750
435,000	Melco International Development Ltd.	877,224
282,000	Midland Holdings Ltd.	113,809
136,000	MIE Holdings Corp.	29,811
108,000	MIN XIN Holdings Ltd.	51,663
92,000	Ming Fai International Holdings Ltd.	10,083
1,070,000	Ming Fung Jewellery Group Ltd.(b)	33,112

Shares		Value
HONG KONG (continued)
310,000	Mingfa Group International Co. Ltd.(b)	$86,338
690,000	Mingyuan Medicare Development Co. Ltd.(b)	12,544
500,000	Minmetals Land Ltd.	72,206
42,000	Miramar Hotel & Investment Co. Ltd.	53,829
243,000	Mongolia Energy Corp. Ltd.(b)	7,363
6,221,148	Nan Hai Corp. Ltd.(b)	25,669
10,000	Natural Beauty Bio-Technology Ltd.	735
478,000	Neo-Neon Holdings Ltd.(b)	83,204
1,070,000	Neptune Group Ltd.(b)	23,868
69,500	NetDragon Websoft, Inc.	161,303
872,000	New Century Group Hong Kong Ltd.	17,090
2,296,250	New Smart Energy Group Ltd.(b)	33,753
228,500	New Times Energy Corp Ltd(b)	19,445
1,163,100	New World China Land Ltd.	482,900
123,000	New World Department Store China Ltd.	62,804
412,000	Newocean Energy Holdings Ltd.	221,523
434,000	Next Media Ltd.(b)	41,410
710,000	Nine Dragons Paper Holdings Ltd.	449,495
260,000	North Asia Resources Holdings Ltd.(b)	8,716
1,150,000	North Mining Shares Co. Ltd.(b)	48,191
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	28,608
151,000	Orient Overseas International Ltd.	838,175
291,200	Oriental Watch Holdings	88,987
42,000	Overseas Chinese Town Asia Holdings Ltd.	21,174
718,164	Pacific Andes International Holdings Ltd.	29,169
10,728,000	Pacific Basin Shipping Ltd.(d)	5,795,853
236,000	Pacific Textile Holdings Ltd.	281,778
323,240	Paliburg Holdings Ltd.	108,364
59,000	PAX Global Technology Ltd.(b)	14,150
697,000	PCCW Ltd.	317,243
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	26,491
296,000	Phoenix Satellite Television Holdings Ltd.	110,681
368,000	Pico Far East Holdings Ltd.	128,114
34,000	Playmates Holdings Ltd.	35,028
990,977	PNG Resources Holdings Ltd.(b)	24,661
943,000	Poly Property Group Co. Ltd.	511,892
1,200,000	Polytec Asset Holdings Ltd.	142,349
109,000	Ports Design Ltd.	71,115
27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
927,000	Pou Sheng International Holdings Ltd.(b)	$34,663
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	21,662
68,000	Public Financial Holdings Ltd.	31,389
2,696,000	PYI Corp. Ltd.	65,353
494,000	Real Nutriceutical Group Ltd.	133,761
386,200	Regal Hotels International Holdings Ltd.	192,712
251,000	Regent Manner International Holdings Ltd.	43,044
2,825,000	REXLot Holdings Ltd.	182,126
784,000	Richfield Group Holdings Ltd.	21,532
96,000	Rising Development Holdings Ltd.(b)	4,580
131,625	Royale Furniture Holdings Ltd.	6,195
176,000	SA SA International Holdings Ltd.	175,419
291,000	Samson Holding Ltd.	46,902
92,000	SEA Holdings Ltd.	53,855
230,516	Shanghai Industrial Holdings Ltd.	716,313
803,000	Shanghai Industrial Urban Development Group Ltd.(b)	164,626
3,660,000	Shanghai Zendai Property Ltd.(b)	66,540
208,000	Shangri-La Asia Ltd.	327,196
150,000	Shenyin Wanguo HK Ltd.	49,319
208,000	Shenzhen High-Tech Holdings Ltd.	29,233
3,232,500	Shenzhen International Holdings Ltd.	416,796
1,144,380	Shenzhen Investment Ltd.	422,008
339,129	Shimao Property Holdings Ltd.	714,499
2,422,000	Shougang Concord International Enterprises Co. Ltd.(b)	112,425
54,000	Shougang Concord Technology Holdings(b)	3,551
1,596,000	Shougang Fushan Resources Group Ltd.	522,698
989,750	Shun Tak Holdings Ltd.	424,966
171,650	Silver Base Group Holdings Ltd.	33,641
444,000	Silver Grant International Ltd.	61,829
507,000	SIM Technology Group Ltd.(b)	23,207
268,000	Sing Tao News Corp. Ltd.	37,320
854,000	Singamas Container Holdings Ltd.	183,890
28,000	Sino Biopharmaceutical	20,362
100,000	Sino Distillery Group Ltd.(b)	6,447
5,760,000	Sino Oil And Gas Holdings Ltd.(b)	161,906
990,000	Sinofert Holdings Ltd.	154,456
374,250	Sinolink Worldwide Holdings Ltd.(b)	33,779
212,000	Sinopec Kantons Holdings Ltd.	193,259
775,500	Sinotrans Shipping Ltd.	185,986

Shares		Value
HONG KONG (continued)
38,000	SIS International Holdings(c)	$13,866
477,278	Skyworth Digital Holdings Ltd.	243,698
106,910	SmarTone Telecommunications Holding Ltd.	170,381
407,934	SMI Corp. Ltd.(b)	8,679
102,843	SOCAM Development Ltd.	117,886
1,014,000	Solargiga Energy Holdings Ltd(b)	51,644
366,000	Solomon Systech International Ltd.(b)	19,349
30,000	Soundwill Holdings Ltd.	58,951
696,000	South China China Ltd.(b)(d)	61,024
360,000	Sparkle Roll Group Ltd.	21,816
1,413,428	SRE Group Ltd.(b)	46,473
94,000	Stella International Holdings Ltd.	230,528
60,500	Stelux Holdings International Ltd.	19,970
204,000	Success Universe Group Ltd.(b)	4,419
16,000	Sun Hing Vision Group Holdings Ltd.	5,776
371,801	Sun Hung Kai & Co. Ltd.	203,744
1,430,000	Sun Innovation Holdings Ltd.(b)	25,260
1,802,000	Superb Summit International Group Ltd.(b)	83,645
302,000	TAI Cheung Holdings Ltd.	239,089
720,000	Talent Property Group Ltd.(b)	13,183
6,000	Tan Chong International Ltd.	1,818
6,000	Tao Heung Holdings Ltd.	4,580
534,000	TCC International Holdings Ltd.	129,445
238,000	TCL Communication Technology Holdings Ltd.	95,131
152,000	TCL Multimedia Technology Holdings Ltd.	86,234
183,500	Techtronic Industries Co.	449,073
61,000	Television Broadcasts Ltd.	413,714
108,000	Texhong Textile Group Ltd.	178,524
272,000	Texwinca Holdings Ltd.	264,789
185,800	Tian An China Investment Co. Ltd.	139,908
106,000	Tianjin Development Holdings Ltd.(b)	59,454
894,000	Tianjin Port Development Holdings Ltd.	117,577
258,000	Tianneng Power International Ltd.	126,079
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
218,000	Tom Group Ltd.(b)	28,952
256,252	Tomson Group Ltd.	69,386
1,740,000	Tongda Group Holdings Ltd.	99,838
276,000	Town Health International Investments Ltd.(b)	16,726
203,000	Towngas China Co. Ltd.	197,095
374,000	TPV Technology Ltd.	73,782
28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
154,000	Tradelink Electronic Commerce Ltd.	$29,785
87,600	Transport International Holdings Ltd.	189,305
286,000	Trinity Ltd.	92,191
394,000	Truly International Holdings Ltd.	177,299
128,000	TSC Group Holdings Ltd.(b)	46,212
20,000	Tse Sui Luen Jewellery International Ltd.	10,006
194,000	Tysan Holdings Ltd.	58,033
1,230,000	United Energy Group Ltd.(b)	174,455
384,500	United Laboratories International Holdings Ltd. (The)(b)	148,235
230,000	Universal Technologies Holdings Ltd.(b)	17,497
84,000	Value Convergence Holdings Ltd.(b)	11,914
277,000	Value Partners Group Ltd.	153,579
188,000	Varitronix International Ltd.	116,355
348,000	Vedan International Holdings Ltd.	22,211
614,621	Victory City International Holdings Ltd.	96,683
20,000	Vinda International Holdings Ltd.	19,831
244,000	Vitasoy International Holdings Ltd.	298,881
1,596,400	VODone Ltd.(b)	129,678
271,600	VST Holdings Ltd.	45,526
25,900	VTech Holdings Ltd.	396,401
3,100,000	Wang On Group Ltd.	51,563
136,000	Wasion Group Holdings Ltd.	88,906
276,000	Welling Holding Ltd.	57,651
96,000	Win Hanverky Holdings Ltd.	9,655
49,412	Wing Hang Bank Ltd.	458,085
77,000	Wing On Co. International Ltd.(d)	233,315
230,000	Wing Tai Properties Ltd.	141,459
838,000	Xinyi Glass Holdings Ltd.	768,242
148,000	XTEP International Holdings	67,172
2,330,000	Yanchang Petroleum International Ltd.(b)	109,656
230,000	Yeebo International Holdings(d)	32,028
45,000	YGM Trading Ltd.	107,922
2,460,000	Yingde Gases Group Co. Ltd.	2,239,363
98,000	Yip’s Chemical Holdings Ltd.	87,820
204,000	Yue Yuen Industrial Holdings Ltd.	561,581
2,562,200	Yuexiu Property Co. Ltd.	647,521
116,191	Yuexiu Transport Infrastructure Ltd.	59,477
906,000	Yugang International Ltd.(b)	5,490

Shares		Value
HONG KONG (continued)
306,000	Zhuhai Holdings Investment Group Ltd.(b)	$62,339
		87,417,759
HUNGARY — 0.0%
2,915	EGIS Pharmaceuticals Plc	270,765
40	EMASZ Rt.(b)	1,564
28,924	FHB Mortgage Bank Plc(b)	43,064
50,499	Magyar Telekom Telecommunications Plc	69,351
58,220	Richter Gedeon Nyrt	895,276
		1,280,020
INDIA — 0.9%
355	3M India Ltd.(b)	20,089
1,375	Aban Offshore Ltd.	5,768
12,576	ABB India Ltd.	103,382
7,510	ABG Shipyard Ltd.(b)	33,774
17,582	ACC Ltd.	339,337
176,085	Adani Power Ltd.(b)	101,501
25,742	Aditya Birla Nuvo Ltd.	493,312
6,786	AIA Engineering Ltd.(b)	34,268
3,521	AKZO Nobel India Ltd.	58,147
20,592	Alembic Pharmaceuticals Ltd.	52,390
36,030	Allahabad Bank	42,338
810	Allcargo Logistics Ltd.	877
188,105	Alok Industries Ltd.	20,263
1,082	Alstom India Ltd.	5,870
547,251	Amara Raja Batteries Ltd.(d)	2,158,674
29,480	Amtek Auto Ltd.	30,714
10,632	Anant Raj Ltd.	8,603
35,532	Andhra Bank	37,662
291	Apar Industries Ltd.(b)	458
202,005	Apollo Hospitals Enterprise Ltd.	3,116,701
43,566	Apollo Tyres Ltd.	48,220
110,372	Arvind Ltd.	143,036
719,185	Ashok Leyland Ltd.(b)	160,266
59,016	Aurobindo Pharma Ltd.(b)	164,319
817,315	Bajaj Electricals Ltd.(d)	2,213,155
8,626	Bajaj Finance Ltd.	162,285
22,536	Bajaj Finserv Ltd.	218,522
224,250	Bajaj Hindusthan Ltd.	49,235
32,171	Bajaj Holdings and Investment Ltd.(d)	432,844
12,115	Balkrishna Industries Ltd.	41,841
189,807	Ballarpur Industries Ltd.	33,089
3,918	Balmer Lawrie & Co. Ltd.	21,375
2,270	Balrampur Chini Mills Ltd.	1,355
2,183	Bank of Baroda	20,162
15,704	Bank of India	47,702
11,554	Bank of Maharashtra	8,342
4,339	BASF India Ltd.	36,550
3,947	Bata India Ltd.	62,504
9,632	BEML Ltd. - Partly Paid Shares(b)	22,724
785,672	Berger Paints India Ltd.(d)	2,654,655
29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
2,479	Bharat Electronics Ltd.(b)	$44,981
26,138	Bharat Forge Ltd.(b)	87,607
12,744	Bharat Petroleum Corp. Ltd.	67,854
64,810	Bhushan Steel Ltd.	491,578
19,899	Biocon Ltd.	103,136
11,513	Birla Corp. Ltd.	41,428
1,274	Blue Dart Express Ltd.	50,666
8,842	Bombay Dyeing & Manufacturing Co. Ltd.	6,835
4,107	Bombay Rayon Fashions Ltd.(b)	14,009
10,113	Britannia Industries Ltd.	116,273
2,409	Cadila Healthcare Ltd.	29,163
15,431	Canara Bank	69,510
7,476	Carborundum Universal Ltd.	12,799
29,868	Century Plyboards India Ltd.(b)(d)	15,645
18,212	Century Textiles & Industries Ltd.	65,429
6,433	CESC Ltd.	33,971
38,402	Chambal Fertilizers & Chemicals Ltd.	22,168
9,705	Cholamandalam Investment and Finance Co. Ltd.	36,111
8,372	City Union Bank Ltd.	6,499
1,594	Clariant Chemicals India Ltd.	13,249
1,522	CMC Ltd.	30,092
10,128	Colgate-Palmolive India Ltd.	229,177
25,373	Coromandel International Ltd.	70,333
2,625	Corp Bank	12,366
192,239	CRISIL Ltd.(d)	3,740,132
60,376	Crompton Greaves Ltd.	83,606
17,092	Cummins India Ltd.	120,309
128,260	Dabur India Ltd.	340,452
2,774	Dalmia Bharat Ltd.	4,793
6,484	DB Corp. Ltd.	26,632
54,708	DB Realty Ltd.(b)	48,180
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	17,298
77,693	Dish TV India Ltd.(b)	64,079
3,236	Divi’s Laboratories Ltd.	49,851
80,935	Edelweiss Financial Services Ltd.	39,865
3,496	Educomp Solutions Ltd.	1,429
3,504	Eicher Motors Ltd.	201,074
25,575	EID Parry India Ltd.	51,146
13,381	EIH Ltd.	10,321
1,898	Elder Pharmaceuticals Ltd.	9,539
345,542	Emami Ltd.(b)(d)	2,660,114
4,147	Era Infra Engineering Ltd.	10,193
27,309	Escorts Ltd.	34,605
49,650	Essar Oil Ltd.(b)	42,052
20,708	Essar Ports Ltd.	23,516
31,009	Essar Shipping Ltd.(b)	8,619
36,761	Exide Industries Ltd.	74,423
4,776	FDC Ltd.	6,920

Shares		Value
INDIA (continued)
60,849	Federal Bank Ltd.(b)	$349,903
6,289	Federal-Mogul Goetze India Ltd.(b)	21,043
3,815	Financial Technologies India Ltd.(b)	33,871
14,606	Finolex Cables Ltd.	13,103
1,335,955	Fortis Healthcare Ltd.(b)(d)	2,146,580
9,586	Future Capital Holdings Ltd.(b)	20,321
29,363	Gammon India Ltd.	6,012
32,742	Gateway Distriparks Ltd.	54,386
1,177	Gillette India Ltd.	41,913
22,442	Gitanjali Gems Ltd.(b)	26,629
7,102	GlaxoSmithKline Pharmaceuticals Ltd.	276,599
14,696	Glenmark Pharmaceuticals Ltd.	139,359
22,105	GMR Infrastructure Ltd.(b)	4,671
273	Godfrey Phillips India Ltd.	13,369
30,654	Godrej Consumer Products Ltd.	402,099
23,771	Godrej Industries Ltd.	102,680
4,689	Godrej Properties Ltd.	36,907
3,081	Gokul Refoils & Solvent Ltd.(b)	725
50,128	Great Eastern Shipping Co. Ltd. (The)(d)	181,699
17,225	Greaves Cotton Ltd.	16,700
2,596	Grindwell Norton Ltd.	9,559
16,010	Gruh Finance Ltd.	55,596
15,133	Gujarat Alkalies & Chemicals(b)	40,766
8,892	Gujarat Flourochemicals Ltd.	37,159
29,561	Gujarat Mineral Development Corp. Ltd.(b)	42,223
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	32,717
35,352	Gujarat NRE Coke Ltd.(b)	8,081
659,082	Gujarat Pipavav Port Ltd.(b)(d)	518,659
84,645	Gujarat State Fertilisers & Chemicals Ltd.	76,077
52,661	Gujarat State Petronet Ltd.(b)	42,913
3,304	Gulf Oil Corp Ltd.(b)	4,056
6,229	Havells India Ltd.	62,331
2,793	HBL Power Systems Ltd.(b)	294
11,965	HCL Infosystems Ltd.(b)	5,864
849	HEG Ltd.(b)	2,175
27,483	HeidelbergCement India Ltd(b)	15,571
18,832	Hexa Tradex Ltd.(b)(d)	4,042
137,134	Hexaware Technologies Ltd.	262,405
270,503	Hindalco Industries Ltd.	400,828
375	Hinduja Ventures Ltd.	2,100
248,507	Hindustan Construction Co.(b)	32,491
4,729	Hindustan Petroleum Corp. Ltd.(b)	16,461
430	Honeywell Automation India Ltd.	17,382
50,124	Housing Development & Infrastructure Ltd.(b)	27,409
722,385	HSIL Ltd.(d)	918,945
16,049	HT Media Ltd.	26,104
1,883	HTMT Global Solutions Ltd.(b)	8,592
30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
49,378	ICRA Ltd.(d)	$906,637
94,790	IDBI Bank Ltd.	101,486
475,747	IDFC Ltd.	856,744
47,051	India Cements Ltd.	40,083
85,322	India Infoline Ltd.	70,020
29,515	Indiabulls Housing Finance Ltd.(b)	101,838
20,989	Indian Bank	27,960
230,293	Indian Hotels Co. Ltd.(d)	167,593
29,466	Indian Overseas Bank	20,353
10,119	Indraprastha Gas Ltd.(b)	43,601
45,438	IndusInd Bank Ltd.	289,531
3,468	Info Edge India Ltd.(b)	17,972
16,196	Infotech Enterprises Ltd.	48,025
23,454	ING Vysya Bank Ltd.	197,375
2,118	Ingersoll-Rand India Ltd.	11,861
275,115	Ipca Laboratories Ltd.(d)	3,017,420
21,385	IRB Infrastructure Developers Ltd.(b)	25,568
50,867	IVRCL Infrastructures & Projects Ltd.(b)	9,746
16,485	Jagran Prakashan Pvt Ltd.(b)	24,983
16,998	Jai Corp. Ltd.	11,517
32,475	Jain Irrigation Systems Ltd. - DVR	26,891
113,667	Jaiprakash Associates Ltd.	67,578
65,559	Jaiprakash Power Ventures Ltd.(b)	10,836
7,028	Jammu & Kashmir Bank Ltd.(b)	129,666
9,049	Jet Airways India Ltd.(b)	52,623
6,226	Jindal Poly Films Ltd.	11,570
1,556	Jindal Poly Investments and Finance Co. Ltd.(b)(c)(d)	133
94,163	Jindal Saw Ltd.	65,041
6,613	Jindal Stainless Ltd.(b)	4,840
59,420	JM Financial Ltd.	19,105
71,518	JSW Energy Ltd.	49,047
19,392	JSW Steel Ltd.	180,477
138,541	Jubilant Foodworks Ltd.(b)(d)	2,564,848
5,000	Jubilant Organosys Ltd.(b)	7,388
8,012	Jyothy Laboratories Ltd.	21,610
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	16,696
7,830	Kalpataru Power Transmission Ltd.(b)	7,913
93,172	Karnataka Bank Ltd.	124,117
1,762	Karur Vysya Bank Ltd.	11,023
24,476	KPIT Cummins Infosystems Ltd.	50,759
3,316	KSB Pumps Ltd.	11,332
1,091	Lakshmi Machine Works Ltd.	31,633
109,325	LIC Housing Finance Ltd.	297,922
21,876	Madras Cements Ltd.	57,420
11,875	Maharashtra Seamless Ltd.(d)	38,307
49,550	Mahindra & Mahindra Financial Services Ltd.	190,401
531	Mahindra Lifespace Developers Ltd.	3,897

Shares		Value
INDIA (continued)
3,619	Manaksia Ltd.(b)	$2,904
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	32,490
47,116	Marico Ltd.	162,374
39,550	MAX India Ltd.	123,616
1,025	Merck Ltd.	9,436
16,192	Monnet Ispat & Energy Ltd.(d)	28,041
46,986	Motherson Sumi Systems Ltd.	158,835
13,466	Mphasis Ltd.	88,773
78	MRF Ltd.	16,955
134,813	Nagarjuna Construction Co.(b)	50,994
82,330	Nagarjuna Oil Refinery Ltd.(b)	4,061
104,110	National Aluminium Co. Ltd.	46,315
31,270	NHPC Ltd.	8,537
16,197	NIIT Technologies Ltd.	63,984
38,070	OMAXE Ltd.(b)	87,184
21,234	Opto Circuits India Ltd.(b)	8,346
6,434	Oracle Financial Sevices Software Ltd.(b)	313,071
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	13,199
8,317	Orient Cement Ltd.	4,514
36,385	Oriental Bank of Commerce	92,840
550	Orissa Minerals Development Co. Ltd.	17,318
14,725	Oswal Chemical & Fertilizers(b)	3,257
28,655	Page Industries Ltd.(d)	2,061,812
8,697	Parsvnath Developers Ltd.(b)	4,091
3,860	Peninsula Land Ltd.(b)	2,114
104,278	Petronet LNG Ltd.	198,506
1,595	Pfizer Ltd.	27,786
4,125	Phoenix Mills Ltd.	16,587
382,315	Pidilite Industries Ltd.(d)	1,686,952
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	56,015
7,053	Plethico Pharmaceuticals Ltd.(b)	10,277
40,716	Prism Cement Ltd.	17,310
1,195	Procter & Gamble Hygiene & Health Care Ltd.	55,186
60,577	PTC India Ltd.	44,483
38,577	Punj Lloyd Ltd.(b)	16,432
351,616	Radico Khaitan Ltd.(b)(d)	536,344
14,719	Rain Commodities Ltd.	8,436
24,971	Rajesh Exports Ltd.(b)	41,006
919,718	Rallis India Ltd.(d)	2,085,834
19,421	Ranbaxy Laboratories Ltd.(b)	91,508
22,060	Raymond Ltd.	67,245
49,404	Redington India Ltd.	45,622
53,752	REI Agro Ltd.(b)	9,017
3,937	Reliance Capital Ltd.(b)	22,215
121,363	Reliance Communications Ltd.(b)	278,633
6,260	Reliance Infrastructure Ltd.	35,158
34,343	Rolta India Ltd.	31,770
87,447	Ruchi Soya Industries Ltd.(d)	76,006
31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
INDIA (continued)
21,104	Rural Electrification Corp. Ltd.(b)	$55,012
9,422	S Mobility Ltd.(d)	4,548
3,688	Sadbhav Engineering Ltd.(b)	4,273
612	Sanofi India Ltd.	23,897
93,659	Sesa Goa Ltd.	196,930
20,538	Shipping Corp. of India Ltd.(b)	9,947
2,527	Shoppers Stop Ltd.	14,585
223,438	Shree Renuka Sugars Ltd.(b)	62,102
57,652	Shriram Transport Finance Co. Ltd.	599,607
55,313	Sintex Industries Ltd.(b)	23,925
15,463	SJVN Ltd.	4,857
161,819	SKF India Ltd.(d)	1,332,502
104	Solar Industries India Ltd.	1,416
426,240	South Indian Bank Ltd.	157,724
9,842	SRF Ltd.	21,617
29,868	Star Ferro and Cement Ltd.(b)(c)(d)	2,530
3,969	State Bank of Bikaner & Jaipur	23,110
2,418	Sterlite Technologies Ltd.	744
97,037	Strides Arcolab Ltd.	941,006
8,719	Sun TV Network Ltd.(b)	58,053
9,094	Sundaram Finance Ltd.	77,143
6,405	Supreme Industries Ltd.	36,088
163,839	Suzlon Energy Ltd.(b)	18,727
38,891	Syndicate Bank	56,221
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	10,600
32,487	Tata Chemicals Ltd.	138,005
4,726	Tata Investment Corp. Ltd.(d)	28,222
979	Tata Power Co. Ltd.	1,418
99,640	Tata Tea Ltd.(b)	261,697
1,682	Tech Mahindra Ltd.	34,475
14,853	Time Technoplast Ltd.(b)	9,001
10,567	Timken India Ltd.	27,780
45,835	Titan Industries Ltd.	198,552
204,762	Torrent Pharmaceuticals Ltd.(d)	1,444,497
25,014	Torrent Power Ltd.	30,586
2,157	Trent Ltd.	35,717
29,890	Triveni Turbine Ltd.	23,374
697	TTK Prestige Ltd.	41,451
15,066	Tube Investments of India	34,243
37,544	TV18 Broadcast Ltd.(b)	10,836
37,709	UCO Bank	37,241
10,645	Uflex Ltd.	9,025
13,600	Unichem Laboratories Ltd.	36,827
58,000	Union Bank of India	126,960
236,660	Unitech Ltd.(b)	64,025
10,211	United Bank of India	5,978
22,486	United Breweries Ltd.	255,239
43,389	United Phosphorus Ltd.(b)	90,874
4,366	United Spirits Ltd.	171,237
16,860	Usha Martin Ltd.	6,336
1,120	Vardhman Special Steels Ltd.(b)	251
5,603	Vardhman Textiles Ltd.	26,267

Shares		Value
INDIA (continued)
23,739	Videocon Industries Ltd.	$67,112
20,407	Vijaya Bank	13,492
11,180	VIP Industries Ltd.	8,734
10,213	Voltas Ltd.	13,068
902	VST Industries Ltd.	23,595
1,793	WABCO India Ltd.	50,624
37,383	Welspun Corp. Ltd.	22,102
15,809	Wockhardt Ltd.(b)	121,782
548	Wyeth Ltd.	6,176
31,014	Yes Bank Ltd.	165,258
180,211	Zee Entertainment Enterprises Ltd.	732,343
4,219	Zensar Technologies Ltd.	15,369
621	Zuari Agro Chemicals Ltd.	838
		56,140,251
INDONESIA — 0.4%
99,000	Adhi Karya Persero Tbk PT	29,621
815,500	Agung Podomoro Land Tbk PT	26,185
7,335,500	AKR Corporindo Tbk PT	3,086,941
421,500	Alam Sutera Realty Tbk PT	28,708
1,450,000	Aneka Tambang Persero Tbk PT	163,658
378,000	Arwana Citramulia Tbk PT	30,527
77,000	Asahimas Flat Glass Tbk PT	59,188
165,500	Astra Agro Lestari Tbk PT	250,404
42,411,000	Bakrie & Brothers Tbk PT(b)(d)	206,329
9,710,000	Bakrie Sumatera Plantations Tbk PT	49,129
9,876,000	Bakrie Telecom Tbk PT(b)	48,047
1,477,666	Bank Bukopin Tbk PT	94,893
505,316	Bank Danamon Indonesia Tbk PT	255,669
3,011,250	Bank Pan Indonesia Tbk PT(b)	184,586
321,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	33,159
13,000	Bank Permata Tbk PT(b)	2,049
1,428,196	Bank Tabungan Negara Persero Tbk PT	144,522
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	45,500
495,000	Barito Pacific Tbk PT(b)	20,469
54,000	Bayan Resources Tbk PT(d)	38,881
749,000	Berau Coal Energy Tbk PT	11,369
4,004,000	Bhakti Investama Tbk PT	171,419
223,000	Bisi International PT	13,453
560,000	Budi Starch & Sweetener Tbk PT(b)	5,231
2,306,600	Bumi Serpong Damai PT	354,603
4,958,000	Central Proteinaprima Tbk PT(b)(d)	24,121
5,137,500	Ciputra Development Tbk PT	574,860
938,500	Ciputra Property Tbk PT	84,011
238,000	Ciputra Surya Tbk PT	61,946
479,000	Citra Marga Nusaphala Persada Tbk PT	143,315
32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
INDONESIA (continued)
11,917,500	Darma Henwa Tbk PT(b)(d)	$57,979
2,223,500	Delta Dunia Makmur Tbk PT(b)	25,096
393,500	Elnusa Tbk PT	9,955
25,671,500	Energi Mega Persada Tbk PT(b)	262,273
524,500	Exploitasi Energi Indonesia Tbk PT(b)	13,779
36,500	Fajar Surya Wisesa Tbk PT(b)	8,701
947,000	Gajah Tunggal Tbk PT	241,875
24,500	Garda Tujuh Buana Tbk PT(b)(c)(d)	5,244
2,161,000	Global Mediacom Tbk PT	483,610
1,193,400	Gozco Plantations Tbk PT	14,166
684,000	Hanson International Tbk PT(b)	41,928
91,500	Harum Energy Tbk PT	23,148
3,113,500	Hexindo Adiperkasa Tbk PT(d)	1,514,717
1,387,000	Holcim Indonesia Tbk PT	354,257
632,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	64,004
876,000	Indika Energy Tbk PT	52,846
17,000	Indo Tambangraya Megah Tbk PT	40,029
396,000	Indosat Tbk PT	192,654
44,723	Inovisi Infracom Tbk PT(b)	6,353
1,594,500	Intiland Development Tbk PT	62,058
1,897,500	Japfa Comfeed Indonesia Tbk PT	225,244
561,000	Jasa Marga Persero Tbk PT	292,031
12,650,878	Kawasan Industri Jababeka Tbk PT	356,970
48,000	Lippo Cikarang Tbk PT(b)	29,423
13,300,750	Lippo Karawaci Tbk PT	1,656,527
1,437,300	Matahari Putra Prima Tbk PT	339,134
874,000	Mayora Indah Tbk PT(d)	2,721,284
491,500	Medco Energi Internasional Tbk PT	85,603
7,567,500	Media Nusantara Citra Tbk PT	2,282,583
272,000	Mitra Adiperkasa Tbk PT	153,500
1,688,500	Mitra International Resources Tbk PT(b)	9,693
3,558,000	Nippon Indosari Corpindo Tbk PT(d)	2,509,900
950,000	Nusantara Infrastructure Tbk PT(b)	21,722
1,246,000	Pakuwon Jati Tbk PT	46,070
4,283,000	Panin Financial Tbk PT(b)	77,930
705,500	Panin Insurance Tbk PT	48,052
1,369,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	149,188
827,000	Polychem Indonesia Tbk PT(b)	20,921
1,383,000	Ramayana Lestari Sentosa Tbk PT	177,627
77,500	Resource Alam Indonesia Tbk PT(b)	10,934
7,234,000	Sampoerna Agro Tbk PT(d)	1,105,072
5,557,500	Selamat Sempurna Tbk PT(d)	1,324,824

Shares		Value
INDONESIA (continued)
7,450,000	Sentul City Tbk PT(b)	$181,221
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	96,035
5,000	Sinar Mas Multiartha Tbk PT	1,581
467,500	Sugih Energy Tbk PT(b)	19,105
3,524,000	Summarecon Agung Tbk PT	342,885
225,000	Surya Citra Media Tbk PT	58,562
396,500	Surya Semesta Internusa Tbk PT	36,265
79,000	Tambang Batubara Bukit Asam Persero Tbk PT	76,483
579,000	Tiga Pilar Sejahtera Food Tbk	73,801
1,562,000	Timah Persero Tbk PT	174,780
21,000	Tower Bersama Infrastructure Tbk PT(b)	11,647
410,000	Trada Maritime Tbk PT(b)	54,254
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	7,115
1,152,000	Tunas Baru Lampung Tbk PT	52,122
539,500	Tunas Ridean Tbk PT	39,370
481,500	Vale Indonesia Tbk PT	82,924
958,252	Wijaya Karya Persero Tbk PT	193,469
		24,863,316
IRELAND — 2.2%
109,408	Aer Lingus Group Plc	241,615
3,582,438	Bank of Ireland(b)	810,204
226,815	Beazley Plc	760,823
154,534	C&C Group Plc(b)	853,177
22,410	DCC Plc	908,537
49,283	Elan Corp. Plc(b)	759,229
11,306	FBD Holdings Plc(b)	242,160
96,200	FleetMatics Group Plc(b)	3,622,892
688,397	Glanbia Plc	9,020,741
53,885	Grafton Group Plc - Units	439,436
222,418	Greencore Group Plc	497,383
16,165	IFG Group Plc	27,957
1,636	Irish Continental Group Plc - Units	50,059
126,391	James Hardie Industries Plc - CDI	1,049,727
291,661	Kenmare Resources Plc(b)	118,732
29,631	Kerry Group Plc - Class A	1,821,190
52,837	Kingspan Group Plc(b)(e)	743,337
6,121	Kingspan Group Plc(e)	86,113
12,329	Paddy Power Plc(b)	997,729
80,334	Smurfit Kappa Group Plc(b)	1,624,464
132,882	United Drug Plc(b)	709,100
2,582,000	Willis Group Holdings Plc(d)	110,509,600
		135,894,205
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	36,617
4,535	Hansard Global Plc	8,106
		44,723
33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
ISRAEL — 1.9%
81,835	Africa Israel Investments Ltd.(b)	$157,722
4,663	Airport City Ltd.(b)	34,540
8,168	Alon Blue Square Israel Ltd.(b)	31,856
1,870	AL-ROV Israel Ltd.(b)	53,623
16,296	AudioCodes Ltd.(b)	80,930
10,220	Azorim-Investment Development & Construction Co. Ltd.(b)	9,540
2,501	Azrieli Group	77,962
28	Bayside Land Corp.	7,285
111,791	Bezeq The Israeli Telecommunication Corp. Ltd.	180,544
1,289	Bio-cell Ltd.(b)	9,494
409	Ceragon Networks Ltd.(b)	1,393
1,833,600	Check Point Software Technologies Ltd.(b)	103,250,016
4,796	Clal Biotechnology Industries Ltd.(b)	9,120
49,365	Clal Industries Ltd.	207,762
11,153	Clal Insurance Enterprise Holdings Ltd.	209,444
6,078	Compugen Ltd.(b)	32,777
13,567	Delek Automotive Systems Ltd.	138,257
694	Delek Group Ltd.	195,891
1,042	Delta-Galil Industries Ltd.	17,948
4,935	Elbit Systems Ltd.	218,084
905	Electra Ltd.	112,539
1	Electra Real Estate Ltd.(b)	1
1,670	Elron Electronic Industries Ltd.	9,962
509	Equital Ltd.(b)	6,871
205	Evogene Ltd.(b)	1,202
4,175	EZchip Semiconductor Ltd.(b)	132,370
16,965	First International Bank of Israel Ltd.	268,183
3,427	Formula Systems (1985) Ltd.	80,001
21,992	Frutarom Industries Ltd.	374,550
1,557	Gilat Satellite Networks Ltd.(b)	8,078
4,055	Given Imaging Ltd.(b)	63,179
232	Golf & Co. Ltd.	805
1,279	Hadera Paper Ltd.(b)	82,610
6,393	Harel Insurance Investments & Financial Services Ltd.	356,417
270	Industrial Buildings Corp.	436
280,733	Israel Discount Bank Ltd. - Class A(b)	479,067
477	Ituran Location & Control Ltd.	8,600
4,804	Jerusalem Oil Exploration(b)	154,065
5,171	Kamada Ltd.(b)	64,448
89	Maabarot Products Ltd.	996
4,100	Magic Software Enterprises Ltd.	25,849
9,868	Matrix IT Ltd.	50,170
692	Meitav DS Investments Ltd.	2,256
1,459	Melisron Ltd.	36,088
8,990	Mellanox Technologies Ltd.(b)	407,622
11,742	Menorah Mivtachim Holdings Ltd.(b)	133,891

Shares		Value
ISRAEL (continued)
158,600	Migdal Insurance & Financial Holding Ltd.	$260,191
1,673	Mivtach Shamir Holdings Ltd.	51,025
96,604	Mizrahi Tefahot Bank Ltd.(b)	1,031,621
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	42,905
736	Neto ME Holdings Ltd.	32,979
12,519	NICE Systems Ltd.	480,872
200,000	NICE Systems Ltd. - ADR	7,742,000
645	Nitsba Holdings 1995 Ltd.(b)	8,245
2,068	Nova Measuring Instruments Ltd.(b)	18,962
628,921	Oil Refineries Ltd.(b)	270,164
6,762	Ormat Industries Ltd.(b)	40,526
8,208	Osem Investments Ltd.	183,250
9,897	Partner Communications Co. Ltd.	74,976
2,872	Paz Oil Co. Ltd.(b)	466,975
23,701	Phoenix Holdings Ltd. (The)	86,982
1,121	Plasson Industries Ltd.	36,328
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	36,893
7,504	REIT 1 Ltd.	17,419
68,879	Shikun & Binui Ltd.	164,078
13,900	Shufersal Ltd.	54,677
6,039	Strauss Group Ltd.	104,207
2,578	Tower Semiconductor Ltd.(b)	11,442
14,467	Union Bank of Israel(b)	62,348
		119,063,509
ITALY — 0.5%
155,713	A2A SpA	135,168
8,199	ACEA SpA	75,535
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	61,358
3,797	Alerion Cleanpower SpA	16,568
27,658	Amplifon SpA	138,422
7,258	Ansaldo STS SpA	68,174
45,001	Arnoldo Mondadori Editore SpA(b)	59,867
5,010	Ascopiave SpA	8,758
9,416	Astaldi SpA	67,393
14,058	Autogrill SpA(b)	214,700
10,738	Azimut Holding SpA	241,422
250,053	Banca Carige SpA(b)	140,049
16,412	Banca Generali SpA	413,750
1,325	Banca IFIS SpA	15,988
1,163,180	Banca Monte dei Paschi di Siena SpA(b)	317,844
252,781	Banca Piccolo Credito Valtellinese Scarl(b)	307,199
160,306	Banca Popolare dell’Emilia Romagna Scrl(b)	957,554
6,711	Banca Popolare dell’Etruria e del Lazio(b)	5,602
34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
ITALY (continued)
2,043,852	Banca Popolare di Milano Scarl(b)	$1,004,959
107,950	Banca Popolare di Sondrio Scarl	565,543
34,098	Banca Profilo SpA	9,980
7,285	Banco di Desio e della Brianza SpA	18,414
1,177,685	Banco Popolare Scarl(b)	1,499,367
3,334	BasicNet SpA	7,039
7,670	Biesse SpA(b)	30,999
13,563	Brembo SpA	294,291
186,475	Brioschi Sviluppo Immobiliare SpA(b)	20,194
19,914	Buzzi Unicem SpA	293,804
4,217	Caltagirone Editore SpA(b)	4,530
22,827	Cementir Holding SpA	75,252
389,606	CIR-Compagnie Industriali Riunite SpA(b)	511,835
2,627	Credito Bergamasco SpA	39,002
29,592	Credito Emiliano SpA	162,747
9,148	Danieli & C Officine Meccaniche SpA	238,290
4,885	Datalogic SpA	42,242
93,104	Davide Campari-Milano SpA	719,634
50,118	DeA Capital SpA(b)	84,743
23,657	Delclima(b)	22,990
19,373	De’Longhi SpA	310,048
9,154	DiaSorin SpA	385,557
1,977	Ei Towers SpA	73,643
1,550	Engineering SpA	61,408
24,995	ERG SpA	242,741
5,852	Esprinet SpA	25,302
15,793	Eurotech SpA(b)	24,834
49,066	Falck Renewables SpA(b)	56,202
297,242	Fiat SpA(b)	2,368,667
177,120	Finmeccanica SpA(b)	925,563
151,956	Fondiaria-Sai SpA(b)	313,543
457,280	Gemina SpA(b)	952,058
10,615	Geox SpA	27,679
59,436	Gruppo Editoriale L’Espresso SpA(b)	72,745
12,807	Gtech SpA	355,068
54,823	Hera SpA	110,860
39,321	Immobiliare Grande Distribuzione REIT	41,404
182,644	IMMSI SpA(b)	105,891
16,260	Indesit Co. SpA	120,271
3,035	Industria Macchine Automatiche SpA	74,696
198,830	Intek Group SpA(b)	71,154
32,568	Interpump Group SpA	322,786
132,330	Iren SpA	148,230
36,786	Italcementi SpA	271,608
4,486	Italmobiliare SpA(b)	107,065
40,005	Juventus Football Club SpA(b)	10,458
762	Landi Renzo SpA(b)	1,029
1,779	Mariella Burani SpA(b)(c)(d)	0

Shares		Value
ITALY (continued)
9,386	MARR SpA	$122,370
189,408	Mediaset SpA(b)	828,005
197,050	Mediobanca SpA	1,209,542
40,338	Mediolanum SpA	305,884
145,710	Milano Assicurazioni SpA(b)	98,086
7,534	Nice SpA	25,017
254,284	Parmalat SpA	828,805
70,369	Piaggio & C SpA	196,218
134,537	Pirelli & C. SpA	1,768,340
18,004	Poltrona Frau SpA(b)	38,059
32,432	Prelios SpA(b)	25,866
96,013	Premafin Finanziaria SpA(b)	21,484
11,421	Prysmian SpA	232,164
30,604	Recordati SpA	360,524
125,022	Reno de Medici SpA(b)	18,063
490	Reply SpA	22,020
70,103	Retelit SpA(b)	42,294
29	Sabaf SpA	382
82	SAES Getters SpA	749
18,803	Safilo Group SpA(b)	385,476
80,592	Saras SpA(b)	98,263
18,549	Snai SpA(b)	20,457
16,282	Societa Cattolica di Assicurazioni SCRL	364,985
3,795	Societa Iniziative Autostradali e Servizi SpA	33,296
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	22,344
3,079	Socotherm SpA(b)(c)(d)	280
15,879	Sogefi SpA	62,952
12,888	SOL SpA	91,729
60,496	Sorin SpA(b)	164,342
6,138	Tamburi Investment Partners SpA	12,885
141,021	Telecom Italia Media SpA(b)	15,571
20,102	Tiscali SpA(b)	1,024
3,433	Tod’s SpA	559,013
18,881	Trevi Finanziaria Industriale SpA	157,492
6,610	Uni Land SpA(b)(c)(d)	0
446,071	Unione di Banche Italiane SCPA	1,894,235
83,800	Unipol Gruppo Finanziario SpA	320,850
2,770	Vianini Lavori SpA	12,529
10,354	Vittoria Assicurazioni SpA	95,733
13,735	Yoox SpA(b)	360,515
11,183	Zignago Vetro SpA	67,097
		27,356,656
JAPAN — 4.6%
181,000	77 Bank Ltd. (The)	876,254
4,700	A&D Co. Ltd.	31,394
1,800	ABC-Mart, Inc.	81,258
596	Accordia Golf Co. Ltd.	650,724
86,000	Achilles Corp.	108,916
35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
56,800	ADEKA Corp.	$574,323
7,200	Advan Co. Ltd.	82,141
700	Aeon Delight Co. Ltd.	12,790
2,200	Aeon Fantasy Co. Ltd.	35,232
800	Agrex, Inc.	6,765
13,400	Ahresty Corp.	91,833
11,600	Ai Holdings Corp.	99,401
22,400	Aica Kogyo Co. Ltd.	433,083
5,400	Aichi Bank Ltd. (The)	245,981
10,600	Aichi Corp.	55,864
84,000	Aichi Steel Corp.	402,370
16,000	Aichi Tokei Denki Co. Ltd.	46,410
30,000	Aida Engineering Ltd.	236,850
6,700	Aigan Co. Ltd.(b)	19,160
2,800	Ain Pharmaciez, Inc.	121,826
7,400	Aiphone Co. Ltd.	118,509
38,000	Air Water, Inc.	558,104
11,300	Airport Facilities Co. Ltd.	66,824
13,400	Aisan Industry Co. Ltd.	134,807
11,300	Aizawa Securities Co. Ltd.	75,826
120,000	Akita Bank Ltd. (The)	323,562
2,100	Alconix Corp.	40,344
10,500	Alfresa Holdings Corp.	521,729
79,500	Allied Telesis Holdings KK	70,641
11,100	Alpen Co. Ltd.	214,495
3,200	Alpha Corp.	32,781
3,360	Alpha Systems, Inc.	38,573
30,200	Alpine Electronics, Inc.	297,034
86,600	Alps Electric Co. Ltd.	651,866
3,300	Alps Logistics Co. Ltd.	35,053
1,500	Altech Corp.	15,504
176,000	Amada Co. Ltd.	1,267,286
16,800	Amano Corp.	180,337
5	Amiyaki Tei Co. Ltd.	15,346
3,500	Amuse, Inc.	84,649
13,000	Anest Iwata Corp.	63,732
31,000	Anritsu Corp.	390,073
20,500	AOC Holdings, Inc.	66,791
2,100	AOI Electronics Co. Ltd.	30,671
8,400	AOKI Holdings, Inc.	267,674
102,000	Aomori Bank Ltd. (The)	266,694
27,100	Aoyama Trading Co. Ltd.	677,846
10,600	Arakawa Chemical Industries Ltd.	89,208
25,000	Araya Industrial Co. Ltd.	34,470
8,700	Arcland Sakamoto Co. Ltd.	135,329
17,638	Arcs Co. Ltd.	325,342
3,600	Argo Graphics, Inc.	63,757
218,200	Ariake Japan Co. Ltd.(d)	5,119,042
22,800	Arisawa Manufacturing Co. Ltd.	95,941
6,200	Arnest One Corp.	117,528
5,190	As One Corp.	121,282
2,900	Asahi Broadcasting Corp.	22,125
4,000	Asahi Co. Ltd.	64,059
20,000	Asahi Diamond Industrial Co. Ltd.	206,925

Shares		Value
JAPAN (continued)
6,850	Asahi Holdings, Inc.	$121,594
13,000	Asahi Kogyosha Co. Ltd.	45,143
3,000	Asahi Net, Inc.	12,685
49,000	Asahi Organic Chemicals Industry Co. Ltd.	110,602
23,000	Asanuma Corp.(b)	16,444
12,400	Asatsu-DK, Inc.	325,736
31	Asax Co. Ltd.	50,342
24,000	Ashimori Industry Co. Ltd.(b)	32,846
18,000	ASKA Pharmaceutical Co. Ltd.	122,255
12,000	Asunaro Aoki Construction Co. Ltd.	70,228
3,600	Atom Corp.	22,024
77,000	Atsugi Co. Ltd.	83,362
60,900	Autobacs Seven Co. Ltd.	894,436
1,300	Avex Group Holdings, Inc.	44,612
129,000	Awa Bank Ltd. (The)	675,896
9,300	Azbil Corp.	199,754
47,000	Bando Chemical Industries Ltd.	167,531
6,500	Bank of Iwate Ltd. (The)	286,462
26,000	Bank of Kochi Ltd. (The)	31,335
87,000	Bank of Nagoya Ltd. (The)	303,003
15,100	Bank of Okinawa Ltd. (The)	619,206
78,000	Bank of Saga Ltd. (The)	157,737
25,200	Bank of the Ryukyus Ltd.	325,070
8,100	Belc Co. Ltd.	142,211
20,200	Belluna Co. Ltd.	204,455
44,000	Best Denki Co. Ltd.(b)	72,802
297	Bic Camera, Inc.	150,760
1,700	BML, Inc.	44,310
2,100	Bookoff Corp.	14,606
27,000	Bunka Shutter Co. Ltd.	153,875
500	C Uyemura & Co. Ltd.	23,031
4,600	CAC Corp.	39,935
63,000	Calsonic Kansei Corp.	331,376
2,000	Can Do Co. Ltd.	29,415
8,600	Canon Electronics, Inc.	162,408
16,100	Canon Marketing Japan, Inc.	206,204
17,100	Casio Computer Co. Ltd.	152,819
9,900	Cawachi Ltd.	198,586
137,000	Central Glass Co. Ltd.	432,366
2,000	Central Security Patrols Co. Ltd.	18,527
1,000	Central Sports Co. Ltd.	15,933
22,650	Century Tokyo Leasing Corp.	623,679
26,400	Chiba Kogyo Bank Ltd. (The)(b)	194,137
19,000	Chino Corp.	41,722
8,400	Chiyoda Co. Ltd.	216,713
4,200	Chiyoda Integre Co. Ltd.	59,626
500	Chofu Seisakusho Co. Ltd.	10,413
4,600	Chori Co. Ltd.	46,841
13,500	Chubu Shiryo Co. Ltd.	72,664
67,000	Chuetsu Pulp & Paper Co. Ltd.	96,487
153,000	Chugai Mining Co. Ltd.(b)	43,754
28,000	Chugai Ro Co. Ltd.	69,492
29,000	Chugoku Bank Ltd. (The)	377,347
36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
27,000	Chugoku Marine Paints Ltd.	$140,639
58,000	Chukyo Bank Ltd. (The)	104,851
9,800	Chuo Denki Kogyo Co. Ltd.	34,432
7,000	Chuo Spring Co. Ltd.	22,878
76,900	Citizen Holdings Co. Ltd.	440,618
24,700	CKD Corp.	188,952
48,000	Clarion Co. Ltd.(b)	59,320
11,000	Cleanup Corp.	89,204
2,000	CMIC Holdings Co. Ltd.	38,811
23,400	CMK Corp.	77,195
33,023	Coca-Cola East Japan Co. Ltd.	441,498
15,100	Coca-Cola West Co. Ltd.	293,641
8,190	Cocokara Fine, Inc.	255,127
6,100	Computer Engineering & Consulting Ltd.	37,257
4,400	Computer Institute of Japan Ltd.	17,841
61,600	COMSYS Holdings Corp.	783,920
4,000	Co-Op Chemical Co. Ltd.(b)	5,270
8,600	Corona Corp.	93,633
7,000	Cosel Co. Ltd.	80,860
252,000	Cosmo Oil Co. Ltd.(b)	468,430
3,500	Cosmos Pharmaceutical Corp.	372,127
2,700	Create Medic Co. Ltd.	23,716
600	Create SD Holdings Co. Ltd.	21,847
8,400	CTI Engineering Co. Ltd.	63,401
23	Cybernet Systems Co. Ltd.	7,376
22,000	Dai Nippon Toryo Co. Ltd.	33,704
6,100	Daibiru Corp.	64,109
160,000	Daicel Corp.	1,380,860
9,000	Dai-Dan Co. Ltd.	46,604
17,000	Daido Kogyo Co. Ltd.	41,324
13,000	Daido Metal Co. Ltd.	84,976
109,000	Daido Steel Co. Ltd.	633,449
7,300	Daidoh Ltd.	48,985
33,950	Daiei, Inc. (The)(b)	112,346
3,000	Daihatsu Diesel Manufacturing Co. Ltd.	12,226
21,000	Daihen Corp.	83,005
43,000	Daiho Corp.	57,532
22,000	Daiichi Jitsugyo Co. Ltd.	88,306
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,685
6,900	Dai-ichi Seiko Co .Ltd.	89,994
2,200	Daiichikosho Co. Ltd.	61,544
27,000	Daiken Corp.	71,423
19,000	Daiki Aluminium Industry Co. Ltd.	57,829
7,200	Daiko Clearing Services Corp.	44,122
1,700	Daikoku Denki Co. Ltd.	32,469
1,000	Daikokutenbussan Co. Ltd.	29,364
148,000	Daikyo, Inc.	445,920
5,300	Dainichi Co. Ltd.	41,356
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	165,305

Shares		Value
JAPAN (continued)
26,000	Daio Paper Corp.	$156,674
44,000	Daisan Bank Ltd. (The)	68,308
11,910	Daiseki Co. Ltd.	209,103
86,000	Daishi Bank Ltd. (The)	291,615
22,000	Daishinku Corp.	88,306
26,000	Daiso Co. Ltd.	74,620
2,200	Daisyo Corp.	29,974
88,000	Daito Bank Ltd. (The)	77,295
5,200	Daito Electron Co. Ltd.	20,925
13,000	Daiwa Industries Ltd.	80,329
91,000	Daiwabo Holdings Co. Ltd.	146,849
66	Daiwahouse Residential Investment Corp. REIT	255,480
10,400	DC Co. Ltd.	31,016
63,060	DCM Holdings Co. Ltd.	452,131
211,000	Denki Kagaku Kogyo KK	780,125
25,000	Denki Kogyo Co. Ltd.	135,839
12,600	Denyo Co. Ltd.	179,393
19,000	Descente Ltd.	141,661
151,000	DIC Corp.	394,812
3,200	Disco Corp.	189,562
28,000	DKS Co. Ltd.	65,775
10,700	Doshisha Co. Ltd.	150,703
4,574	Doutor Nichires Holdings Co. Ltd.	70,729
71,000	Dowa Holdings Co. Ltd.	649,740
12	Dr Ci:Labo Co. Ltd.	32,038
6,800	DTS Corp.	95,496
6,600	Dunlop Sports Co. Ltd.	77,116
40,300	Duskin Co. Ltd.	751,586
4,400	Dydo Drinco, Inc.	170,769
18,000	Dynic Corp.	30,886
11,000	Eagle Industry Co. Ltd.	150,209
900	Earth Chemical Co. Ltd.	32,126
242,000	Ebara Corp.	1,332,223
300	Echo Trading Co. Ltd.	2,421
44,900	EDION Corp.	256,807
66,000	Ehime Bank Ltd. (The)	159,085
18,000	Eidai Co. Ltd.	73,537
98,000	Eighteenth Bank Ltd. (The)	224,206
6,400	Eiken Chemical Co. Ltd.	106,874
9,300	Eizo Corp.	209,157
2,100	Elematec Corp.	26,596
400	Emori & Co. Ltd.	5,907
1,900	Enplas Corp.	152,334
28	EPS Corp.	33,002
17,500	ESPEC Corp.	134,052
4,800	Excel Co. Ltd.	56,133
12,300	Exedy Corp.	332,028
12,000	Ezaki Glico Co. Ltd.	124,155
3,100	F&A Aqua Holdings, Inc.	47,144
381	Faith, Inc.	39,186
3,000	Falco SD Holdings Co. Ltd.	41,916
10,100	Fancl Corp.	125,334
423,100	FCC Co. Ltd.(d)	9,865,563
800	Felissimo Corp.	9,478
37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
19,300	Ferrotec Corp.	$89,098
57,200	FIDEA Holdings Co. Ltd.	120,347
3,900	Fields Corp.	63,573
5,000	First Baking Co. Ltd.(b)	5,975
15,100	Foster Electric Co. Ltd.	260,175
4,300	FP Corp.	303,033
34,000	France Bed Holdings Co. Ltd.	67,368
900	F-Tech, Inc.	13,908
8,500	Fudo Tetra Corp.(b)	13,109
5,900	Fuji Co. Ltd.	106,478
10,600	Fuji Corp. Ltd.	70,154
220,000	Fuji Electric Co. Ltd.	824,635
7,500	Fuji Electronics Co. Ltd.	97,283
13,000	Fuji Kiko Co. Ltd.	38,770
26,600	Fuji Oil Co. Ltd.	445,824
1,200	Fuji Pharma Co. Ltd.	22,796
7,400	Fuji Soft, Inc.	139,520
36,000	Fujibo Holdings, Inc.	76,478
7,600	Fujicco Co. Ltd.	88,179
12,100	Fujikura Kasei Co. Ltd.	56,972
169,000	Fujikura Ltd.	617,935
3,000	Fujikura Rubber Ltd.	10,356
1,200	Fujimi, Inc.	13,911
6,300	Fujimori Kogyo Co. Ltd.	192,520
2,000	Fujita Kanko, Inc.	8,089
40,000	Fujitec Co. Ltd.	380,349
2,600	Fujitsu Frontech Ltd.	16,331
18,000	Fujitsu General Ltd.	206,639
7,700	FuKoKu Co. Ltd.	63,623
19,000	Fukuda Corp.	60,157
81,000	Fukui Bank Ltd. (The)	180,349
117,000	Fukushima Bank Ltd. (The)	89,623
5,200	Fukushima Industries Corp.	77,647
105,000	Fukuyama Transporting Co. Ltd.	640,231
7,800	Funai Consulting Ltd.	57,120
7,000	Funai Electric Co. Ltd.	69,063
48,000	Furukawa Co. Ltd.	96,088
201,000	Furukawa Electric Co. Ltd.	486,539
55,000	Furukawa-Sky Aluminum Corp.	146,614
13,300	Furuno Electric Co. Ltd.	92,914
4,000	Furusato Industries Ltd.	38,484
13,000	Fuso Pharmaceutical Industries Ltd.	40,762
27,700	Futaba Corp.	325,350
24,700	Futaba Industrial Co. Ltd.(b)	107,468
300	Future Architect, Inc.	1,498
14,300	Fuyo General Lease Co. Ltd.	498,039
900	G-7 Holdings, Inc.	7,216
20,000	Gakken Holdings Co. Ltd.	59,238
6,400	Gecoss Corp.	36,344
108	Geo Holdings Corp.	99,495
28,000	GLOBERIDE, Inc.	31,457
12,700	Glory Ltd.	298,335
83,000	Godo Steel Ltd.	139,026
6,480	Goldcrest Co. Ltd.	156,722

Shares		Value
JAPAN (continued)
22,000	Goldwin, Inc.	$104,484
2,000	Gourmet Kineya Co. Ltd.	14,258
6,800	Gree, Inc.(b)	55,145
114,000	GS Yuasa Corp.	502,993
36,000	GSI Creos Corp.	55,888
500	G-Tekt Corp.	12,818
20,900	Gulliver International Co. Ltd.	130,638
24,000	Gun-Ei Chemical Industry Co. Ltd.	131,876
194,000	Gunma Bank Ltd. (The)	1,099,683
113,000	Gunze Ltd.	280,451
6,600	H.I.S. Co. Ltd.	322,214
65,000	H2O Retailing Corp.	572,924
25,000	Hachijuni Bank Ltd. (The)	147,074
5,800	Hakudo Co. Ltd.	46,561
10,630	Hakuhodo DY Holdings, Inc.	732,841
9,600	Hakuto Co. Ltd.	88,244
1,400	Hamakyorex Co. Ltd.	46,114
600	Hamamatsu Photonics KK	20,866
172,000	Hanwa Co. Ltd.	709,713
2,000	Happinet Corp.	14,524
5,100	Harashin Narus Holdings Co. Ltd.	83,915
7,400	Hard Off Corp. Co. Ltd.	56,609
8,400	Harima Chemicals Group, Inc.	40,494
3,000	Haruyama Trading Co. Ltd.	20,866
160,500	Haseko Corp.(b)	199,990
64,260	Hazama Ando Corp.	139,796
15,600	Heiwa Corp.	268,949
15,900	Heiwa Real Estate Co. Ltd.	255,446
12,300	Heiwado Co. Ltd.	201,503
20,900	Hibiya Engineering Ltd.	224,134
4,200	Hiday Hidaka Corp.	88,281
10,000	Higashi Nihon House Co. Ltd.	60,770
81,000	Higashi-Nippon Bank Ltd. (The)	172,904
86,000	Higo Bank Ltd. (The)	505,934
9,000	Hikari Tsushin, Inc.	553,365
1,300	Hioki EE Corp.	18,296
76,000	Hiroshima Bank Ltd. (The)	316,699
20,000	Hisaka Works Ltd.	169,543
18,900	Hitachi Capital Corp.	450,928
11,600	Hitachi Koki Co. Ltd.	85,658
1,000	Hitachi Kokusai Electric, Inc.	9,999
14,000	Hitachi Medical Corp.	169,298
27,030	Hitachi Metals Ltd.	325,486
21,800	Hitachi Transport System Ltd.	313,273
212,000	Hitachi Zosen Corp.	324,788
5,000	Hochiki Corp.	24,359
29,000	Hodogaya Chemical Co. Ltd.	54,499
20,200	Hogy Medical Co. Ltd.	1,153,284
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	23,797
26,100	Hokkaido Electric Power Co., Inc.(b)	341,478
10,000	Hokkaido Gas Co. Ltd.	25,840
38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
28,000	Hokkan Holdings Ltd.	$85,793
19,000	Hokko Chemical Industry Co. Ltd.	55,693
139,000	Hokkoku Bank Ltd. (The)	471,331
114,000	Hokuetsu Bank Ltd. (The)	224,717
97,865	Hokuetsu Kishu Paper Co. Ltd.	421,806
519,000	Hokuhoku Financial Group, Inc.	980,645
8,000	Hokuriku Electric Industry Co. Ltd.	11,439
21,100	Hokuriku Electric Power Co.	304,938
6,800	Hokuto Corp.	121,471
7,100	H-One Co. Ltd.	73,676
7,320	Honeys Co. Ltd.	80,818
151,500	Horiba Ltd.	5,539,475
9,900	Hoshizaki Electric Co. Ltd.	344,796
33,800	Hosiden Corp.	186,761
18,000	Hosokawa Micron Corp.	125,197
44,500	House Foods Corp.	715,836
8,700	Howa Machinery Ltd.	78,194
1,000	Hurxley Corp.	7,650
200	Hutech Norin Co. Ltd.	2,053
124,000	Hyakugo Bank Ltd. (The)	492,657
95,000	Hyakujushi Bank Ltd. (The)	293,994
2,000	I Metal Technology Co. Ltd.	3,575
39,200	Ibiden Co. Ltd.	586,138
7,300	IBJ Leasing Co. Ltd.	215,473
2,400	Ichibanya Co. Ltd.	87,019
21,000	Ichikoh Industries Ltd.(b)	33,030
7,300	ICHINEN Holdings Co. Ltd.	49,954
2,300	Icom, Inc.	53,677
9,700	Idec Corp.	87,578
20,000	Ihara Chemical Industry Co. Ltd.	123,174
19,500	Iino Kaiun Kaisha Ltd.	103,166
22,000	Ikegami Tsushinki Co. Ltd.(b)	20,897
6,600	Imasen Electric Industrial	97,541
10,400	Inaba Denki Sangyo Co. Ltd.	286,157
3,200	Inaba Seisakusho Co. Ltd.	46,900
25,700	Inabata & Co. Ltd.	210,776
10,800	Inageya Co. Ltd.	107,217
25	Industrial & Infrastructure Fund Investment Corp. REIT	223,930
12,200	Ines Corp.	74,513
600	I-Net Corp.	4,731
6,200	Information Services International-Dentsu Ltd.	66,553
10,300	Innotech Corp.	47,971
700	Intage, Inc.	17,530
7,000	Internet Initiative Japan, Inc.	241,293
16,000	Inui Steamship Co. Ltd.(b)	53,764
600	Inui Warehouse Co. Ltd.	5,454
800	Iriso Electronics Co. Ltd.	22,707
6,000	Ise Chemical Corp.	64,712
145,000	Ishihara Sangyo Kaisha Ltd.(b)	108,109
14,000	Ishizuka Glass Co. Ltd.	34,603

Shares		Value
JAPAN (continued)
31,066	IT Holdings Corp.	$362,029
4,500	ITC Networks Corp.	38,009
14,000	Ito En Ltd.	328,444
29,000	Itochu Enex Co. Ltd.	146,614
3,100	Itochu Techno-Solutions Corp.	123,006
2,000	Itochu-Shokuhin Co. Ltd.	66,898
71,000	Itoham Foods, Inc.	304,565
21,400	Itoki Corp.	102,290
8,400	Iwai Cosmo Holdings, Inc.	114,448
11,000	Iwaki & Co. Ltd.	21,121
27,000	Iwasaki Electric Co. Ltd.(b)	53,498
63,000	Iwatani Corp.	231,641
42,000	Iwatsu Electric Co. Ltd.	36,891
138,000	Iyo Bank Ltd. (The)	1,319,252
20,100	Izumi Co. Ltd.	607,250
29,000	Izumiya Co. Ltd.	130,620
46,000	Izutsuya Co. Ltd.(b)	39,465
900	Jalux, Inc.	9,146
98,000	Janome Sewing Machine Co. Ltd.(b)	77,071
17,200	Japan Airport Terminal Co. Ltd.	322,533
23,000	Japan Aviation Electronics Industry Ltd.	214,003
7,600	Japan Carlit Co. Ltd.	41,217
3,600	Japan Cash Machine Co. Ltd.	48,093
13,700	Japan Digital Laboratory Co. Ltd.	131,389
2,900	Japan Electronic Materials Corp.	11,137
20,300	Japan Foundation Engineering Co. Ltd.	61,578
6,400	Japan Medical Dynamic Marketing, Inc.	15,949
4,700	Japan Petroleum Exploration Co.	202,094
50,000	Japan Pulp & Paper Co. Ltd.	156,777
23,000	Japan Radio Co. Ltd.(b)	76,111
92,000	Japan Steel Works Ltd. (The)	517,741
26,000	Japan Transcity Corp.	89,756
8,000	Japan Vilene Co. Ltd.	38,239
38,000	Japan Wool Textile Co. Ltd. (The)	275,947
6,500	Jastec Co. Ltd.	45,874
10,000	JBCC Holdings, Inc.	110,510
13,000	Jidosha Buhin Kogyo Co. Ltd.	70,105
3,500	Jimoto Holdings, Inc.	7,185
1,400	JK Holdings Co. Ltd.	7,407
20,000	JMS Co. Ltd.	65,775
41,000	J-Oil Mills, Inc.	124,369
20,000	Joshin Denki Co. Ltd.	165,458
8,000	JSP Corp.	131,223
145,000	Juroku Bank Ltd. (The)	533,143
4,000	Justsystems Corp.(b)	18,874
89,810	JVC Kenwood Corp.	206,386
2,000	Kabuki-Za Co. Ltd.	101,011
7,600	Kadokawa Corp.	281,381
39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
10,500	Kaga Electronics Co. Ltd.	$83,970
20,100	Kagome Co. Ltd.	341,809
77,000	Kagoshima Bank Ltd. (The)	504,106
22,600	Kakaku.com, Inc.	783,648
28,000	Kaken Pharmaceutical Co. Ltd.	434,685
5,800	Kameda Seika Co. Ltd.	173,390
13,700	Kamei Corp.	100,886
114,000	Kamigumi Co. Ltd.	946,604
14,000	Kanaden Corp.	89,368
10,000	Kanagawa Chuo Kotsu Co. Ltd.	50,863
12,000	Kanamoto Co. Ltd.	253,457
54,000	Kandenko Co. Ltd.	271,903
101,000	Kaneka Corp.	684,956
81,000	Kanematsu Corp.(b)	88,520
12,300	Kanematsu Electronics Ltd.	155,901
16,000	Kanto Natural Gas Development Ltd.	135,308
18,000	Kasai Kogyo Co. Ltd.	104,422
16,800	Kasumi Co. Ltd.	106,383
5,000	Katakura Industries Co. Ltd.	59,085
11,900	Kato Sangyo Co. Ltd.	250,494
50,000	Kato Works Co. Ltd.	212,951
2,400	KAWADA Technologies, Inc.	70,105
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	64,386
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	21,653
417,000	Kawasaki Kisen Kaisha Ltd.	856,062
7,000	Kawasumi Laboratories, Inc.	46,114
42,000	Keihan Electric Railway Co. Ltd.	171,157
15,900	Keihanshin Building Co. Ltd.	88,018
11,000	Keihin Co. Ltd. (The)	17,639
10,600	Keihin Corp.	161,203
159,000	Keiyo Bank Ltd. (The)	836,329
21,200	Keiyo Co. Ltd.	103,283
800	Kenko Mayonnaise Co. Ltd.	6,945
2,000	Kentucky Fried Chicken Japan Ltd.	43,183
36,200	Kewpie Corp.	557,918
6,525	KEY Coffee, Inc.	102,230
11,200	Kimoto Co. Ltd.	86,937
49,000	Kinden Corp.	477,438
600	King Jim Co. Ltd.	4,265
7,000	Kinki Sharyo Co. Ltd.	22,664
7,200	Kintetsu World Express, Inc.	272,822
18,000	Kinugawa Rubber Industrial Co. Ltd.	96,150
4,400	Kisoji Co. Ltd.	82,194
13,900	Kissei Pharmaceutical Co. Ltd.	270,305
66,000	Kitagawa Iron Works Co. Ltd.	103,136
4,600	Kita-Nippon Bank Ltd. (The)	106,555
21,000	Kitano Construction Corp.	44,612
31,000	Kitz Corp.	148,494
281,000	Kiyo Holdings, Inc.	390,318
29,600	Koa Corp.	292,644

Shares		Value
JAPAN (continued)
22,000	Koatsu Gas Kogyo Co. Ltd.	$118,864
8,200	Kobayashi Pharmaceutical Co. Ltd.	427,964
4,000	Kobe Steel Ltd.(b)	6,332
24,000	Kohnan Shoji Co. Ltd.	273,312
1,300	Kohsoku Corp.	12,295
13,000	Koike Sanso Kogyo Co. Ltd.	30,007
33,000	Koito Manufacturing Co. Ltd.	638,362
17,500	Kojima Co. Ltd.	53,621
40,800	Kokuyo Co. Ltd.	299,614
23,000	KOMAIHALTEC, Inc.	49,096
5,000	Komatsu Seiren Co. Ltd.	26,198
4,300	Komatsu Wall Industry Co. Ltd.	80,765
11,700	Komeri Co. Ltd.	288,467
12,300	Komori Corp.	154,896
9,800	Konaka Co. Ltd.	95,488
7,700	Konami Corp.	170,814
4,000	Kondotec, Inc.	23,899
9,700	Konishi Co. Ltd.	195,169
6,500	Kose Corp.	184,292
39,000	Krosaki Harima Corp.	78,470
4,200	KRS Corp.	40,795
13,828	K’s Holdings Corp.	471,714
1,000	KU Holdings Co. Ltd.	8,426
79,000	Kumagai Gumi Co. Ltd.(b)	77,459
7,000	Kumiai Chemical Industry Co. Ltd.	41,753
2,100	Kura Corp.	35,819
119,000	Kurabo Industries Ltd.	193,249
58,000	Kureha Corp.	194,301
56,000	Kurimoto Ltd.	148,708
3,700	Kurita Water Industries Ltd.	75,580
23,400	Kuroda Electric Co. Ltd.	326,467
72,000	KYB Co. Ltd.	375,038
43,000	Kyodo Printing Co. Ltd.	119,457
41,000	Kyodo Shiryo Co. Ltd.	44,388
2,000	Kyoei Sangyo Co. Ltd.	3,861
7,400	Kyoei Steel Ltd.	125,160
5,000	Kyokuto Boeki Kaisha Ltd.(b)	10,060
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	183,490
400	Kyokuto Securities Co. Ltd.	6,851
26,000	Kyokuyo Co. Ltd.	69,043
24,800	KYORIN Holdings, Inc.	541,796
4,500	Kyoritsu Maintenance Co. Ltd.	173,271
40,000	Kyosan Electric Manufacturing Co. Ltd.	137,269
2,400	Kyoto Kimono Yuzen Co. Ltd.	26,228
47,500	Kyowa Exeo Corp.	524,921
1,600	Kyowa Leather Cloth Co. Ltd.	4,657
24,000	Kyudenko Corp.	107,854
2,800	Lasertec Corp.	31,057
2,700	LEC, Inc.	31,602
8,600	Life Corp.	107,247
19,500	Lintec Corp.	368,451
54,000	Lion Corp.	303,891
40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
25,000	Look, Inc.	$82,474
4,300	Mabuchi Motor Co. Ltd.	223,542
5,300	Macnica, Inc.	132,784
12,000	MacroMill, Inc.	71,086
68,000	Maeda Corp.	356,981
47,000	Maeda Road Construction Co. Ltd.	772,373
5,000	Maezawa Kasei Industries Co. Ltd.	51,016
5,000	Maezawa Kyuso Industries Co. Ltd.	63,834
78,000	Makino Milling Machine Co. Ltd.	455,684
6,000	Mandom Corp.	213,257
4,900	Mars Engineering Corp.	91,634
11,900	Marubun Corp.	51,047
95,000	Marudai Food Co. Ltd.	301,757
9,000	Maruei Department Store Co. Ltd.(b)	21,326
18,000	Maruetsu, Inc. (The)	56,256
4,000	Marufuji Sheet Piling Co. Ltd.	8,620
30,910	Maruha Nichiro Holdings, Inc.	62,824
200	Marui Group Co. Ltd.	1,951
20,200	Maruichi Steel Tube Ltd.	486,690
1,600	Maruka Machinery Co. Ltd.	19,512
22,900	Marusan Securities Co. Ltd.	163,488
2,900	Maruwa Co. Ltd.	96,114
20,000	Maruyama Manufacturing Co., Inc.	52,497
900	Maruzen CHI Holdings Co. Ltd.(b)	2,528
36,000	Maruzen Showa Unyu Co. Ltd.	123,542
64	Marvelous AQL, Inc.	35,821
6,500	Matsuda Sangyo Co. Ltd.	85,242
7,000	Matsui Securities Co. Ltd.(b)	64,416
22,000	Matsumotokiyoshi Holdings Co. Ltd.	663,977
2,700	Matsuya Foods Co. Ltd.	41,806
12,000	Max Co. Ltd.	139,965
3,700	Maxvalu Tokai Co. Ltd.	47,842
2,400	MEC Co. Ltd.	10,982
79,100	Medipal Holdings Corp.	982,388
3,500	Megachips Corp.	54,729
19,000	Megmilk Snow Brand Co. Ltd.	274,589
65,000	Meidensha Corp.	209,784
8,100	Meiko Electronics Co. Ltd.(b)	56,090
6,700	Meiko Network Japan Co. Ltd.	85,196
9,000	Meisei Industrial Co. Ltd.	36,677
10,700	Meitec Corp.	289,712
200	Meito Transportation Co. Ltd.	1,287
20,900	Meiwa Corp.	69,802
10,100	Meiwa Estate Co. Ltd.(b)	39,612
4,500	Melco Holdings, Inc.	61,863
14	Message Co. Ltd.	34,374
70,000	Michinoku Bank Ltd. (The)	133,694
44,000	Mie Bank Ltd. (The)	90,777

Shares		Value
JAPAN (continued)
2,448	Milbon Co. Ltd.	$82,133
9,700	Mimasu Semiconductor Industry Co. Ltd.	84,309
92,000	Minato Bank Ltd. (The)	155,980
52,000	Minebea Co. Ltd.	204,473
12,600	Ministop Co. Ltd.	206,547
182,700	Miraca Holdings, Inc.	8,826,177
19,440	Mirait Holdings Corp.	180,283
8,500	Misawa Homes Co. Ltd.	138,209
23,300	MISUMI Group, Inc.	634,676
4,800	Mitani Corp.	82,754
8,000	Mito Securities Co. Ltd.	39,056
16,000	Mitsuba Corp.	262,445
21,000	Mitsubishi Gas Chemical Co., Inc.	155,714
32,000	Mitsubishi Kakoki Kaisha Ltd.(b)	56,542
22,000	Mitsubishi Logistics Corp.	321,540
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	84,751
174,000	Mitsubishi Paper Mills Ltd.(b)	161,720
10,600	Mitsubishi Pencil Co. Ltd.	225,186
3,400	Mitsubishi Shokuhin Co. Ltd.	85,807
80,000	Mitsubishi Steel Manufacturing Co. Ltd.	202,635
20,000	Mitsuboshi Belting Co. Ltd.	93,555
429,000	Mitsui Chemicals, Inc.	994,618
350,000	Mitsui Engineering & Shipbuilding Co. Ltd.	622,000
15,800	Mitsui High-Tec, Inc.	95,855
14,000	Mitsui Home Co. Ltd.	67,205
511	Mitsui Knowledge Industry Co. Ltd.	76,512
75,000	Mitsui Matsushima Co. Ltd.	106,475
246,000	Mitsui Mining & Smelting Co. Ltd.	552,753
66,000	Mitsui Sugar Co. Ltd.	214,360
20,000	Mitsui-Soko Co. Ltd.	92,330
51,500	Mitsumi Electric Co. Ltd.(b)	372,929
10,500	Mitsuuroko Holdings Co. Ltd.	51,261
10,400	Miura Co. Ltd.	283,395
38,000	Miyaji Engineering Group, Inc.(b)	60,157
68,000	Miyazaki Bank Ltd. (The)	195,159
26,000	Miyoshi Oil & Fat Co. Ltd.	37,708
62,000	Mizuno Corp.	385,640
19,000	Mochida Pharmaceutical Co. Ltd.	238,689
2,200	Modec, Inc.	64,555
45,600	Mori Seiki Co. Ltd.	592,879
42,000	Morinaga & Co. Ltd.	87,080
145,000	Morinaga Milk Industry Co. Ltd.	420,590
14,000	Morita Holdings Corp.	119,395
22,000	Mory Industries, Inc.	76,172
9,300	MOS Food Services, Inc.	178,097
14,500	Moshi Moshi Hotline, Inc.	180,972
11,900	Mr Max Corp.	40,230
41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
2,000	Murakami Corp.	$30,232
274,500	Musashi Seimitsu Industry Co. Ltd.	6,922,076
21,800	Musashino Bank Ltd. (The)	775,947
26,000	Mutoh Holdings Co. Ltd.	105,158
2,500	NAC Co. Ltd.	44,403
57,000	Nachi-Fujikoshi Corp.	250,914
5,500	Nagaileben Co. Ltd.	91,788
24,000	Nagano Bank Ltd. (The)	42,406
1,000	Nagano Keiki Co. Ltd.	7,252
91,400	Nagase & Co. Ltd.	1,189,292
7,000	Nagatanien Co. Ltd.	63,487
88,000	Nagoya Railroad Co. Ltd.	246,267
22,000	Nakabayashi Co. Ltd.	45,613
13,000	Nakamuraya Co. Ltd.	52,313
27,000	Nakayama Steel Works Ltd.(b)	15,719
11,200	Namura Shipbuilding Co. Ltd.	90,941
56,000	Nankai Electric Railway Co. Ltd.	210,479
85,000	Nanto Bank Ltd. (The)	324,686
3,600	Natori Co. Ltd.	33,717
16,000	NDS Co. Ltd.	44,939
9,600	NEC Capital Solutions Ltd.	256,105
7,400	NEC Fielding Ltd.	87,597
14,100	NEC Networks & System Integration Corp.	308,325
31,800	NET One Systems Co. Ltd.	247,813
27,200	Neturen Co. Ltd.	201,965
5,200	New Japan Chemical Co. Ltd.(b)	14,924
20,000	NGK Spark Plug Co. Ltd.	397,916
63,700	NHK Spring Co. Ltd.	740,380
41,000	Nice Holdings, Inc.	88,775
11,000	Nichia Steel Works Ltd.	37,300
38,000	Nichias Corp.	248,779
17,000	Nichiban Co. Ltd.	67,715
32,700	Nichicon Corp.	328,637
3,500	Nichiden Corp.	79,323
12,000	Nichiha Corp.	177,837
19,100	Nichii Gakkan Co.	170,302
22,000	Nichimo Co. Ltd.	39,322
125,000	Nichirei Corp.	602,594
18,000	Nichireki Co. Ltd.	114,534
6,500	Nidec Copal Corp.	64,462
5,600	Nidec-Tosok Corp.	56,509
466,300	Nifco, Inc.(d)	12,711,211
39	NIFTY Corp.	44,134
328	Nihon Chouzai Co. Ltd.	9,501
9,700	Nihon Dempa Kogyo Co. Ltd.	87,281
12,300	Nihon Kohden Corp.	517,577
3,000	Nihon M&A Center, Inc.	200,695
21,000	Nihon Nohyaku Co. Ltd.	208,906
24,000	Nihon Parkerizing Co. Ltd.	477,009
2,800	Nihon Plast Co. Ltd.	15,014
1,000	Nihon Shokuhin Kako Co. Ltd.	3,779
1,100	Nihon Tokushu Toryo Co. Ltd.	4,359

Shares		Value
JAPAN (continued)
750	Nihon Trim Co. Ltd.	$71,852
49,000	Nihon Yamamura Glass Co. Ltd.	83,076
29,000	Nikkiso Co. Ltd.	364,018
9,000	Nikko Co. Ltd.	32,356
55,000	Nippo Corp.	938,106
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	76,856
47,000	Nippon Carbon Co. Ltd.	84,966
8,100	Nippon Ceramic Co. Ltd.	102,998
62,000	Nippon Chemical Industrial Co. Ltd.(b)	76,621
70,000	Nippon Chemi-Con Corp.(b)	311,715
3,000	Nippon Chemiphar Co. Ltd.	15,872
115,000	Nippon Coke & Engineering Co. Ltd.	129,200
18,000	Nippon Concrete Industries Co. Ltd.	47,247
26,000	Nippon Conveyor Co. Ltd.(b)	20,447
55,000	Nippon Denko Co. Ltd.	162,905
26,000	Nippon Densetsu Kogyo Co. Ltd.	251,210
197,000	Nippon Electric Glass Co. Ltd.	1,060,351
400	Nippon Felt Co. Ltd.	1,724
600	Nippon Filcon Co. Ltd.	2,390
9,700	Nippon Fine Chemical Co. Ltd.	59,938
42,000	Nippon Flour Mills Co. Ltd.	218,772
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	31,069
9,200	Nippon Gas Co. Ltd.	105,709
11,000	Nippon Hume Corp.	68,420
3,100	Nippon Jogesuido Sekkei Co. Ltd.	38,057
3,400	Nippon Kanzai Co. Ltd.	51,116
60,000	Nippon Kayaku Co. Ltd.	775,815
44,000	Nippon Kinzoku Co. Ltd.(b)	52,130
56,000	Nippon Koei Co. Ltd.	203,616
27,000	Nippon Konpo Unyu Soko Co. Ltd.	432,397
61,000	Nippon Koshuha Steel Co. Ltd.(b)	53,580
432,900	Nippon Light Metal Holdings Co. Ltd.	579,204
66,000	Nippon Paint Co. Ltd.	841,936
39,400	Nippon Paper Industries Co. Ltd.	574,642
6	Nippon Parking Development Co. Ltd.	465
16,000	Nippon Pillar Packing Co. Ltd.	105,730
46,000	Nippon Piston Ring Co. Ltd.	78,460
4,000	Nippon Rietec Co. Ltd.	27,699
54,000	Nippon Road Co. Ltd. (The)	291,758
19,000	Nippon Seiki Co. Ltd.	281,187
4,000	Nippon Seiro Co. Ltd.	9,560
10,000	Nippon Seisen Co. Ltd.	45,961
28,000	Nippon Sharyo Ltd.	155,571
465,000	Nippon Sheet Glass Co. Ltd.(b)	489,174
42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
25,000	Nippon Shinyaku Co. Ltd.	$426,157
64,000	Nippon Shokubai Co. Ltd.	662,813
23,500	Nippon Signal Co. Ltd. (The)	169,212
74,000	Nippon Soda Co. Ltd.	424,002
52,125	Nippon Steel & Sumitomo Metal Corp.	151,727
28,000	Nippon Steel Trading Co. Ltd.	80,645
74,000	Nippon Suisan Kaisha Ltd.(b)	150,403
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	249,944
39,000	Nippon Thompson Co. Ltd.	186,814
21,000	Nippon Valqua Industries Ltd.	53,406
83,500	Nippon Yakin Kogyo Co. Ltd.(b)	103,192
32,500	Nipro Corp.	312,685
1,000	Nishikawa Rubber Co. Ltd.	19,160
168,000	Nishimatsu Construction Co. Ltd.	394,648
6,400	Nishimatsuya Chain Co. Ltd.	56,346
359,000	Nishi-Nippon City Bank Ltd. (The)	927,658
73,000	Nishi-Nippon Railroad Co. Ltd.	278,102
18,300	Nissan Chemical Industries Ltd.	253,819
39,000	Nissan Shatai Co. Ltd.	500,695
14,000	Nissan Tokyo Sales Holdings Co. Ltd.	45,041
2,300	Nissei Corp.	20,649
3,900	Nissei Plastic Industrial Co. Ltd.	29,197
21,000	Nissen Holdings Co. Ltd.	67,991
11,800	Nisshin Fudosan Co. Ltd.	77,373
38,000	Nisshin Oillio Group Ltd. (The)	135,839
24,024	Nisshin Steel Holdings Co. Ltd.	210,035
62,000	Nisshinbo Holdings, Inc.	478,725
34,000	Nissin Corp.	97,927
22,000	Nissin Electric Co. Ltd.	132,795
18,300	Nissin Kogyo Co. Ltd.	344,095
2,600	Nissin Sugar Co. Ltd.	56,562
6,500	Nissui Pharmaceutical Co. Ltd.	73,225
12,300	Nitta Corp.	240,196
8,600	Nittan Valve Co. Ltd.	28,020
37,000	Nittetsu Mining Co. Ltd.	144,357
106,000	Nitto Boseki Co. Ltd.	369,176
600	Nitto FC Co. Ltd.	3,732
17,600	Nitto Kogyo Corp.	291,925
4,800	Nitto Kohki Co. Ltd.	89,029
15,000	Nitto Seiko Co. Ltd.	50,250
3,100	Nittoku Engineering Co. Ltd.	29,762
7,400	Noevir Holdings Co. Ltd.	120,776
109,000	NOF Corp.	659,054
12,000	Nohmi Bosai Ltd.	99,520
29,900	NOK Corp.	477,007
17,000	Nomura Co. Ltd.	157,134
58,000	Noritake Co. Ltd.	150,465
8,700	Noritsu Koki Co. Ltd.	58,823
13,800	Noritz Corp.	233,124
62,900	North Pacific Bank Ltd.	243,480

Shares		Value
JAPAN (continued)
7,700	NS Solutions Corp.	$143,918
57,000	NS United Kaiun Kaisha Ltd.(b)	94,893
3,100	NSD Co. Ltd.	34,195
197,000	NTN Corp.(b)	647,881
4,500	Obara Group, Inc.	136,411
21,000	Obayashi Road Corp.	83,219
2,000	OBIC Business Consultants Ltd.	127,260
960	Obic Co. Ltd.	269,733
32,000	Oenon Holdings, Inc.	72,556
165,000	Ogaki Kyoritsu Bank Ltd. (The)	483,658
4,300	Ohara, Inc.	27,932
900	Ohashi Technica, Inc.	7,721
14,038	Oiles Corp.	283,169
96,000	Oita Bank Ltd. (The)	286,304
20,200	Okabe Co. Ltd.	217,246
26,000	Okamoto Industries, Inc.	81,789
9,000	Okamoto Machine Tool Works Ltd.(b)	10,755
35,000	Okamura Corp.	238,433
21,000	Okasan Securities Group, Inc.	181,667
3,160	Okinawa Electric Power Co., Inc. (The)	119,900
54,000	OKK Corp.	79,420
62,000	OKUMA Corp.	459,095
77,000	Okumura Corp.	298,846
26,000	Okura Industrial Co. Ltd.	87,366
14,000	Okuwa Co. Ltd.	132,264
8,200	Onoken Co. Ltd.	77,469
111,000	Onward Holdings Co. Ltd.	1,004,453
1,800	Optex Co. Ltd.	29,415
23,000	Organo Corp.	119,804
17,000	Origin Electric Co. Ltd.	56,429
2,700	Osaka Organic Chemical Industry Ltd.	11,692
9,500	Osaka Steel Co. Ltd.	166,209
6,500	OSAKA Titanium Technologies Co.	126,667
15,000	Osaki Electric Co. Ltd.	80,891
25,100	OSG Corp.	385,562
5,300	Otsuka Corp.	599,775
3,800	Otsuka Kagu Ltd.	37,607
6,100	Oyo Corp.	89,777
37,000	Pacific Industrial Co. Ltd.	279,267
39,000	Pacific Metals Co. Ltd.	174,068
2,450	Pack Corp. (The)	41,163
4,000	Pal Co. Ltd.	111,776
13,650	Paltac Corp.	187,372
57,000	PanaHome Corp.	352,793
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	42,575
1,000	Panasonic Information Systems Co. Ltd.	24,185
4,300	Parco Co. Ltd.	42,600
10,100	Paris Miki Holdings, Inc.	49,618
17,500	Park24 Co. Ltd.	322,439
10,000	Pasco Corp.	36,156
43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
14	Pasona Group, Inc.	$9,394
46,000	Penta-Ocean Construction Co. Ltd.	111,817
600	PIA Corp.	9,811
11,400	Pigeon Corp.	537,340
6,600	Pilot Corp.	222,449
5,200	Piolax, Inc.	143,503
121,700	Pioneer Corp.(b)	232,437
10,200	Plenus Co. Ltd.	175,226
2,100	Pola Orbis Holdings, Inc.	73,568
44,000	Press Kogyo Co. Ltd.	186,498
900	Pressance Corp.	29,736
1,500	Prestige International, Inc.	20,652
47,000	Prima Meat Packers Ltd.	91,206
6,800	Pronexus, Inc.	43,060
900	Proto Corp.	11,793
42,100	Raito Kogyo Co. Ltd.	310,880
14,000	Rasa Industries Ltd.(b)	16,158
94,840	Rengo Co. Ltd.	481,416
23,200	Renown, Inc.(b)	31,041
13,100	Resorttrust, Inc.	398,446
3,000	Rheon Automatic Machinery Co. Ltd.	7,384
59,000	Rhythm Watch Co. Ltd.	85,568
9,100	Ricoh Leasing Co. Ltd.	250,387
8,100	Right On Co. Ltd.	81,819
31,000	Riken Corp.	131,080
11,400	Riken Keiki Co. Ltd.	83,832
19,000	Riken Technos Corp.	59,769
2,600	Riken Vitamin Co. Ltd.	64,502
3,700	Ringer Hut Co. Ltd.	54,833
16,800	Riso Kagaku Corp.	370,111
698	Riso Kyoiku Co. Ltd.	55,321
4,500	Rock Field Co. Ltd.	85,395
32,000	Rohto Pharmaceutical Co. Ltd.	441,875
55,600	Round One Corp.	331,067
8,600	Royal Holdings Co. Ltd.	131,841
76,000	Ryobi Ltd.	244,510
16,000	Ryoden Trading Co. Ltd.	112,757
7,600	Ryohin Keikaku Co. Ltd.	666,776
19,600	Ryosan Co. Ltd.	330,904
8,400	Ryoyo Electro Corp.	67,777
3,500	S Foods, Inc.	31,600
2,000	Sagami Chain Co. Ltd.	17,302
69,000	Saibu Gas Co. Ltd.	162,088
10,000	Saizeriya Co. Ltd.	141,048
57,000	Sakai Chemical Industry Co. Ltd.	180,472
18,000	Sakai Heavy Industries Ltd.	48,902
1,000	Sakai Moving Service Co. Ltd.	26,657
39,000	Sakai Ovex Co. Ltd.	53,376
18,000	Sakata INX Corp.	167,480
17,300	Sakata Seed Corp.	238,359
4,500	Sala Corp.	22,613
3,500	San-A Co. Ltd.	169,799
50,000	San-Ai Oil Co. Ltd.	192,013

Shares		Value
JAPAN (continued)
15,000	Sanden Corp.	$53,314
22,575	Sangetsu Co. Ltd.	562,127
82,000	San-In Godo Bank Ltd. (The)	620,590
44,000	Sanken Electric Co. Ltd.	185,599
31,000	Sanki Engineering Co. Ltd.	175,089
50	Sanko Marketing Foods Co. Ltd.	47,493
14,000	Sanko Metal Industrial Co. Ltd.	31,457
23,200	Sankyo Seiko Co. Ltd.	79,616
5,600	Sankyo Tateyama, Inc.	115,363
120,000	Sankyu, Inc.	419,160
20,600	Sanoh Industrial Co. Ltd.	148,120
15,400	Sanshin Electronics Co. Ltd.	94,215
68,000	Sanwa Holdings Corp.	375,038
28,000	Sanyo Chemical Industries Ltd.	178,736
13,000	Sanyo Denki Co. Ltd.	96,793
2,000	Sanyo Electric Railway Co. Ltd.	8,375
5,400	Sanyo Housing Nagoya Co. Ltd.	64,584
19,000	Sanyo Industries Ltd.	35,900
47,000	Sanyo Shokai Ltd.	115,688
78,000	Sanyo Special Steel Co. Ltd.	372,036
69,000	Sapporo Holdings Ltd.	248,769
72,000	Sasebo Heavy Industries Co. Ltd.(b)	65,448
26,000	Sata Construction Co. Ltd.	19,916
4,900	SATO Holdings Corp.	87,330
6,300	Sato Shoji Corp.	35,454
6,500	Satori Electric Co. Ltd.	34,190
4,000	Sawada Holdings Co. Ltd.	42,079
4,500	Sawai Pharmaceutical Co. Ltd.	546,012
37,000	SAXA Holdings, Inc.	61,597
94,280	SBI Holdings, Inc.	989,887
13,600	Scroll Corp.	36,809
21,797	SCSK Corp.	445,023
1,600	Secom Joshinetsu Co. Ltd.	40,854
4,000	Seibu Electric Industry Co. Ltd.	17,281
37,000	Seika Corp.	89,184
3,500	Seikagaku Corp.	47,758
55,200	Seiko Epson Corp.	692,326
26,000	Seiko Holdings Corp.	108,875
2,400	Seiko PMC Corp.	9,707
93,000	Seino Holdings Co. Ltd.	835,870
18,700	Seiren Co. Ltd.	127,773
32,000	Sekisui Jushi Corp.	423,573
35,000	Sekisui Plastics Co. Ltd.	87,580
30,000	Senko Co. Ltd.	156,879
2,000	Senshu Electric Co. Ltd.	23,552
20,720	Senshu Ikeda Holdings, Inc.	104,753
9,000	Senshukai Co. Ltd.	76,478
377,000	Sharp Corp.(b)	1,555,592
30,000	Shibaura Mechatronics Corp.(b)	72,005
25,000	Shibusawa Warehouse Co. Ltd. (The)	109,539
9,400	Shibuya Kogyo Co. Ltd.	81,126
91,000	Shiga Bank Ltd. (The)	519,549
93,000	Shikibo Ltd.	107,333
44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
68,000	Shikoku Bank Ltd. (The)	$155,571
25,000	Shikoku Chemicals Corp.	190,992
19,400	Shikoku Electric Power Co., Inc.(b)	347,738
4,600	Shima Seiki Manufacturing Ltd.	91,897
32,149	Shimachu Co. Ltd.	791,658
74,000	Shimadzu Corp.	584,230
800	Shimane Bank Ltd. (The)	10,442
3,600	Shimizu Bank Ltd. (The)	96,701
141,000	Shimizu Corp.	587,559
2,500	Shimojima Co. Ltd.	24,768
7,400	Shin Nippon Air Technologies Co. Ltd.	43,912
47,000	Shinagawa Refractories Co. Ltd.	89,286
32,000	Shindengen Electric Manufacturing Co. Ltd.	131,386
25,900	Shin-Etsu Polymer Co. Ltd.	82,797
9,000	Shin-Keisei Electric Railway Co. Ltd.	35,114
28,300	Shinko Electric Industries Co. Ltd.	273,433
12,100	Shinko Plantech Co. Ltd.	94,788
13,300	Shinko Shoji Co. Ltd.	107,585
7,000	Shinko Wire Co. Ltd.	10,653
41,000	Shinmaywa Industries Ltd.	337,933
31,500	Shinnihon Corp.	93,943
30,000	Shinsho Corp.	58,830
900	Shinwa Co. Ltd.	10,985
10,500	Ship Healthcare Holdings, Inc.	388,214
34,000	Shiroki Corp.	72,230
3,000	Shizuki Electric Co., Inc.	11,797
32,500	Shizuoka Gas Co. Ltd.	229,037
6,500	Shobunsha Publications, Inc.	39,102
3,000	Shochiku Co. Ltd.	29,905
500	Shoei Foods Corp.	3,713
900	Shofu, Inc.	7,795
34,000	Shoko Co. Ltd.	45,838
2,000	Showa Aircraft Industry Co. Ltd.	18,282
25,600	Showa Corp.	345,133
575,600	Showa Denko KK	776,011
32,000	Showa Sangyo Co. Ltd.	97,069
57,400	Showa Shell Sekiyu KK	529,972
7,000	Siix Corp.	81,575
60	Simplex Holdings, Inc.	27,883
15,000	Sinanen Co. Ltd.	55,306
28,000	Sinfonia Technology Co. Ltd.	44,326
41,100	Sintokogio Ltd.	323,645
1,222	SKY Perfect JSAT Holdings, Inc.	641,516
27,000	SMK Corp.	87,969
13,500	SNT Corp.	53,360
29,300	Sodick Co. Ltd.	141,847
6,100	Soft99 Corp.	38,814
2,200	Sogo Medical Co. Ltd.	88,867
49,188	Sohgo Security Services Co. Ltd.	879,165

Shares		Value
JAPAN (continued)
820,800	Sojitz Corp.	$1,399,996
50,000	Sotetsu Holdings, Inc.	181,800
1,900	Space Co. Ltd.	21,695
700	SPK Corp.	12,190
18,100	Square Enix Holdings Co. Ltd.	249,196
2,700	SRA Holdings, Inc.	30,886
300	ST Corp.	3,067
10,000	Stanley Electric Co. Ltd.	194,056
19,100	Star Micronics Co. Ltd.	193,712
2,800	Start Today Co. Ltd.	57,939
26,000	Starzen Co. Ltd.	68,246
2,300	Stella Chemifa Corp.	35,025
2,500	Studio Alice Co. Ltd.	32,223
8,000	Sugi Holdings Co. Ltd.	310,898
3,800	Sugimoto & Co. Ltd.	33,727
8,100	Sumco Corp.	71,561
4,800	Sumida Corp.	23,581
81,000	Sumikin Bussan Corp.	244,878
36,000	Suminoe Textile Co. Ltd.	89,347
95,000	Sumitomo Bakelite Co. Ltd.	358,033
8,900	Sumitomo Densetsu Co. Ltd.	121,260
35,900	Sumitomo Forestry Co. Ltd.	380,596
135,000	Sumitomo Heavy Industries Ltd.	628,741
40,000	Sumitomo Light Metal Industries Ltd.	36,360
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	9,151
246,000	Sumitomo Osaka Cement Co. Ltd.	798,979
21,000	Sumitomo Precision Products Co. Ltd.	89,010
3,140	Sumitomo Real Estate Sales Co. Ltd.	170,293
38,000	Sumitomo Seika Chemicals Co. Ltd.	144,766
61,000	Sumitomo Warehouse Co. Ltd. (The)	349,515
2,000	Suncall Corp.	11,602
12,700	Sundrug Co. Ltd.	546,732
3,600	Sun-Wa Technos Corp.	38,386
23,000	Suzuken Co. Ltd.	719,998
154,000	SWCC Showa Holdings Co. Ltd.(b)	121,111
5,400	Systena Corp.	39,158
2,900	T&K Toka Co. Ltd.	61,756
1,900	T. Hasegawa Co. Ltd.	26,178
42,000	T. RAD Co. Ltd.	150,567
6,000	Tachibana Eletech Co. Ltd.	61,097
11,900	Tachi-S Co. Ltd.	171,250
69	Tact Home Co. Ltd.	120,086
68,000	Tadano Ltd.	995,935
10,000	Taihei Dengyo Kaisha Ltd.	71,086
46,000	Taihei Kogyo Co. Ltd.	161,618
37,000	Taiheiyo Kouhatsu, Inc.	36,656
9,600	Taiho Kogyo Co. Ltd.	132,661
16,700	Taikisha Ltd.	403,727
45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
15,000	Taiko Bank Ltd. (The)	$32,479
900	Taisei Lamick Co., Ltd.	22,374
109,100	Taiyo Holdings Co. Ltd.(d)	3,415,295
59,000	Taiyo Nippon Sanso Corp.	416,995
10,200	Taiyo Yuden Co. Ltd.	136,785
1,600	Takachiho Koheki Co. Ltd.	14,626
4,000	Takagi Securities Co. Ltd.	16,423
7,100	Takamatsu Construction Group Co. Ltd.	108,846
4,000	Takano Co. Ltd.	18,874
1,365	Takaoka Toko Holdings Co. Ltd.	24,927
65,000	Takara Holdings, Inc.	552,344
18,000	Takara Leben Co. Ltd.	63,242
4,400	Takara Printing Co. Ltd.	31,278
65,000	Takara Standard Co. Ltd.	476,662
21,000	Takasago International Corp.	107,027
30,400	Takasago Thermal Engineering Co. Ltd.	262,363
18,000	Takashima & Co. Ltd.	50,924
13,800	Takata Corp.	288,798
163	Take And Give Needs Co. Ltd.	37,857
1,900	Takeuchi Manufacturing Co. Ltd.	36,288
12,000	Takihyo Co. Ltd.	51,966
23,000	Takiron Co. Ltd.	98,897
33,000	Takisawa Machine Tool Co. Ltd.	48,534
18,000	Takuma Co. Ltd.	137,882
5,900	Tamron Co. Ltd.	118,289
50,000	Tamura Corp.	126,647
1,000	Tanseisha Co. Ltd.	6,455
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	159,335
20,000	Tayca Corp.	54,744
19,000	TBK Co. Ltd.	86,161
2	Techno Medica Co. Ltd.	12,460
1,200	Techno Ryowa Ltd.	5,454
13,400	Tecmo Koei Holdings Co. Ltd.	134,807
394,000	Teijin Ltd.	857,134
1,200	Teikoku Electric Manufacturing Co. Ltd.	31,057
7,000	Teikoku Sen-I Co. Ltd.	56,838
15,000	Teikoku Tsushin Kogyo Co. Ltd.	24,819
98,000	Tekken Corp.(b)	112,103
5,300	Temp Holdings Co. Ltd.	135,816
23,500	THK Co. Ltd.	491,073
1,000	Tigers Polymer Corp.	4,126
5,000	Titan Kogyo KK	10,826
11,000	TKC Corp.	187,060
156,000	Toa Corp.(b)	210,316
6,000	Toa Corp.	47,125
58,000	Toa Oil Co. Ltd.	60,423
22,000	Toa Road Corp.	93,249
51,000	Toabo Corp.	34,899

Shares		Value
JAPAN (continued)
90,500	Toagosei Co. Ltd.	$388,214
10,100	Tobishima Corp.(b)	10,522
15,000	Tobu Store Co. Ltd.	41,058
37,600	TOC Co. Ltd.	265,746
3,800	Tocalo Co. Ltd.	50,260
66,000	Tochigi Bank Ltd. (The)	249,413
127,000	Toda Corp.	361,894
15,000	Toda Kogyo Corp.	39,373
1,400	Toei Animation Co. Ltd.	35,447
17,000	Toei Co. Ltd.	105,566
25,000	Toenec Corp.	132,775
62,000	Toho Bank Ltd. (The)	183,005
8,000	Toho Co. Ltd.	29,088
5,000	Toho Holdings Co. Ltd.	86,763
90,000	Toho Zinc Co. Ltd.	261,975
53,000	Tohoku Bank Ltd. (The)	76,325
500	Tohokushinsha Film Corp.	4,678
14,000	Tohto Suisan Co. Ltd.	20,161
118,000	Tokai Carbon Co. Ltd.	339,863
15,600	TOKAI Holdings Corp.	53,057
22,000	Tokai Lease Co. Ltd.	39,996
26,700	Tokai Rika Co. Ltd.	576,759
28,500	Tokai Rubber Industries Ltd.	246,839
88,000	Tokai Tokyo Financial Holdings, Inc.	654,315
1,890	Token Corp.	99,606
33,840	Tokushu Tokai Paper Co. Ltd.	68,433
158,000	Tokuyama Corp.	566,418
20,000	Tokyo Broadcasting System Holdings, Inc.	265,141
24	Tokyo Electron Device Ltd.	36,327
5,000	Tokyo Energy & Systems, Inc.	24,717
40,000	Tokyo Keiki, Inc.	83,750
39,800	Tokyo Ohka Kogyo Co. Ltd.	856,893
7,000	Tokyo Rakutenchi Co. Ltd.	33,674
107,000	Tokyo Rope Manufacturing Co. Ltd.(b)	146,441
2,500	Tokyo Sangyo Co. Ltd.	8,043
14,700	Tokyo Seimitsu Co. Ltd.	288,265
68,900	Tokyo Steel Manufacturing Co. Ltd.	347,631
86,000	Tokyo Tatemono Co. Ltd.	715,862
32,000	Tokyo Tekko Co. Ltd.	120,601
11,000	Tokyo Theaters Co., Inc.	16,740
20,700	Tokyo Tomin Bank Ltd. (The)	214,167
2,300	Tokyu Community Corp.	104,887
31,960	Tokyu Construction Co. Ltd.(b)	76,383
5,000	Tokyu Livable, Inc.	100,756
27,000	Toli Corp.	51,568
28,000	Tomato Bank Ltd.	50,046
4,000	Tomen Devices Corp.	68,430
7,900	Tomen Electronics Corp.	90,449
18,100	Tomoe Corp.	62,114
3,300	Tomoe Engineering Co. Ltd.	49,950
4,000	Tomoegawa Co. Ltd.	7,149
49,000	Tomoku Co. Ltd.	144,633
46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
71,700	TOMONY Holdings, Inc.	$256,307
9,500	Tomy Co. Ltd.	45,700
25,000	Tonami Holdings Co. Ltd.	53,875
26,500	Toppan Forms Co. Ltd.	228,976
29,000	Topre Corp.	298,264
121,000	Topy Industries Ltd.	250,873
1,000	Toridoll.corp.	10,336
8,800	Torigoe Co. Ltd. (The)	55,635
5,300	Torii Pharmaceutical Co. Ltd.	135,220
8,700	Torishima Pump Manufacturing Co. Ltd.	77,039
12,100	Tosei Corp.	82,059
67,000	Toshiba Machine Co. Ltd.	309,989
17,000	Toshiba Plant Systems & Services Corp.	276,764
106,000	Toshiba TEC Corp.	611,684
16,000	Tosho Printing Co. Ltd.	40,037
225,000	Tosoh Corp.	799,714
12,000	Totetsu Kogyo Co. Ltd.	219,875
21,000	Tottori Bank Ltd. (The)	38,821
3,700	Touei Housing Corp.	69,118
154,000	Towa Bank Ltd. (The)	143,131
1,900	Towa Corp.	11,275
2,800	Towa Pharmaceutical Co. Ltd.	118,394
1,500	Toyo Construction Co. Ltd.	3,662
8,200	Toyo Corp.	96,983
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	9,131
62,000	Toyo Engineering Corp.	286,855
152,000	Toyo Ink SC Holdings Co. Ltd.	768,461
6,000	Toyo Kanetsu KK	15,198
28,000	Toyo Kohan Co. Ltd.	103,238
16,000	Toyo Securities Co. Ltd.	52,293
37,300	Toyo Seikan Group Holdings Ltd.	618,302
6,600	Toyo Tanso Co. Ltd.	107,854
98,000	Toyo Tire & Rubber Co. Ltd.	565,519
20,000	Toyo Wharf & Warehouse Co. Ltd.	36,768
93,000	Toyobo Co. Ltd.	145,327
10,100	Toyoda Gosei Co. Ltd.	248,606
14,700	Toyota Boshoku Corp.	213,196
9,200	TPR Co. Ltd.	154,101
1,200	Trancom Co. Ltd.	35,187
12,300	Transcosmos, Inc.	198,865
5,100	Trusco Nakayama Corp.	103,500
7,300	TS Tech Co. Ltd.	240,078
37,700	TSI Holdings Co. Ltd.	271,458
67,000	Tsubakimoto Chain Co.	414,687
8,000	Tsubakimoto Kogyo Co. Ltd.	21,162
47,000	Tsudakoma Corp.(b)	74,885
34,000	Tsugami Corp.	165,295
15,000	Tsukamoto Corp Co. Ltd.	21,601
18,000	Tsukishima Kikai Co. Ltd.	192,483
52,133	Tsukuba Bank Ltd.	173,581

Shares		Value
JAPAN (continued)
2,700	Tsukui Corp.	$26,997
19,300	Tsumura & Co.	550,753
5,300	Tsuruha Holdings, Inc.	488,265
7,000	Tsurumi Manufacturing Co. Ltd.	66,633
2,400	Tsutsumi Jewelry Co. Ltd.	55,398
7,000	TTK Co. Ltd.	32,172
8,100	TV Asahi Corp.	177,867
200	TV Tokyo Holdings Corp.	3,497
299,000	Ube Industries Ltd.	568,011
23,000	Uchida Yoko Co. Ltd.	59,197
14,000	Ueki Corp.	24,594
4,400	UKC Holdings Corp.	72,802
14,900	Ulvac, Inc.(b)	116,570
36,000	Uniden Corp.(b)	79,788
400	Union Tool Co.	7,681
8,300	Unipres Corp.	163,186
7,300	United Arrows Ltd.	330,666
1,800	Universal Entertainment Corp.	35,537
166,700	UNY Group Holdings Co. Ltd.	1,072,628
7,680	Usen Corp.(b)	13,021
14,100	U-Shin Ltd.	91,446
27,500	Ushio, Inc.	338,449
8,800	Utoc Corp.	30,109
16,200	Valor Co. Ltd.	269,200
5	Village Vanguard Co. Ltd.	6,731
22,600	Vital KSK Holdings, Inc.	163,193
5,400	VT Holdings Co. Ltd.	60,833
32,000	Wacoal Holdings Corp.	324,870
2,000	Wacom Co. Ltd.	16,178
33,000	Wakachiku Construction Co. Ltd.(b)	32,019
10,000	Wakita & Co. Ltd.	107,956
7,600	Warabeya Nichiyo Co. Ltd.	117,908
2,800	Watabe Wedding Corp.	20,733
6,300	WATAMI Co. Ltd.	108,485
3,000	Weathernews, Inc.	72,066
900	Welcia Holdings Co. Ltd.	48,351
18,000	Wood One Co. Ltd.	55,337
5	Wowow, Inc.	18,078
20,700	Xebio Co. Ltd.	434,677
5,700	Y.A.C. Co. Ltd.	30,855
6,700	Yachiyo Bank Ltd. (The)	191,331
1,100	Yahagi Construction Co. Ltd.	4,685
1,200	Yaizu Suisankagaku Industry Co. Ltd.	10,148
2,000	YAMABIKO Corp.	54,193
88,000	Yamagata Bank Ltd. (The)	377,490
157,000	Yamaguchi Financial Group, Inc.	1,497,682
124,300	Yamaha Corp.	1,597,073
87,000	Yamanashi Chuo Bank Ltd. (The)	348,320
70,000	Yamatane Corp.	123,685
5,700	Yamato Kogyo Co. Ltd.	185,129
24,000	Yamazaki Baking Co. Ltd.	283,362
100	Yamazawa Co. Ltd.	1,624
47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
18,200	Yamazen Corp.	$113,018
2,500	Yaoko Co. Ltd.	93,581
700	Yashima Denki Co. Ltd.	3,103
34,000	Yaskawa Electric Corp.	406,639
7,900	Yasuda Warehouse Co. Ltd. (The)	71,488
15,900	Yellow Hat Ltd.	301,891
57,000	Yodogawa Steel Works Ltd.	238,106
17,000	Yokogawa Bridge Holdings Corp.	205,403
25,300	Yokogawa Electric Corp.	328,169
22,300	Yokohama Reito Co. Ltd.	174,692
3,300	Yokowo Co. Ltd.	15,538
5,000	Yomeishu Seizo Co. Ltd.	41,211
5,000	Yondenko Corp.	18,282
3,200	Yonex Co. Ltd.	17,322
8,300	Yorozu Corp.	144,197
56,000	Yuasa Trading Co. Ltd.	99,520
27,000	Yuken Kogyo Co. Ltd.	60,668
3,000	Yukiguni Maitake Co. Ltd.(b)	7,078
21,000	Yurtec Corp.	64,345
9,100	Yusen Logistics Co. Ltd.	82,161
2,740	Yushin Precision Equipment Co. Ltd.	50,485
4,200	Yushiro Chemical Industry Co. Ltd.	40,237
7,400	Zenrin Co. Ltd.	80,643
21,900	Zensho Holdings Co. Ltd.	261,252
72,000	Zeon Corp.	783,168
7,000	ZERIA Pharmaceutical Co. Ltd.	107,384
4,000	Zojirushi Corp.	14,748
10,700	Zuken, Inc.	93,329
		281,322,930
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	28,447
117,440	Centamin Plc(b)	66,603
55,236	Heritage Oil Plc(b)	139,067
36,148	Phoenix Group Holdings	402,805
		636,922
LIECHTENSTEIN — 0.0%
3,568	Liechtensteinische Landesbank AG	144,771
2,157	Verwaltungs- und Privat-Bank AG	166,300
		311,071
LUXEMBOURG — 0.2%
24,382	APERAM	300,947
2,734,415	AZ Electronic Materials SA(d)	12,753,812
24,534	d’Amico International Shipping SA(b)	17,233
1,167	Eurofins Scientific	256,166
1,096	GAGFAH SA(b)	12,674
22,000	L’Occitane International SA	49,358

Shares		Value
LUXEMBOURG (continued)
100,579	Regus Plc	$283,369
153,988	Transcom WorldWide SA(b)	18,427
		13,691,986
MALAYSIA — 0.7%
50,600	Aeon Co. (M) Berhad	241,769
8,520	Aeon Credit Service M Berhad	47,853
317,300	Affin Holdings Berhad	413,742
608,300	AirAsia Berhad	592,549
20,200	Alam Maritim Resources Berhad(b)	9,216
410,300	Alliance Financial Group Berhad	677,931
38,100	Amway (Malaysia) Holdings Berhad	142,816
99,800	Ann Joo Resources Berhad	39,994
1,315,400	APM Automotive Holdings Berhad(d)	2,181,520
2,189,376	Axis Real Estate Investment Trust(d)	2,355,401
32,700	Batu Kawan Berhad	184,467
95,933	Berjaya Assets Berhad	25,728
643,800	Berjaya Corp. Berhad	115,106
206,284	Berjaya Sports Toto Berhad	265,804
128,600	BIMB Holdings Berhad	159,363
644,400	Bintulu Port Holdings Berhad(d)	1,460,031
400	Boustead Heavy Industries Corp. Berhad(b)	302
365,904	Boustead Holdings Berhad	592,169
41,100	Bursa Malaysia Berhad	98,569
20,000	Cahya Mata Sarawak Berhad	33,169
49,500	Carlsberg Brewery-Malaysia Berhad	224,306
49,030	CB Industrial Product Holding Berhad	41,413
2,200	Dayang Enterprise Holdings Berhad	3,242
3,831,852	Dialog Group Berhad	3,295,582
75,782	DiGi.com Berhad	108,628
209,300	DRB-Hicom Berhad	163,879
475,000	Eastern & Oriental Berhad	291,384
71,254	ECM Libra Financial Group Berhad	18,121
116,100	Evergreen Fibreboard Berhad	18,252
20,800	Fraser & Neave Holdings Berhad	117,337
698,100	Gamuda Berhad	1,024,339
89,300	Genting Plantations Berhad	271,424
58,000	Glomac Berhad	21,455
85,200	Green Packet Berhad(b)	8,798
59,600	Guinness Anchor Berhad	330,703
15,900	Hai-O Enterprise Berhad	13,136
499,380	HAP Seng Consolidated Berhad	304,800
110,500	Hap Seng Plantations Holdings Berhad	91,629
1,332,700	Hartalega Holdings Berhad(d)	2,670,330
48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
MALAYSIA (continued)
19,992	Hock Seng LEE Berhad	$12,264
83,100	Hong Leong Financial Group Berhad	358,119
51,500	Hong Leong Industries Berhad	82,552
350,930	IGB Corp. Berhad	273,691
833,940	IJM Corp. Berhad	1,488,444
192,200	IJM Land Berhad	168,264
125,900	IJM Plantations Berhad	116,430
24,800	JAKS Resources Berhad(b)	3,517
32,800	JT International Berhad	66,732
99,279	K&N Kenanga Holdings Berhad	18,668
44,400	Karambunai Corp. Berhad(b)	1,642
89,800	Keck Seng (Malaysia) Berhad	140,070
103,900	Kian JOO CAN Factory Berhad	90,961
70,600	Kinsteel Berhad(b)	6,529
293,400	KLCC Property Holdings Berhad	593,312
1,745,750	KPJ Healthcare Berhad	3,551,772
105,000	KSK Group Berhad	20,230
13,900	KSL Holdings Berhad(b)	8,698
370,600	Kulim Malaysia Berhad	406,700
52,850	Kumpulan Fima Berhad	33,561
87,500	Lafarge Malaysia Berhad	278,900
157,800	Landmarks Berhad(b)	56,427
79,000	Lingkaran Trans Kota Holdings Berhad	107,152
142,700	Lion Industries Corp. Berhad	43,989
15,500	LPI Capital Berhad	72,340
387,807	Mah Sing Group Berhad	291,692
121,750	Malayan Flour Mills Berhad	49,541
158,370	Malaysia Airports Holdings Berhad	329,042
114,500	Malaysia Building Society	109,417
290,500	Malaysian Airline System Berhad(b)	27,313
78,300	Malaysian Bulk Carriers Berhad	44,895
31,313	Malaysian Pacific Industries Berhad	25,290
291,250	Malaysian Resources Corp. Berhad	131,080
37,180	MBM Resources Berhad	41,603
262,400	Media Prima Berhad	220,015
434,400	MMC Corp. Berhad	360,215
189,500	Muhibbah Engineering M Berhad	137,277
489,900	Mulpha International Berhad(b)	64,182
17,900	Naim Holdings Berhad	21,244
157,000	Nam Cheong Ltd.	34,591
710,100	NCB Holdings Berhad(d)	1,013,490
3,800	Nestle Malaysia Berhad	79,256
102,200	Oriental Holdings Berhad	304,962
441,390	OSK Holdings Berhad	229,947
4,700	Padini Holdings Berhad	2,564
4,300	Panasonic Manufacturing Malaysia Berhad	34,331
43,120	Paramount Corp. Berhad	21,268
112,459	Parkson Holdings Berhad	124,800

Shares		Value
MALAYSIA (continued)
142,800	POS Malaysia Berhad	$215,697
55,600	Press Metal Berhad	39,420
3,005,200	QL Resources Berhad(d)	3,196,036
330,240	Sapurakencana Petroleum Berhad(b)	392,949
36,200	Sarawak Oil Palms Berhad	62,268
2,300	Selangor Properties Berhad	2,871
51,500	Shangri-La Hotels (Malaysia) Berhad	110,493
28,800	Shell Refining Co. Federation of Malaya Berhad	73,687
93,800	Star Publications Malaysia Berhad	78,070
18,690	Subur Tiasa Holdings Berhad(d)	11,120
443,660	Sunway Berhad	451,319
89,164	Ta Ann Holdings Berhad	105,546
682,700	TA Enterprise Berhad	136,793
195,360	TA Global Berhad	17,464
113,100	TAN Chong Motor Holdings Berhad	232,894
444,000	TDM Berhad	116,338
61,440	TH Plantations Berhad	34,849
315,760	Time dotCom Berhad(b)	364,039
120,960	Top Glove Corp. Berhad	219,622
275,400	Tradewinds Corp. Berhad	92,536
129,600	Tropicana Corp. Berhad	70,713
57,200	TSH Resources Berhad	39,850
285,308	UEM Sunrise Berhad	235,705
184,300	UMW Holdings Berhad	787,422
59,900	Unico-Desa Plantations Berhad	19,573
128,080	Unisem (M) Berhad	35,534
15,000	United Malacca Berhad	34,263
33,600	United Plantations Berhad	269,711
131,156	Wah Seong Corp. Berhad	77,222
2,861,300	Wellcall Holdings Berhad(d)	2,231,532
170,700	WTK Holdings Berhad	63,144
140,671	YNH Property Berhad	81,090
41,000	YTL Land & Development Berhad(b)	13,523
525,300	YTL Power International Berhad	262,326
25,600	Zhulian Corp. Berhad	25,726
		40,556,581
MALTA — 0.0%
10,130	Brait SE(b)	43,023
8,169	Unibet Group Plc - SDR	293,265
		336,288
MAURITIUS — 0.0%
141,022	Essar Energy Plc(b)	286,614
MEXICO — 0.5%
1,341,000	Alfa SAB de CV - Series A	3,417,396
22,751	Alsea SAB de CV	62,930
308,414	Arca Continental SAB de CV	2,309,347
49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
MEXICO (continued)
1,673,300	Asesor de Activos Prisma SAPI de CV REIT	$2,516,615
997	Axtel SAB de CV - CPO Shares(b)	341
647,400	Bolsa Mexicana de Valores SAB de CV	1,738,024
1,391,832	Cemex SAB de CV - CPO Units(b)	1,601,842
1,800	Cia Minera Autlan SAB de CV - Series B	1,029
83,761	Consorcio ARA SAB de CV(b)	31,543
227,687	Controladora Comercial Mexicana SAB de CV - Units	966,169
1,650,900	Corp Inmobiliaria Vesta SAB de CV	3,427,756
800	Corp. Actinver SAB de CV	820
78,869	Corp. GEO SAB de CV - Series B(b)	9,324
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	43,907
27,300	Corp. Moctezuma SAB de CV	85,281
10,362	Desarrolladora Homex SAB de CV(b)	3,058
136,820	Empresas ICA SAB de CV(b)	288,685
1,532,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(b)	2,094,232
22,800	Financiera Independencia SAB de CV(b)	8,890
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	325,120
53,869	Gruma SAB de CV - Series B(b)	285,271
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	379,420
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,259,105
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,946,910
1,600	Grupo Carso SAB de CV - Series A1	7,978
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	386,586
45,878	Grupo Comercial Chedraui SA de CV	148,775
55,600	Grupo Famsa SAB de CV(b)	104,734
34,081	Grupo Herdez SAB de CV	109,745
57,500	Grupo Industrial Maseca SAB de CV - Series B	94,537
12,400	Grupo Industrial Saltillo SAB de CV	25,678
45,400	Grupo Simec SAB de CV - Series B(b)	179,748
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	591,771

Shares		Value
MEXICO (continued)
10,860	Industrias Bachoco SAB de CV - Series B	$36,263
170,175	Industrias CH SAB de CV - Series B(b)	1,090,911
11,100	Inmuebles Carso SAB de CV - Series B1(b)	10,046
41,776	Kimberly-Clark de Mexico SAB de CV - Class A	137,697
1,175,900	Macquarie Mexico Real Estate Management SA de CV REIT	2,362,341
100	Medica Sur SAB de CV - Series B	262
16,200	Megacable Holdings SAB de CV - CPO Shares	48,057
4,857	Mexichem SAB de CV	22,588
18,386	OHL Mexico SAB de CV(b)	48,496
115,299	Organizacion Soriana SAB de CV - Series B	385,451
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	622,562
46,400	Qualitas Controladora SAB de CV	127,146
427,400	TV Azteca SAB de CV - CPO Shares	202,444
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	7,883
		30,554,714
MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21,392
MONGOLIA — 0.0%
379,000	Mongolian Mining Corp.(b)	78,677
NETHERLANDS — 0.9%
47,325	Aalberts Industries NV	1,192,443
11,581	Accell Group NV	212,768
25,674	AMG Advanced Metallurgical Group NV(b)	216,170
4,482	Amsterdam Commodities NV	93,614
5,980	Arcadis NV	155,133
27,444	ASM International NV	865,292
33,735	BE Semiconductor Industries NV	365,768
5,643	Beter Bed Holding NV	108,779
94,670	BinckBank NV	838,287
4,006	Brunel International NV	193,057
1,510	Cinema City International NV(b)	14,173
32,673	CSM	748,061
22,379	DE Master Blenders 1753 NV(b)	369,173
109,166	Delta Lloyd NV	2,362,882
2,240	Exact Holding NV	52,716
26,304	Fugro NV - CVA	1,602,708
25,465	Gemalto NV	2,662,767
28,956	Grontmij(b)	131,475
50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
NETHERLANDS (continued)
12,777	Heijmans NV - CVA	$135,711
654	Hunter Douglas NV	26,972
16,012	Kardan NV(b)	10,353
7,395	KAS Bank NV - CVA	89,919
5,597	Kendrion NV	154,914
163,984	Koninklijke BAM Groep NV	938,074
551,925	Koninklijke Boskalis Westminster NV	20,739,040
18,792	Koninklijke Ten Cate NV	453,375
9,491	Koninklijke Vopak NV	546,596
68,974	Koninklijke Wessanen NV	256,927
7,790	Macintosh Retail Group NV	87,053
95	Nederland Apparatenfabriek	3,706
1,511	New World Resources Plc - Class A	1,258
37,114	Nutreco NV	1,747,866
40,204	Ordina NV(b)	66,857
104,698	PostNL NV(b)	377,185
321,191	QIAGEN NV(b)(e)	6,706,435
82,000	QIAGEN NV(b)(e)	1,713,799
113,540	Randstad Holding NV	5,477,767
16,720	Royal Imtech NV(b)	40,594
59,258	SBM Offshore NV(b)	1,147,036
11,287	Sligro Food Group NV	407,977
86,230	SNS REAAL NV(b)(c)(d)	0
10,358	Telegraaf Media Groep NV(b)	161,155
15,951	TKH Group NV	438,839
100,323	TNT Express NV	788,645
60,046	TomTom NV(b)	349,885
9,665	Unit4 NV	326,718
68,932	USG People NV	512,625
35,647	Wolters Kluwer NV	860,492
5,243	Xeikon NV(b)	38,781
		56,791,820
NEW ZEALAND — 0.3%
30,797	A2 Corp. Ltd.(b)	16,480
197,249	Air New Zealand Ltd.	228,438
3,210,865	Auckland International Airport Ltd.	8,078,262
96,629	Bathurst Resources New Zealand Ltd.(b)	16,937
29,737	Chorus Ltd.	64,128
141,294	Contact Energy Ltd.	606,015
19,426	Ebos Group Ltd.	155,932
42,299	Fisher & Paykel Healthcare Corp. Ltd.	117,569
28,085	Freightways Ltd.	91,072
6,326	Hallenstein Glasson Holdings Ltd.	23,848
38,459	Heartland New Zealand Ltd.	26,724
67,426	Infratil Ltd.	133,826
13,416	Kathmandu Holdings Ltd.	28,717
32,296	Mainfreight Ltd.	277,295
33,862	New Zealand Oil & Gas Ltd.	22,583

Shares		Value
NEW ZEALAND (continued)
38,630	New Zealand Refining Co. Ltd. (The)	$75,284
105,740	Nuplex Industries Ltd.	263,499
45,243	NZX Ltd.	48,061
29,901	PGG Wrightson Ltd.	7,881
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(d)	648,042
13,536	Pumpkin Patch Ltd.(b)	9,406
18,968	Rakon Ltd.(b)	3,787
19,670	Restaurant Brands New Zealand Ltd.	44,304
130,479	Ryman Healthcare Ltd.	740,961
15,128	Sanford Ltd.	56,185
48,111	Skellerup Holdings Ltd.	51,876
99,091	Sky Network Television Ltd.	424,213
2,004,525	SKYCITY Entertainment Group Ltd.	6,708,274
12,028	Steel & Tube Holdings Ltd.	24,978
76,864	Tower Ltd.	114,802
30,766	TrustPower Ltd.	181,839
58,037	Vector Ltd.	122,839
34,146	Warehouse Group Ltd. (The)	106,908
		19,520,965
NORWAY — 0.2%
46,741	ABG Sundal Collier Holding ASA	32,045
146	AF Gruppen ASA	1,542
31,265	Agasti Holding ASA(b)	7,428
11,391	Aker ASA - Class A	363,411
8,076	Algeta ASA(b)	331,109
34,500	Atea ASA	362,985
25,321	Austevoll Seafood ASA	143,518
5,832	Bonheur ASA	139,050
177,192	BW Offshore Ltd.	233,939
55,955	BWG Homes ASA(b)	123,441
55,760	Cermaq ASA	1,026,670
25,707	Det Norske Oljeselskap ASA(b)	377,351
111,379	DNO International ASA(b)	240,986
12,614	DOF ASA(b)	55,655
7,264	Ekornes ASA	114,640
27,547	Electromagnetic GeoServices ASA(b)	43,475
154,310	Eltek ASA	150,047
28,834	Evry ASA	44,527
142,175	Farstad Shipping ASA(d)	3,100,307
15,475	Fred Olsen Energy ASA	747,384
7,560	Ganger Rolf ASA	171,911
10,278	Grieg Seafood ASA(b)	27,383
70,588	Hurtigruten ASA(b)	31,624
24,568	Intex Resources ASA(b)	13,216
272,219	Kongsberg Automotive Holding ASA(b)	146,901
14,697	Kongsberg Gruppen ASA	275,594
27,824	Kvaerner ASA	47,689
4,486	Leroy Seafood Group ASA	119,900
51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
NORWAY (continued)
10,381	Nordic Semiconductor ASA(b)	$33,824
61,696	Norske Skogindustrier ASA(b)	38,529
4,652	Norwegian Air Shuttle AS(b)	207,622
180,072	Norwegian Energy Co. AS(b)	92,591
1,161	Odfjell SE - Class A(b)	5,379
23,394	Opera Software ASA	190,557
109,979	Panoro Energy ASA(b)	57,670
3,052	PhotoCure ASA(b)	19,681
6,386	Q-Free ASA(b)	17,664
530,582	Renewable Energy Corp. ASA(b)	274,619
1,560	Salmar ASA(b)	15,751
6,202	Scana Industrier ASA(b)	3,063
17,460	Sevan Drilling AS(b)	13,630
5,087	Sevan Marine ASA(b)	20,459
80,919	Siem Offshore, Inc.(b)	107,108
4,950	Solstad Offshore ASA	80,641
46,489	SpareBank 1 SMN	384,200
18,362	SpareBank 1 SR Bank ASA	155,177
193,022	Storebrand ASA(b)	1,110,741
50,237	Tomra Systems ASA	460,358
3,670	TTS Group ASA	4,335
28,000	Vard Holdings Ltd.	18,177
26,254	Veidekke ASA	213,407
12,606	Wilh Wilhelmsen ASA	101,613
3,850	Wilh Wilhelmsen Holding ASA	111,721
		12,212,245
PAPUA NEW GUINEA — 0.0%
162,499	Highlands Pacific Ltd.(b)	11,685
PERU — 0.1%
886,450	Alicorp SA(d)	2,729,733
123,094	Copeinca ASA	1,415,222
2,331,954	Ferreycorp SAA	1,392,834
		5,537,789
PHILIPPINES — 0.2%
108,200	Alliance Global Group, Inc.	65,398
232,400	Atlas Consolidated Mining & Development	77,056
120,166	Belle Corp.(b)	14,249
98,461	China Banking Corp.	140,108
245,740	DMCI Holdings, Inc.	301,022
2,243,800	Energy Development Corp.	312,055
2,159,375	Filinvest Land, Inc.	88,503
307,300	First Gen Corp.	130,194
213,520	First Philippine Holdings Corp.	422,812
465,000	Global-Estate Resorts, Inc.(b)	17,988
10,535	Globe Telecom, Inc.	396,609
6,554,600	GMA Holdings, Inc. - PDR(d)	1,267,756
237,090	International Container Terminal Services, Inc.	500,602
137,660	Jollibee Foods Corp.	491,303
93,834	Lafarge Republic, Inc.	22,556
1,320,000	Lepanto Consolidated Mining - B Shares(b)	19,452

Shares		Value
PHILIPPINES (continued)
1,379,000	Lopez Holdings Corp.	$161,301
3,835,900	Manila Water Co., Inc.	2,874,938
10,796,696	Megaworld Corp.	805,464
140,000	Metro Pacific Investments Corp.	17,407
300,578	Metropolitan Bank & Trust.	735,008
3,353,000	Nickel Asia Corp.(d)	1,158,070
623,000	Pepsi-Cola Products Philippines, Inc.	84,348
126,720	Philweb Corp.	43,183
135,000	Rizal Commercial Banking Corp.	166,613
538,500	Robinsons Land Corp.	282,703
171,868	Security Bank Corp.	569,859
30,030	Semirara Mining Corp.	172,173
832,152	SM Development Corp.	155,969
102,600	Union Bank of Philippines	316,565
307,775	Universal Robina Corp.	880,876
2,843,000	Vista Land & Lifescapes, Inc.	376,405
		13,068,545
POLAND — 0.1%
9,002	Agora SA(b)	22,109
1,432	AmRest Holdings SE(b)	39,427
17,254	Asseco Poland SA	245,622
14,853	Bank Handlowy w Warszawie SA	448,908
84,867	Bank Millennium SA(b)	164,625
375,702	Boryszew SA(b)	54,071
6,150	BRE Bank SA	830,852
6,112	Budimex SA	183,960
7,771	Ciech SA(b)	60,783
1,000	Dom Development SA	11,792
2,276	Emperia Holding SA	45,916
14,906	Enea SA(b)	63,053
32,056	Eurocash SA	596,750
5,542	Farmacol SA(b)	82,899
207,050	Getin Holdings SA	204,705
594,239	Getin Noble Bank SA(b)	381,137
2,643	Grupa Azoty SA	54,081
3,848	Grupa Kety SA	178,663
29,265	Grupa Lotos SA(b)	303,528
34,084	Impexmetal SA(b)	25,593
2,830	ING Bank Slaski SA(b)	87,701
2,620	Inter Cars SA	120,089
2,743	Jastrzebska Spolka Weglowa SA	57,500
10,387	Kopex SA	33,733
350	LPP SA	763,798
2,043	Lubelski Wegiel Bogdanka SA(b)	67,499
209,106	Netia SA(b)	297,676
10,774	Orbis SA	116,262
2,139	Pelion SA	54,710
93,126	Polimex-Mostostal SA(b)	4,662
6,109	Polnord SA(b)	10,474
18,559	Rafako SA(b)	27,814
158	Stalprodukt SA(b)	7,934
52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
POLAND (continued)
189,425	Synthos SA	$260,769
25,151	Tauron Polska Energia SA	34,624
37,193	TVN SA	125,676
119	Zaklady Chemiczne Police SA	945
		6,070,340
PORTUGAL — 0.1%
16,720	Altri SGPS SA	43,152
97,795	Banco BPI SA(b)	127,500
4,515,576	Banco Comercial Portugues SA(b)	564,687
1,079,927	Banco Espirito Santo SA(b)	1,048,780
19,723	Cimpor Cimentos de Portugal SGPS SA	82,914
2,336	Corticeira Amorim SGPS SA	6,278
49,289	Mota-Engil SGPS SA	179,667
272	Novabase SGPS SA	955
87,362	Portucel SA	309,384
74,918	Portugal Telecom SGPS SA	286,145
39,281	REN - Redes Energeticas Nacionais SGPS SA	115,907
21,302	Semapa - Sociedade de Investimento e Gestao	188,342
109,476	Sonae	113,455
15,150	Sonae Industria SGPS SA(b)	9,876
66,876	Sonaecom - SGPS SA	158,542
11,475	Teixeira Duarte SA	8,396
8,732	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	51,113
		3,295,093
RUSSIA — 0.0%
22,288	Alliance Oil Co. Ltd. - SDR(b)	146,520
SINGAPORE — 1.6%
51,000	Abterra Ltd.(b)	24,480
22,000	Amara Holdings Ltd.	9,867
5,390,000	Ascendas Real Estate Investment Trust	9,754,888
155,400	ASL Marine Holdings Ltd.	78,259
123,000	Ausgroup Ltd.	34,359
184,000	Banyan Tree Holdings Ltd.	100,626
165,000	Biosensors International Group Ltd.(b)	135,028
7,400	Bonvests Holdings Ltd.	6,522
105,000	Boustead Singapore Ltd.	115,671
39,000	Breadtalk Group Ltd.	29,461
132,000	Broadway Industrial Group Ltd.	28,044
40,000	Bukit Sembawang Estates Ltd.	194,515
47,355	Cape Plc	182,980
10,478,000	CapitaMall Trust REIT	16,737,097
111,000	CH Offshore Ltd.	37,994
35,000	China Aviation Oil Singapore Corp. Ltd.	26,439
51,000	China Merchants Holdings Pacific Ltd.	33,108
192,000	Chip Eng Seng Corp. Ltd.	104,245

Shares		Value
SINGAPORE (continued)
331,000	ComfortDelGro Corp. Ltd.	$520,911
137,000	Cosco Corp. Singapore Ltd.	80,851
6,000	Creative Technology Ltd.	10,859
303,000	CSC Holdings Ltd.	24,319
110,000	CSE Global Ltd.	71,409
96,000	CWT Ltd.	108,400
13,000	Elec & Eltek International Co. Ltd.	28,079
14,000	Ellipsiz Ltd.	903
15,600	Eu Yan Sang International Ltd.	9,329
8,876,400	Ezra Holdings Ltd.(b)	6,041,693
100,000	Falcon Energy Group Ltd.(b)	26,754
130,121	Far East Orchard Ltd.	207,850
179,000	First Resources Ltd.	236,629
183,000	FJ Benjamin Holdings Ltd.	36,000
28,000	Food Empire Holdings Ltd.	14,541
8,000	Forterra Trust - Units(b)	13,597
657,000	Fragrance Group Ltd.	124,074
654,579	Freight Links Express Holdings Ltd.	61,809
306,000	Gallant Venture Ltd.(b)	73,439
2,000	GK Goh Holdings Ltd.	1,346
985,000	GMG Global Ltd.	80,607
89,000	Goodpack Ltd.	106,448
15,000	GP Batteries International Ltd.	10,741
80,000	GP Industries Ltd.	32,104
164,666	Guocoland Ltd.	272,100
111,000	GuocoLeisure Ltd.	68,564
167,000	Guthrie GTS Ltd.	116,953
21,000	Hanwell Holdings Ltd.(b)	4,627
692,875	Healthway Medical Corp. Ltd.(b)	39,800
113,000	HG Metal Manufacturing Ltd.	7,825
55,000	Hiap Seng Engineering Ltd.	12,767
18,000	Hi-P International Ltd.	11,756
132,000	Ho Bee Investment Ltd.	227,470
274,800	Hong Fok Corp. Ltd.	149,201
131,000	Hong Leong Asia Ltd.	158,744
137,600	Hotel Properties Ltd.	338,898
3,000	Hour Glass Ltd. (The)	4,131
126,000	HTL International Holdings Ltd.	27,265
65,000	HupSteel Ltd.	11,508
126,000	Hwa Hong Corp. Ltd.	31,727
4,929,000	Hyflux Ltd.(d)	5,061,451
282,000	Indofood Agri Resources Ltd.	196,380
92,000	InnoTek Ltd.	25,699
57,017	International Healthway Corp. Ltd.(b)	18,843
397,000	IPC Corp. Ltd.	50,919
215,000	Jaya Holdings Ltd.	98,123
101,000	Jiutian Chemical Group Ltd.(b)	8,027
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	41,383
34,000	Keppel Telecommunications & Transportation Ltd.	39,327
53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SINGAPORE (continued)
13,000	K-Green Trust - Units	$10,485
195,000	LC Development Ltd.	24,550
202,000	Lian Beng Group Ltd.	87,422
66,000	Low Keng Huat Singapore Ltd.	35,055
75,000	Lum Chang Holdings Ltd.	20,655
120,000	M1 Ltd.	304,993
74,000	Manhattan Resources Ltd.(b)	21,253
6,000	Marco Polo Marine Ltd.	1,794
274,000	Mercator Lines Singapore Ltd.(d)	22,423
351,800	Metro Holdings Ltd.	247,756
153,000	Mewah International, Inc.	52,370
448,000	Midas Holdings Ltd.	169,210
277,000	Neptune Orient Lines Ltd.(b)	234,312
25,000	NSL Ltd.	28,327
395,000	Oceanus Group Ltd.(b)	9,014
408,000	Olam International Ltd.	544,171
95,173	OM Holdings Ltd.(b)	30,369
32,000	OSIM International Ltd.	51,619
514,500	Otto Marine Ltd.(b)	20,242
120,000	Overseas Union Enterprise Ltd.	267,223
26,000	Pan Pacific Hotels Group Ltd.	51,965
60,000	Petra Foods Ltd.	188,850
165,000	Popular Holdings Ltd.	36,354
110,983	QAF Ltd.	91,696
306,250	Raffles Education Corp. Ltd.(b)	71,089
45,720	Raffles Medical Group Ltd.	115,842
150,000	Rickmers Maritime	33,639
121,000	Rotary Engineering Ltd.	56,651
231,000	Roxy-Pacific Holdings Ltd.	121,785
1,594,000	S i2i Ltd.(b)	23,831
17,000	San Teh Ltd.	4,080
132,000	Sapphire Corp. Ltd.(b)	11,114
5,235,000	SATS Ltd.(d)	13,676,044
38,000	SBS Transit Ltd.	41,563
3,970,000	SIA Engineering Co. Ltd.(d)	15,213,361
100,500	Sim Lian Group Ltd.	70,382
569,000	Sinarmas Land Ltd.	297,742
70,000	Singapore Land Ltd.	503,443
346,000	Singapore Post Ltd.	358,020
174,000	Singapore Reinsurance Corp. Ltd.(d)	36,283
2,280,000	SMRT Corp. Ltd.(d)	2,538,616
484,000	Stamford Land Corp. Ltd.	213,275
3,260,000	StarHub Ltd.	11,286,934
82,000	Sunningdale Tech Ltd.	8,130
184,000	SunVic Chemical Holdings Ltd.(b)	64,429
99,000	Super Group Ltd.	374,702
320,000	Swiber Holdings Ltd.	186,332
73,000	Tat Hong Holdings Ltd.	66,920
219,000	Tiong Woon Corp. Holding Ltd.	61,176
25,540	Triyards Holdings Ltd.(b)	13,967
408,784	Tuan Sing Holdings Ltd.	110,973
114,000	UMS Holdings Ltd.	44,852
116,627	United Engineers Ltd.	215,662

Shares		Value
SINGAPORE (continued)
103,000	United Envirotech Ltd.	$76,185
420,000	United Industrial Corp. Ltd.(d)	1,001,377
232,000	UOB-Kay Hian Holdings Ltd.	307,605
302,000	UOL Group Ltd.	1,658,701
71,000	Venture Corp. Ltd.	408,955
209,812	Wheelock Properties (Singapore) Ltd.	302,125
194,420	Wing Tai Holdings Ltd.	325,856
1,436	XP Power Ltd.	29,163
86,000	Yanlord Land Group Ltd.	83,574
26,987	Yeo Hiap Seng Ltd.	56,911
37,000	YHI International Ltd.	8,152
156,000	Yongnam Holdings Ltd.	40,508
		95,251,820
SOUTH AFRICA — 0.6%
399,120	Adcock Ingram Holdings Ltd.	2,740,094
3,244	Adcorp Holdings Ltd.	10,424
114,293	Advtech Ltd.	78,663
59,169	Aeci Ltd.	700,276
227,840	Afgri Ltd.	111,085
421,933	African Bank Investments Ltd.	622,282
2,145	African Oxygen Ltd.	4,305
44,678	African Rainbow Minerals Ltd.	735,916
13,164	Allied Electronics Corp. Ltd.	25,700
21,133	Allied Technologies Ltd.(b)	100,893
4,378	ArcelorMittal South Africa Ltd.(b)	14,840
419	Argent Industrial Ltd.	242
561	Assore Ltd.	19,242
11,620	Astral Foods Ltd.	109,422
125,307	Aveng Ltd.	372,028
110,010	AVI Ltd.	640,512
105,076	Barloworld Ltd.	873,477
25,967	Basil Read Holdings Ltd.	19,609
28,795	Blue Label Telecoms Ltd.	24,080
32,224	Business Connexion Group Ltd.	17,802
8,369	Capitec Bank Holdings Ltd.	152,806
2,456	Cashbuild Ltd.	31,499
57,968	Caxton and CTP Publishers and Printers Ltd.	102,827
7,765	City Lodge Hotels Ltd.	102,085
391,378	Clicks Group Ltd.	2,277,137
1,776	Consolidated Infrastructure Group Ltd.(b)	3,600
27,334	Coronation Fund Managers Ltd.	182,005
107,631	DataTec Ltd.	617,606
77,015	Discovery Ltd.	696,730
7,529	Distell Group Ltd.	94,403
968	Distribution and Warehousing Network Ltd.(b)	756
95,032	DRDGOLD Ltd.	51,439
382,906	EOH Holdings Ltd.(d)	2,289,945
27,664	Eqstra Holdings Ltd.	19,208
54,199	Foschini Group Ltd. (The)	552,675
505	Gijima Group Ltd.(b)	57
54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
7,837	Grand Parade Investments Ltd.	$2,701
106,602	Grindrod Ltd.	247,555
556	Group Five Ltd.	2,221
44,975	Harmony Gold Mining Co. Ltd.	165,257
14,422	Hudaco Industries Ltd.	134,857
6,374	Hulamin Ltd.(b)	3,043
8,550	Iliad Africa Ltd.	3,683
52,630	Illovo Sugar Ltd.	173,326
67,405	Imperial Holdings Ltd.	1,406,859
61,419	JD Group Ltd.	188,948
25,640	JSE Ltd.	209,502
50,158	Lewis Group Ltd.	296,001
59,244	Liberty Holdings Ltd.	736,234
70,859	Life Healthcare Group Holdings Ltd.	258,570
15,437	Massmart Holdings Ltd.	262,095
109,805	Mediclinic International Ltd.	767,873
106,290	Merafe Resources Ltd.(b)	6,895
20,292	Metair Investments Ltd.	73,759
317,966	MMI Holdings Ltd.	692,947
76,923	Mondi Ltd.	1,134,878
38,912	Mr. Price Group Ltd.	507,625
38,126	Murray & Roberts Holdings Ltd.(b)	91,900
31,978	Mvelaserve Ltd.(b)	27,066
202,370	Nampak Ltd.	654,361
221,676	Netcare Ltd.	525,794
69,549	Northam Platinum Ltd.(b)	254,988
259,789	Oceana Group Ltd.(d)	2,546,409
20,617	Omnia Holdings Ltd.	367,806
8,480	Palabora Mining Co. Ltd.(b)	98,420
50,737	Peregrine Holdings Ltd.	59,092
4,111	Petmin Ltd.	833
38,560	Pick’n Pay Stores Ltd.	147,666
17,834	Pinnacle Technology Holdings Ltd.	46,006
218,150	Pioneer Foods Ltd.	1,768,772
44,385	PPC Ltd.	130,471
50,557	PSG Group Ltd.	327,464
1,762	Raubex Group Ltd.	3,983
17,348	Resilient Property Income Fund Ltd. - Units	90,912
55,765	Reunert Ltd.	378,663
11,250	Santam Ltd.	210,974
174,132	Sappi Ltd.(b)	465,093
9,525	Sentula Mining Ltd.(b)	637
38,542	Spar Group Ltd. (The)	448,377
7,238	Spur Corp. Ltd.	22,377
16,434	Stefanutti Stocks Holdings Ltd.	15,009
232,155	Steinhoff International Holdings Ltd.(b)	616,539
14,635	Sun International Ltd.	145,230
118,716	Super Group Ltd.(b)	280,740
63,720	Telkom SA SOC Ltd.(b)	125,173
14,182	Times Media Group Ltd.(b)	27,529
17,866	Tongaat Hulett Ltd.	228,181

Shares		Value
SOUTH AFRICA (continued)
24,146	Trencor Ltd.	$161,536
3,598	Truworths International Ltd.	30,500
46,017	Tsogo Sun Holdings Ltd.	121,275
6,989	Vukile Property Fund Ltd. - Units	11,314
8,374	Wesizwe Platinum Ltd.(b)	407
9,811	Wilson Bayly Holmes-Ovcon Ltd.	155,238
191,832	Woolworths Holdings Ltd.	1,307,853
211,907	Zeder Investments Ltd.	85,918
		33,651,005
SOUTH KOREA — 1.2%
4,459	3S Korea Co. Ltd.(b)	24,489
850	Actoz Soft Co. Ltd.(b)	46,229
4,636	Advanced Process Systems Corp.(b)	43,330
4,302	Agabang & Co.	23,972
536	Ahnlab, Inc.	24,667
1,511	AK Holdings, Inc.	54,069
266	AMOREPACIFIC Corp.	224,464
1,128	AMOREPACIFIC Group	389,580
1,340	Asia Cement Co. Ltd.	91,486
2,330	Asia Paper Manufacturing Co. Ltd.	40,028
32,680	Asiana Airlines, Inc.(b)	139,485
921	AtlasBX Co. Ltd.	34,350
14,750	AUK Corp.(b)	34,924
2,450	Basic House Co. Ltd. (The)(b)	40,345
1,657	Binggrae Co. Ltd.	155,608
1,230	Bioland Ltd.	15,657
79,750	BS Financial Group, Inc.	1,139,362
1,375	Bukwang Pharmaceutical Co. Ltd.	16,890
3,300	Busan City Gas Co. Ltd.	84,452
2,010	Byucksan Corp.	3,319
14,910	Capro Corp.	105,512
1,764	Celltrion, Inc.	102,691
17,249	Cheil Industries, Inc.	1,364,965
19,930	Cheil Worldwide, Inc.(b)	456,815
393	Chin Hung International, Inc.(b)	806
3,870	Chong Kun Dang Pharm Corp.	242,171
73	Chosun Refractories Co. Ltd.	4,990
1,970	CJ CGV Co. Ltd.	84,171
2,682	CJ CheilJedang Corp.	676,812
9,547	CJ Corp.	973,035
4,976	CJ E&M Corp.(b)	170,529
2,137	CJ Korea Express Co. Ltd.(b)	186,988
2,330	CKD Bio Corp.	27,895
4,679	CNK International Co. Ltd.(b)	23,532
1,030	Cosmax, Inc.	43,779
6,490	Cosmochemical Co. Ltd.(b)	65,858
6,450	Coway Co. Ltd.	344,482
329	Crown Confectionery Co. Ltd.	76,581
477	CTC BIO, Inc.(b)	12,228
55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
4,440	D.I Corp.(b)	$39,917
3,620	Dae Dong Industrial Co. Ltd.	21,106
675	Dae Han Flour Mills Co. Ltd.	94,632
16,020	Dae Won Kang Up Co. Ltd.	102,387
2,630	Dae Young Packaging Co. Ltd.(b)	2,280
20,010	Daechang Co. Ltd.	19,682
6,690	Daeduck Electronics Co.	55,977
7,180	Daeduck GDS Co. Ltd.	120,474
4,330	Daegu Department Store	63,210
3,410	Daehan Steel Co. Ltd.	20,640
10,500	Daekyo Co. Ltd.	69,257
22,484	Daelim Industrial Co. Ltd.	1,781,228
7,510	Daesang Corp.	235,643
4,530	Daesang Holdings Co. Ltd.	31,331
4,240	Daesung Holdings Co. Ltd.	33,968
2,795	Daewon San Up Co. Ltd.	19,530
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	475,635
13,072	Daewoo International Corp.	446,816
73,096	Daewoo Securities Co. Ltd.	648,701
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	788,344
844	Daewoong Co. Ltd.	22,313
1,866	Daewoong Pharmaceutical Co. Ltd.	122,747
18,050	Daishin Securities Co. Ltd.	143,156
9,386	Daou Data Corp.	48,291
20,410	Daou Technology, Inc.	302,491
7,354	Dasan Networks, Inc.(b)	42,418
641	Daum Communications Corp.	50,040
3,090	DCM Corp.	30,393
57,630	DGB Financial Group, Inc.	864,379
1,360	Dong Ah Tire & Rubber Co. Ltd.	25,180
4,050	Dong-Ah Geological Engineering Co. Ltd.	35,654
5,230	Dongaone Co. Ltd.	14,059
330	Dongbang Transport Logistics Co. Ltd.	834
12,536	Dongbu HiTek Co. Ltd.(b)	81,124
9,369	Dongbu Insurance Co. Ltd.	396,552
12,350	Dongbu Securities Co. Ltd.	42,763
9,800	Dongbu Steel Co. Ltd.(b)	25,036
754	Dong-IL Corp.	35,907
841	Dongil Industries Co. Ltd.	39,751
2,987	Dongjin Semichem Co. Ltd.	10,689
11,110	Dongkook Industrial Co. Ltd.(b)	33,525
23,402	Dongkuk Steel Mill Co. Ltd.	257,262
6,390	Dongsung Holdings Co. Ltd.	31,170
7,740	Dongwha Pharmaceutical Co. Ltd.	48,228
531	Dongwon F&B Co. Ltd.	63,100
496	Dongwon Industries Co. Ltd.	152,320
2,003	Dongwon Systems Corp.(b)	12,837
10,510	Dongyang Mechatronics Corp.	98,699

Shares		Value
SOUTH KOREA (continued)
5,324	Doosan Corp.	$675,319
12,620	Doosan Engine Co. Ltd.(b)	90,991
6,053	Doosan Heavy Industries & Construction Co. Ltd.	248,386
43,280	Doosan Infracore Co. Ltd.(b)	475,784
3,262	DRB Industrial Co. Ltd.	24,390
2,470	Duzon Bizon Co. Ltd.	24,845
270	E1 Corp.	18,193
1,970	Eagon Industries Co. Ltd.(b)	20,780
9,342	Easy Bio, Inc.	39,957
4,503	E-Mart Co. Ltd.	847,751
14,881	Eugene Corp.	41,129
8,099	Eugene Investment & Securities Co. Ltd.(b)	16,221
674	Fila Korea Ltd.	40,317
12,730	Foosung Co. Ltd.(b)	52,861
2,079	Fursys, Inc.	53,297
520	Gaon Cable Co. Ltd.	9,281
2,158	Global & Yuasa Battery Co. Ltd.	108,147
13,216	GNCO Co. Ltd.(b)	24,116
82,830	Grand Korea Leisure Co. Ltd.	2,359,356
1,290	Green Cross Corp.	150,424
9,290	Green Cross Holdings Corp.	120,319
23,773	GS Engineering & Construction Corp.	645,416
5,230	GS Global Corp.	42,411
33,465	GS Holdings	1,644,318
384	Gwangju Shinsegae Co. Ltd.	88,187
7,310	Halla Engineering & Construction Corp.	38,260
12,680	Halla Visteon Climate Control Corp.	376,419
7,170	Han Kuk Carbon Co. Ltd.	51,633
10,549	Hana Financial Group, Inc.	338,041
1,900	Hanall Biopharma Co. Ltd.(b)	11,433
1,900	Handok, Inc.	26,891
9,530	Handsome Co. Ltd.	235,403
859	Hanil Cement Co. Ltd.	43,507
11,420	Hanil E-Wha Co. Ltd.	146,381
21,237	Hanjin Heavy Industries & Construction Co. Ltd.(b)	234,407
4,210	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	27,656
36,115	Hanjin Shipping Co. Ltd.(b)	259,428
4,620	Hanjin Transportation Co. Ltd.	94,586
22	Hankook Shell Oil Co. Ltd.	7,549
20,641	Hankook Tire Co. Ltd.	1,106,071
4,718	Hankook Tire Worldwide Co. Ltd.	107,511
680	Hankuk Paper Manufacturing Co. Ltd.	14,315
2,563	Hanmi Science Co. Ltd.(b)	36,503
2,520	Hanmi Semiconductor Co. Ltd.	28,264
3,830	Hansol Chemical Co. Ltd.	87,787
17,250	Hansol CSN Co. Ltd.	55,584
15,720	Hansol Paper Co.	170,714
56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,590	Hansol Technics Co. Ltd.(b)	$27,528
2,020	Hanssem Co. Ltd.	67,967
33,385	Hanwha Chemical Corp.	558,683
35,410	Hanwha Corp.	969,230
3,780	Hanwha General Insurance Co. Ltd.(b)	15,545
22,943	Hanwha Investment & Securities Co. Ltd.(b)	73,521
36,780	Hanwha Life Insurance Co. Ltd.	220,662
770	Hanwha Timeworld Co. Ltd.	24,675
2,720	Hanyang Securities Co. Ltd.	15,471
9,828	Hite Jinro Co. Ltd.	240,577
3,310	Hite Jinro Holdings Co. Ltd.	38,155
7,236	HMC Investment Securities Co. Ltd.	72,461
10,884	Hotel Shilla Co. Ltd.	644,267
104,698	Huchems Fine Chemical Corp.	1,849,928
3,050	Husteel Co. Ltd.	59,592
83,915	Huvitz Co. Ltd.	1,445,362
5,070	Hwa Shin Co. Ltd.	64,987
35,828	Hy-Lok Corp.	763,808
8,117	Hyosung Corp.	486,980
5,770	Hyundai BNG Steel Co. Ltd.(b)	81,150
1,530	Hyundai Corp.	31,120
5,065	Hyundai Department Store Co. Ltd.	728,128
23,860	Hyundai Development Co-Engineering & Construction	423,711
1,141	Hyundai Elevator Co. Ltd.(b)	61,548
4,090	Hyundai Engineering Plastics Co. Ltd.	28,652
17,750	Hyundai Greenfood Co. Ltd.	280,448
15,170	Hyundai Hysco Co. Ltd.	532,032
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	376,424
3,820	Hyundai Merchant Marine Co. Ltd.(b)	54,745
387	Hyundai Mipo Dockyard	45,816
53,871	Hyundai Securities Co. Ltd.	298,264
1,121	Hyundai Wia Corp.	163,646
4,916	Hyunjin Materials Co. Ltd.	23,192
6,050	Il Dong Pharmaceutical Co. Ltd.	54,661
2,560	Iljin Display Co. Ltd.	35,093
4,040	Iljin Electric Co. Ltd.	13,270
803	Ilshin Spinning Co. Ltd.	85,416
266	Ilsung Pharmaceuticals Co. Ltd.	19,013
1,628	Ilyang Pharmaceutical Co. Ltd.	42,750
37,510	Industrial Bank of Korea	380,634
764	Interflex Co. Ltd.(b)	29,379
430	Intergis Co. Ltd.	2,729
8,362	Interpark Corp.	66,097
3,687	INTOPS Co. Ltd.	77,454
2,410	Inzi Controls Co. Ltd.	11,606
15,932	INZI Display Co. Ltd.	31,767
7,005	IS Dongseo Co. Ltd.(b)	87,919

Shares		Value
SOUTH KOREA (continued)
6,310	ISU Chemical Co. Ltd.	$93,800
10,380	IsuPetasys Co. Ltd.	62,829
2,800	Jahwa Electronics Co. Ltd.	51,841
24,959	JB Financial Group Co. Ltd.(b)	146,854
3,330	Jeil Pharmaceutical Co.	40,164
2,973	JW Pharmaceutical Corp.	46,576
24,810	Kangwon Land, Inc.	631,610
10,532	KC Tech Co. Ltd.	48,468
1,290	KCC Corp.	400,748
4,850	Keangnam Enterprises Ltd.(b)	25,169
458	KEPCO Engineering & Construction Co., Inc.	29,516
5,370	Keyang Electric Machinery Co. Ltd.	13,671
1,884	KH Vatec Co. Ltd.(b)	45,028
1,110	KISCO Corp.	26,677
6,150	Kishin Corp.	38,594
4,345	KISWIRE Ltd.	138,461
2,472	KIWOOM Securities Co. Ltd.	124,984
77,400	Kolao Holdings	2,149,569
1,846	Kolon Corp.	34,343
12,810	Kolon Global Corp.(b)	44,470
6,616	Kolon Industries, Inc.	297,401
2,401	Komipharm International Co. Ltd.(b)	16,542
1,789	Kook Soon Dang Brewery Co. Ltd.	11,513
720	Korea Aerospace Industries Ltd.	18,490
800	Korea Airport Service Co. Ltd.	15,738
2,987	Korea Circuit Co. Ltd.(b)	40,281
3,220	Korea Electric Terminal Co. Ltd.	106,624
330	Korea Export Packaging Industrial Co. Ltd.	7,520
1,060	Korea Flange Co. Ltd.(b)	13,162
1,721	Korea Gas Corp.	95,592
24,360	Korea Investment Holdings Co. Ltd.	880,358
5,406	Korea Kolmar Co. Ltd.	111,399
2,603	Korea Kolmar Holdings Co. Ltd.	26,298
1,564	Korea Petrochemical Industrial Co. Ltd.(b)	78,240
1,600	Korea United Pharm, Inc.	20,224
7,440	Korean Air Lines Co. Ltd.(b)(c)	186,757
17,928	Korean Reinsurance Co.	177,138
3,712	Kortek Corp.	54,519
4,310	KPF	30,347
787	KPX Chemical Co. Ltd.	51,349
23,310	KTB Investment & Securities Co. Ltd.(b)	53,118
1,913	Kukdo Chemical Co. Ltd.	88,888
630	Kumho Electric Co. Ltd.	18,590
2,220	Kumho Petrochemical Co. Ltd.	177,454
3,520	Kumho Tire Co., Inc.(b)	36,033
1,030	Kunsul Chemical Industrial Co. Ltd.	22,096
57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
30,090	Kwang Dong Pharmaceutical Co. Ltd.	$227,665
3,380	Kyeryong Construction Industrial Co. Ltd.(b)	24,671
9,282	Kyobo Securities Co.	38,750
1,380	Kyung Dong Navien Co. Ltd.	24,752
92	Kyungbang Ltd.(b)	10,769
17,150	Kyung-In Synthetic Corp.	59,995
860	LEENO Industrial, Inc.	17,148
6,160	LG Fashion Corp.	151,063
496	LG Hausys Ltd.	56,292
1,907	LG InnoTek Co. Ltd.(b)	155,320
6,784	LG International Corp.	185,689
909	LG Life Sciences Ltd.(b)	46,687
49,440	LG Uplus Corp.(b)	602,913
16,970	LIG Insurance Co. Ltd.	373,108
2,710	Livart Furniture Co. Ltd.	17,923
1,800	Lock & Lock Co. Ltd.	38,133
1,169	Lotte Chemical Corp.	176,897
497	Lotte Chilsung Beverage Co. Ltd.	651,651
536	Lotte Confectionary Co. Ltd.	756,700
314	Lotte Food Co. Ltd.	167,142
562	LOTTE Himart Co. Ltd.	42,472
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	26,983
2,578	LS Corp.	165,453
2,821	LS Industrial Systems Co. Ltd.	168,493
39,012	Macquarie Korea Infrastructure Fund	236,484
1,074	Macrogen, Inc.(b)	35,659
900	Maeil Dairy Industry Co. Ltd.	30,443
2,514	Mando Corp.	264,060
80	MegaStudy Co. Ltd.	4,657
16,030	Meritz Finance Group, Inc.	70,702
9,189	Meritz Fire & Marine Insurance Co. Ltd.	114,103
86,760	Meritz Securities Co. Ltd.	118,931
44	Mi Chang Oil Industrial Co. Ltd.	3,145
5,330	Mirae Asset Securities Co. Ltd.	196,656
10,335	MK Electron Co. Ltd.	39,144
19,700	Moorim P&P Co. Ltd.	99,252
7,820	Moorim Paper Co. Ltd.(b)	17,054
8,590	Motonic Corp.	84,491
3,230	Namhae Chemical Corp.	21,937
46	Namyang Dairy Products Co. Ltd.	35,992
2,740	National Plastic Co.	11,146
2,166	NCSoft Corp.	328,730
2,785	Neowiz Games Corp.(b)	39,664
933	Neowiz Holdings Corp.(b)	9,011
4,422	NEPES Corp.	46,841
3,138	Nexen Corp.(d)	237,146
2,970	Nexen Tire Corp.	44,282
12,850	NH Investment & Securities Co. Ltd.	56,333

Shares		Value
SOUTH KOREA (continued)
6,790	NK Co. Ltd.	$21,758
799	Nong Shim Holdings Co. Ltd.	52,986
2,181	NongShim Co. Ltd.	505,731
5,249	OCI Co. Ltd.	777,941
1,073	OCI Materials Co. Ltd.	36,294
804	Orion Corp.	729,982
515	Ottogi Corp.	180,388
2,770	Paik Kwang Industrial Co. Ltd.	10,109
22,380	PaperCorea, Inc.(b)	19,722
1,861	Partron Co. Ltd.	27,416
12,196	Poongsan Corp.	275,202
2,723	Poongsan Holdings Corp.	65,080
242	POSCO Chemtech Co. Ltd.	28,284
1,991	Posco M-Tech Co. Ltd.	15,383
1,940	Posco Plantec Co. Ltd.(b)	17,200
4,462	Power Logics Co. Ltd.(b)	24,347
6,000	PSK, Inc.(b)	31,030
450	Pulmuone Holdings Co. Ltd.	23,633
137,342	Pyeong Hwa Automotive Co. Ltd.	2,359,482
9,961	S&T Dynamics Co. Ltd.	118,370
3,150	S&T Holdings Co. Ltd.	50,330
4,800	S&T Motiv Co. Ltd.	119,207
3,832	S1 Corp.	237,064
1,110	Sajo Industries Co. Ltd.(b)	40,312
4,770	Sam Young Electronics Co. Ltd.	38,171
3,017	Sam Yung Trading Co. Ltd.	56,396
480	Samchully Co. Ltd.	53,622
23,040	Samick Musical Instruments Co. Ltd.(b)	39,479
4,310	Samick THK Co. Ltd.	27,392
5,671	Samjin Pharmaceutical Co. Ltd.	80,515
670	Samkwang Glass Co. Ltd.	36,678
590	Samlip General Foods Co. Ltd.	22,583
2,345	Samsung Electro-Mechanics Co. Ltd.	168,659
1,048	Samsung Engineering Co. Ltd.	73,416
2,470	Samsung Fine Chemicals Co. Ltd.	104,985
12,457	Samsung SDI Co. Ltd.	1,807,411
9,857	Samsung Securities Co. Ltd.	403,607
2,700	Samsung Techwin Co. Ltd.	169,197
1,040	Samyang Foods Co. Ltd.(b)	20,181
412	Samyang Genex Co. Ltd.	32,163
4,337	Samyang Holdings Corp.	330,460
9,110	Samyoung Chemical Co. Ltd.	23,719
10,570	Savezone I&C Corp.	36,082
382,510	SBS Media Holdings Co. Ltd.	1,726,262
6,460	Seah Besteel Corp.	182,284
485	SeAH Holdings Corp.	49,647
1,408	SeAH Steel Corp.	135,358
5,840	Sebang Co. Ltd.	101,629
48,502	Seegene, Inc.(b)	2,378,851
5,490	Sejong Industrial Co. Ltd.	80,633
140	Sempio Foods Co.	3,115
58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
83,261	Seohee Construction Co. Ltd.(b)	$56,697
7,340	Seowon Co. Ltd.	14,113
50,350	SG Corp.(b)	39,350
14,720	Shin Poong Pharmaceutical Co. Ltd.	77,831
1,723	Shinsegae Co. Ltd.	335,114
26,713	Shinsung Solar Energy Co. Ltd.(b)	32,457
22,990	Shinsung Tongsang Co. Ltd.(b)	25,171
15,480	Shinwon Corp.(b)	17,086
2,240	Shinyoung Securities Co. Ltd.	73,774
2,162	Silicon Works Co. Ltd.	41,953
920	Silla Co. Ltd.	23,708
8,123	Simm Tech Co. Ltd.	59,146
971	Sindoh Co. Ltd.	56,181
26,933	SK Broadband Co. Ltd.(b)	128,261
1,642	SK C&C Co. Ltd.	148,353
5,795	SK Chemicals Co. Ltd.	220,777
1,489	SK Gas Ltd.	99,936
8,402	SK Holdings Co. Ltd.	1,320,028
91,900	SK Networks Co. Ltd.	531,722
109,380	SK Securities Co. Ltd.(b)	88,406
8,900	SKC Co. Ltd.	231,328
7,530	SL Corp.	111,600
924	SM Entertainment Co.(b)	31,049
5,310	Songwon Industrial Co. Ltd.	61,919
31,976	Soulbrain Co. Ltd.	1,299,334
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	56,923
24,138	STX Corp. Co. Ltd.	71,334
4,620	STX Engine Co. Ltd.(b)	28,335
34,580	STX Offshore & Shipbuilding Co. Ltd.(b)	167,756
32,420	STX Pan Ocean Co. Ltd(b)	69,115
2,270	Suheung Capsule Co. Ltd.	66,680
579	Sun Kwang Co. Ltd.	9,509
1,480	Sungchang Enterprise Holdings Ltd.(b)	28,126
5,670	Sungshin Cement Co. Ltd.(b)	27,406
605	Sungwoo Hitech Co. Ltd.	8,051
214	Sunjin Co. Ltd.	3,362
4,250	Tae Kyung Industrial Co. Ltd.	17,308
245	Taekwang Industrial Co. Ltd.	234,657
2,079	Taewoong Co. Ltd.(b)	41,638
23,300	Taeyoung Engineering & Construction Co. Ltd.	129,211
8,004	Taihan Electric Wire Co. Ltd.(b)	18,845
16,710	Tailim Packaging Industrial Co. Ltd.	38,301
2,386	TCC Steel	8,145
16,216	Tera Resource Co. Ltd.(b)(c)(d)	6,871
16,250	TK Chemical Corp.(b)	24,735
15,990	TONGYANG Life Insurance	162,259
200	TONGYANG Moolsan Co. Ltd.	2,021
11,428	TONGYANG Securities, Inc.	36,316

Shares		Value
SOUTH KOREA (continued)
16,668	TONGYANG, Inc.(b)	$15,727
5,875	Top Engineering Co. Ltd.(b)	27,403
1,420	TS Corp.	41,396
2,047	Unid Co. Ltd.	92,563
250	Union Steel	2,670
1,758	Unison Co. Ltd.(b)	7,652
5,350	Whanin Pharmaceutical Co. Ltd.	60,003
40,830	Willbes & Co. (The)(b)	45,430
6,197	Woongjin Chemical Co. Ltd.(b)	56,265
23,490	Woongjin Energy Co. Ltd.(b)	51,123
1,000	Woongjin Thinkbig Co. Ltd.(b)	6,427
4,727	Wooree ETI Co. Ltd.	17,251
6,008	Woori Financial Co. Ltd.	113,911
59,353	Woori Investment & Securities Co. Ltd.	618,137
1,620	Y G-1 Co. Ltd.	19,035
1,080	YESCO Co. Ltd.	36,723
9,270	Yoosung Enterprise Co. Ltd.	38,865
6,970	Youlchon Chemical Co. Ltd.	82,516
18,290	Young Heung Iron & Steel Co. Ltd.	40,213
345	Young Poong Corp.	474,464
2,912	Young Poong Precision Corp.	26,828
4,952	Youngone Corp.	153,397
2,598	Youngone Holdings Co. Ltd.	150,317
1,184	Yuhan Corp.	221,850
		74,652,509
SPAIN — 0.5%
12,490	Abengoa SA	33,099
49,960	Abengoa SA - B Shares	119,304
19,222	Acciona SA	903,333
40,068	Acerinox SA	410,552
19,671	ACS Actividades de Construccion y Servicios SA	565,259
1,092	ACS Actividades de Construccion y Servicios SA - Interim Shares(d)	31,379
1,745	Adveo Group International SA	29,181
3,343	Almirall SA	43,762
7,185	Atresmedia Corp. de Medios de Comunicaion SA	75,131
3,330	Azkoyen SA(b)	5,781
2,014,747	Banco de Sabadell SA	4,122,340
312,415	Banco Popular Espanol SA(b)	1,373,631
19,562	Banco Santander SA	142,978
26	Banco Santander SA(b)	6
592	Banco Santander SA - Placement Shares(d)	4,327
167,120	Bankinter SA	760,809
1,315	Baron de Ley(b)	97,093
18,045	Bolsas y Mercados Espanoles SA	498,609
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
7,792	Campofrio Food Group SA(b)	53,904
59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SPAIN (continued)
5,568	Cementos Portland Valderrivas SA(b)	$30,074
16,842	Cie Automotive SA	136,227
3,901	Codere SA(b)	6,435
485	Construcciones y Auxiliar de Ferrocarriles SA	209,181
332,485	Deoleo SA(b)	126,062
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	33,733
52,146	Distribuidora Internacional de Alimentacion SA	432,053
11,664	Duro Felguera SA	75,414
26,493	Ebro Foods SA	572,203
158,336	EDP Renovaveis SA(b)	812,028
7,969	Elecnor SA	109,408
82,978	Enagas SA	2,048,840
68,381	Ence Energia y Celulosa SA	220,604
25,768	Ercros SA(b)	14,741
46,121	Faes Farma SA	136,213
12,842	Fluidra SA	41,515
18,668	Fomento de Construcciones y Contratas SA	258,036
116,565	Gamesa Corp. Tecnologica SA	860,653
31,966	Grupo Catalana Occidente SA	831,810
37,122	Grupo Ezentis SA(b)	6,667
2,010	Iberpapel Gestion SA	37,704
34,344	Indra Sistemas SA	466,034
893	Inmobiliaria Colonial SA(b)	1,259
5,819	Laboratorios Farmaceuticos Rovi SA	58,060
124,222	Mapfre SA	454,463
51,556	Mediaset Espana Comunicacion SA(b)	535,807
11,410	Melia Hotels International SA	102,460
2,756	Miquel y Costas & Miquel SA	89,828
54,285	NH Hoteles SA(b)	217,377
34,034	Obrascon Huarte Lain SA	1,297,419
13,901	Papeles y Cartones de Europa SA	61,305
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	13,032
244,823	Promotora de Informaciones SA - Class A(b)	60,255
1,096,094	Prosegur Cia de Seguridad SA	5,657,786
27,657	Realia Business SA(b)	22,628
22,104	Red Electrica Corp. SA	1,233,734
120,130	Sacyr Vallehermoso SA(b)	443,489
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	9,805
12,491	Solaria Energia y Medio Ambiente SA(b)	10,469
2,247	Tecnicas Reunidas SA	102,458
9,564	Telecomunicaciones y Energia(b)	14,632
41,405	Tubacex SA	148,174

Shares		Value
SPAIN (continued)
34,984	Tubos Reunidos SA	$81,447
8,830	Vidrala SA	326,332
15,581	Viscofan SA	802,494
7,537	Vocento SA(b)	10,528
22,996	Zardoya Otis SA	334,991
920	Zardoya Otis SA - Placement Shares(d)	13,400
30,974	Zeltia SA(b)	95,187
		28,934,932
SWEDEN — 0.7%
11,929	AarhusKarlshamn AB	684,465
24,738	Acando AB	51,995
3,083	AddNode Group AB	17,879
2,555	AddTech AB - Class B	102,111
307,610	AF AB - B Shares(d)	8,636,289
2,158	Arise AB(b)	8,012
794	Atrium Ljungberg AB - B Shares	10,531
1,644	Avanza Bank Holding AB	37,833
8,149	Axfood AB	379,686
14,516	Axis Communications AB	414,224
5,502	B&B Tools AB - Class B	70,905
15,977	BE Group AB(b)	37,012
2,816	Beijer AB G&L - Class B	45,363
6,098	Beijer Alma AB	134,250
2,038	Beijer Electronics AB	20,167
11,117	Betsson AB	299,323
17,184	Bilia AB - A Shares	306,473
95,385	BillerudKorsnas AB	895,586
4,165	BioGaia AB - Class B	142,494
24,799	Biotage AB	35,002
1,759	Bjoern Borg AB	8,015
293,940	Boliden AB	4,157,816
42,950	Bure Equity AB	154,848
11,928	Byggmax Group AB	73,748
18,040	Castellum AB	257,392
2,600	Catena AB	33,905
6,345	Cision AB	39,132
4,046	Clas Ohlson AB - Class B	58,038
10,828	Concordia Maritime AB - Class B	17,692
1,753	Connecta AB	10,274
19,770	CyberCom Group AB(b)	6,218
13,655	Duni AB	127,790
4,322	East Capital Explorer AB(b)	30,435
55,809	Electrolux AB - Class B	1,625,941
123,512	Elekta AB - Class B	2,109,016
2,573	Enea AB	18,592
36,561	Eniro AB(b)	110,107
15,073	Fabege AB	169,851
741	Fagerhult AB	20,235
6,050	Fastighets AB Balder - Class B(b)	48,497
96,813	Getinge AB - Class B	3,579,533
17,265	Gunnebo AB	89,263
60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SWEDEN (continued)
28,421	Haldex AB	$248,536
11,372	Hexpol AB	834,823
8,094	HIQ International AB	42,592
440	HMS Networks AB	7,240
7,672	Hoganas AB - Class B	380,178
23,396	Holmen AB - Class B	678,030
7,179	Hufvudstaden AB - Class A	91,140
22,054	Husqvarna AB - Class A	132,463
112,222	Husqvarna AB - Class B	673,867
16,358	ICA Gruppen AB(b)	456,749
11,328	Industrial & Financial Systems - Class B	234,619
5,489	Indutrade AB	195,370
31,357	Intrum Justitia AB	798,580
39,593	JM AB	1,053,886
18,518	KappAhl AB(b)	91,764
264	Karolinska Development AB - Class B(b)	1,069
6,105	Klovern AB	25,663
18,031	KNOW IT AB	138,037
14,357	Kungsleden AB	92,069
2,706	Lagercrantz AB - Class B	41,307
18,471	Lindab International AB(b)	166,910
31,173	Loomis AB - Class B	669,549
75,113	Lundin Petroleum AB(b)	1,654,799
109,683	Meda AB - Class A	1,281,400
4,303	Medivir AB - Class B(b)	47,201
7,277	Mekonomen AB	223,284
29,549	Micronic Mydata AB(b)	54,400
1,715	MQ Holding AB	4,105
2,499	Munksjo Oyj(b)	17,986
900	NCC AB - A Shares	23,570
39,737	NCC AB - B Shares	1,042,478
2,159	Nederman Holding AB	52,334
3,937	Net Entertainment NE AB - B shares	64,025
56,096	Net Insight AB - Class B(b)	11,446
49,418	New Wave Group AB - Class B	274,454
9,358	Nibe Industrier AB - Class B	159,935
61,798	Nobia AB	448,447
8,614	Nolato AB - Class B	155,281
9,195	Nordnet AB - Class B	28,072
6,243	Northland Resources SA(b)(c)	790
4,721	Orexo AB(b)	54,684
2,470	PA Resources AB(b)	3,865
55,121	Peab AB	302,321
50,315	Pricer AB - Class B	59,824
1,152	Proact IT Group AB	14,139
23,300	Proffice AB - Class B	81,859
102,748	Ratos AB - Class B	916,640
4,226	ReadSoft AB - Class B	14,847
10,197	Rederi AB Transatlantic(b)	8,213
8,898	Rezidor Hotel Group AB(b)	48,461
9,900	RNB Retail and Brands AB(b)	13,062
25,506	Saab AB - Class B	462,134
1,150	Sagax AB - Class B	4,111

Shares		Value
SWEDEN (continued)
91,584	SAS AB(b)	$182,658
4,652	Sectra AB - Class B(b)	37,826
35,215	Securitas AB - Class B	343,336
3,842	Semcon AB	41,113
39,832	Skanska AB - Class B	751,645
6,034	SkiStar AB	71,281
59,741	SSAB AB - Class A	389,710
26,308	SSAB AB - Class B	147,318
8,924	Sweco AB - Class B	102,683
21,190	Swedish Orphan Biovitrum AB(b)	158,970
2,770	Systemair AB	44,834
5,196	TradeDoubler AB(b)	17,697
95,263	Trelleborg AB - Class B	1,677,806
3,694	Vitrolife AB	39,812
8,602	Wallenstam AB - Class B	119,235
6,774	Wihlborgs Fastigheter AB	111,200
		43,895,670
SWITZERLAND — 1.4%
1,011	Acino Holding AG(b)	80,294
3,861	Actelion Ltd.	256,580
564	Advanced Digital Broadcast Holdings SA(b)	8,684
8,701	AFG Arbonia-Forster Holding AG(b)	273,596
208,000	Allied World Assurance Co. Holdings AG	19,687,200
8,646	Allreal Holding AG	1,201,443
55	Alpiq Holding AG	6,823
934	ALSO Holding AG	46,879
314	APG SGA SA	76,341
45,586	Aryzta AG	2,820,032
4,837	Ascom Holding AG	62,720
553	Autoneum Holding AG	51,210
1,807	Bachem Holding AG - Class B	85,132
32,904	Baloise Holding AG	3,576,792
1,857	Bank Coop AG	96,918
277	Banque Cantonale de Geneve	73,122
2,108	Banque Cantonale Vaudoise	1,088,794
6	Banque Privee Edmond de Rothschild SA	105,451
728	Barry Callebaut AG	706,013
215	Basilea Pharmaceutica	17,319
2,881	Basler Kantonalbank	236,283
99	Belimo Holding AG	232,350
39	Bell AG	89,256
752	Bellevue Group AG	8,979
1,916	Berner Kantonalbank AG	478,457
344	BKW AG	11,337
931	Bobst Group AG(b)	28,772
1,198	Bossard Holding AG	200,648
3,886	Bucher Industries AG	978,376
17,110	Burckhardt Compression Holding AG(d)	6,831,428
36	Carlo Gavazzi Holding AG	7,951
61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
SWITZERLAND (continued)
48	Centralschweizerische Kraftwerke AG	$15,171
178	Cham Paper Holding AG	41,353
1,088	Charles Voegele Holding AG - Class A(b)	10,675
131	Cicor Technologies	4,247
933	Cie Financiere Tradition SA	48,392
80,593	Clariant AG	1,260,123
10,753	Coca-Cola HBC AG - CDI	280,051
1,178	Coltene Holding AG	56,962
35	Conzzeta AG	65,655
2,750	Daetwyler Holding AG	300,124
3,873	Dufry AG(b)	505,965
830	EFG International AG	10,897
1,100	Emmi AG	339,051
2,683	EMS-Chemie Holding AG	940,768
4,343	Energiedienst Holding AG	159,088
18,150	Ferrexpo Plc	46,690
2,933	Flughafen Zuerich AG	1,587,804
530	Forbo Holding AG	383,133
1,617	Galenica AG	1,240,553
89,347	GAM Holding AG	1,428,857
1,495	Gategroup Holding AG(b)	33,843
8,060	Geberit AG	2,160,772
3,379	Georg Fischer AG	1,769,918
598	Givaudan SA	832,916
360	Gurit Holding AG	149,959
4,832	Helvetia Holdings AG	2,158,984
4,946	Highlight Communications AG	25,458
1,239	Huber & Suhner AG	56,632
5,293	Implenia AG	288,829
249	Inficon Holding AG	80,516
187,480	Informa Plc	1,497,331
128	Interroll Holding AG	57,399
104	Intershop Holdings	35,877
178,605	Julius Baer Group Ltd.	8,113,409
821	Kaba Holding AG - Class B	328,684
1,015	Kardex AG	40,525
2,133	Komax Holding AG	226,449
3,822	Kudelski SA(b)	50,798
734	Kuoni Reisen Holding AG	265,499
161	LEM Holding SA	100,728
1,026	LifeWatch AG(b)	7,927
15	Lindt & Spruengli AG	683,829
6,756	Logitech International SA	48,109
7,813	Lonza Group AG	601,097
1,434	Luzerner Kantonalbank AG	540,394
52	Metall Zug AG - Class B	117,828
47,733	Meyer Burger Technology AG(b)	320,816
20,313	Micronas Semiconductor Holding AG	143,549
677	Mikron Holding AG	3,928
9,148	Mobilezone Holding AG	90,744
3,918	Mobimo Holding AG	821,745
726	Nobel Biocare Holding AG	8,865

Shares		Value
SWITZERLAND (continued)
111,727	OC Oerlikon Corp AG(b)	$1,466,836
587	Orascom Development Holding AG(b)	5,582
417	Orell Fuessli Holding AG(b)	39,201
153	Orior AG	8,456
3,289	Panalpina Welttransport Holding AG	479,783
1,305	Partners Group Holding AG	345,058
281	Phoenix Mecano AG	146,353
3,798	PSP Swiss Property AG	334,677
78	PubliGroupe SA	8,024
352	Rieter Holding AG	70,023
154	Romande Energie Holding SA(d)	186,374
144	Schaffner Holding AG	32,676
24,728	Schmolz & Bickenbach AG(b)	80,962
456	Schweiter Technologies AG	293,176
8,630	Schweizerische National- Versicherungs-Gesellsschaft AG	403,781
588	Siegfried Holding AG	86,728
894	Sika AG	2,493,289
120	Societa Elettrica Sopracenerina SA	17,790
4,650	Sonova Holding AG	513,512
1,426	St. Galler Kantonalbank AG	534,683
308,724	STMicroelectronics NV	2,653,610
78	Straumann Holding AG	11,774
12,312	Sulzer AG	1,842,576
14,003	Swiss Life Holding AG	2,514,775
121,186	Swisslog Holding AG	132,258
2,762	Swissquote Group Holding SA	86,997
955	Tamedia AG	105,876
2,949	Tecan Group AG	285,038
5,017	Temenos Group AG	131,734
4,883	Tornos Holding AG(b)	23,110
1,732	U-Blox AG	119,777
43	Valartis Group AG	915
5,104	Valiant Holding AG	480,094
2,865	Valora Holding AG	579,532
380	Vaudoise Assurances Holding SA	145,562
47	Vetropack Holding AG	92,431
19,476	Von Roll Holding AG(b)	29,042
19,524	Vontobel Holding AG	690,919
91	VZ Holding AG	13,402
3	Walliser Kantonalbank	2,648
1,950	Walter Meier AG	105,354
915	Ypsomed Holding AG	55,269
4,167	Zehnder Group AG	171,552
1,427	Zueblin Immobilien Holding AG(b)	3,207
52	Zug Estates Holding AG - B Shares	65,291
31	Zuger Kantonalbank AG	158,107
		87,861,910
62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN — 1.1%
51,000	Ability Enterprise Co. Ltd.	$40,988
119,000	Accton Technology Corp.	68,853
708,000	Acer, Inc.(b)	522,975
38,000	Achem Technology Corp.	19,515
149,497	Action Electronics Co. Ltd.(b)	32,206
43,000	A-DATA Technology Co. Ltd.	80,303
18,400	Adlink Technology, Inc.	27,490
54,060	Advancetek Enterprise Co. Ltd.	67,155
79,637	Advantech Co. Ltd.	385,085
183,027	AGV Products Corp.(b)	61,036
20,000	ALI Corp.	19,075
123,000	Alpha Networks, Inc.	72,398
134,215	Altek Corp.	72,509
120,000	Ambassador Hotel (The)	111,650
18,000	AMPOC Far-East Co. Ltd.	14,977
161,830	AmTRAN Technology Co. Ltd.	113,332
32,000	Anpec Electronics Corp.	24,224
32,000	APCB, Inc.	22,730
22,552	Apex Biotechnology Corp.	54,826
34,320	Apex Science & Engineering	19,342
70,000	Ardentec Corp.	44,937
83,427	Arima Communications Corp.	33,525
79,000	Asia Optical Co., Inc.(b)	86,676
141,000	Asia Polymer Corp.	109,559
103,100	Asia Vital Components Co. Ltd.	51,917
9,000	ASROCK, Inc.	32,265
11,000	Aten International Co. Ltd.	20,286
12,000	AU Optronics Corp.(b)	4,242
56,000	Audix Corp.	53,784
19,000	Aurora Corp.	37,257
13,000	AV Tech Corp.	38,584
47,270	Avermedia Technologies, Inc.	20,178
9,000	Avision, Inc.(b)	2,419
28,000	AVY Precision Technology, Inc.	46,501
17,850	Awea Mechantronic Co. Ltd.	18,691
157,595	Bank of Kaohsiung(b)	51,084
13,000	Basso Industry Corp.	12,681
1,293,350	BES Engineering Corp.	359,282
48,000	Biostar Microtech International Corp.	18,008
62,000	C Sun Manufacturing Ltd.	42,799
76,659	Cameo Communications, Inc.(b)	24,440
460,781	Capital Securities Corp.	153,663
81,000	Career Technology Manufacturing Co. Ltd.	77,390
117,000	Carnival Industrial Corp.	35,233
7,000	Cathay Chemical Works	3,478
226,000	Cathay No. 1 REIT	151,714
23,000	Cathay No. 2 REIT	13,254
189,000	Cathay Real Estate Development Co. Ltd.	135,196
38,760	Central Reinsurance Co. Ltd.	16,868
47,000	ChainQui Construction Development Co. Ltd.	36,050

Shares		Value
TAIWAN (continued)
105,000	Champion Building Materials Co. Ltd.(b)	$35,191
10,367	Chang Wah Electromaterials, Inc.	30,112
127,000	Charoen Pokphand Enterprise	64,799
19,000	Chaun-Choung Technology Corp.	43,086
13,000	CHC Resources Corp.	23,194
811,920	Cheng Loong Corp.	358,759
169,797	Cheng Uei Precision Industry Co. Ltd.	344,277
19,000	Chenming Mold Industry Corp.(b)	13,148
23,000	Chia Chang Co. Ltd.	29,837
380,659	Chia Hsin Cement Corp.	180,894
182,028	Chicony Electronics Co. Ltd.	435,850
120,120	Chien Kuo Construction Co. Ltd.	55,681
13,000	Chilisin Electronics Corp.	7,283
418,744	China Airlines Ltd.(b)	155,005
103,000	China Chemical & Pharmaceutical Co. Ltd.	73,506
984,000	China Development Financial Holding Corp.	278,926
14,000	China Ecotek Corp.	39,451
48,000	China Electric Manufacturing Corp.	23,611
268,180	China General Plastics Corp.	166,794
22,000	China Glaze Co. Ltd.	9,904
716,391	China Life Insurance Co. Ltd.	734,631
1,005,505	China Man-Made Fiber Corp.(b)	442,621
58,802	China Metal Products	90,008
521,391	China Motor Corp.	439,904
880,881	China Petrochemical Development Corp.	450,920
150,114	China Steel Chemical Corp.	853,532
37,000	China Steel Structure Co. Ltd.	44,420
194,616	China Synthetic Rubber Corp.	202,167
96,000	China Wire & Cable Co. Ltd.(b)	41,779
28,000	Chinese Maritime Transport Ltd.	29,880
96,883	Chin-Poon Industrial Co.	184,161
36,000	Chipbond Technology Corp.	79,476
17,574	Chong Hong Construction Co.	72,965
35,876	Chroma ATE, Inc.	75,015
92,000	Chun Yu Works & Co. Ltd.(b)	33,442
338,779	Chun Yuan Steel	124,275
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	44,787
156,339	Chung Hung Steel Corp.(b)	43,795
198,240	Chung Hwa Pulp Corp.(b)	63,333
228,000	Chunghwa Picture Tubes Ltd.(b)	11,861
153,348	Clevo Co.	285,356
749,000	CMC Magnetics Corp.(b)	131,384
63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
28,000	Coasia Microelectronics Corp.	$20,076
127,182	Collins Co. Ltd.	46,866
87,150	Compal Communications, Inc.(b)	124,099
643,000	Compal Electronics, Inc.	446,014
810,000	Compeq Manufacturing Co.	370,067
163,689	Continental Holdings Corp.	60,592
179,000	Coretronic Corp.	154,905
39,560	Cosmos Bank Taiwan(b)	20,119
30,000	Coxon Precise Industrial Co. Ltd.	55,125
298,700	CSBC Corp. Taiwan	179,799
203,838	CTCI Corp.	367,074
11,000	Cyberlink Corp.	35,950
15,460	CyberTAN Technology, Inc.	16,292
76,000	DA CIN Construction Co. Ltd.	71,979
76,000	Darfon Electronics Corp.	53,731
66,201	Delpha Construction Co. Ltd.	25,830
2,000	Depo Auto Parts Industrial Co. Ltd.	6,136
17,000	DFI, Inc.	17,461
186,712	D-Link Corp.	105,540
42,183	Dynamic Electronics Co. Ltd.	13,744
81,000	E Ink Holdings, Inc.	45,921
3,069,162	E.Sun Financial Holding Co. Ltd.	2,047,029
198,000	Eastern Media International Corp.(b)	32,024
85,956	Eclat Textile Co. Ltd.	662,159
94,000	Edimax Technology Co. Ltd.(b)	43,416
11,000	Edom Technology Co. Ltd.	4,090
34,320	Elan Microelectronics Corp.	64,436
14,000	E-LIFE MALL Corp.	32,355
21,000	Elite Advanced Laser Corp.	49,092
27,967	Elite Material Co. Ltd.	25,275
38,000	Elite Semiconductor Memory Technology, Inc.	39,981
205,789	Elitegroup Computer Systems Co. Ltd.	79,264
39,000	ENG Electric Co. Ltd.	29,978
160,000	Entie Commercial Bank	83,237
36,000	Episil Technologies, Inc.	13,266
125,000	Epistar Corp.	208,427
210,492	Eternal Chemical Co. Ltd.	169,873
111,000	E-Ton Solar Tech Co. Ltd.(b)	44,235
28,000	Etron Technology, Inc.(b)	10,318
676,609	Eva Airways Corp.(b)	376,815
40,000	Everest Textile Co. Ltd.(b)	10,538
148,000	Evergreen International Storage & Transport Corp.	94,516
458,197	Evergreen Marine Corp. Taiwan Ltd.(b)	256,706
126,152	Everlight Chemical Industrial Corp.	85,191
51,643	Everlight Electronics Co. Ltd.	81,374
1,000	Everspring Industry Co.(b)	635
59,373	Excelsior Medical Co. Ltd.	103,554

Shares		Value
TAIWAN (continued)
389,190	Far Eastern Department Stores Co. Ltd.	$371,195
1,015,365	Far Eastern International Bank	423,259
34,797	Faraday Technology Corp.	39,802
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	29,970
68,000	Farglory Land Development Co. Ltd.	123,589
304,470	Federal Corp.	239,624
182,320	Feng Hsin Iron & Steel Co.	321,636
37,656	Feng TAY Enterprise Co. Ltd.	76,226
91,000	First Copper Technology Co. Ltd.(b)	28,161
51,914	First Hotel	34,279
119,000	First Insurance Co. Ltd.	74,607
111,256	First Steamship Co. Ltd.	74,019
54,915	FLEXium Interconnect, Inc.	201,446
7,621	Flytech Technology Co. Ltd.	29,227
106,761	Forhouse Corp.	46,106
13,000	Formosa Advanced Technologies Co. Ltd.	7,804
180,000	Formosa Epitaxy, Inc.(b)	115,252
10,751	Formosa International Hotels Corp.	138,033
48,203	Formosa Oilseed Processing	21,138
729,000	Formosa Taffeta Co. Ltd.	683,137
347,000	Formosan Rubber Group, Inc.	273,096
187,628	Formosan Union Chemical	91,666
33,000	Fortune Electric Co. Ltd.	15,297
70,812	Founding Construction & Development Co. Ltd.	47,465
86,000	Froch Enterprise Co. Ltd.(b)	25,640
100,022	FSP Technology, Inc.	86,892
35,000	Fubon No. 1 REIT	20,601
89,000	Fubon No. 2 REIT	42,888
57,800	Fullerton Technology Co. Ltd.	48,767
59,422	Fulltech Fiber Glass Corp.	25,761
115,550	Fwusow Industry Co. Ltd.	57,801
47,000	G Shank Enterprise Co. Ltd.	27,272
49,101	Gemtek Technology Corp.	51,334
78,051	Genesis Photonics, Inc.(b)	46,982
11,982	Genius Electronic Optical Co. Ltd.	63,333
6,228	GeoVision, Inc.	34,167
341,000	Getac Technology Corp.	171,145
512,143	Giant Manufacturing Co. Ltd.	3,876,960
5,000	Giantplus Technology Co. Ltd.(b)	1,817
154,781	Gigabyte Technology Co. Ltd.	139,624
56,274	Gigastorage Corp.	34,343
176,000	Ginko International Co. Ltd.	3,192,903
134,297	Gintech Energy Corp.(b)	125,624
71,133	Global Brands Manufacture Ltd.	24,433
102,000	Globe Union Industrial Corp.	73,643
25,000	Gloria Material Technology Corp.	17,925
293,770	Gold Circuit Electronics Ltd.(b)	67,891
64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
343,852	Goldsun Development & Construction Co. Ltd.	$135,883
19,845	Good Will Instrument Co. Ltd.	11,217
886,000	Grand Pacific Petrochemical	537,749
19,000	Grape King Industrial Co.	92,508
59,000	Great China Metal Industry	64,142
66,000	Great Taipei Gas Co. Ltd.	48,202
163,036	Great Wall Enterprise Co. Ltd.	146,798
122,353	Green Energy Technology, Inc.(b)	78,137
27,000	GTM Corp.(b)	13,821
71,214	Hannstar Board Corp.	31,823
554,000	HannStar Display Corp.(b)	220,776
119,115	HannsTouch Solution, Inc.(b)	41,113
38,641	Harvatek Corp.	14,819
168,000	Hey Song Corp.	222,420
145,188	Highwealth Construction Corp.	323,915
69,620	Hitron Technology, Inc.	37,612
60,300	Hiwin Technologies Corp.	377,045
285,448	Ho Tung Chemical Corp.(b)	127,558
139,000	Hocheng Corp.	45,427
28,800	Holiday Entertainment Co. Ltd.	38,465
86,135	Holy Stone Enterprise Co. Ltd.	89,046
62,000	Hong Tai Electric Industrial	19,435
111,000	Horizon Securities Co. Ltd.(b)	41,459
12,000	Howarm Construction Co. Ltd.	6,963
166,678	Hsin Kuang Steel Co. Ltd.	98,940
63,326	Hsing TA Cement Co.	21,857
316,000	HUA ENG Wire & Cable Co. Ltd.	111,177
1,710	Hua Yu Lien Development Co. Ltd.(b)	3,062
13,479	Huaku Development Co. Ltd.	43,512
39,000	Huang Hsiang Construction Co.	92,732
138,514	Hung Poo Real Estate Development Corp.	136,498
102,000	Hung Sheng Construction Co. Ltd.	97,793
78,000	Hwa Fong Rubber Co. Ltd.(b)	27,702
118,341	Ichia Technologies, Inc.(b)	59,000
51,000	I-Chiun Precision Industry Co. Ltd.	29,933
77,500	IEI Integration Corp.	92,267
17,000	Infortrend Technology, Inc.	8,390
171,000	Innolux Corp.(b)	75,844
523,000	Inotera Memories, Inc.(b)	196,213
608,155	Inventec Corp.	458,350
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	33,055
24,000	ITE Technology, Inc.(b)	18,688
27,000	Jess-Link Products Co. Ltd.(b)	22,825
118,000	Jih Sun Financial Holdings Co. Ltd.	37,069
3,090	Johnson Health Tech Co. Ltd.	10,614
44,000	Kang Na Hsiung Enterprise Co. Ltd.	23,330
35,000	Kaulin Manufacturing Co. Ltd.	27,896

Shares		Value
TAIWAN (continued)
134,823	KEE TAI Properties Co. Ltd.	$96,667
177,949	Kenda Rubber Industrial Co. Ltd.	459,909
24,000	Kenmec Mechanical Engineering Co. Ltd.(b)	8,084
87,000	Kerry TJ Logistics Co. Ltd.	107,348
171,000	Kindom Construction Co.	262,318
204,000	King Slide Works Co. Ltd.	1,823,220
353,184	King Yuan Electronics Co. Ltd.	235,561
339,185	King’s Town Bank	294,093
49,532	King’s Town Construction Co. Ltd.	47,902
47,000	Kinik Co.	76,723
37,000	Kinko Optical Co. Ltd.	37,757
365,343	Kinpo Electronics, Inc.	112,333
102,000	Kinsus Interconnect Technology Corp.	363,964
16,328	KS Terminals, Inc.	13,177
16,000	Kung Long Batteries Industrial Co. Ltd.	46,421
40,000	Kung Sing Engineering Corp.	18,342
183,000	Kuoyang Construction Co. Ltd.	125,717
238,800	Kwong Fong Industries	123,834
78,000	KYE Systems Corp.	27,052
62,000	L&K Engineering Co. Ltd.	54,481
125,280	LAN FA Textile	34,551
3,000	Largan Precision Co. Ltd.	104,047
66,478	LCY Chemical Corp.	90,340
4,828	Leader Electronics, Inc.	2,842
282,410	Lealea Enterprise Co. Ltd.	97,946
21,826	Ledtech Electronics Corp.	11,755
63,000	LEE CHI Enterprises Co. Ltd.	30,464
98,638	Leofoo Development Co. Ltd.(b)	45,065
66,991	LES Enphants Co. Ltd.	40,436
8,500	Lextar Electronics Corp.	7,242
332,546	Li Peng Enterprise Co. Ltd.(b)	126,424
26,522	Lian Hwa Food Corp.	45,373
446,362	Lien Hwa Industrial Corp.	295,476
235,000	Lingsen Precision Industries Ltd.	123,431
104,000	Lite-On Semiconductor Corp.	59,307
97,178	Lite-On Technology Corp.	165,277
118,000	Long Bon International Co. Ltd.	78,702
249,547	Long Chen Paper Co. Ltd.	93,206
12,000	Longwell Co.	9,204
2,451	Lotes Co. Ltd.	6,449
69,000	Lucky Cement Corp.(b)	18,408
30,939	Lumax International Corp. Ltd.	67,787
6,000	Lung Yen Life Service Corp.	18,508
1,073,936	Macronix International(b)	258,577
27,000	Makalot Industrial Co. Ltd.	147,666
67,000	Marketech International Corp.	39,771
411,000	Masterlink Securities Corp.	137,062
64,152	Mayer Steel Pipe Corp.	27,384
9,000	Maywufa Co. Ltd.	4,712
65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
75,440	Meiloon Industrial Co. Ltd.	$42,894
135,360	Mercuries & Associates Ltd.	108,788
50,600	Merida Industry Co. Ltd.	337,485
25,801	Merry Electronics Co. Ltd.	56,186
41,382	Microbio Co. Ltd.	43,747
55,219	Microelectronics Technology, Inc.(b)	36,829
278,404	Micro-Star International Co. Ltd.	165,261
46,000	MIN AIK Technology Co. Ltd.	130,239
54,590	Mirle Automation Corp.	40,415
293,000	Mitac International Corp.	101,619
125,822	Mosel Vitelic, Inc.(b)	24,337
111,000	Motech Industries Inc.(b)	143,625
16,000	MPI Corp.	34,255
4,000	Nak Sealing Technologies Corp.	9,538
8,000	Namchow Chemical Industrial Ltd.	10,325
174,590	Nan Kang Rubber Tire Co. Ltd.	207,856
49,000	Nan Ren Lake Leisure Amusement Co., Ltd.(b)	19,936
52,383	Nan Ya Printed Circuit Board Corp.(b)	65,508
104,897	Nantex Industry Co. Ltd.	65,240
127,872	Nanya Technology Corp.(b)	16,418
32,000	National Petroleum Co. Ltd.	28,066
123,000	Neo Solar Power Corp.(b)	87,574
7,326	New Asia Construction & Development Corp.	2,191
10,000	New Era Electronics Co. Ltd.	11,689
28,950	Nichidenbo Corp.	23,122
72,838	Nien Hsing Textile Co. Ltd.	60,969
30,000	Novatek Microelectronics Corp.	132,560
34,000	Ocean Plastics Co. Ltd.(b)	41,782
187,000	OptoTech Corp.	71,404
71,000	Orient Semiconductor Electronics Ltd.(b)	11,578
214,500	Oriental Union Chemical Corp.	209,947
600,000	Pacific Hospital Supply Co. Ltd.(d)	2,160,972
99,453	Pan Jit International, Inc.(b)	37,643
53,086	Pan-International Industrial(b)	43,108
4,200	Paragon Technologies Co. Ltd.	5,575
98,746	Phihong Technology Co. Ltd.	63,061
6,000	Phison Electronics Corp.	44,820
18,890	Phytohealth Corp.(b)	26,300
14,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	11,952
7,000	Pixart Imaging, Inc.	13,539
21,000	Portwell, Inc.	20,624
213,715	Pou Chen Corp.	218,800
45,000	Power Quotient International Co. Ltd.(b)	30,914
13,000	Powertech Industrial Co. Ltd.	8,887
192,200	Powertech Technology, Inc.	368,549
603,807	President Securities Corp.	350,366

Shares		Value
TAIWAN (continued)
13,650	Prime Electronics Satellitics, Inc.	$11,585
336,110	Prince Housing & Development Corp.	232,020
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	23,194
34,000	Promise Technology, Inc.	24,604
596,520	Qisda Corp.(b)	138,654
7,000	Quanta Storage, Inc.	6,851
151,084	Quintain Steel Co. Ltd.	35,017
152,008	Radiant Opto-Electronics Corp.	477,014
381,744	Radium Life Tech Co. Ltd.	343,088
40,421	Realtek Semiconductor Corp.	96,784
88,129	Rechi Precision Co. Ltd.	76,413
29,348	Rexon Industrial Corp. Ltd.(b)	9,102
117,000	Rich Development Co. Ltd.	62,233
11,370	Richtek Technology Corp.	46,259
954,398	Ritek Corp.(b)	182,054
233,946	Ruentex Development Co. Ltd.	457,960
129,472	Ruentex Industries Ltd.	296,624
150,335	Sampo Corp.	49,182
31,626	San Fang Chemical Industry Co. Ltd.	29,004
508,080	Sanyang Industrial Co. Ltd.(b)	513,392
21,000	Sanyo Electric Taiwan Co. Ltd.	24,231
17,000	ScinoPharm Taiwan Ltd.	48,415
7,000	Senao International Co. Ltd.	23,461
37,000	Sercomm Corp.	47,628
20,000	Sesoda Corp.	22,143
33,000	Sheng Yu Steel Co. Ltd.	20,909
16,360	ShenMao Technology, Inc.	18,168
20,000	Shih Wei Navigation Co. Ltd.	13,773
108,000	Shihlin Electric & Engineering Corp.	126,777
32,000	Shihlin Paper Corp.(b)	47,755
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,750,648
85,000	Shin Kong No.1 REIT	41,555
9,000	Shin Zu Shing Co. Ltd.	20,259
69,078	Shining Building Business Co. Ltd.(b)	57,821
119,000	Shinkong Insurance Co. Ltd.	85,719
593,314	Shinkong Synthetic Fibers Corp.	196,080
79,000	Shinkong Textile Co. Ltd.	102,219
76,000	Shuttle, Inc.	29,273
95,000	Sigurd Microelectronics Corp.	80,945
268,000	Silicon Integrated Systems Corp.(b)	88,122
122	Silitech Technology Corp.	184
20,000	Simplo Technology Co. Ltd.	88,040
85,000	Sinbon Electronics Co. Ltd.	80,503
75,170	Sincere Navigation Corp.	65,929
23,000	Singatron Enterprise Co. Ltd.	13,806
126,000	Sino-American Silicon Products, Inc.	149,377
66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
107,000	Sinon Corp.	$54,595
13,486	Sinphar Pharmaceutical Co. Ltd.	19,226
50,158	Sinyi Realty Co.	82,882
14,000	Sirtec International Co. Ltd.	26,565
20,000	Sitronix Technology Corp.	23,411
97,000	Siward Crystal Technology Co. Ltd.(b)	41,729
23,000	Soft-World International Corp.	40,422
35,000	Solar Applied Materials Technology Co.	32,098
43,000	Solartech Energy Corp.(b)	25,453
50,000	Solomon Technology Corp.(b)	21,593
93,000	Solytech Enterprise Corp.(b)	32,875
15,000	Sonix Technology Co. Ltd.	19,759
132,000	Southeast Cement Co. Ltd.	68,451
2,000	St Shine Optical Co. Ltd.	55,959
8,560	Standard Chemical & Pharmaceutical Co.	10,377
88,143	Standard Foods Corp.	266,605
33,000	Stark Technology, Inc.	26,797
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	12,582
101,399	Sunplus Technology Co. Ltd.(b)	35,167
43,000	Sunrex Technology Corp.	19,144
24,000	Sunspring Metal Corp.	64,589
48,000	Supreme Electronics Co. Ltd.	22,410
83,980	Sweeten Construction Co. Ltd.	57,972
52,000	Synnex Technology International Corp.	65,376
132,111	TA Chen Stainless Pipe Co. Ltd.	67,627
393,666	TA Chong Bank Ltd.(b)	133,907
409,340	Ta Ya Electric Wire & Cable	95,829
70,000	Tah Hsin Industrial Co. Ltd.	67,230
41,217	TA-I Technology Co. Ltd.	21,511
402,789	Taichung Commercial Bank	147,084
11,000	Taiflex Scientific Co. Ltd.	15,810
78,000	Tainan Enterprises Co. Ltd.	84,278
909,037	Tainan Spinning Co. Ltd.	442,597
1,883,670	Taishin Financial Holding Co. Ltd.	876,301
71,716	Taisun Enterprise Co. Ltd.	35,755
168,924	Taita Chemical Co. Ltd.	75,205
12,000	Taiwan Acceptance Corp.	29,013
2,502,107	Taiwan Business Bank(b)	760,983
137,088	Taiwan Cogeneration Corp.	88,690
127,000	Taiwan Fertilizer Co. Ltd.	310,443
103,320	Taiwan Fire & Marine Insurance Co.	74,079
65,000	Taiwan FU Hsing Industrial Co. Ltd.	74,459
324,223	Taiwan Glass Industrial Corp.	304,366
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	158,730
217,734	Taiwan Land Development Corp.(b)	79,146

Shares		Value
TAIWAN (continued)
35,958	Taiwan Life Insurance Co. Ltd.(b)	$27,400
92,150	Taiwan Mask Corp.	30,116
82,544	Taiwan Navigation Co. Ltd.	63,587
190,032	Taiwan Paiho Ltd.	200,891
95,120	Taiwan Pulp & Paper Corp.	39,651
18,360	Taiwan Sakura Corp.	10,103
86,117	Taiwan Secom Co. Ltd.	194,138
32,000	Taiwan Semiconductor Co. Ltd.	24,331
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	119,907
81,429	Taiwan Styrene Monomer(b)	46,979
47,250	Taiwan Surface Mounting Technology Co. Ltd.	65,156
136,469	Taiwan TEA Corp.(b)	86,469
95,000	Taiyen Biotech Co. Ltd.	86,964
614,914	Tatung Co. Ltd.(b)	155,643
1,553,000	Teco Electric and Machinery Co. Ltd.	1,693,532
10,000	Tecom Co. Ltd.(b)	1,151
10,000	Tekcore Co. Ltd.(b)	3,602
13,000	Ten Ren Tea Co. Ltd.	20,094
41,000	ThaiLin Semiconductor Corp.	19,826
17,000	Thinking Electronic Industrial Co. Ltd.	18,198
59,049	Thye Ming Industrial Co, Ltd.	76,011
359,100	Ton Yi Industrial Corp.	314,953
66,180	Tong Yang Industry Co. Ltd.	94,239
79,695	Tong-Tai Machine & Tool Co. Ltd.	61,924
73,370	Topco Scientific Co. Ltd.	118,790
67,518	Topoint Technology Co. Ltd.	42,105
24,137	Transcend Information, Inc.	70,029
36,122	Tripod Technology Corp.	75,288
36,988	Tsann Kuen Enterprise Co. Ltd.	52,917
167,802	TSRC Corp.	304,418
22,000	TTET Union Corp.	41,012
13,000	TTY Biopharm Co. Ltd.	46,388
560,315	Tung Ho Steel Enterprise Corp.	474,614
27,815	TXC Corp.	37,335
48,271	TYC Brother Industrial Co. Ltd.	24,146
251,303	Tycoons Group Enterprise(b)	49,445
104,253	Tyntek Corp.(b)	21,590
26,414	TZE Shin International Co. Ltd.	12,508
26,000	U-Ming Marine Transport Corp.	39,364
454,288	Unimicron Technology Corp.	417,376
288,153	Union Bank of Taiwan(b)	110,508
30,769	Union Insurance Co. Ltd.(b)	18,111
179,037	Unitech Printed Circuit Board Corp.	67,169
74,000	United Integrated Services Co. Ltd.	72,059
19,196	Unity Opto Technology Co. Ltd.(b)	14,916
283,000	Universal Cement Corp.	164,214
137,416	Unizyx Holding Corp.	62,782
166,595	UPC Technology Corp.	86,113
67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
274,337	USI Corp.	$196,239
9,000	U-Tech Media Corp.(b)	2,113
73,000	Vanguard International Semiconductor Corp.	73,033
56,800	Ve Wong Corp.	44,135
27,674	Via Technologies, Inc.(b)	16,612
16,000	Visual Photonics Epitaxy Co. Ltd.	18,515
83,000	Wafer Works Corp.	36,675
117,000	Wah Lee Industrial Corp.	161,533
1,231,000	Walsin Lihwa Corp.(b)	360,435
235,947	Walsin Technology Corp.(b)	60,115
185,000	Walton Advanced Engineering, Inc.(b)	63,545
195,300	Wan Hai Lines Ltd.	104,533
897,866	Waterland Financial Holdings Co. Ltd.	300,921
114,000	Wei Chuan Foods Corp.	210,995
125,321	Wei Mon Industry Co. Ltd.	39,285
65,100	Weikeng Industrial Co. Ltd.	44,396
15,606	Well Shin Technology Co. Ltd.	28,260
50,000	Weltrend Semiconductor, Inc.	28,179
8,000	Win Semiconductors Corp.	8,657
884,977	Winbond Electronics Corp.(b)	195,668
691,673	Wintek Corp.(b)	281,407
778,479	Wistron Corp.	742,484
84,069	Wistron NeWeb Corp.	130,225
575,865	WPG Holdings Co. Ltd.	717,275
110,348	WT Microelectronics Co. Ltd.	119,781
95,000	WUS Printed Circuit Co. Ltd.	38,017
12,000	Xxentria Technology Materials Corp.	21,009
569,000	Yageo Corp.(b)	190,701
1,163,600	Yang Ming Marine Transport Corp.(b)	494,753
211,077	YC INOX Co. Ltd.	113,329
25,000	YeaShin International Development Co. Ltd.	21,760
86,666	Yem Chio Co. Ltd.	66,763
431,624	YFY, Inc.	210,871
118,159	Yi Jinn Industrial Co. Ltd.(b)	30,302
365,596	Yieh Phui Enterprise Co. Ltd.	108,509
29,000	Young Fast Optoelectronics Co. Ltd.	41,972
352,000	Yulon Motor Co. Ltd.	568,149
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	77,562
61,000	YungShin Global Holding Corp.	90,016
130,000	Yungtay Engineering Co. Ltd.	314,308
92,000	Zenitron Corp.	57,679
226,561	Zig Sheng Industrial Co. Ltd.	75,101
50,169	Zinwell Corp.	43,499
4,000	Zippy Technology Corp.	3,508
		69,677,162

Shares		Value
THAILAND — 0.4%
76,300	AJ Plast Public Co. Ltd. - FOR	$25,840
272,500	Amata Corp. Public Co. Ltd. - FOR	147,133
413,880	AP Thailand Public Co. Ltd. - FOR	77,355
179,700	AP Thailand Public Co. Ltd. - NVDR	33,586
404,300	Bangchak Petroleum Public Co. Ltd. - FOR	445,634
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	5,244
10,819,450	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	2,385,118
2,302,400	Bangkok Expressway Public Co. Ltd. - FOR	2,684,907
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	276,230
1,276,200	Bangkokland Public Co. Ltd. - FOR	59,529
35,400	Banpu Public Co. Ltd. - FOR	261,259
6,000	Big C Supercenter Public Co. Ltd. - FOR	37,188
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	162,760
1,158,900	CalComp Electronics Public Co. Ltd. - FOR	104,412
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	203,922
252,900	CH Karnchang Public Co. Ltd. - FOR	147,862
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	9,997
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	439,494
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	58,812
6,497,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,677,677
40,000	Electricity Generating Public Co. Ltd. - FOR	173,802
519,100	Esso Thailand Public Co. Ltd. - FOR	115,263
12,801,000	G J Steel Public Co. Ltd. - FOR(b)	32,718
1,289,700	G Steel Public Co. Ltd. - FOR(b)	7,829
143,500	GFPT Public Co. Ltd. - FOR(b)	42,408
116,000	Glow Energy Public Co. Ltd. - FOR	253,866
233,500	Hana Microelectronics Public Co. Ltd. - FOR	151,439
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	147,456
961,651	Home Product Center Public Co. Ltd. - FOR	362,539
68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
THAILAND (continued)
63,100	ICC International Public Co. Ltd. - FOR(d)	$81,647
2,738,600	IRPC Public Co. Ltd. - FOR	278,235
664,100	Italian-Thai Development Public Co. Ltd. - FOR(b)	99,721
930,500	Jasmine International Public Co. Ltd. - FOR	246,745
466,800	KGI Securities Thailand Public Co. Ltd. - FOR	42,057
155,100	Khon Kaen Sugar Industry Public Co. Ltd.	63,427
81,600	Kiatnakin Bank Public Co. Ltd. - FOR	112,102
225,100	Land and Houses Public Co. Ltd. - FOR	72,636
452,800	Land and Houses Public Co. Ltd. - NVDR	146,111
21,900	Lanna Resources Public Co. Ltd. - FOR	7,557
420,630	Loxley Public Co. Ltd. - FOR	66,118
85,600	Major Cineplex Group Public Co. Ltd. - FOR	57,705
36,900	MBK Public Co. Ltd. - FOR	186,268
71,100	MCOT Public Co. Ltd. - FOR	93,134
77,000	MCS Steel Public Co. Ltd. - FOR	14,145
34,000	Mermaid Maritime Public Co. Ltd.	8,695
143,770	Minor International Public Co. Ltd. - FOR	105,646
84,600	Polyplex Public Co. Ltd. - FOR	29,191
240,500	Precious Shipping Public Co. Ltd. - FOR	126,781
800,600	Property Perfect Public Co. Ltd. - FOR	29,415
53,800	Pruksa Real Estate Public Co. Ltd. - FOR	32,314
805,141	Quality Houses Public Co. Ltd. - FOR	69,968
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	193,409
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	6,428
129,100	Robinson Department Store Public Co. Ltd. - FOR	233,040
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	8,013
69,300	Saha-Union Public Co. Ltd. - FOR	90,223
1,383,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)	16,795
140,200	Samart Corp. Public Co. Ltd. - FOR	84,658
35,700	Samart Telcoms Public Co. Ltd. - FOR	18,934
1,921,500	Sansiri Public Co. Ltd. - FOR	164,525
947,812	SC Asset Corp. Public Co. Ltd. - FOR	118,098

Shares		Value
THAILAND (continued)
15,100	Siam City Cement Public Co. Ltd. - FOR	$206,479
41,512	Siam Future Development Public Co. Ltd. - FOR	8,355
23,300	Siam Makro Public Co. Ltd. - FOR	577,661
159,100	Siamgas & Petrochemicals Public Co. Ltd. - FOR	51,847
44,000	SNC Former Public Co. Ltd. - FOR	33,879
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	53,377
211,600	Sri Trang Agro-Industry Public Co. Ltd. - FOR	82,477
49,200	Srithai Superware Public Co. Ltd. - FOR	32,852
7,700	STP & I Public Co. Ltd. - FOR	18,573
263,800	Supalai Public Co. Ltd. - FOR	130,636
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	31,461
248,900	Thai Airways International Public Co. Ltd. - FOR	180,512
22,200	Thai Carbon Black Public Co. Ltd. - FOR(b)	15,958
15,000	Thai Central Chemical Public Co. Ltd. - FOR	11,597
18,000	Thai Oil Public Co. Ltd. - FOR	35,080
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	144,204
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	360,715
25,800	Thai Vegetable Oil Public Co. Ltd. - FOR	15,414
204,400	Thaicom Public Co. Ltd. - FOR	200,808
425,100	Thanachart Capital Public Co. Ltd. - FOR	454,979
268,464	Thoresen Thai Agencies Public Co. Ltd. - FOR(b)	131,229
4,470,137	Ticon Industrial Connection Public Co. Ltd. - FOR	2,842,036
18,500	Tipco Asphalt Public Co. Ltd. - FOR(b)	32,508
195,000	Tisco Financial Group Public Co. Ltd. - FOR	236,741
5,285,900	TMB Bank Public Co. Ltd. - FOR	395,176
137,000	Total Access Communication Public Co. Ltd. - FOR	514,297
600,000	TPI Polene Public Co. Ltd. - FOR	212,780
1,863,445	True Corp. Public Co. Ltd. - FOR(b)	467,350
256,900	Vinythai Public Co. Ltd. - FOR	94,388
		22,008,389
TURKEY — 0.1%
7,837	Adana Cimento Sanayii T.A.S. - Class A	16,435
69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
13,070	Akcansa Cimento AS	$73,589
74,462	Akenerji Elektrik Uretim AS - Placement Shares(b)	50,771
30,071	Akfen Holding AS(b)	66,481
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,681
61,656	Aksa Akrilik Kimya Sanayii	235,674
73,605	Aksigorta AS	93,529
14,323	Alarko Holding AS	42,022
29,526	Albaraka Turk Katilim Bankasi AS(b)	27,910
10,571	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	286,669
67,004	Anadolu Anonim Tuerk Sigorta Sirketi(b)	43,263
32,260	Anadolu Cam Sanayii AS	43,659
36,333	Anadolu Hayat Emeklilik AS	69,440
24,069	Arcelik AS	160,380
293,288	Asya Katilim Bankasi AS(b)	295,417
46,890	Aygaz AS	214,595
679	Bagfas Bandirma Gubre Fabrik	14,590
846	Baticim Bati Anadolu Cimento Sanayii AS(b)	2,709
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS	41,116
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	59,000
16,881	Bursa Cimento Fabrikasi AS	40,024
0	Celebi Hava Servisi AS	3
29,087	Cimsa Cimento Sanayi ve Ticaret AS	169,027
11,012	Deva Holding AS(b)	11,604
319,008	Dogan Sirketler Grubu Holdings AS(b)	156,542
5,064	Dogan Yayin Holding AS(b)	1,831
55,895	Dogus Otomotiv Servis ve Ticaret AS	317,593
13,370	Eczacibasi Yatirim Holding Ortakligi AS	41,851
3,300	EGE Seramik Sanayi ve Ticaret AS	3,938
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	162,160
29,868	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	41,193
351,871	Eregli Demir ve Celik Fabrikalari TAS	350,789
17,827	Ford Otomotiv Sanayi AS	255,073
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	41,453
127,159	Global Yatirim Holding AS	90,643
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	7,378
610	Goodyear Lastikleri TAS	14,305
122,641	GSD Holding AS(b)	85,522
5,261	Gubre Fabrikalari TAS(b)	41,442

Shares		Value
TURKEY (continued)
61,879	Hurriyet Gazetecilik AS(b)	$23,972
170,851	Ihlas Holding AS(b)	73,249
51,657	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	103,263
39,541	IS Finansal Kiralama AS(b)	20,016
9,908	IS Yatirim Menkul Degerler AS	7,421
25,002	Izmir Demir Celik Sanayi AS(b)	26,346
28,550	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	24,628
12,108	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	20,263
142,742	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	86,267
428	Kartonsan Karton Sanayi ve Ticaret AS	49,126
496	Konya Cimento Sanayii AS	64,307
57,679	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	94,446
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	58,390
18,103	Mardin Cimento Sanayii ve Ticaret AS	40,396
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	17,247
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(b)	3,413
2,685	Migros Ticaret AS(b)	28,432
37,052	NET Holding AS	47,656
4,289	Netas Telekomunikasyon AS	15,730
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	166,153
113,035	Petkim Petrokimya Holding AS(b)	158,230
133	Pinar Entegre Et ve Un Sanayi AS	484
7,882	Pinar SUT Mamulleri Sanayii AS	64,939
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	119,376
84,071	Sasa Polyester Sanayi(b)	39,952
209,070	Sekerbank TAS(b)	206,267
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	130,058
37,937	Soda Sanayii AS	44,483
10,000	TAV Havalimanlari Holding AS	62,760
18,556	Tekfen Holding AS	58,468
62,692	Tekstil Bankasi AS(b)	55,699
20,247	Tofas Turk Otomobil Fabrikasi AS	134,392
9,410	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	16,623
161,759	Trakya Cam Sanayi AS	209,723
9,741	Turcas Petrol AS	15,095
121,587	Turk Hava Yollari AO	512,486
70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
448,792	Turkiye Sinai Kalkinma Bankasi AS	$433,504
362,888	Turkiye Sise ve Cam Fabrikalari AS	521,102
70,778	Ulker Biskuvi Sanayi AS	478,933
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	23,336
26,406	Vestel Elektonik Sanayi ve Ticaret AS(b)	28,643
11,836	Yapi Kredi Sigorta AS(b)	112,800
		8,070,375
UKRAINE — 0.0%
2,491	Kernel Holding SA(b)	39,062
UNITED ARAB EMIRATES — 0.1%
152,041	Al Noor Hospitals Group Plc(b)	1,619,057
90,281	Dragon Oil Plc(b)(d)	849,387
98,935	Lamprell Plc(b)	217,857
		2,686,301
UNITED KINGDOM — 8.2%
929	4imprint Group Plc	7,787
278,982	Aberdeen Asset Management Plc	1,630,985
7,449	Acal Plc	28,896
27,694	Admiral Group Plc	591,081
292,869	Afren Plc(b)	605,921
51,749	African Barrick Gold Plc	88,879
21,716	Aga Rangemaster Group Plc(b)	30,764
172,698	Alent Plc	965,491
139,796	AMEC Plc	2,290,413
164,832	Amlin Plc	1,008,275
51,177	Anglo Pacific Group Plc	145,197
2,770	Anglo-Eastern Plantations	27,896
68,300	Anite Plc	133,514
97,903	Ashmore Group Plc	552,105
273,530	Ashtead Group Plc	2,937,738
6,071	Avon Rubber Plc	41,468
115,161	Babcock International Group Plc	2,058,480
230,158	Balfour Beatty Plc	864,471
22,893	BARR (A.G.) Plc	188,410
376,736	Barratt Developments Plc(b)	1,868,350
142,558	BBA Aviation Plc	650,603
43,519	Bellway Plc	913,611
44,135	Berendsen Plc	548,540
108,436	Berkeley Group Holdings Plc	3,726,432
1,309	Betfair Group Plc	18,310
16,127	Big Yellow Group Plc REIT	106,720
3,760	Bloomsbury Publishing Plc	7,915
1,275,636	Bodycote Plc(d)	12,021,856
90,227	Booker Group Plc	181,182
20,861	Boot (Henry) Plc	59,820
73,855	Bovis Homes Group Plc	898,260
5,449	Braemar Shipping Services Plc	35,851
9,901	Brammer Plc	59,457

Shares		Value
UNITED KINGDOM (continued)
81,352	Brewin Dolphin Holdings Plc	$313,973
69,284	British Land Co. Plc REIT	629,759
3,462	British Polythene Industries Plc	31,442
22,208	Britvic Plc	183,786
71,760	BTG Plc(b)	414,502
150,395	Bunzl Plc	3,223,650
76,492	Cable & Wireless Communications Plc	47,139
373,516	Cairn Energy Plc(b)	1,529,635
11	Camellia Plc	1,531
56,724	Capita Plc	900,025
74,940	Capital & Counties Properties Plc	411,438
91,052	Capital & Regional Plc(b)	48,480
11,197	Carclo Plc	58,425
349,116	Carillion Plc	1,583,198
5,800	Centaur Media Plc	3,618
3,699	Charles Stanley Group Plc	23,915
2,606	Charles Taylor Plc	7,433
53,704	Chemring Group Plc	251,629
48,647	Chesnara Plc	191,117
23,254	Chime Communications Plc	100,112
43,740	Cineworld Group Plc	249,525
4,407	Clarkson Plc	126,575
61,525	Close Brothers Group Plc	978,073
78,439	Coalfield Resources Plc(b)	4,743
1,506,414	Cobham Plc	6,590,778
129,911	Colt Group SA(b)	203,953
27,870	Communisis Plc	28,618
57,481	Computacenter Plc	424,976
23,566	Concentric AB	278,389
6,595	Consort Medical Plc	79,559
5,190	Costain Group Plc	21,910
16,173	Cranswick Plc	282,938
4,000	Creston Plc	6,328
617,462	Croda International Plc	23,567,545
73,400	CSR Plc	635,348
102,197	Daily Mail & General Trust Plc - Class A	1,253,851
54,059	Dairy Crest Group Plc	419,413
906,298	De La Rue Plc(d)	13,628,597
353,060	Debenhams Plc	582,212
7,740	Dechra Pharmaceuticals Plc	80,420
31,032	Derwent London Plc REIT	1,138,179
29,907	Development Securities Plc	91,106
89,965	Devro Plc	427,688
5,188	Dignity Plc	116,411
1,008,908	Diploma Plc(d)	8,825,165
1,041,571	Dixons Retail Plc(b)	720,314
981,326	Domino Printing Sciences Plc(d)	9,464,682
42,149	Domino’s Pizza Group Plc	366,123
295,471	Drax Group Plc	2,883,467
167,079	DS Smith Plc	659,319
6,273	Dunelm Group Plc	93,997
25,606	E2V Technologies Plc	51,613
71

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
79,189	easyJet Plc	$1,700,995
230,794	Electrocomponents Plc	864,051
229,079	Elementis Plc	873,661
231,983	EnQuest Plc(b)	436,898
1,895,000	Ensco Plc - Class A	108,659,300
250,645	Enterprise Inns Plc(b)	493,016
14,750	Erinaceous Group Plc(b)(c)(d)	0
97,005	Essentra Plc	1,142,190
8,205	Euromoney Institutional Investor Plc	132,933
304,900	F&C Asset Management Plc	463,832
1,043,379	Fenner Plc	5,482,364
81,288	Fiberweb Plc	89,499
9,707	Fidessa Group Plc	296,076
792	Findel Plc(b)	2,455
339,915	Firstgroup Plc	516,841
2,555	Fuller Smith & Turner - Class A	36,565
539,467	G4S Plc	1,845,686
28,463	Galliford Try Plc	429,099
5,558	Games Workshop Group Plc	66,754
54,226	Gem Diamonds Ltd.(b)	116,107
24,405	Genus Plc	510,859
1,111,091	GKN Plc	5,917,594
14,268	Go-Ahead Group Plc	343,378
38,840	Great Portland Estates Plc REIT	328,517
634,759	Greene King Plc	8,449,293
15,572	Greggs Plc	102,526
70,960	Halfords Group Plc	398,007
1,057,069	Halma Plc(d)	8,940,907
84,204	Hammerson Plc REIT	678,269
73,847	Hansteen Holdings Plc REIT	105,600
16,173	Hardy Oil & Gas Plc(b)	23,619
78,688	Hargreaves Lansdown Plc	1,173,707
73,639	Hays Plc	115,497
7,301	Headlam Group Plc	42,705
44,774	Helical Bar Plc	203,658
225,834	Henderson Group Plc	563,769
71,298	Hikma Pharmaceuticals Plc	1,206,106
38,157	Hill & Smith Holdings Plc	254,680
337	Hilton Food Group Plc	2,087
35,750	Hochschild Mining Plc	94,956
5,026	Hogg Robinson Group Plc	5,562
193,818	Home Retail Group Plc	443,451
87,969	Homeserve Plc	354,901
211,194	Howden Joinery Group Plc	927,859
62,365	Hunting Plc	786,500
34,778	Huntsworth Plc	31,083
3,454	Hyder Consulting Plc	24,748
194,352	ICAP Plc	1,202,745
60,453	IG Group Holdings Plc	531,096
14,815	Imagination Technologies Group Plc(b)	52,986
102,510	IMI Plc	2,139,557
278,543	Inchcape Plc	2,417,416
59,469	Inmarsat Plc	618,347
497,362	Innovation Group Plc(b)	219,419

Shares		Value
UNITED KINGDOM (continued)
82,005	InterContinental Hotels Group Plc	$2,379,000
335,718	International Consolidated Airlines Group(b)	1,486,690
1,094,424	Interserve Plc(d)	8,482,683
41,164	Intertek Group Plc	1,894,290
43,884	Intu Properties Plc REIT	224,711
215,268	Invensys Plc	1,625,276
240,925	Investec Plc	1,610,077
70,424	IP Group Plc(b)	155,450
22,429	ITE Group Plc	96,834
1,283,644	ITV Plc	3,292,347
8,667	James Fisher & Sons Plc	137,913
28,273	Jardine Lloyd Thompson Group Plc	384,300
63,090	Jazztel Plc(b)	572,416
7,378	JD Sports Fashion Plc	103,147
26,702	JKX Oil & Gas Plc(b)	25,794
4,183	John Menzies Plc	46,930
243,164	John Wood Group Plc	3,334,790
41,414	Johnson Matthey Plc	1,786,091
81,564	Johnston Press Plc(b)	20,163
35,089	Jupiter Fund Management Plc	173,270
172,730	Kcom Group Plc	218,622
19,459	Keller Group Plc	328,288
17,238	Kier Group Plc	389,156
51,645	Kofax Plc(b)	269,087
98,592	Ladbrokes Plc	319,466
2,486,999	Laird Plc(d)	7,301,908
122,471	Lancashire Holdings Ltd.	1,503,524
17,906	Lavendon Group Plc	46,307
73,615	London Stock Exchange Group Plc	1,762,684
73,366	Londonmetric Property Plc REIT	126,676
88,494	Lonmin Plc(b)	419,483
43,642	Lookers Plc	80,997
35,957	Low & Bonar Plc	36,786
1,283	LSL Property Services Plc	8,490
716,080	Man Strategic Holdings Plc(b)	874,743
6,088	Management Consulting Group Plc	2,454
47,388	Marshalls Plc	110,117
288,870	Marston’s Plc	682,900
55,254	McBride Plc	108,747
1,244	McKay Securities Plc REIT	2,791
28,145	Mears Group Plc	172,120
53,040	Mecom Group Plc	32,073
300,861	Meggitt Plc	2,505,841
98,125	Michael Page International Plc	666,507
71,806	Millennium & Copthorne Hotels Plc	602,980
55,524	Mitchells & Butlers Plc(b)	351,634
165,675	Mitie Group Plc	683,014
231,628	Mondi Plc	3,449,667
72

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
112,692	Moneysupermarket.com Group Plc	$310,295
153,617	Morgan Advanced Materials Plc	713,927
15,010	Morgan Sindall Group Plc	152,989
11,794	Mothercare Plc(b)	75,041
80,593	N Brown Group Plc	635,083
136,397	National Express Group Plc	527,453
3,594	NCC Group Plc	7,026
990,480	New Melrose Plc(b)	4,249,113
61,768	Northgate Plc	366,464
23,166	Novae Group Plc	170,745
9,252	Ocado Group Plc(b)	43,280
6,260	Optos Plc(b)	14,975
2,971	Oxford Instruments Plc	64,405
75,490	Pace Plc	358,186
4,258	PayPoint Plc	70,670
149,749	Pendragon Plc	62,647
121,694	Pennon Group Plc	1,287,567
256,487	Persimmon Plc	4,822,667
37,401	Petropavlovsk Plc	50,354
36,290	Photo-Me International Plc	51,618
131,010	Premier Farnell Plc	452,212
8,989	Premier Foods Plc(b)	11,931
154,118	Premier Oil Plc	845,674
279,236	Punch Taverns Plc(b)	55,223
78,418	PZ Cussons Plc	469,542
144,897	QinetiQ Group Plc	407,568
50,761	Quintain Estates & Development Plc(b)	67,761
4,954	Rathbone Brothers Plc	125,857
3,560	REA Holdings Plc	22,204
128,913	Redrow Plc(b)	480,470
9,324	Renishaw Plc	222,692
51,233	Renold Plc(b)	22,310
43,173	Renovo Group Plc(b)	11,576
221,069	Rentokil Initial Plc	329,577
69,193	Restaurant Group Plc	557,355
1,425,223	Rexam Plc	10,662,887
9,385	Ricardo Plc	62,105
30,878	Rightmove Plc	1,141,925
5,585	RM Plc	7,137
26,258	Robert Walters Plc	93,871
605,779	Rotork Plc(d)	24,476,298
75,411	RPC Group Plc	526,334
136,419	RPS Group Plc	468,807
1,524,920	RSA Insurance Group Plc	2,899,750
627,144	Sage Group Plc (The)	3,343,942
85,871	Salamander Energy Plc(b)	155,975
45,100	Savills Plc	432,236
101,874	Schroders Plc	3,804,681
42,407	Schroders Plc - Non Voting	1,237,987
35,597	SDL Plc	179,650
71,325	Segro Plc REIT	337,230
182,318	Senior Plc	736,927
912,868	Serco Group Plc	8,707,209
102,276	Severfield-Rowen Plc	87,518

Shares		Value
UNITED KINGDOM (continued)
85,981	Severn Trent Plc	$2,319,074
87,706	Shaftesbury Plc REIT	843,237
269,219	Shanks Group Plc	360,406
247,749	SIG Plc	685,187
53,086	Smiths Group Plc	1,118,493
22,043	Smiths News Plc	57,006
79,439	Soco International Plc(b)	444,356
10,749	Southern Cross Healthcare Group Plc(b)(c)(d)	0
371,929	Spectris Plc	11,938,395
15,017	Speedy Hire Plc	13,478
263,371	Spirax-Sarco Engineering Plc(d)	11,478,788
207,268	Spirent Communications Plc	416,523
208,127	Spirit Pub Co. Plc	245,377
4,982	Sportech Plc(b)	6,726
94,269	Sports Direct International Plc(b)	945,056
8,105	St. Ives Plc	20,190
96,548	St. James’s Place Plc	907,685
81,012	St. Modwen Properties Plc	389,563
140,523	Stagecoach Group Plc	715,495
32,005	Sthree Plc	167,852
7,742	Stolt-Nielsen Ltd.	180,648
8,341	SuperGroup Plc(b)	136,532
30,559	Synergy Health Plc	516,949
32,654	Synthomer Plc	97,711
14,308	T Clarke Plc	11,808
235,743	Talktalk Telecom Group Plc	885,807
214,060	Tate & Lyle Plc	2,732,127
1,283,327	Taylor Wimpey Plc	2,079,172
5,162	Ted Baker Plc	149,595
38,081	Telecity Group Plc	515,007
10,616	Telecom Plus Plc	213,014
116,510	Thomas Cook Group Plc(b)	272,244
3,226	Topps Tiles Plc	4,282
8,024	Torotrak Plc(b)	3,311
5,551	Town Centre Securities Plc REIT	17,016
85,551	Travis Perkins Plc	2,215,073
127,893	Trinity Mirror Plc(b)	224,715
1,359,757	TT electronics Plc(d)	3,521,696
84,226	Tullett Prebon Plc	426,544
18,134	UBM Plc	196,278
970	UK Mail Group Plc	8,669
411,658	Ultra Electronics Holdings Plc(d)	11,372,497
19,240	Unite Group Plc	114,237
219,347	United Utilities Group Plc	2,407,529
9,569	UTV Media Plc	23,000
197,460	Vectura Group Plc(b)	282,365
136,756	Vedanta Resources Plc	2,419,522
199,220	Vesuvius Plc	1,284,997
553,801	Victrex Plc(d)	12,721,377
11,826	Vitec Group Plc (The)	103,085
7,903	Volex Plc	11,512
81,025	Weir Group Plc (The)	2,648,859
73

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
50,439	Wetherspoon (J.D.) Plc	$545,556
43,316	WH Smith Plc	512,992
130,500	Whitbread Plc	6,412,339
721,708	William Hill Plc	5,341,310
15,003	Wilmington Group Plc	37,430
21,070	Wincanton Plc(b)	24,120
79,245	Wolfson Microelectronics Plc(b)	184,445
32,930	Workspace Group Plc REIT	226,229
2,214	WS Atkins Plc	39,002
14,163	Xaar Plc	180,983
50,294	Xchanging Plc	103,289
		505,236,946
UNITED STATES — 44.1%
1,825,000	Abercrombie & Fitch Co. - Class A	91,012,750
150,000	ABM Industries, Inc.	3,885,000
602,000	Actuant Corp. - Class A	21,256,620
63,000	ADT Corp. (The)	2,525,040
1,590,407	Advance Auto Parts, Inc.(d)	131,192,673
50,000	Advent Software, Inc.	1,471,499
22,860	AgJunction, Inc.(b)	22,034
49,685	Alacer Gold Corp.	117,549
1,810,000	Albemarle Corp.(d)	112,238,100
104,000	Altera Corp.	3,698,240
1,775,000	AmerisourceBergen Corp.	103,429,250
22,000	AMETEK, Inc.	1,018,159
108,300	Amtrust Financial Services, Inc.	4,508,529
20,000	ANSYS, Inc.(b)	1,596,799
450,000	Approach Resources Inc.(b)	11,920,500
228,000	Aptargroup, Inc.	13,312,920
78,840	Argonaut Gold, Inc.(b)	522,734
80,000	Arthur J Gallagher & Co.	3,550,400
31,621	Atna Resources Ltd.(b)	5,234
30,000	Bard (C.R.), Inc.	3,438,000
2,700	Bauer Performance Sports Ltd.(b)	29,574
36,000	Beam, Inc.	2,339,640
52,000	Bed Bath & Beyond, Inc.(b)	3,976,440
129,000	Bio-Rad Laboratories, Inc. - Class A(b)	15,736,710
150,000	Bio-Reference Labs, Inc.(b)	4,012,500
55,000	BJ’s Restaurants, Inc.(b)	1,960,200
23,400	BNK Petroleum, Inc.(b)	18,910
211,323	Boart Longyear Ltd.	97,823
400,000	Bottomline Technologies, Inc.(b)(d)	11,628,000
150,000	Brady Corp. - Class A	4,990,500
175,000	Bryn Mawr Bank Corp.(d)	4,893,000
500,000	Cardtronics, Inc.(b)(d)	14,730,000
2,616,200	CareFusion Corp.(b)	100,906,834
225,000	Casey’s General Stores, Inc.	14,901,750
347,300	Cepheid, Inc.(b)	12,110,351
16,000	Church & Dwight Co., Inc.	1,019,199
273,000	CLARCOR, Inc.	15,009,540
29,000	Clorox Co. (The)	2,492,260

Shares		Value
UNITED STATES (continued)
200,000	Community Bank System, Inc.	$6,708,000
30,000	Concho Resources, Inc.(b)	2,690,700
2,510,000	Crown Holdings, Inc.(b)(d)	110,013,300
501,000	CST Brands, Inc.(b)	16,337,610
29,000	Cullen/Frost Bankers, Inc.	2,089,160
230,000	Denbury Resources, Inc.(b)	4,025,000
55,000	Dover Corp.	4,710,200
30,000	Edwards Lifesciences Corp.(b)	2,141,400
200,000	Elizabeth Arden, Inc.(b)	8,212,000
1,027,000	Energizer Holdings, Inc.	104,548,600
200,000	EnPro Industries, Inc.(b)	11,366,000
154,000	Esterline Technologies Corp.(b)	12,541,760
631,389	Fiserv, Inc.(b)	60,764,877
125,000	Flotek Industries, Inc.(b)	2,447,500
1,825,000	Flowserve Corp.	103,441,000
147,500	Forum Energy Technologies, Inc.(b)	4,259,800
100,000	Fresh Market, Inc. (The)(b)	5,278,000
200,000	Genomic Health, Inc.(b)	7,128,000
144,754	Golden Star Resources Ltd.(b)	71,877
223,500	Guidewire Software, Inc.(b)	9,780,360
100,000	Haemonetics Corp.(b)	4,222,000
350,000	Harris Teeter Supermarkets, Inc.	17,213,000
563,519	Henry Schein, Inc.(b)	58,510,178
200,000	Hub Group, Inc. - Class A(b)	7,650,000
860,500	Hubbell, Inc. - Class B(d)	92,374,675
199,000	IDEX Corp.	11,870,350
21,000	IHS, Inc. - Class A(b)	2,305,380
29,000	Illumina, Inc.(b)	2,314,780
100,000	Independent Bank Corp.(d)	3,724,000
9,600	Indevus Pharmaceuticals, Inc.(b)(c)(d)	0
300,000	Integra LifeScience Holdings Corp.(b)(d)	11,817,000
9,184	International Minerals Corp.	17,079
81,000	Intuit, Inc.	5,177,520
21,000	Jack Henry & Associates, Inc.	1,014,299
34,081	Jaguar Mining, Inc.(b)	9,457
295,000	John Wiley & Sons, Inc. - Class A	13,313,350
80,500	K12, Inc.(b)	2,503,550
150,000	Kaydon Corp.	4,362,000
29,000	Kellogg Co.	1,920,960
500,000	Key Energy Services, Inc.(b)	3,170,000
200,000	Kodiak Oil & Gas Corp.(b)	1,942,000
150,000	Lancaster Colony Corp.(d)	12,454,500
150,000	Landstar System, Inc.	8,109,000
23,000	Life Technologies Corp.(b)	1,715,799
279,000	LogMein, Inc.(b)	8,291,880
350,000	Luminex Corp.(b)	6,968,500
20,000	MarketAxess Holdings, Inc.	1,033,999
450,000	Masimo Corp.(d)	10,480,500
19,000	Mead Johnson Nutrition Co.	1,383,959
175,000	Measurement Specialties, Inc.(b)(d)	8,711,500
74

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
87,000	MICROS Systems, Inc.(b)	$4,239,510
200,000	Mistras Group, Inc.(b)	3,362,000
61,000	Molson Coors Brewing Co. - Class B	3,053,660
677	Movie Gallery, Inc.(b)(c)(d)	0
806,705	MSC Industrial Direct Co., Inc. - Class A(d)	65,302,770
433,000	National Instruments Corp.	12,206,270
125,000	Navigators Group, Inc. (The)(b)(d)	7,245,000
2,836,746	NetApp, Inc.	116,646,996
400,000	Northern Oil and Gas, Inc.(b)	5,284,000
71,000	Northern Trust Corp.	4,156,340
400,000	NuVasive, Inc.(b)	9,128,000
15,000	Oil States International, Inc.(b)	1,458,449
1,519,200	Omnicom Group, Inc.	97,638,984
100,000	Owens & Minor, Inc.	3,596,000
14,000	Pall Corp.	979,439
47,000	Parker Hannifin Corp.	4,854,160
29,000	Pentair Ltd.	1,771,319
29,000	PetSmart, Inc.	2,123,380
150,000	PROS Holdings, Inc.(b)	4,923,000
193,000	Prosperity Bancshares, Inc.	11,390,860
100,000	Proto Labs, Inc.(b)	6,767,000
250,000	QLIK Technologies, Inc.(b)	7,830,000
398,000	Quality Systems, Inc.	9,102,260
61,488	Ram Power Corp.(b)	14,368
400,000	Raven Industries, Inc.(d)	12,264,000
106,700	RBC Bearings, Inc.(b)	5,853,562
565,000	RealPage, Inc.(b)(d)	11,390,400
58,000	Red Hat, Inc.(b)	3,002,660
750,000	Resolute Energy Corp.(b)	6,277,500
31,000	Rockwell Automation, Inc.	3,002,350
560,000	Rockwell Collins, Inc.	39,855,200
28,601,600	Samsonite International SA(d)	78,367,115
400,000	Sensient Technologies Corp.(d)	17,604,000
22,000	Sigma-Aldrich Corp.	1,838,319
200,000	Silgan Holdings, Inc.	9,648,000
87,496	Sims Metal Management Ltd.	707,814
350,000	Snyders-Lance, Inc.(d)	11,077,500
43,000	SolarWinds, Inc.(b)	1,526,069
51,900	Solera Holdings, Inc.	2,953,629
88,000	St. Jude Medical, Inc.	4,610,320
20,000	Standex International Corp.	1,180,599
250,000	STERIS Corp.	11,255,000
65,000	Strayer Education, Inc.	2,876,900
25,000	T Rowe Price Group, Inc.	1,881,000
100,000	Techne Corp.	7,374,000
135,000	Teleflex, Inc.	10,723,050
500,000	TETRA Technologies, Inc.(b)	5,060,000
94,886	Thompson Creek Metals Co, Inc.(b)	284,538
131,000	TIBCO Software, Inc.(b)	3,267,140
250,000	TreeHouse Foods, Inc.(b)(d)	17,747,500
450,000	Trimas Corp.(b)(d)	16,663,500
1,346,690	Tupperware Brands Corp.(d)	113,499,033

Shares		Value
UNITED STATES (continued)
350,000	UMB Financial Corp.(d)	$20,930,000
39,856	Ur-Energy, Inc.(b)	48,117
150,000	UTi Worldwide, Inc.	2,475,000
1,645,000	Varian Medical Systems, Inc.(b)(d)	119,262,500
250,000	VCA Antech, Inc.(b)	7,190,000
22,000	Verisk Analytics, Inc. - Class A(b)	1,415,919
500,000	Volcano Corp.(b)	9,985,000
180,000	Washington Trust Bancorp, Inc.(d)	5,821,200
500	WaterFurnace Renewable Energy, Inc.	11,360
1,131,151	Waters Corp.(b)(d)	114,178,382
169,000	West Pharmaceutical Services, Inc.	12,465,440
1,275,000	Western Digital Corp.	82,084,500
154,300	WEX, Inc.(b)	13,414,842
77,000	Whiting Petroleum Corp.(b)	3,963,190
200,000	Wolverine World Wide, Inc.	11,502,000
150,000	Woodward, Inc.	6,138,000
28,000	Zimmer Holdings, Inc.	2,337,440
		2,702,798,973

Total Common Stocks (Cost $4,058,639,066)		5,357,983,897

INVESTMENT COMPANY — 0.4%
21,673,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(f)	21,673,500

Total Investment Company (Cost $21,673,500)		21,673,500
75

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 10.0%
1,925,000	iShares Core S&P Small Cap ETF	$185,762,500
1,915,400	iShares MSCI EAFE Small Cap Index Fund	85,943,998
174,861	iShares MSCI Japan Small Cap Index Fund	8,750,044
310,000	iShares Russell Mid-Cap ETF	42,470,000
196,000	SPDR Russell Nomura Small Cap Japan Fund	9,315,880
1,525,000	SPDR S&P Emerging Markets Small Cap Fund	68,076,000
2,364,800	SPDR S&P International Small Cap Fund	72,197,344
400,000	Vanguard FTSE All World ex-US Small-Cap ETF	37,592,000
400,000	Vanguard Small-Cap ETF	40,028,000
1,300,000	WisdomTree Japan Hedged Equity Fund	58,695,000
160,000	WisdomTree Japan Small Cap Dividend Fund	7,676,800

Total Exchange Traded Funds (Cost $604,787,349)		616,507,566

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
30,218	National Bank of Greece SA Warrants, Expire 12/26/17(b)	27,658
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(d)	106
		106
Consumer Staples — 0.0%
6,411	Africa Israel Investments Ltd. Warrants, Expire 10/31/13(b)	300
1,519	Naturex Coupons, Expire 8/14/13(b)(d)	0
		300
Diversified Financials — 0.0%
3,720	Agasti Holding ASA Rights, Expire 7/29/13(b)	32
13	K&N Kenanga Holdings Berhad Rights, Expire 12/13/13(b)(c)(d)	0
		32
Health Care — 0.0%
505	Clal Biotechnology Industries Ltd. Warrants, Expire 8/5/14(b)	126

Shares		Value
Health Care (continued)
177,380	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)(d)	$136,699
9,812	Intercell AG Contingent Value Rights(b)(c)(d)	914
9,600	Ligand Pharmaceuticals Contingent Value Rights, Expire 12/23/12(b)(c)(d)	0
		137,739
Industrials — 0.0%
15	ACS Actividades de Construccion y Servicios SA Coupons, Expire 7/18/13(b)	24
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	43,922
105,592	Italian-Thai Development Public Co. Ltd. Rights, Expire 8/9/13(b)(d)	5,735
93,126	Polimex - Mostostal SA Rights, Expire 10/4/13(b)(d)	0
		49,681
Information Technology — 0.0%
3	SOITEC Rights, Expire 7/12/13(b)	0
265	Tower Semiconductor Ltd. Warrants, Expire 6/27/17(b)	154
		154
Materials — 0.0%
1,767	Duluth Exploration Ltd. Special Warrants, Expire 7/31/13(b)(c)(d)	0
17,506	Galaxy Resources Ltd. Rights, Expire 6/26/13(b)(c)(d)	1,180
17,274	Red 5 Ltd. Rights, Expire 8/20/13(b)(d)	2,096
		3,276
Real Estate — 0.0%
195,319	Bangkokland Public Co. Ltd. Warrants, Expire 7/2/18(b)	2,246
2,359	Cheuk Nang Holdings Ltd. Warrants, Expire 6/24/14(b)	745
		2,991
Telecommunication Services — 0.0%
5,007	Loxley Public Co. Ltd. Warrants(b)(d)	0

Total Rights/Warrants (Cost $4,860)		221,937
76

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.9%

Federal Home Loan Bank — 0.9%
$25,000,000	0.01%, 08/09/2013(g)	$24,999,945
14,000,000	0.01%, 08/13/2013(g)	13,999,953
5,400,000	0.02%, 08/21/2013(g)	5,399,940
5,000,000	0.02%, 08/21/2013(g)	4,999,944
4,000,000	0.03%, 08/19/2013(g)	3,999,950

Total U.S. Government Agencies (Cost $53,399,732)		53,399,732

U.S. GOVERNMENT SECURITIES — 0.7%

U.S. Treasury Bills — 0.7%
1,000,000	0.01%, 08/01/2013(g)	999,999
15,000,000	0.02%, 08/08/2013(g)	14,999,942
25,000,000	0.03%, 08/29/2013(g)	24,999,514

Total U.S. Government Securities (Cost $40,999,455)		40,999,455

Shares
CASH SWEEP — 1.3%
82,147,297	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	82,147,297

Total Cash Sweep (Cost $82,147,297)		82,147,297

TOTAL INVESTMENTS — 100.6% (Cost $4,861,651,259)(a)		$6,172,933,384

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(38,401,043)
NET ASSETS — 100.0%		$6,134,532,341

(a)	Cost for federal income tax purposes is $4,866,989,224 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,478,623,496
Unrealized depreciation	(172,679,336)
Net unrealized appreciation	$1,305,944,160

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,964,974, which is 0.03% of net assets and the cost is $4,230,946.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $613,105,243 or 9.99% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at July 31, 2013.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.3%
Consumer Discretionary	14.9%
Consumer Staples	5.5%
Diversified Financials	1.2%
Energy	4.2%
Health Care	12.9%
Industrials	18.0%
Information Technology	11.4%
Insurance	4.0%
Materials	9.3%
Real Estate	2.3%
Telecommunication Services	0.4%
Utilities	0.9%
Other*	12.7%
100%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
77

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 17.3%

AUSTRALIA — 0.2%
188,060	BC Iron Ltd.	$623,751
118,932	BHP Billiton Ltd.	3,703,094
729,770	Emeco Holdings Ltd.	163,989
1,603,100	Grange Resources Ltd.	266,576
50,460	Iluka Resources Ltd.	499,824
300,890	NIB Holdings Ltd.	603,116
217,310	NRW Holdings Ltd.	190,446
1,303,860	Roc Oil Co. Ltd.(b)	585,989
181,760	Skilled Group Ltd.	483,591
276,240	St Barbara Ltd.(b)	122,908
555,620	UXC Ltd.	576,830
1,137,090	Virgin Australia Holdings Ltd.(b)	465,044
142,280	Woolworths Ltd.	4,261,250
		12,546,408
BELGIUM — 0.1%
34,700	Colruyt SA	1,979,481
72,780	D’ieteren SA NV	3,304,573
		5,284,054
BERMUDA — 0.3%
79,739	Arch Capital Group Ltd.(b)	4,317,867
12,460	Everest Re Group Ltd.	1,663,784
700,000	Nabors Industries Ltd.	10,773,000
56,038	RenaissanceRe Holdings Ltd.	4,873,625
		21,628,276
BRAZIL — 0.0%
161,520	Brasil Brokers Participacoes SA	409,933
25,120	Cia Hering	337,158
31,610	Cosan SA Industria e Comercio	598,988
66,820	Equatorial Energia SA	546,838
45,640	Ez Tec Empreendimentos e Participacoes SA	547,156
24,480	Multiplus SA	332,538
88,340	OSX Brasil SA(b)	49,565
		2,822,176
CANADA — 0.5%
138,143	Allied Properties Real Estate Investment Trust	4,223,240
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
49,100	Barrick Gold Corp.	812,676
74,476	Boardwalk Real Estate Investment Trust, REIT	4,178,081
58,521	Canadian Imperial Bank of Commerce	4,440,212
50,612	Canadian National Railway Co.	5,058,736
255,400	First Capital Realty Inc.	4,247,135
200,000	Nevsun Resources Ltd.	670,000
180,695	RioCan Real Estate Investment Trust, REIT	4,282,072

Shares		Value
CANADA (continued)
207,142	Shaw Communications, Inc. - Class B	$5,148,803
		33,060,955
CHILE — 0.1%
6,728,961	Aguas Andinas SA - Class A	4,714,267
47,190	ENTEL Chile SA	779,689
		5,493,956
CHINA — 0.1%
1,380,000	China BlueChemical Ltd. - H Shares	637,011
1,396,000	Dongyue Group	539,997
581,255	Shandong Airlines Co. Ltd. - B Shares(c)	800,429
4,826,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares(c)	777,825
623,110	Shanghai Mechanical and Electrical Industry Co. Ltd. - B Shares	676,697
1,233,000	Travelsky Technology Ltd. - H Shares	961,840
		4,393,799
FINLAND — 0.1%
138,951	Sampo Oyj - A Shares	6,092,785
FRANCE — 0.4%
230,700	Etablissements Maurel et Prom	3,767,351
1,049,020	Natixis	5,352,000
54,984	Sanofi	5,864,287
54,411	Sodexo	4,970,013
16,500	Total SA - ADR	875,325
426,290	UBISOFT Entertainment(b)	6,504,824
		27,333,800
GERMANY — 0.1%
45,330	Bayerische Motoren Werke AG	4,437,839
14,668	Volkswagen AG	3,339,757
		7,777,596
HONG KONG — 0.3%
1,584,000	AMVIG Holdings Ltd.(c)	698,499
199,500	China Mobile Ltd.	2,122,176
14,140,000	China Power New Energy Development Co. Ltd.(b)	756,627
978,000	China Resources Cement Holdings Ltd.	529,630
1,548,000	Guangdong Investment Ltd.	1,253,474
1,100,000	Lee & Man Chemical Co. Ltd.(c)	460,957
1,728,400	Link REIT (The)	8,457,473
794,000	Pacific Textile Holdings Ltd.	948,017
2,212,000	Pico Far East Holdings Ltd.(c)	770,076
11,160,000	Shougang Concord International Enterprises Co. Ltd.(b)	518,026
78

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
1,850,000	Shougang Fushan Resources Group Ltd.	$605,885
1,050,000	TCL Multimedia Technology Holdings Ltd.	595,699
		17,716,539
INDIA — 0.0%
106,290	Gitanjali Gems Ltd.(b)	126,122
434,500	India Cements Ltd.(c)	370,152
185,240	Infotech Enterprises Ltd.(c)	549,277
		1,045,551
INDONESIA — 0.0%
1,656,500	AKR Corporindo Tbk PT	697,092
IRELAND — 0.4%
618,040	Seagate Technology Plc	25,284,016
ISRAEL — 0.1%
200,000	Teva Pharmaceutical Industries Ltd. - ADR	7,940,000
ITALY — 0.2%
448,210	ASTM SpA(b)(c)	5,104,137
71,600	DiaSorin SpA	3,015,719
453,770	Societa Iniziative Autostradali e Servizi SpA(c)	3,981,233
1,188,782	Terna Rete Elettrica Nazionale SpA	5,298,025
		17,399,114
JAPAN — 1.5%
30,300	Alfresa Holdings Corp.	1,505,561
4,501,000	ANA Holdings, Inc.	9,286,099
1	Aoyama Trading Co. Ltd.	25
23,000	Arcs Co. Ltd.	424,247
20,000	Asatsu-DK, Inc.	525,380
1,000	Bic Camera, Inc.	507,609
21,700	Calbee, Inc.	2,089,991
13,900	Central Japan Railway Co.	1,706,445
71,000	Chugoku Bank Ltd. (The)	923,848
36,000	Doshisha Co. Ltd.	507,037
46,000	East Japan Railway Co.	3,706,874
46,900	Exedy Corp.	1,266,027
30,400	Fields Corp.	495,541
28,000	Fuji Soft, Inc.	527,913
83,000	Fujitec Co. Ltd.	789,225
34,000	Goldcrest Co. Ltd.	822,306
22,000	G-Tekt Corp.	563,987
8,000	Hakuhodo DY Holdings, Inc.	551,527
17,000	Hamakyorex Co. Ltd.	559,953
32,800	Hisamitsu Pharmaceutical Co., Inc.	1,809,008
106,000	Hokuetsu Kishu Paper Co. Ltd.	456,869
1	Hoshizaki Electric Co. Ltd.	35
31,300	Itochu Techno-Solutions Corp.	1,241,962
1	Kaken Pharmaceutical Co. Ltd.	16
27,000	Kato Sangyo Co. Ltd.	568,348
535,389	Kewpie Corp.	8,251,476

Shares		Value
JAPAN (continued)
53,000	Konaka Co. Ltd.	$516,413
12,000	Kusuri No Aoki Co. Ltd.	909,407
1	KYORIN Holdings, Inc.	22
1	Lawson, Inc.	78
24,000	Macnica, Inc.	601,287
39,400	McDonald’s Holdings Co. Japan Ltd.	1,093,751
157,000	Mitsui-Soko Co. Ltd.	724,788
27,000	Nagawa Co. Ltd.(c)	441,222
40,000	NET One Systems Co. Ltd.	311,715
78,000	NGK Spark Plug Co. Ltd.	1,551,874
328,000	Nippon Express Co. Ltd.	1,551,057
40,000	Nippon Television Network Corp.	724,747
121,000	Nissan Tokyo Sales Holdings Co. Ltd.	389,286
80,900	Nomura Research Institute Ltd.	2,652,324
84,000	Okabe Co. Ltd.	903,401
25,700	Oracle Corp. Japan	1,002,696
22,100	Oriental Land Co. Ltd.	3,600,194
295,600	Otsuka Holdings Co. Ltd.	9,555,449
15,000	Relo Holdings, Inc.	735,369
523,750	Resona Holdings, Inc.	2,605,109
126,000	Riken Corp.	532,775
17,600	Ryohin Keikaku Co. Ltd.	1,544,112
116,000	San-Ai Oil Co. Ltd.(c)	445,470
43,400	Santen Pharmaceutical Co. Ltd.	1,894,955
90,000	Sanyo Denki Co. Ltd.	670,105
18,800	Sawai Pharmaceutical Co. Ltd.	2,281,115
31,000	SCSK Corp.	632,918
56,000	Showa Corp.	754,979
1,000	SKY Perfect JSAT Holdings, Inc.	524,972
885,100	Sumitomo Osaka Cement Co. Ltd.	2,874,699
1	Suzuken Co. Ltd.	31
69,000	Tadano Ltd.	1,010,581
204,000	Takara Leben Co. Ltd.	716,740
208,500	Toho Gas Co. Ltd.	1,043,458
20,000	Tokai Corp.	551,527
12,000	Token Corp.	632,418
50,000	Tokyo Broadcasting System Holdings, Inc.	662,854
888,000	Tokyo Gas Co. Ltd.	4,888,489
366,400	TonenGeneral Sekiyu KK	3,547,617
253,000	Tosoh Corp.	899,234
162,400	Toyo Construction Co. Ltd.	396,421
21,000	Toyo Tanso Co. Ltd.	343,172
54,000	Tsukui Corp.	539,945
1	Unipres Corp.	20
24,000	Universal Entertainment Corp.	473,823
77,400	West Japan Railway Co.	3,272,761
88,400	Yamazaki Baking Co. Ltd.	1,043,718
35,000	Yellow Hat Ltd.	664,539
		101,800,946
79

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
JERSEY CHANNEL ISLANDS — 0.0%
1,850,620	Highland Gold Mining Ltd.(c)	$1,794,737
MALAYSIA — 0.3%
680,800	Hap Seng Plantations Holdings Berhad	564,535
2,405,029	Maxis Berhad	5,271,195
972,330	Public Bank Berhad	5,173,371
499,600	Ta Ann Holdings Berhad(c)	591,388
2,194,900	Telekom Malaysia Berhad	3,565,698
1,281,307	UMW Holdings Berhad	5,474,388
		20,640,575
MEXICO — 0.0%
1,258,810	Desarrolladora Homex SAB de CV(b)	371,550
NETHERLANDS — 0.1%
69,821	Heineken NV	4,904,413
NEW ZEALAND — 0.0%
730,620	New Zealand Oil & Gas Ltd.(c)	487,263
NORWAY — 0.2%
303,375	Gjensidige Forsikring ASA	4,697,761
179,377	Statoil ASA	3,890,236
69,340	Yara International ASA	3,113,522
		11,701,519
PAKISTAN — 0.0%
568,190	Engro Corp. Ltd.(b)	903,137
1,657,640	Fauji Fertilizer Bin Qasim Ltd.	673,128
1,246,000	HUB Power Co.	830,136
		2,406,401
POLAND — 0.0%
70,700	Grupa Lotos SA(b)	733,279
13,870	KGHM Polska Miedz SA	481,688
346,440	Synthos SA	476,921
179,580	Zaklady Chemiczne Police SA(c)	1,426,549
		3,118,437
PORTUGAL — 0.1%
1,332,670	Portucel SA(c)	4,719,518
685,980	Portugal Telecom SGPS SA	2,620,062
		7,339,580
PUERTO RICO — 0.1%
124,680	OFG Bancorp	2,302,840
64,710	Triple-S Management Corp. - Class B(b)	1,408,090
		3,710,930
SINGAPORE — 0.4%
200,000	Avago Technologies Ltd.	7,336,000
4,391,814	Mapletree Commercial Trust, REIT	4,112,412
800,000	Metro Holdings Ltd.	563,402
5,207,279	Singapore Post Ltd.	5,388,183

Shares		Value
SINGAPORE (continued)
1,500,418	Singapore Press Holdings Ltd.	$5,183,015
1,152,000	Stamford Land Corp. Ltd.(c)	507,629
1,560,036	StarHub Ltd.	5,401,234
		28,491,875
SOUTH AFRICA — 0.2%
304,640	Aeci Ltd.(c)	3,605,470
1	AngloGold Ashanti Ltd.	13
192,922	Bidvest Group Ltd.	4,771,278
22,600	Gold Fields Ltd.	134,012
974,490	Sanlam Ltd.	4,694,897
72,200	Sibanye Gold Ltd.(b)	55,547
		13,261,217
SOUTH KOREA — 0.0%
67,000	Daishin Securities Co. Ltd.	531,384
54,550	Halla Engineering & Construction Corp.	285,514
7,930	Kia Motors Corp.	449,644
11,510	Korean Air Lines Co. Ltd.(b)	288,922
5,030	Kumho Petrochemical Co. Ltd.	402,069
3,010	OCI Co. Ltd.	446,105
17,440	Seah Besteel Corp.	492,109
		2,895,747
SPAIN — 0.0%
64,440	Acciona SA	3,028,341
SWEDEN — 0.1%
172,951	Investor AB - B Shares	5,205,923
SWITZERLAND — 0.3%
44,200	Allied World Assurance Co. Holdings AG	4,183,530
4,222	Givaudan SA	5,880,553
70,176	Nestle SA	4,754,482
52,624	PSP Swiss Property AG	4,637,190
		19,455,755
TAIWAN — 0.2%
854,900	Chunghwa Telecom Co. Ltd.	2,734,061
2,002,200	Compal Electronics, Inc.	1,388,817
1,699,000	Continental Holdings Corp.	628,913
914,000	Formosa Advanced Technologies Co. Ltd.(c)	548,647
69,000	HTC Corp.	367,015
1	Macronix International(b)	0
1,345,000	Micro-Star International Co. Ltd.	798,393
500,000	Silicon Motion Technology Corp. - ADR	5,970,000
408,000	Taiwan Prosperity Chemical Corp.	408,184
67,700	TPK Holding Co. Ltd.	795,833
4,444,000	Winbond Electronics Corp.(b)	982,566
		14,622,429
80

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
THAILAND — 0.1%
408,300	Advanced Info Service Public Co. Ltd. - FOR(c)	$3,717,748
390,800	Bangchak Petroleum Public Co. Ltd.	430,754
		4,148,502
TURKEY — 0.0%
2	Enka Insaat ve Sanayi AS	6
271,730	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	440,730
		440,736
UNITED KINGDOM — 0.5%
95,639	British American Tobacco Plc	5,100,942
1,377,810	Carphone Warehouse Group Plc(c)	5,093,298
164,282	Diageo Plc	5,133,267
108,498	Lancashire Holdings Ltd.	1,331,983
370,590	Mondi Plc	5,519,247
74,865	Reckitt Benckiser Group Plc	5,328,872
87,300	Smith & Nephew Plc	1,041,863
124,683	Unilever Plc	5,062,433
353,165	WM Morrison Supermarkets Plc	1,553,206
		35,165,111
UNITED STATES — 10.3%
48,873	3M Co.	5,739,156
69,500	Abbott Laboratories	2,545,785
225,000	Abercrombie & Fitch Co. - Class A	11,220,750
387,300	Activision Blizzard, Inc.	6,963,654
35,040	Allstate Corp. (The)	1,786,339
1,165,240	American International Group, Inc.(b)	53,030,072
28,210	America’s Car-Mart, Inc.(b)	1,220,929
24,010	Ameriprise Financial, Inc.	2,136,890
23,100	Amgen, Inc.	2,501,499
15,030	Apache Corp.	1,206,157
139,000	Apple, Inc.	62,897,500
124,460	Applied Materials, Inc.	2,029,943
36,940	Arrow Electronics, Inc.(b)	1,686,311
26,060	Ascent Capital Group, Inc. - Class A(b)	2,025,123
100,000	Auxilium Pharmaceuticals, Inc.(b)	1,836,000
1,847,800	Bank of America Corp.	26,977,880
59,420	Bank of New York Mellon Corp. (The)	1,868,759
100,000	Baxter International, Inc.	7,304,000
57,190	Becton Dickinson & Co.	5,931,747
84,800	Blucora, Inc.(b)	1,696,000
96,100	BMC Software, Inc.(b)	4,417,717
219,390	Brocade Communications Systems, Inc.(b)	1,461,137
169,390	Brooks Automation, Inc.	1,663,410
139,200	Campbell Soup Co.	6,514,560
51,340	CF Industries Holdings, Inc.	10,063,153

Shares		Value
UNITED STATES (continued)
32,300	Chemed Corp.	$2,280,057
17,940	Chubb Corp. (The)	1,551,810
550,000	Cirrus Logic, Inc.(b)	10,604,000
158,200	Cisco Systems, Inc.	4,042,010
200,000	Citigroup, Inc.	10,428,000
129,857	Clorox Co. (The)	11,159,911
136,840	CNO Financial Group, Inc.	1,954,075
124,500	Coach, Inc.	6,614,685
54,280	Coeur d’Alene Mines Corp.(b)	727,895
92,496	Colgate-Palmolive Co.	5,537,736
85,070	Computer Task Group, Inc.	1,582,302
56,018	Consolidated Edison, Inc.	3,355,478
25,020	Contango Oil & Gas Co.	967,273
76,070	Crocs, Inc.(b)	1,039,877
52,440	Delek US Holdings, Inc.	1,586,310
246,500	Dell, Inc.	3,123,155
43,880	Deluxe Corp.	1,799,519
272,040	Denny’s Corp.(b)	1,547,908
72,580	Destination Maternity Corp.	2,181,755
125,000	Dollar General Corp.(b)	6,833,750
30,330	Dr Pepper Snapple Group, Inc.	1,417,624
124,600	El Paso Pipeline Partners LP	5,178,376
73,720	Employers Holdings, Inc.	1,938,099
39,050	ePlus, Inc.(c)	2,479,284
263,300	Family Dollar Stores, Inc.	18,104,508
547,300	Freeport-McMoRan Copper & Gold, Inc.	15,477,644
72,600	FTI Consulting, Inc.(b)	2,705,076
1,600	GameStop Corp. - Class A	78,496
119,073	General Mills, Inc.	6,191,796
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
200,000	Gentiva Health Services, Inc.(b)	2,148,000
700,000	Genworth Financial, Inc. - Class A(b)	9,093,000
35,200	Gilead Sciences, Inc.(b)	2,163,040
11,500	Goldman Sachs Group, Inc. (The)	1,886,345
300	Hewlett-Packard Co.	7,704
166,080	hhgregg, Inc.(b)	2,605,795
134,010	HollyFrontier Corp.	6,104,155
106,580	IDACORP, Inc.	5,624,227
424,900	Intel Corp.	9,900,170
200,000	Intrepid Potash, Inc.	2,556,000
175,510	iStar Financial, Inc.(b)	1,993,794
32,900	Jack in the Box, Inc.(b)	1,318,961
375,000	KBR, Inc.	11,730,000
84,496	Kellogg Co.	5,597,015
163,037	Kimberly-Clark Corp.	16,108,056
817,560	Kulicke & Soffa Industries, Inc.(b)	9,540,925
17,600	Lancaster Colony Corp.	1,461,328
130,290	Landec Corp.(b)	1,966,076
48,230	Legacy Reserves LP	1,308,480
51,100	Legg Mason, Inc.	1,757,329
32,320	Lincoln Electric Holdings, Inc.	1,908,173
81

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
55,140	Lincoln National Corp.	$2,297,684
24,920	Littelfuse, Inc.	1,993,351
100,000	Marathon Petroleum Corp.	7,333,000
79,502	McCormick & Co., Inc.	5,693,138
52,440	McDonald’s Corp.	5,143,315
350,000	MGM Resorts International(b)	5,708,500
43,800	Microsoft Corp.	1,394,154
450,000	Morgan Stanley	12,244,500
250,000	Mosaic Co. (The)	10,272,500
57,130	NASDAQ OMX Group, Inc. (The)	1,851,012
29,580	National Healthcare Corp.(c)	1,420,727
57,060	Nelnet, Inc. - Class A	2,218,493
11,890	Netflix, Inc.(b)	2,903,776
355,000	Newmont Mining Corp.	10,650,000
141,840	Nexstar Broadcasting Group, Inc. - Class A	5,111,914
73,450	Northern Oil and Gas, Inc.(b)	970,274
20,020	Northrop Grumman Corp.	1,843,041
100,000	Nu Skin Enterprises, Inc. - Class A	8,364,000
2,600	NVIDIA Corp.	37,518
257,500	Occidental Petroleum Corp.	22,930,375
26,550	Outerwall, Inc.(b)	1,466,887
39,470	Patterson Cos., Inc.	1,613,928
151,397	Paychex, Inc.	5,971,098
156,800	People’s United Financial, Inc.	2,352,000
69,515	PepsiCo, Inc.	5,807,283
97,700	Plains All American Pipeline LP	5,201,548
36,283	PPG Industries, Inc.	5,821,245
170,000	PPL Corp.(b)	9,261,600
65,579	Procter & Gamble Co. (The)	5,265,994
47,580	Protective Life Corp.	2,061,641
154,920	Provident New York Bancorp	1,680,882
100,000	QUALCOMM, Inc.	6,455,000
106,600	Resources Connection, Inc.	1,417,780
45,940	Royal Caribbean Cruises Ltd.	1,749,855
135,340	Rudolph Technologies, Inc.(b)	1,671,449
187,870	SandRidge Energy, Inc.(b)	1,018,255
40,450	Schweitzer-Mauduit International, Inc.	2,189,963
19,217	Silver Bay Realty Trust Corp., REIT	309,202
560,910	Sirius XM Radio, Inc.	2,092,194
83,550	SLM Corp.	2,064,520
112,690	Spectrum Pharmaceuticals, Inc.	951,104
101,180	St. Jude Medical, Inc.	5,300,820
31,500	State Street Corp.	2,194,605
20,150	Strayer Education, Inc.	891,839
30,600	Sunoco Logistics Partners LP	1,863,846
116,960	Systemax, Inc.(c)	1,126,325
5,923	Terra Nitrogen Co. LP	1,290,029
33,720	Tesoro Corp.	1,916,982
40,350	Thor Industries, Inc.	2,180,918
31,580	Time Warner, Inc.	1,966,171
39,600	TJX Cos., Inc.	2,060,784

Shares		Value
UNITED STATES (continued)
37,520	Transmontaigne Partners LP	$1,577,716
78,040	Tredegar Corp.	2,341,980
393,600	Two Harbors Investment Corp., REIT	3,947,808
61,520	Unisys Corp.(b)	1,595,829
55,381	United Technologies Corp.	5,846,572
24,850	United Therapeutics Corp.(b)	1,859,774
155,100	Vaalco Energy, Inc.(b)	961,620
571,520	Vonage Holdings Corp.(b)	1,840,294
69,010	W&T Offshore, Inc.	1,124,173
13,700	Wal-Mart Stores, Inc.	1,067,778
1,180,400	Weatherford International Ltd.(b)	16,478,384
140,000	Western Digital Corp.	9,013,200
2,540	White Mountains Insurance Group Ltd.	1,518,920
17,900	World Acceptance Corp.(b)	1,490,712
36,000	WR Berkley Corp.	1,525,320
47,900	Yahoo!, Inc.(b)	1,345,511
		707,382,813

Total Common Stocks (Cost $1,103,842,495)		1,188,890,917

EXCHANGE TRADED FUNDS — 0.5%

UNITED STATES — 0.5%
264,800	iShares FTSE China 25 Index Fund	9,069,400
384,960	iShares MSCI Canada Index Fund	10,636,445
300	iShares MSCI EAFE Index Fund	18,111
106,900	iShares MSCI Germany Index Fund	2,812,539
100,000	iShares MSCI South Korea Index Fund	5,583,000
5,000	SPDR Gold Shares	639,800
50,000	SPDR S&P 500 ETF Trust	8,433,000

Total Exchange Traded Funds (Cost $35,570,945)		37,192,295

RIGHTS/WARRANTS — 0.0%

ITALY — 0.0%
448,210	ASTM SpA, Rights, Expires 08/23/13(b)(c)	980

Total Rights/Warrants (Cost $0)		980

Principal Amount		Value
BANK LOANS — 1.3%

UNITED STATES — 1.3%
$1,000,000	AlixPartners LLP, Recapitalization Term B-2 Loan, 4.00%, 11/30/19(e)	1,016,250
82

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$2,000,000	AlixPartners LLP, Recapitalization Term Loan, 8.00%, 06/30/19(e)	$2,023,334
150,000	Allflex Holdings III, Inc., Initial Term Loan (First Lien), 3.25%, 06/07/21(e)	150,656
1,975,025	Allison Transmission, Inc., Term B-3 Loan, 3.25%, 08/23/19(e)	1,990,312
5,005,860	Asurion LLC, Incremental Tranche B-1 Term Loan, 3.25%, 05/24/19(e)	5,002,286
1,713,830	Bausch & Lomb, Inc., New Parent Term Loan, 3.00%, 05/18/19(c)(e)	1,712,973
5,750,000	Bausch & Lomb, Inc., Term Loan Facility, 5.25%, 05/31/18(e)	5,750,000
1,488,750	Cannery Casino Resorts LLC, Term Loan (First Lien), 4.75%, 06/12/18(c)(e)	1,491,541
7,200,000	Cheasapeake Energy Corp., Term Loan, 4.50%, 12/02/17(e)	7,372,800
2,189,000	Compass Investors, Inc., Initial Term Loan, 4.00%, 05/04/14(e)	2,205,417
2,905,280	Cumulus Media Holdings, Inc., Term Loan (Second Lien), 6.00%, 09/16/19(e)	2,970,648
250,000	Four Seasons Holdings, Inc., Term Loan (First Lien), 3.25%, 03/26/15(e)	252,812
1,000,000	Four Seasons Holdings, Inc., Term Loan (Second Lien), 5.25%, 12/13/20(e)	1,020,000
1,500,000	Gardner Denver, Inc., Term Loan B, 8.00%, 08/15/20(e)	1,504,584
2,241,244	Getty Images, Inc., Initial Term Loan, 3.50%, 10/03/19(e)	2,241,945
6,150,000	Harvey Gulf LLC, Term Loan B, 4.50%, 06/14/20(e)	6,234,562
3,000,000	Herff Jones, Inc., Term Loan B, 4.50%, 06/05/19(e)	2,986,251
1,112,905	Infor US, Inc., Tranche B-2 Term Loan, 4.00%, 04/05/18(e)	1,118,469
1,347,250	Integra Telecom Holdings, Inc., Replacement Term Loan, 4.00%, 02/22/19(e)	1,360,723
1,250,000	Kronos, Inc., Initial Term Loan (Second Lien), 8.50%, 04/26/20(e)	1,289,063

Principal Amount		Value
UNITED STATES (continued)
$1,500,000	MacDermid, Inc., Tranche B Term Loan (First Lien), 3.00%, 06/06/20(e)	$1,507,500
250,000	MacDermid, Inc., Tranche B Term Loan (First Lien), 6.75%, 12/07/20(e)	250,000
4,558,767	MRC Global, Inc., Term Loan, 4.75%, 10/24/19(e)	4,598,656
1,350,000	Media General, Inc., Term Loan (First Lien), 4.75%, 07/08/20(e)	1,336,500
845,750	MGM Resorts International, Term Loan B, 2.50%, 12/20/19(e)	846,272
1,250,000	National Financial Partners Corp., Term B Loan, 4.25%, 04/14/20(e)	1,251,173
1,500,000	Neiman Marcus Group, Inc. (The), Term Loan, 3.00%, 05/16/18(e)	1,502,813
4,750,000	Nuveen Investments, Inc., Tranche B Term Loan (Second Lien), 5.25%, 02/28/19(e)	4,750,000
550,000	OXEA S.à r.l., Term Loan (Second Lien), 7.25%, 07/15/20(e)	551,375
2,000,000	OXEA S.à r.l., Tranche B-2 Term Loan (First Lien), 3.25%, 12/06/19(e)	2,020,000
2,225,114	Peninsula Gaming LLC, Term B Loan, 3.25%, 07/03/17(e)	2,235,047
1,042,278	Rexnord LLC/RBS Global, Inc., Replacement Term Loan, 2.75%, 04/04/18(e)	1,045,665
1,237,523	Savers, Inc, New Term Loan, 3.75%, 07/09/19(e)	1,247,114
2,000,000	Scientific Games International, Inc., Term Loan B, 0.01%, 06/30/15(e)	1,992,142
1,000,000	Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 3.25%, 06/10/18(e)	1,007,500
1,250,000	Springer Science Business Media, Term Loan B, 0.01%, 07/23/20(e)	1,232,813
2,996,250	Station Casinos, Inc., Term Loan B, 4.00%, 02/13/20(e)	3,019,258
2,000,000	Toys R US, Term Loan B, 0.01%, 05/25/18(e)	1,981,428
1,000,000	TWCC Holding Corp., Term Loan (Second Lien), 6.00%, 12/01/20(e)	1,022,500
83

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$1,371,562		Univision Communications, Inc., Incremental Term Loan, 3.00%, 03/01/20(e)	$1,365,929
1,775,296		US Foods, Inc., Incremental Term Loan, 3.50%, 05/31/19(e)	1,776,628
265,386		Valeant Pharmaceuticals International, Inc., Series D-1 Tranche B Term Loan, 2.75%, 02/13/19(e)	267,706
2,970,056		WideOpenWest Finance LLC, Term Loan B, 3.75%, 07/12/18(e)	2,995,219
997,481		Zayo Group LLC, Term Loan, 3.50%, 06/14/19(e)	1,004,183

Total Bank Loans (Cost $89,260,411)			90,502,047

CORPORATE BONDS — 18.3%

AUSTRALIA — 0.1%
2,750,000		FMG Resources Pty Ltd., 7.00%, 11/01/15(f)	2,811,875
4,200,000		FMG Resources Pty Ltd., 8.25%, 11/01/19(f)	4,431,000
1,050,000		FMG Resources Pty Ltd., 6.88%, 04/01/22(f)	1,039,500
			8,282,375
AUSTRIA — 0.0%
5,218,000	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	0
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(n)	4,915,000
BERMUDA — 0.1%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(j)	1,101,625
5,500,000		Seadrill Ltd., 5.63%, 09/15/17(f)	5,527,500
			6,629,125
CANADA — 0.6%
1,500,000		Cascades, Inc., 7.75%, 12/15/17	1,575,000
1,250,000		Cascades, Inc., 7.88%, 01/15/20	1,318,750
4,000,000		Lightstream Resources, Ltd., 8.63%, 02/01/20(f)	3,900,000
4,750,000		Mood Media Corp., 9.25%, 10/15/20(f)	4,512,500

Principal Amount		Value
CANADA (continued)
$7,000,000	Petrominerales Ltd., Cnv., 3.25%, 06/12/17(n)	$5,274,500
1,750,000	Precision Drilling Corp., 6.63%, 11/15/20	1,837,500
3,250,000	Precision Drilling Corp., 6.50%, 12/15/21	3,428,750
1,000,000	Quebecor Media, Inc., 7.75%, 03/15/16	1,016,250
4,000,000	Quebecor Media, Inc., 5.75%, 01/15/23	3,910,000
7,000,000	Silver Standard Resources, Inc., Cnv., 2.88%, 02/01/33(f)	5,582,500
2,500,000	Telesat Canada/Telesat LLC, 6.00%, 05/15/17(f)	2,550,000
1,171,000	Videotron Ltd., 9.13%, 04/15/18	1,229,550
1,300,000	VPII Escrow Corp., 6.75%, 08/15/18(f)	1,371,500
4,150,000	VPII Escrow Corp., 7.50%, 07/15/21(f)	4,450,875
		41,957,675
CAYMAN ISLANDS — 0.2%
4,000,000	Polarcus Ltd., Cnv., 2.88%, 04/27/16	3,950,000
4,000,000	Siem Industries, Inc., Cnv., 1.00%, 09/12/19(n)	3,815,200
3,050,000	UPCB Finance V Ltd., 7.25%, 11/15/21(f)	3,286,375
2,950,000	UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	3,127,000
		14,178,575
FRANCE — 0.1%
3,175,000	Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	3,254,375
225,000	Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	236,250
1,100,000	Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	1,127,500
		4,618,125
GERMANY — 0.0%
2,725,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(f)	2,650,062
HONG KONG — 0.0%
9,700,000	China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(h)(j)	1,133,154
84

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
IRELAND — 0.1%
$2,000,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	$2,170,000
600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(f)	638,250
2,900,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	3,132,000
			5,940,250
LUXEMBOURG — 0.4%
4,732,000		ArcelorMittal, 5.75%, 08/05/20	4,737,915
3,350,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20	3,626,375
1,700,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,850,875
4,250,000		Intelsat Jackson Holdings SA, 5.50%, 08/01/23(f)	4,080,000
1,700,000		Intelsat Luxembourg SA, 6.75%, 06/01/18(f)	1,776,500
550,000		Pacific Drilling SA, 5.38%, 06/01/20(f)	539,000
1,250,000		Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(f)	1,309,375
6,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(n)	5,800,200
			23,720,240
NETHERLANDS — 0.3%
8,000,000	(g)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	10,978,076
3,750,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,003,125
5,000,000	(g)	Volkswagen International Finance NV, Cnv., 5.50%, 11/09/15(f)	7,556,407
			22,537,608
PUERTO RICO — 0.1%
4,250,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	4,659,063
SOUTH AFRICA — 0.2%
119,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	15,499,975

SOUTH KOREA — 0.1%
28,890,000	(g)	Export-Import Bank of Korea, 1.45%, 05/19/14(f)	4,432,337

Principal Amount		Value
SWITZERLAND — 0.0%
$2,500,000	Dufry Finance SCA, 5.50%, 10/15/20(f)	$2,562,885
UNITED STATES — 15.9%
4,250,000	ACCO Brands Corp., 6.75%, 04/30/20	4,361,563
2,500,000	ADS Waste Holdings, Inc., 8.25%, 10/01/20(f)	2,631,250
2,000,000	Alere, Inc., 6.50%, 06/15/20(f)	2,045,000
15,000,000	Alere, Inc., Cnv., 3.00%, 05/15/16	15,778,125
1,500,000	Allbritton Communications Co., 8.00%, 05/15/18	1,621,875
2,750,000	Alliance Data Systems Corp., 5.25%, 12/01/17(f)	2,873,750
4,250,000	Alliance Data Systems Corp., 6.38%, 04/01/20(f)	4,483,750
2,500,000	Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,668,750
2,250,000	AMC Networks, Inc., 7.75%, 07/15/21	2,520,000
5,250,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	5,591,250
1,750,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	1,828,750
6,100,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	6,511,750
17,000,000	Annaly Capital Management, Inc., Cnv., REIT, 5.00%, 05/15/15	17,201,875
1,000,000	Apollo Investment Corp., Cnv., 5.75%, 01/15/16	1,061,250
6,000,000	Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,378,750
5,000,000	Ares Capital Corp., Cnv., 4.38%, 01/15/19(f)	4,956,250
4,750,000	Ashtead Capital, Inc., 6.50%, 07/15/22(f)	5,046,875
5,000,000	Auxilium Pharmaceuticals, Inc., Cnv., 1.50%, 07/15/18	5,059,375
4,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	4,370,000
4,400,000	Belden, Inc., 5.50%, 09/01/22(f)	4,378,000
3,500,000	Bill Barrett Corp., 7.63%, 10/01/19	3,710,000
1,000,000	Bill Barrett Corp., 7.00%, 10/15/22	1,020,000
4,650,000	Biomet, Inc., 6.50%, 08/01/20	4,882,500
85

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,350,000	Biomet, Inc., 6.50%, 10/01/20	$1,385,437
5,000,000	BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18(f)	5,165,625
1,250,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	1,320,312
3,200,000	Boyd Gaming Corp., 7.13%, 02/01/16	3,192,000
1,050,000	Boyd Gaming Corp., 9.13%, 12/01/18	1,118,250
1,500,000	Building Materials Corp. of America, 6.75%, 05/01/21(f)	1,605,000
900,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,001,250
1,000,000	Cablevision Systems Corp., 8.00%, 04/15/20	1,130,000
3,000,000	Cablevision Systems Corp., 5.88%, 09/15/22	2,985,000
10,000,000	Cadence Design Systems, Inc., Series B, Cnv., 1.50%, 12/15/13	9,962,500
1,200,000	Calpine Corp., 7.88%, 07/31/20(f)	1,302,000
4,300,000	Calpine Corp., 7.50%, 02/15/21(f)	4,601,000
5,750,000	Catalent Pharma Solutions, Inc., 7.88%, 10/15/18(f)	5,764,375
1,000,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(f)	1,162,500
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,077,500
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	2,825,625
1,225,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,252,562
1,025,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	955,813
844,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	922,070
4,200,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	4,609,500
4,000,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21(f)	3,910,000
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,035,000
4,700,000	CenturyLink, Inc., 5.80%, 03/15/22	4,676,500
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21(c)	1,055,000

Principal Amount		Value
UNITED STATES (continued)
$4,500,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 09/15/20(f)	$4,646,250
250,000	Chaparral Energy, Inc., 8.25%, 09/01/21	264,375
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22	2,045,000
3,500,000	Choice Hotels International, Inc., 5.75%, 07/01/22	3,675,000
19,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	18,406,250
4,000,000	Cimarex Energy Co., 5.88%, 05/01/22	4,140,000
2,500,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	2,618,750
950,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	988,000
450,000	CIT Group, Inc., 4.25%, 08/15/17	460,125
1,150,000	CIT Group, Inc., 5.25%, 03/15/18	1,221,875
1,400,000	CIT Group, Inc., 5.00%, 08/15/22	1,387,750
2,000,000	Clean Harbors, Inc., 5.25%, 08/01/20	2,050,000
1,500,000	Clean Harbors, Inc., 5.13%, 06/01/21	1,530,000
2,900,000	CommScope Holding Co., Inc., 6.63% cash or 7.375% payment-in-kind interest, 06/01/20(f)(k)	2,885,500
4,100,000	CommScope, Inc., 8.25%, 01/15/19(f)	4,499,750
9,500,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(c)	9,814,687
1,000,000	Crown Castle International Corp., 7.13%, 11/01/19	1,077,500
3,500,000	Crown Castle International Corp., 5.25%, 01/15/23	3,368,750
500,000	CSC Holdings LLC, 6.75%, 11/15/21	547,500
8,809,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(c)(f)	10,350,575
5,000,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	5,087,500
2,750,000	DaVita, Inc., 6.63%, 11/01/20	2,935,625
4,250,000	DaVita, Inc., 5.75%, 08/15/22	4,308,437
3,000,000	Del Monte Corp., 7.63%, 02/15/19	3,135,000
2,250,000	Delphi Corp., 6.13%, 05/15/21	2,458,125
86

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$7,000,000	DFC Global Corp., Cnv., 3.25%, 04/15/17(f)	$7,223,125
5,000,000	Digital River, Inc., Cnv., 2.00%, 11/01/30	4,956,250
4,950,000	DISH DBS Corp., 6.75%, 06/01/21	5,247,000
1,550,000	DISH DBS Corp., 5.88%, 07/15/22	1,546,125
9,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	9,860,625
1,000,000	Endo Health Solutions, Inc., 7.00%, 07/15/19	1,045,000
1,500,000	Endo Health Solutions, Inc., 7.00%, 12/15/20	1,567,500
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,285,000
4,250,000	Exterran Holdings, Inc., 7.25%, 12/01/18	4,510,312
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,575,000
250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	252,500
5,000,000	Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,393,750
3,000,000	Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20(f)	2,962,500
884,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	967,980
900,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(f)	952,875
2,150,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/22(f)	2,268,250
2,950,000	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(f)	3,112,250
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,160,500
2,750,000	Frontier Communications Corp., 8.50%, 04/15/20	3,052,500
1,900,000	Frontier Communications Corp., 7.13%, 01/15/23	1,881,000
5,000,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,318,750
799,000	FTI Consulting, Inc., 6.00%, 11/15/22	817,976
1,625,000	FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18(f)	1,771,250
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,350,000

Principal Amount		Value
UNITED STATES (continued)
$1,650,000	General Cable Corp., 5.75%, 10/01/22(f)	$1,612,875
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,635,000
1,150,000	Geo Group, Inc. (The), 7.75%, 10/15/17	1,204,625
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	3,035,250
3,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	3,894,000
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	743,750
4,000,000	Greenbrier Cos., Inc., Cnv., 3.50%, 04/01/18	4,102,500
3,750,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(f)	3,656,250
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,894,375
5,200,000	Griffon Corp., Cnv., 4.00%, 01/15/17(c)(f)	5,671,250
4,500,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	4,815,000
3,000,000	Hanesbrands, Inc., 6.38%, 12/15/20	3,288,750
1,750,000	HCA Holdings, Inc., 6.25%, 02/15/21	1,815,625
1,000,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,087,500
1,250,000	HCA, Inc., 6.50%, 02/15/20	1,376,563
1,100,000	HCA, Inc., 7.50%, 02/15/22	1,240,250
2,500,000	HCA, Inc., 5.88%, 03/15/22	2,643,750
350,000	HCA, Inc., 5.88%, 05/01/23	353,500
3,500,000	HDTFS, Inc., 6.25%, 10/15/22	3,710,000
4,000,000	Hertz Corp. (The), 5.88%, 10/15/20	4,220,000
3,000,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(f)	3,150,000
4,500,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	4,702,500
17,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	18,659,375
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,575,000
1,250,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,328,125
6,250,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	6,765,625
87

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$7,000,000	IAS Operating Partnership LP, Cnv., REIT, 5.00%, 03/15/18(f)	$6,475,000
7,500,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	8,470,312
4,750,000	Infor US, Inc., 9.38%, 04/01/19	5,308,125
20,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	19,700,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,072,000
1,400,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	1,464,750
3,600,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20	3,780,000
3,000,000	Jarden Corp., 7.50%, 05/01/17	3,348,750
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,073,750
500,000	JMC Steel Group, 8.25%, 03/15/18(f)	497,500
4,500,000	Jo-Ann Stores, Inc., 8.13%, 03/15/19(f)	4,623,750
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	2,940,000
10,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35(c)	10,731,250
5,000,000	Level 3 Financing, Inc., 8.13%, 07/01/19	5,425,000
2,000,000	Level 3 Financing, Inc., 7.00%, 06/01/20	2,075,000
2,500,000	Levi Strauss & Co., 7.63%, 05/15/20	2,750,000
3,500,000	Levi Strauss & Co., 6.88%, 05/01/22	3,850,000
33,500,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	20,351,250
2,000,000	LIN Television Corp., 6.38%, 01/15/21	2,080,000
1,000,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19	972,500
4,500,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21	4,545,000
16,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	16,685,625
3,250,000	Lynx I Corp., 5.38%, 04/15/21(f)	3,290,625
600,000	Lynx II Corp., 6.38%, 04/15/23(f)	615,750

Principal Amount		Value
UNITED STATES (continued)
$1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	$1,077,500
500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	535,000
2,400,000	MedAssets, Inc., 8.00%, 11/15/18	2,574,000
4,500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 04/01/23	4,533,750
2,000,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	2,190,000
1,000,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22	1,065,000
11,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	10,202,500
900,000	MGM Resorts International, 7.63%, 01/15/17	1,012,500
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,107,500
3,250,000	Michael Foods, Inc., 9.75%, 07/15/18	3,575,000
2,016,000	Michaels Stores, Inc., 11.38%, 11/01/16	2,101,700
2,750,000	Michaels Stores, Inc., 7.75%, 11/01/18	2,980,313
4,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	4,710,000
1,825,000	MPH Intermediate Holding Co. 2, 8.38% cash or 9.13% payment-in-kind interest, 08/01/18(f)(k)	1,863,781
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,469,375
4,300,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	4,762,250
2,990,000	Murray Energy Corp., 8.63%, 06/15/21(f)	3,034,850
3,500,000	NCR Corp., 5.00%, 07/15/22	3,386,250
3,850,000	Nexstar Broadcasting, Inc., 6.88%, 11/15/20(f)	3,984,750
150,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.88%, 04/15/17	162,375
1,500,000	NRG Energy, Inc., 7.88%, 05/15/21	1,650,000
5,500,000	NRG Energy, Inc., 6.63%, 03/15/23	5,637,500
88

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$5,000,000	Nuance Communications, Inc., 5.38%, 08/15/20(f)	$4,875,000
13,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	13,243,750
20,085,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17(c)	19,582,875
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,775,500
500,000	Oasis Petroleum, Inc., 6.50%, 11/01/21	530,000
1,400,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	1,480,500
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,605,000
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,099,475
11,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	11,577,500
19,500,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	20,158,125
5,300,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 02/15/18(f)	5,737,250
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,135,000
2,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20	2,125,000
6,000,000	Penske Automotive Group Inc, 5.75%, 10/01/22	6,180,000
1,850,000	PH Glatfelter Co., 5.38%, 10/15/20	1,817,625
2,000,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,085,000
3,335,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	3,610,137
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,555,125
750,000	Prestige Brands, Inc., 8.13%, 02/01/20	826,875
6,000,000	Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,322,500
10,000,000	Prospect Capital Corp., Cnv., 5.75%, 03/15/18(f)	10,212,500
4,250,000	QEP Resources, Inc., 5.38%, 10/01/22	4,218,125
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,097,621
300,000	Qwest Corp., 6.75%, 12/01/21	335,720

Principal Amount		Value
UNITED STATES (continued)
$1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	$1,890,000
3,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	3,225,000
1,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 04/15/23	1,010,000
2,500,000	Rent-A-Center, Inc., 6.63%, 11/15/20	2,675,000
3,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	3,172,000
1,450,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	1,508,000
1,400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19	1,512,000
1,700,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 5.75%, 10/15/20	1,729,750
3,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	3,154,250
4,000,000	Rockwood Specialties Group, Inc., 4.63%, 10/15/20	4,060,000
7,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	7,166,250
7,000,000	Royal Gold, Inc., Cnv., 2.88%, 06/15/19	6,741,875
3,000,000	RSI Home Products, Inc., 6.88%, 03/01/18(f)	3,090,000
3,000,000	Ryland Group, Inc. (The), Cnv., 0.25%, 06/01/19	2,760,000
1,000,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	1,095,000
2,250,000	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	2,340,000
31,785,000	Savient Pharmaceuticals, Inc., STEP, 3.00%, 05/09/19(c)(d)(f)	18,276,375
1,270,000	SBA Communications Corp., 5.63%, 10/01/19	1,279,525
89

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$5,100,000	SBA Telecommunications, Inc., 5.75%, 07/15/20	$5,214,750
1,500,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,631,250
3,000,000	Scientific Games International, Inc., 6.25%, 09/01/20	3,030,000
4,000,000	SEACOR Holdings, Inc., Cnv., 2.50%, 12/15/27(c)(f)	4,747,500
5,250,000	Sequa Corp., 7.00%, 12/15/17(f)	5,250,000
4,250,000	SESI LLC, 7.13%, 12/15/21	4,632,500
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	3,600,000
3,000,000	Sinclair Television Group, Inc., 6.13%, 10/01/22	3,030,000
5,000,000	Sirius XM Radio, Inc., 5.25%, 08/15/22(f)	4,837,500
3,500,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(f)	3,718,750
3,750,000	Spectrum Brands, Inc., 6.75%, 03/15/20	4,040,625
1,250,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	1,362,500
4,600,000	Sprint Nextel Corp., 7.00%, 08/15/20	4,847,250
2,650,000	Sprint Nextel Corp., 6.00%, 11/15/22	2,550,625
7,900,000	Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	8,329,563
8,000,000	Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	8,450,000
6,000,000	Starz LLC/Starz Finance Corp., 5.00%, 09/15/19	6,045,000
1,550,000	Station Casinos LLC, 7.50%, 03/01/21	1,619,750
11,000,000	Stone Energy Corp., Cnv., 1.75%, 03/01/17	10,580,625
2,793,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	3,016,440
4,074,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	4,379,550
350,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	371,000
4,775,000	SunGard Data Systems, Inc., 6.63%, 11/01/19	4,954,063
2,625,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	2,848,125

Principal Amount		Value
UNITED STATES (continued)
$650,000	Tenet Healthcare Corp., 6.25%, 11/01/18	$695,500
6,350,000	Tenet Healthcare Corp., 8.00%, 08/01/20	6,746,875
13,000,000	TIBCO Software, Inc., 2.25%, 05/01/32	13,113,750
4,800,000	Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	4,458,000
11,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14	12,276,734
1,500,000	Transdigm Inc, 7.50%, 07/15/21(f)	1,590,000
1,900,000	TransDigm, Inc., 7.75%, 12/15/18	2,025,875
1,600,000	TransDigm, Inc., 5.50%, 10/15/20(f)	1,564,000
2,000,000	TransUnion Holding Co., Inc., 8.13% cash or 8.88% payment-in-kind interest, 06/15/18(f)(k)	2,137,500
4,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18	4,340,000
1,000,000	TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	1,123,750
7,000,000	TTM Technologies, Inc., Cnv., 3.25%, 05/15/15	7,091,875
1,250,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,329,688
250,000	TW Telecom Holdings, Inc., 5.38%, 10/01/22	251,250
2,925,000	Unit Corp., 6.63%, 05/15/21	3,042,000
1,600,000	United Rentals North America, Inc., 7.38%, 05/15/20	1,764,000
4,400,000	United Rentals North America, Inc., 7.63%, 04/15/22	4,906,000
10,000,000	United States Steel Corp., Cnv., 4.00%, 05/15/14	10,187,500
2,000,000	United States Steel Corp., Cnv., 2.75%, 04/01/19	1,998,750
5,650,000	Universal Hospital Services, Inc., 7.63%, 08/15/20	5,974,875
1,000,000	Univision Communications, Inc., 8.50%, 05/15/21(f)	1,100,000
6,500,000	US Foods, Inc., 8.50%, 06/30/19	6,922,500
1,050,000	Valeant Pharmaceuticals International, Inc., 6.88%, 12/01/18(f)	1,105,125
4,000,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(f)	4,130,000
3,500,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	3,714,375
90

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$1,250,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	$1,342,187
5,000,000		Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	5,187,500
6,000,000		ViaSat, Inc., 6.88%, 06/15/20	6,375,000
12,000,000		Volcano Corp., Cnv., 1.75%, 12/01/17	11,400,000
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	4,906,250
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	8,752,500
1,175,000		West Corp., 8.63%, 10/01/18	1,277,813
4,825,000		West Corp., 7.88%, 01/15/19	5,174,813
1,200,000		Windstream Corp., 7.88%, 11/01/17	1,341,000
1,000,000		Windstream Corp., 8.13%, 09/01/18	1,065,000
1,650,000		Windstream Corp., 7.75%, 10/15/20	1,757,250
1,000,000		Windstream Corp., 7.50%, 06/01/22	1,030,000
1,000,000		XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	1,102,500
2,000,000		Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20	2,200,000
			1,092,359,447

Total Corporate Bonds (Cost $1,240,756,134)			1,256,075,896

GOVERNMENT BONDS — 10.1%

AUSTRALIA — 0.1%
7,390,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	6,642,516
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	616,244
			7,258,760
BRAZIL — 0.2%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,998,147
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,663,591

Principal Amount			Value
BRAZIL (continued)
$3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$1,692,371
			14,354,109
CANADA — 0.5%
1,284,000	(g)	Canadian Government Bond, 2.50%, 09/01/13	1,251,434
6,795,000	(g)	Canadian Government Bond, 1.00%, 02/01/14	6,612,737
1,497,000	(g)	Canadian Government Bond, 2.00%, 03/01/14	1,465,256
3,578,000	(g)	Canadian Government Bond, 2.25%, 08/01/14	3,522,019
7,538,000	(g)	Canadian Government Bond, 1.00%, 11/01/14	7,326,193
3,635,000	(g)	Canadian Government Bond, 2.00%, 12/01/14	3,578,728
9,838,000	(g)	Canadian Government Bond, 1.00%, 02/01/15	9,556,586
811,000	(g)	Canadian Treasury Bill, 9.80%, 08/15/13(j)	789,286
			34,102,239
HUNGARY — 0.6%
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	243,930
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	595,714
402,550,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	1,834,695
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	285,517
108,050,000	(g)	Hungary Government Bond, 7.75%, 08/24/15	510,816
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	434,798
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	400,270
432,110,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	2,022,002
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	394,500
39,480,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	190,923
83,930,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	388,655
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	694,655
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,355,104
91

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
HUNGARY (continued)
$5,100,000	(g)	Hungary Government International Bond, 6.00%, 01/11/19	$7,141,004
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,080,600
10,537,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	13,213,304
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,102,920
142,400,000	(g)	Hungary Treasury Bills, 6.31%, 09/18/13(j)	629,514
40,490,000	(g)	Hungary Treasury Bills, 5.18%, 01/08/14(j)	176,648
			38,695,569
ICELAND — 0.0%
1,830,000		Iceland Government International Bond, 5.88%, 05/11/22(f)	1,898,625

INDONESIA — 0.2%
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	370,919
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	4,241,972
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	4,257,628
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	178,458
39,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	4,259,106
			13,308,083
IRELAND — 0.9%
3,108,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	4,359,254
18,580,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	26,764,613
20,545,160	(g)	Ireland Government Bond, 5.40%, 03/13/25	30,049,155
			61,173,022
MALAYSIA — 1.2%
530,000	(g)	Bank Negara Malaysia Monetary Notes, 3.01%, 09/05/13(j)	162,910
80,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 09/26/13(j)	24,548
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.98%, 10/08/13(j)	52,114

Principal Amount			Value
MALAYSIA (continued)
$30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/10/13(j)	$9,198
30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/22/13(j)	9,189
150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 10/31/13(j)	45,898
2,020,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 11/12/13(j)	617,502
8,480,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 11/19/13(j)	2,590,839
3,010,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 11/26/13(j)	919,113
3,050,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 12/05/13(j)	930,649
4,050,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 12/10/13(j)	1,235,271
22,510,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 12/12/13(j)	6,865,689
750,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 12/19/13(j)	228,585
10,120,000	(g)	Bank Negara Malaysia Monetary Notes, 2.87%, 12/26/13(j)	3,082,981
6,070,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 12/31/13(j)	1,848,412
3,255,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/09/14(j)	990,081
3,010,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/16/14(j)	915,019
270,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/06/14(j)	81,957
3,880,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/18/14(j)	1,176,582
3,125,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/20/14(j)	947,476
3,105,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 02/25/14(j)	941,020
92

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
MALAYSIA (continued)
$315,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/13/14(j)	$95,340
2,310,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 03/20/14(j)	698,764
300,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 03/27/14(j)	90,717
2,590,000	(g)	Bank Negara Malaysia Monetary Notes, 2.87%, 04/03/14(j)	782,801
1,280,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 04/24/14(j)	386,089
2,150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/15/14(j)	647,398
4,335,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 05/20/14(j)	1,304,802
8,960,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 05/27/14(j)	2,695,352
9,716,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 06/05/14(j)	2,922,587
10,000	(g)	Malaysia Government Bond, 8.00%, 10/30/13	3,121
88,630,000	(g)	Malaysia Government Bond, 5.09%, 04/30/14	27,757,446
50,295,000	(g)	Malaysia Government Bond, 3.43%, 08/15/14	15,557,558
1,170,000	(g)	Malaysia Government Bond, 3.74%, 02/27/15	363,516
5,175,000	(g)	Malaysia Government Bond, 3.84%, 08/12/15	1,609,899
1,440,000	(g)	Malaysia Government Bond, 4.72%, 09/30/15	456,682
4,485,000	(g)	Malaysia Government Bond, 3.20%, 10/15/15	1,379,077
			80,426,182
MEXICO — 1.2%
264,350,000	(g)	Mexican Bonos, 8.00%, 12/19/13	21,002,339
8,832,000	(g)	Mexican Bonos, 7.00%, 06/19/14	708,971
204,810,000	(g)	Mexican Bonos, 9.50%, 12/18/14	17,164,113
10,587,000	(g)	Mexican Bonos, 6.00%, 06/18/15	855,571
194,573,000	(g)	Mexican Bonos, 8.00%, 12/17/15	16,499,864

Principal Amount			Value
MEXICO (continued)
$43,680,000	(g)	Mexican Bonos, 6.25%, 06/16/16	$3,587,271
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	3,042,230
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,072,715
1,059,200	(g)	Mexican Udibonos, 4.50%, 12/18/14	433,891
2,720,000	(g)	Mexican Udibonos, 5.00%, 06/16/16	1,174,689
2,712,000	(g)	Mexican Udibonos, 3.50%, 12/14/17	1,143,577
1,851,000	(g)	Mexican Udibonos, 4.00%, 06/13/19	809,041
1,465,000	(g)	Mexican Udibonos, 2.50%, 12/10/20	584,452
204,320,000	(g)	Mexico Cetes, 4.58%, 09/19/13(j)	1,591,081
183,280,000	(g)	Mexico Cetes, 3.84%, 10/31/13(j)	1,420,150
624,562,000	(g)	Mexico Cetes, 4.00%, 01/09/14(j)	4,802,762
409,210,000	(g)	Mexico Cetes, 3.91%, 04/03/14(j)	3,119,034
695,290,000	(g)	Mexico Cetes, 3.98%, 04/30/14(j)	5,283,883
			85,295,634
PHILIPPINES — 0.2%
66,680,000	(g)	Philippine Government Bond, 6.25%, 01/27/14	1,571,222
312,450,000	(g)	Philippine Government Bond, 9.13%, 09/04/16	8,677,261
18,620,000	(g)	Philippine Treasury Bill, 0.22%, 09/04/13(j)	428,302
61,010,000	(g)	Philippine Treasury Bill, 0.16%, 10/02/13(j)	1,402,085
40,610,000	(g)	Philippine Treasury Bill, 0.55%, 11/13/13(j)	932,468
26,300,000	(g)	Philippine Treasury Bill, 0.46%, 03/05/14(j)	601,472
114,490,000	(g)	Philippine Treasury Bill, 0.21%, 04/02/14(j)	2,617,558
			16,230,368
POLAND — 1.1%
38,160,000	(g)	Poland Government Bond, 5.00%, 10/24/13	12,000,665
15,080,000	(g)	Poland Government Bond, 3.80%, 01/25/14(j)	4,661,014
91,800,000	(g)	Poland Government Bond, 5.75%, 04/25/14	29,357,791
5,130,000	(g)	Poland Government Bond, 3.69%, 07/25/14(j)	1,565,708
93

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
POLAND (continued)
$6,380,000	(g)	Poland Government Bond, 5.50%, 04/25/15	$2,085,646
739,000	(g)	Poland Government Bond, 5.50%, 04/25/15	241,582
7,481,000	(g)	Poland Government Bond, 2.97%, 07/25/15(j)	2,215,370
32,184,000	(g)	Poland Government Bond, 6.25%, 10/24/15	10,790,733
8,188,000	(g)	Poland Government Bond, 2.71%, 01/25/17(e)	2,551,545
8,307,000	(g)	Poland Government Bond, 2.71%, 01/25/21(e)	2,543,145
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	8,724,072
			76,737,271
RUSSIA — 0.1%
6,455,425		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	7,568,986
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(f)	1,513,358
3,280,000		Republic of Serbia, 7.25%, 09/28/21(f)	3,354,456
			4,867,814
SINGAPORE — 0.5%
12,500,000	(g)	Singapore Government Bond, 0.25%, 02/01/14	9,838,002
1,135,000	(g)	Singapore Treasury Bill, 0.22%, 09/05/13(j)	892,880
9,440,000	(g)	Singapore Treasury Bill, 0.24%, 10/04/13(j)	7,425,529
23,442,000	(g)	Singapore Treasury Bill, 0.30%, 01/10/14(j)	18,427,292
			36,583,703
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(f)	2,696,122
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(f)	1,327,088
			4,023,210
SOUTH KOREA — 1.7%
3,194,650,000	(g)	Korea Monetary Stabilization Bond, 3.90%, 08/02/13	2,843,670
1,653,500,000	(g)	Korea Monetary Stabilization Bond, 2.52%, 08/13/13(j)	1,470,991

Principal Amount			Value
SOUTH KOREA (continued)
$874,200,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 10/02/13	$779,367
1,498,640,000	(g)	Korea Monetary Stabilization Bond, 3.48%, 12/02/13	1,337,783
31,436,630,000	(g)	Korea Monetary Stabilization Bond, 3.47%, 02/02/14	28,097,073
3,028,500,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	2,712,208
1,477,000,000	(g)	Korea Monetary Stabilization Bond, 2.55%, 05/09/14	1,313,651
3,590,530,000	(g)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	3,212,152
7,731,000,000	(g)	Korea Monetary Stabilization Bond, 2.57%, 06/09/14	6,899,320
11,704,200,000	(g)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	10,432,467
10,385,800,000	(g)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	9,252,678
6,039,800,000	(g)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,384,754
2,226,780,000	(g)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	1,981,517
312,000,000	(g)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	276,262
2,610,000,000	(g)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,321,289
41,966,450,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	37,401,794
1,641,520,000	(g)	Korea Treasury Bond, 3.25%, 12/10/14	1,470,918
			117,187,894
SRI LANKA — 0.1%
13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	95,408
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,011,399
94

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount			Value
SRI LANKA (continued)
$385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	$2,931,913
			5,038,720
SWEDEN — 0.7%
79,720,000	(g)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	12,329,898
9,025,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	1,385,177
150,080,000	(g)	Sweden Government Bond, 6.75%, 05/05/14	24,031,128
61,530,000	(g)	Sweden Treasury Bill, 0.87%, 09/18/13(j)	9,428,467
			47,174,670
UKRAINE — 0.5%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	171,300
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	128,015
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	187,500
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(f)	4,224,586
3,250,000		Ukraine Government International Bond, 6.75%, 11/14/17(f)	2,986,750
11,500,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	10,522,500
14,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	13,145,524
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(f)	1,418,050
			32,784,225
VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,085,200
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,746,875

Principal Amount		Value
VIETNAM (continued)
$2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(f)	$2,726,550
		4,473,425

Total Government Bonds (Cost $678,988,357)		691,267,709

ASSET-BACKED SECURITIES — 2.5%

UNITED STATES — 2.5%
14,621,973	Asset-Backed Funding Certificates Trust, Series 2006-OPT3, Class A3B, 0.35%, 11/25/36(e)	6,854,021
4,900,956	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.54%, 03/25/36(e)	1,693,780
4,900,956	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.54%, 03/25/36(e)	1,693,780
24,321,405	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.39%, 10/25/36(e)	12,080,036
10,563,730	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.49%, 02/25/37(e)	6,171,814
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.61%, 02/25/37(e)	2,582,893
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.33%, 12/25/36(e)	4,878,860
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.41%, 12/25/36(e)	3,384,160
5,528,307	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	4,851,887
3,331,236	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.35%, 09/25/46(e)	2,230,242
7,730,824	Countrywide Asset-Backed Certificates, Series 2006-20, Class 2A3, 0.34%, 04/25/47(e)	5,836,694
6,360,000	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(e)	6,165,245
1,894,969	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.36%, 09/25/37(e)	1,841,208
10,178,346	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.30%, 11/25/36(e)	5,062,350
95

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$3,706,497	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.34%, 11/25/36(e)	$1,853,209
9,513,204	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.35%, 11/25/36(e)	4,791,545
7,540,256	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.34%, 03/25/37(e)	4,202,153
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.36%, 02/25/37(e)	5,382,227
11,053,998	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.35%, 08/25/36(e)	4,023,284
8,678,370	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.34%, 01/25/37(e)	4,120,179
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.56%, 10/25/35(e)	4,877,962
1,070,476	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	837,141
6,084,186	Lehman XS Trust, Series 2007-1, Class 2A1, 5.82%, 02/25/37(e)	5,481,939
9,728,999	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.35%, 10/25/36(e)	5,051,576
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.43%, 06/25/36(e)	1,195,931
13,987,150	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.34%, 09/25/36(e)	6,885,410
5,000,000	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.42%, 11/25/36(e)	2,700,312
12,213,005	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.33%, 05/25/37(e)	7,146,467
7,408,795	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,286,179
7,500,000	Nomura Home Equity Loan Inc Home Equity Loan Trust, Series 2006-HE1, Class M1, 0.60%, 02/25/36(e)	5,981,054
7,500,000	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1, Class M2, 0.68%, 05/25/35(e)	6,397,055
3,008,068	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	3,192,618

Principal Amount		Value
UNITED STATES (continued)
$11,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$6,785,266
10,315,061	Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A3, 0.36%, 07/25/36(e)	9,660,613
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.40%, 06/25/37(e)	2,511,746
10,000,000	Soundview Home Loan Trust, Series 2005-4, Class M2, 0.66%, 03/25/36(e)	7,362,402

Total Asset-Backed Securities (Cost $161,681,254)		170,053,238

NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.6%

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
4,075,795	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.83%, 07/25/35(e)	3,796,605
969,726	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 3.30%, 03/25/36(e)	737,804
3,979,360	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.10%, 03/25/37(e)	2,847,306
5,570,017	Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.64%, 05/25/35(e)	4,430,762
5,252,005	Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	4,289,981
1,882,865	American Home Mortgage Assets LLC, Series 2007-4, Class A2, 0.38%, 08/25/37(e)	1,633,487
8,613,348	American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.32%, 03/25/47(e)	6,291,349
6,014,581	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.95%, 11/25/35(e)	4,621,729
5,813,644	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.46%, 11/25/35(e)	4,996,775
4,609,334	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.15%, 11/25/45(e)	3,422,845
2,868,870	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.15%, 12/25/35(e)	1,947,139
26,438,101	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.38%, 05/25/47(e)	16,630,951
96

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,070,316	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	$3,592,152
5,590,230	Banc of America Alternative Loan Trust, Series 2005-9, Class 4A2, 5.50%, 10/25/35	4,740,158
5,906,573	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	4,661,023
1,318,041	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.04%, 09/20/35(e)	1,228,927
6,809,084	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.09%, 11/20/35(e)	5,596,800
2,110,466	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.85%, 02/20/36(e)	1,550,256
2,319,918	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.85%, 06/20/36(e)	1,806,535
3,032,000	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.69%, 07/20/36(e)	2,890,156
1,802,635	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,640,832
11,694,019	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.35%, 02/20/47(e)	9,618,041
4,621,781	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.41%, 07/20/36(e)	4,196,031
2,902,775	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.12%, 10/25/35(e)	2,530,283
2,826,621	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 3.07%, 12/25/35(e)	2,418,115
12,461,003	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.40%, 05/25/47(e)	8,128,945
2,648,225	BCAP LLC Trust, Series 2007-AA3, Class 1A1B, 0.33%, 04/25/37(e)	2,330,384
3,537,469	BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 0.41%, 05/25/47(e)	2,713,375
6,362,877	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 4.96%, 03/27/47(e)(f)	5,643,015
2,810,011	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.94%, 07/25/36(e)(f)	2,664,026
4,436,722	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.13%, 04/26/37(e)(f)	4,132,724
5,440,404	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.41%, 02/25/36(e)	3,514,446

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,496,180	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.20%, 08/25/35(e)	$2,026,429
3,615,044	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(e)	3,498,651
1,749,466	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.87%, 05/25/47(e)	1,407,902
10,565,461	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.53%, 05/25/37(e)	8,855,976
5,597,554	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.12%, 11/25/35(e)	3,919,989
5,277,482	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.63%, 04/25/36(e)	3,296,094
18,496,063	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 2.90%, 01/25/47(e)	12,538,701
941,364	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.78%, 05/25/35(e)	825,056
2,186,457	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.71%, 06/25/36(e)	1,901,174
1,265,252	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.68%, 06/25/36(e)	1,156,852
4,146,117	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,235,555
5,234,773	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,356,611
958,685	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	821,405
1,239,680	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,148,686
5,844,583	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	5,652,020
2,971,577	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.49%, 08/25/35(e)	2,370,051
6,241,581	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.50%, 08/25/35(e)	4,113,819
9,693,099	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.54%, 09/25/35(e)	7,801,002
97

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,803,770	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	$7,012,640
2,040,767	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,730,828
4,333,697	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.77%, 12/25/35(e)	3,438,197
297,017	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.16%, 12/25/35(e)	237,386
7,244,510	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.64%, 04/25/35(e)	5,721,511
2,865,542	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,426,977
5,868,492	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.74%, 05/25/35(e)	4,905,805
7,885,791	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.54%, 05/25/36(e)	4,882,210
4,453,088	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,143,789
9,260,748	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,067,939
4,428,942	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	3,099,967
3,645,817	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.54%, 06/25/36(e)	2,426,873
3,645,817	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.96%, 06/25/36(e)	835,511
3,758,326	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,072,882
1,483,764	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,246,129
3,722,523	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.59%, 03/25/36(e)	2,276,735
10,456,267	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,920,549
2,161,073	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,697,292

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,060,148	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	$3,268,786
2,941,196	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,330,747
5,447,925	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,236,166
3,560,568	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,775,663
8,141,523	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	6,643,404
634,875	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	530,304
1,801,201	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.59%, 05/25/36(e)	1,226,307
9,575,604	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	7,131,183
2,599,235	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.57%, 08/25/36(e)	2,484,706
8,715,017	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.45%, 11/20/36(e)	4,651,291
8,955,033	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.38%, 08/25/46(e)	5,862,887
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.47%, 10/25/46(e)	1,613,063
2,857,000	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.37%, 02/20/47(e)	1,815,470
3,547,125	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, 0.42%, 05/20/46(e)	1,996,996
10,446,632	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.38%, 03/20/47(e)	7,634,038
3,798,455	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.40%, 05/25/36(e)	2,809,956
7,003,554	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.40%, 07/25/46(e)	4,785,079
12,074,749	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 2.02%, 06/25/46(e)	7,284,663
98

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,420,118	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.38%, 07/25/46(e)	$10,234,115
13,559,358	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.37%, 11/25/36(e)	10,785,461
11,865,913	Countrywide Alternative Loan Trust, Series 2006-OC2, Class 2A3, 0.48%, 02/25/36(e)	6,976,321
9,212,991	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.31%, 11/25/36(e)	7,166,971
5,290,051	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	4,394,156
2,784,489	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,232,923
8,427,629	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	6,758,239
9,143,114	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	7,073,168
9,322,683	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	7,518,158
2,538,957	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,805,886
8,445,546	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 4.96%, 03/25/47(e)	6,681,018
6,559,924	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.32%, 03/25/47(e)	4,193,225
4,300,238	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,594,316
1,261,965	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,168,754
4,041,198	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	3,618,597
15,135,090	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.13%, 04/25/46(e)	7,867,229
279,261	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	265,187

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$792,145	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	$751,647
6,326,977	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.78%, 01/25/36(e)	4,852,272
2,352,184	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,171,798
7,285,942	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	6,762,183
5,904,526	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.60%, 03/20/36(e)	4,713,458
1,169,477	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,036,280
1,264,561	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,094,948
722,893	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.39%, 04/25/46(e)	574,546
3,253,860	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.61%, 07/25/36(e)(f)	3,009,847
2,990,676	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-2, Class A16, 6.00%, 03/25/37	2,697,814
7,985,085	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	7,031,295
6,692,348	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.88%, 04/25/37(e)	5,241,807
1,533,534	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.69%, 07/25/37(e)	1,059,992
7,238,147	Countrywide Home Loan Mortgage Pass-Through Trust,Series 2005-HYB9, Class 2A1, 2.81%, 02/20/36(e)	5,854,903
99

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$16,157,606	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.84%, 07/25/37(e)	$10,231,991
8,919,479	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-J2, Class 2A8, 6.00%, 07/25/37	7,301,282
1,359,781	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,297,643
5,652,110	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,543,279
7,606,497	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	6,508,268
1,141,806	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.83%, 01/27/36(e)(f)	1,075,670
3,251,301	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 07/25/36(e)(f)	3,145,881
4,040,332	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.69%, 05/27/36(e)(f)	3,862,684
3,174,938	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 1.64%, 05/27/36(e)(f)	3,079,052
1,288,033	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.84%, 07/25/36(e)(f)	1,247,689
3,455,275	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.76%, 08/25/46(e)(f)	3,173,930
2,031,441	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.23%, 09/20/37(e)(f)	1,947,507
4,160,703	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.78%, 09/28/36(e)(f)	3,971,607
4,120,445	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.78%, 08/28/36(e)(f)	3,931,142
9,625,823	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 4.95%, 06/26/47(e)(f)	9,555,077
5,793,153	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.39%, 08/25/47(e)	4,811,436
1,685,424	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	1,662,746

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,824,555	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.33%, 08/25/37(e)	$4,503,621
9,906,458	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.38%, 08/25/47(e)	7,754,727
2,221,312	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.26%, 09/25/35(e)	1,852,987
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(e)(f)	3,680,592
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(e)(f)	4,574,517
3,500,000	FREMF Mortgage Trust, Series 2013-K28, Class C, 3.49%, 03/25/23(e)(f)	2,696,719
1,768,635	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.81%, 11/19/35(e)	1,481,738
2,896,433	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.49%, 11/19/35(e)	2,800,888
3,684,411	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 3.50%, 04/19/36(e)	3,055,793
3,906,625	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.54%, 01/25/35(e)(f)	3,433,667
3,326,461	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.54%, 01/25/36(e)(f)	2,822,813
1,890,116	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.97%, 01/25/35(e)	1,842,549
2,946,671	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.85%, 05/25/35(e)	2,706,792
1,851,645	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.79%, 10/25/35(e)	1,752,771
5,267,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.66%, 09/25/35(e)	5,110,281
1,276,223	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,131,594
2,190,958	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,118,211
100

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,929,804	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.80%, 01/25/36(e)	$4,161,748
3,045,467	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.18%, 01/25/36(e)	2,558,858
3,519,932	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	3,199,798
6,933,422	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.71%, 08/19/36(e)	4,615,757
2,873,240	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.44%, 03/25/35(e)	2,397,615
6,073,274	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.46%, 10/25/35(e)	5,233,054
2,781,455	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.46%, 04/25/37(e)	1,806,973
3,691,990	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.37%, 12/25/36(e)	3,048,519
2,658,098	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.76%, 04/25/47(e)	1,976,490
2,743,330	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 4.00%, 09/25/36(e)	2,169,835
46,637	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.21%, 11/25/37(e)	42,123
5,279,309	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.74%, 06/25/36(e)	3,584,636
5,634,951	IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.38%, 09/25/46(e)	4,753,343
5,960,658	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.76%, 04/25/36(e)	4,317,819
6,587,952	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.26%, 01/25/37(e)	4,974,541
10,735,467	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A1, 0.43%, 06/25/37(e)	8,764,550
2,775,209	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.25%, 03/25/37(e)	2,438,063
8,969,234	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.34%, 03/25/37(e)	7,253,091

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,468,459	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.26%, 10/25/37(e)	$5,714,501
1,098,407	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	1,047,092
2,150,959	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.33%, 07/25/35(e)	1,748,924
2,976,780	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.54%, 05/25/35(e)(f)	2,566,609
2,630,645	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,260,738
2,039,732	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.09%, 02/25/36(e)	1,696,979
16,064,893	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 5B, 0.46%, 01/26/37(c)(e)(f)	9,541,865
15,396,409	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.42%, 05/26/37(e)(f)	9,317,868
8,160,235	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,260,544
3,442,912	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,531,335
5,592,271	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,481,006
2,683,386	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,034,941
2,173,328	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.52%, 04/25/37(e)	1,355,694
3,318,230	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,147,623
709,808	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	689,297
3,089,927	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.33%, 11/25/35(e)	2,495,285
523,175	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	480,084
9,682,288	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.63%, 08/25/36(e)	7,646,452
101

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,683,365	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	$1,415,037
7,376,031	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	6,862,825
5,989,912	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.50%, 07/25/43(f)	5,843,005
5,187,223	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.45%, 05/25/35(e)	4,326,109
8,194,155	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.84%, 08/25/35(e)	7,522,804
5,186,205	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.51%, 10/25/35(e)	4,335,667
9,132,100	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.49%, 02/25/36(e)	7,685,097
5,403,710	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 4.01%, 10/25/36(e)	3,689,293
10,414,132	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.94%, 10/25/36(e)	8,080,848
4,491,489	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.41%, 05/25/37(e)	3,580,428
5,987,303	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.41%, 05/25/46(e)	3,266,101
8,550,630	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.54%, 06/25/35(e)(f)	7,140,600
12,630,764	Structured Asset Securities Corp., Series 2005-RF2, Class A, 0.54%, 04/25/35(e)(f)	10,879,460
1,093,656	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 5.81%, 02/25/37(e)	841,846
4,587,516	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.41%, 04/25/37(e)	3,892,551
1,487,560	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.45%, 04/25/37(e)	1,069,564
302,639	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.48%, 12/25/35(e)	275,840
9,140,016	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 2.65%, 09/25/36(e)	7,286,123

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,058,762	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.56%, 08/25/46(e)	$903,284
3,199,950	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 2.31%, 07/25/37(e)	2,430,155
6,480,525	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.94%, 05/25/47(e)	5,447,212
6,052,916	WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A, 0.92%, 06/25/47(e)	4,968,663
3,328,772	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,747,923
7,555,407	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	5,811,486
6,306,812	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,600,227
2,937,903	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.13%, 08/25/46(e)	1,805,649
1,311,285	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.63%, 07/25/36(e)	1,269,678
2,631,061	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.61%, 07/25/36(e)	2,398,163
1,966,681	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 09/25/36(e)	1,712,827
1,863,981	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.40%, 12/25/36(e)	1,841,109
1,950,183	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.72%, 04/25/36(e)	1,755,803
1,488,454	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,423,784
1,770,034	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	1,648,420
1,284,362	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,264,033
102

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,272,947	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.97%, 11/25/37(e)	$1,109,158
		860,690,939

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
6,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.63%, 04/10/49(e)	6,583,321
10,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, 5.71%, 06/11/40(e)	11,180,082
4,587,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.13%, 12/10/49(e)	5,025,243
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(e)(f)	817,944
2,750,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	2,776,449
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	1,946,819
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.17%, 02/12/51(e)(f)	974,412
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.07%, 02/12/51(e)	5,614,204
2,080,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 04/15/30(e)	2,184,669
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.88%, 06/15/38(e)	4,999,417
8,669,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 6.11%, 07/15/40(f)	9,028,030
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(e)	4,134,895
5,000,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.58%, 04/12/49(e)	5,356,064
8,290,000	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class AM, 5.89%, 06/11/49(e)	9,034,087
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 02/15/51(e)	3,233,301

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.92%, 02/15/51(e)	$3,279,462
		76,168,399

Total Non-Agency Mortgage-Backed Securities (Cost $867,642,180)		936,859,338

U.S. GOVERNMENT AGENCIES — 12.8%

Fannie Mae — 0.9%
46,000,000	0.02%, 09/06/13(l)	45,999,080
20,000,000	0.02%, 09/06/13(l)	19,999,600
Federal Home Loan Bank — 11.9%
20,000,000	0.01%, 08/01/13(l)	20,000,000
104,000,000	0.02%, 08/06/13(l)	103,999,844
2,000,000	0.02%, 08/06/13(l)	1,999,996
56,100,000	0.03%, 08/07/13(l)	56,099,519
10,000,000	0.01%, 08/09/13(l)	9,999,956
40,000,000	0.01%, 08/13/13(l)	39,999,867
8,000,000	0.01%, 08/13/13(l)	7,999,973
187,000,000	0.05%, 08/16/13(l)	186,997,667
8,000,000	0.02%, 08/16/13(l)	7,999,933
61,000,000	0.04%, 08/19/13(l)	60,999,065
86,000,000	0.02%, 08/21/13(l)	85,999,044
14,000,000	0.02%, 08/21/13(l)	13,999,844
32,000,000	0.03%, 08/23/13(l)	31,999,511
25,000,000	0.02%, 09/06/13(l)	24,999,750
75,000,000	0.02%, 09/20/13(l)	74,997,917
39,000,000	0.03%, 10/01/13(l)	38,998,011
48,000,000	0.02%, 10/02/13(l)	47,997,504

Total U.S. Government Agencies (Cost $881,086,930)		881,086,081

U.S. GOVERNMENT SECURITIES — 23.7%

U.S. Treasury Bills — 23.7%
269,000,000	0.01%, 08/01/13(l)	269,000,000
10,000,000	0.01%, 08/01/13(l)	10,000,000
190,000,000	0.02%, 08/08/13(l)	189,999,370
686,000,000	0.02%, 08/15/13(l)	685,995,998
161,000,000	0.02%, 08/22/13(l)	160,997,159
18,000,000	0.02%, 08/22/13(l)	17,999,790
250,000,000	0.03%, 08/29/13(l)	249,994,921
40,000,000	0.01%, 09/05/13(l)	39,999,592

Total U.S. Government Securities (Cost $1,623,986,830)		1,623,986,830
103

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Shares
CASH SWEEP — 3.2%

UNITED STATES — 3.2%
217,440,468	Citibank - US Dollars on Deposit in Custody Account, 0.02%(m)	$217,440,468

Total Cash Sweep (Cost $217,440,468)		217,440,468

TOTAL INVESTMENTS — 103.3% (Cost $6,900,256,004)(a)		$7,093,355,799

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(229,036,946)

NET ASSETS — 100.0%		$6,864,318,853

Principal Amount		Value
SECURITIES SOLD SHORT — (0.1)%
$(5,700,000)	Fannie Mae Mortgage-Backed Securities	(5,746,313)

Contracts		Value
CALL OPTIONS WRITTEN — (1.2)%
(1,000)	Abercrombie & Fitch Co., Strike $35.00, Expires 02/22/14	(1,570,000)
(1,250)	Abercrombie & Fitch Co., Strike $44.00, Expires 11/16/13	(950,000)
(3,873)	Activision Blizzard, Inc., Strike $13.00, Expires 02/22/14	(2,033,325)
(3,000)	American International Group, Inc., Strike $33.00, Expires 01/17/15	(4,380,000)
(1,000)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,315,000)
(1,000)	American International Group, Inc., Strike $38.00, Expires 08/17/13	(765,000)
(1,000)	American International Group, Inc., Strike $40.00, Expires 11/16/13	(655,000)
(1,000)	American International Group, Inc., Strike $43.00, Expires 11/16/13	(425,000)
(2,000)	American International Group, Inc., Strike $44.00, Expires 01/18/14	(870,000)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(710,000)
(1,250)	American International Group, Inc., Strike $47.00, Expires 01/17/15	(775,000)
(150)	Apple, Inc., Strike $350.00, Expires 04/19/14	(1,573,500)
(200)	Apple, Inc., Strike $360.00, Expires 01/18/14	(1,875,000)

Contracts		Value
(75)	Apple, Inc., Strike $370.00, Expires 01/18/14	$(634,125)
(100)	Apple, Inc., Strike $400.00, Expires 01/18/14	(597,500)
(100)	Apple, Inc., Strike $410.00, Expires 01/18/14	(524,000)
(200)	Apple, Inc., Strike $420.00, Expires 01/18/14	(913,000)
(100)	Apple, Inc., Strike $440.00, Expires 04/19/14	(415,000)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(1,469,425)
(100)	Apple, Inc., Strike $450.00, Expires 01/18/14	(287,500)
(100)	Apple, Inc., Strike $480.00, Expires 01/18/14	(169,500)
(72)	Applied Materials, Inc., Strike $10.00, Expires 01/18/14	(46,080)
(1,000)	Auxilium Pharmaceuticals, Inc., Strike $15.00, Expires 12/21/13	(510,000)
(2,000)	Avago Technologies Ltd., Strike $30.00, Expires 10/19/13	(1,500,000)
(5,000)	Bank of America Corp., Strike $10.00, Expires 01/17/15	(2,575,000)
(2,978)	Bank of America Corp., Strike $11.00, Expires 11/16/13	(1,101,860)
(1,852)	Bank of America Corp., Strike $13.00, Expires 11/16/13	(346,324)
(4,000)	Bank of America Corp., Strike $14.00, Expires 09/21/13	(360,000)
(4,648)	Bank of America Corp., Strike $14.00, Expires 11/16/13	(534,520)
(1,000)	Baxter International, Inc., Strike $67.50, Expires 01/18/14	(685,000)
(71)	CF Industries Holdings, Inc., Strike $190.00, Expires 01/18/14	(133,125)
(100)	CF Industries Holdings, Inc., Strike $195.00, Expires 08/17/13	(64,500)
(129)	CF Industries Holdings, Inc., Strike $210.00, Expires 01/18/14	(127,065)
(150)	CF Industries Holdings, Inc., Strike $215.00, Expires 01/18/14	(123,750)
(4,500)	Cirrus Logic, Inc., Strike $18.00, Expires 01/18/14	(1,485,000)
(1,000)	Cirrus Logic, Inc., Strike $18.00, Expires 12/21/13	(310,000)
(97)	Cisco Systems, Inc., Strike $15.00, Expires 01/18/14	(103,305)
(1,485)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(1,306,800)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(560,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 09/21/13	(71,000)
104

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
(995)	Coach, Inc., Strike $45.00, Expires 01/18/14	$(895,500)
(250)	Coach, Inc., Strike $50.00, Expires 01/18/14	(135,000)
(2,438)	Dell, Inc., Strike $10.00, Expires 01/18/14	(743,590)
(27)	Dell, Inc., Strike $8.00, Expires 01/18/14	(13,095)
(1,250)	Dollar General Corp., Strike $45.00, Expires 01/18/14	(1,437,500)
(1,250)	Family Dollar Stores, Inc., Strike $55.00, Expires 01/18/14	(1,962,500)
(1,973)	Freeport-McMoRan Copper & Gold, Inc., Strike $25.00, Expires 01/18/14	(838,525)
(3,500)	Freeport-McMoRan Copper & Gold, Inc., Strike $28.00, Expires 01/18/14	(826,000)
(8)	GameStop Corp., Strike $13.00, Expires 01/18/14	(29,640)
(8)	GameStop Corp., Strike $15.00, Expires 01/18/14	(27,760)
(2,000)	Gentiva Health Services, Inc., Strike $10.00, Expires 02/22/14	(410,000)
(5,000)	Genworth Financial, Inc., Strike $10.00, Expires 01/18/14	(1,675,000)
(2,000)	Genworth Financial, Inc., Strike $12.00, Expires 01/18/14	(372,000)
(3)	Hewlett-Packard Co., Strike $10.00, Expires 01/18/14	(5,265)
(1,000)	HollyFrontier Corp., Strike $48.00, Expires 01/18/14	(320,000)
(4,249)	Intel Corp., Strike $20.00, Expires 01/18/14	(1,487,150)
(2,000)	Intrepid Potash, Inc., Strike $17.00, Expires 12/21/13	(90,000)
(1,648)	iShares FTSE China 25 Index Fund, Strike $35.00, Expires 01/18/14	(291,696)
(1,000)	iShares FTSE China 25 Index Fund, Strike $36.00, Expires 08/17/13	(12,000)
(3)	iShares MSCI EAFE Index Fund, Strike $47.00, Expires 01/18/14	(4,140)
(10)	iShares MSCI Germany Index Fund, Strike $21.00, Expires 01/18/14	(5,800)
(715)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/18/14	(357,500)
(1,000)	iShares MSCI South Korea Index Fund, Strike $52.00, Expires 10/19/13	(480,000)
(1,250)	KBR, Inc., Strike $35.00, Expires 09/21/13	(18,750)
(1,250)	KBR, Inc., Strike $36.00, Expires 09/21/13	(12,500)

Contracts		Value
(1,250)	KBR, Inc., Strike $37.00, Expires 09/21/13	$(6,250)
(7,000)	Kulicke & Soffa Industries, Inc., Strike $10.00, Expires 10/19/13	(1,400,000)
(1,000)	Marathon Petroleum Corp., Strike $60.00, Expires 01/18/14	(1,650,000)
(3,500)	MGM Resorts International, Strike $14.00, Expires 09/21/13	(868,000)
(438)	Microsoft Corp., Strike $25.00, Expires 01/18/14	(302,220)
(1,500)	Morgan Stanley, Strike $20.00, Expires 01/18/14	(1,132,500)
(3,000)	Morgan Stanley, Strike $23.00, Expires 10/19/13	(1,365,000)
(2,500)	Mosaic Co. (The), Strike $47.50, Expires 01/18/14	(460,000)
(7,000)	Nabors Industries Ltd., Strike $13.00, Expires 01/18/14	(2,072,000)
(2,000)	Nevsun Resources Ltd., Strike $2.50, Expires 12/21/13	(220,000)
(3,550)	Newmont Mining Corp., Strike $30.00, Expires 01/18/14	(1,100,500)
(1,000)	Nu Skin Enterprises, Inc., Strike $35.00, Expires 01/17/15	(5,140,000)
(26)	NVIDIA Corp., Strike $11.00, Expires 09/21/13	(9,490)
(1,500)	Occidental Petroleum Corp., Strike $67.50, Expires 01/18/14	(3,390,000)
(75)	Occidental Petroleum Corp., Strike $75.00, Expires 01/18/14	(112,500)
(500)	Occidental Petroleum Corp., Strike $77.50, Expires 01/18/14	(642,500)
(500)	Occidental Petroleum Corp., Strike $80.00, Expires 01/18/14	(542,500)
(1,000)	QUALCOMM, Inc., Strike $55.00, Expires 01/18/14	(1,025,000)
(22)	Seagate Technology Plc, Strike $18.00, Expires 01/17/15	(50,820)
(98)	Seagate Technology Plc, Strike $20.00, Expires 01/18/14	(223,930)
(46)	Seagate Technology Plc, Strike $22.00, Expires 01/18/14	(95,910)
(61)	Seagate Technology Plc, Strike $25.00, Expires 01/18/14	(97,600)
(1,000)	Seagate Technology Plc, Strike $27.00, Expires 01/18/14	(1,400,000)
(1,500)	Seagate Technology Plc, Strike $32.00, Expires 09/21/13	(1,342,500)
(1,000)	Seagate Technology Plc, Strike $36.00, Expires 03/22/14	(680,000)
(1,000)	Seagate Technology Plc, Strike $36.00, Expires 12/21/13	(610,000)
105

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
(1,000)	Seagate Technology Plc, Strike $38.00, Expires 03/22/14	$(555,000)
(5,000)	Silicon Motion Technology Corp., Strike $10.00, Expires 09/21/13	(1,025,000)
(673)	St. Jude Medical, Inc., Strike $32.50, Expires 01/18/14	(1,379,650)
(2,000)	Teva Pharmaceutical Industries Ltd., Strike $40.00, Expires 01/18/14	(344,000)
(165)	Total SA, Strike $45.00, Expires 01/18/14	(146,850)
(8,804)	Weatherford International Ltd., Strike $10.00, Expires 01/18/14	(3,697,680)
(3,000)	Weatherford International Ltd., Strike $10.00, Expires 11/16/13	(1,275,000)
(1,400)	Western Digital Corp., Strike $40.00, Expires 01/18/14	(3,486,000)

Total Call Options Written (Premiums received $(73,849,163))		(85,149,515)

STRUCTURED OPTIONS — 0.7%
99,741	Abercrombie & Fitch Co., One call strike $50.13, One written call strike $52.14, One written put strike $50.13 with a barrier level strike of $37.60, Expires 12/20/13, Broker UBS AG	(292,302)
121,330	American International Group, Inc., One call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	(42,100)
50,000	Basket 50% UKX Index & 50% DAXK Index, One call strike at 100%, One written call strike at 110%, One written put strike at 100% with a barrier level strike at 75%, Expires 08/07/13, Broker JPMorgan Chase & Co.	493,555
2,415	DAXK Index, One call strike $4,140.40, One written call strike $4,802.864, One written put strike $4,140.40 with a barrier level strike of $2,898.28, Expires 09/19/13, Broker Goldman Sachs Group, Inc.	258,562

Contracts		Value
6,028	DAXK Index, One call strike $4,147.00, One written call strike $4,769.05, One written put strike $4,147.00 with a barrier level strike of $2,695.55, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	$1,422,479
2,338	DAXK Index, One call strike $4,277.00, One written call strike $4,833.01, One written put strike $4,277.00 with a barrier level strike of $2,993.90, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	41,095
4,319	DAXK Index, One call strike $4,318.75, One written call strike $4,966.5625, One written put strike $4,318.75 with a barrier level strike of $3,023.125, Expires 06/20/14, Broker JPMorgan Chase & Co.	107,458
2,299	DAXK Index, One call strike $4,351.00, One written call strike $5,090.67, One written put strike $4,351.00 with a barrier level strike of $3,263.25 Expires 11/21/14, Broker Goldman Sachs Group, Inc.	(166,063)
570,776	DAXK Index, One call strike $4,378.20, One written call strike $29.44 on iShares MSCI Germany ETF, One written put strike $26.28 with a barrier level strike of $21.023 on iShares MSCI Germany ETF, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	12,016
2,262	DAXK Index, One call strike $4,420.39, One written call strike $5,216.0602, One written put strike $4,420.39 with a barrier level strike of $3,094.273, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	(121,625)
2,243	DAXK Index, One call strike $4,458.16, One written call strike $5,171.47, One written put strike $4,458.16 with a barrier level strike of $3,299.04, Expires 10/17/14, Broker Credit Suisse Group AG	(242,968)
106

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
2,231	DAXK Index, One call strike $4,482.00, One written call strike $5,154.30, One written put strike $4,482.00 with a barrier level strike of $3,316.68, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$(315,789)
4,188	FTSE 100 Index, One call strike $6,805.77, One written put strike $55.58 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $44.99, Expires 08/21/13, Broker Goldman Sachs Group, Inc.	(2,868,630)
10,000	FTSE MIB Index, One call strike $16,163.89, One written call strike $20,204.86, One written put strike $15,542.20 with a barrier level strike of $11,656.65, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	834,339
295,805	iShares FTSE/Xinhua China 25 Index ETF, One call strike $33.8060, One written call strike $38.8769, One written put strike $33.8060 with a barrier level strike of $22.9881, Expires 08/15/14, Broker Citigroup, Inc.	(148,851)
288,480	iShares FTSE/Xinhua China 25 Index ETF, One call strike $34.6644, One written call strike $39.5174, One written put strike $34.6644 with a barrier level strike of $23.9184, Expires 09/19/14, Broker Citigroup, Inc.	(390,337)
114,558	iShares MSCI Brazil Index Fund, One call strike $43.6461, One written call strike $50.193, One written put strike $43.6461 with a barrier level strike of $26.188, Expires 05/16/14, Broker JPMorgan Chase & Co.	92,167
106,064	iShares MSCI Brazil Index Fund, One call strike $47.1414, One written call strike $54.2126, One written put strike $47.1414 with a barrier level strike of $29.2277, Expires 08/15/14, Broker Citigroup, Inc.	(267,727)

Contracts		Value
178,935	iShares MSCI Brazil Index Fund, One call strike $55.8863, One written call strike $63.1515, One written put strike $55.8863 with a barrier level strike of $41.9147, Expires 07/18/14, Broker Citigroup, Inc.	$(2,415,347)
272,777	iShares MSCI EAFE Index Fund, One call strike $54.99, One written call strike $63.24, One written put strike $54.99 with a barrier level strike of $35.74, Expires 03/21/14, Broker UBS AG	1,165,543
272,727	iShares MSCI EAFE Index Fund, One call strike $55.00, One written call strike $63.25, One written put strike $55.00 with a barrier level strike of $33.00, Expires 04/17/14, Broker UBS AG	1,172,664
90,843	iShares MSCI EAFE Index Fund, One call strike $55.04, One written call strike $63.296, One written put strike $55.04 with a barrier level strike of $33.024, Expires 04/17/14, Broker JPMorgan Chase & Co.	388,519
271,730	iShares MSCI EAFE Index Fund, One call strike $55.2019, One written call strike $63.4822, One written put strike $55.2019 with a barrier level strike of $37.5373, Expires 03/21/14, Broker Credit Suisse Group AG	1,090,365
178,955	iShares MSCI EAFE Index Fund, One call strike $55.88, One written call strike $62.5856, One written put strike $55.88 with a barrier level strike of $36.322, Expires 04/17/14, Broker JPMorgan Chase & Co.	552,409
266,809	iShares MSCI EAFE Index Fund, One call strike $56.22, One written call strike $64.65, One written put strike $56.22 with a barrier level strike of $38.23, Expires 05/16/14, Broker Credit Suisse Group AG	867,998
266,714	iShares MSCI EAFE Index Fund, One call strike $56.24, One written call strike $64.68, One written put strike $56.24 with a barrier level strike of $39.37, Expires 05/16/14, Broker UBS AG	860,128
107

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
177,462	iShares MSCI EAFE Index Fund, One call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse Group AG	$570,285
176,697	iShares MSCI EAFE Index Fund, One call strike $56.5940, One written call strike $65.0831, One written put strike $56.5940 with a barrier level strike of $36.7861, Expires 08/15/14, Broker Citigroup, Inc.	430,548
174,767	iShares MSCI EAFE Index Fund, One call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citigroup, Inc.	379,197
173,220	iShares MSCI EAFE Index Fund, One call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse Group AG	307,901
172,859	iShares MSCI EAFE Index Fund, One call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citigroup, Inc.	285,571
259,023	iShares MSCI EAFE Index Fund, One call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	406,163
345,352	iShares MSCI EAFE Index Fund, One call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	582,370
85,837	iShares MSCI EAFE Index Fund, One call strike $58.25, One written call strike $64.08, One written put strike $58.25 with a barrier level strike of $40.78, Expires 07/18/14, Broker UBS AG	44,613

Contracts		Value
423,298	iShares MSCI EAFE Index Fund, One call strike $58.65, One written put strike $54.00 with a barrier level strike of $49.35, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	$1,035,371
170,329	iShares MSCI EAFE Index Fund, One call strike $58.71, One written call strike $65.17, One written put strike $58.71 with a barrier level strike of $41.10, Expires 08/15/14, Broker UBS AG	44,813
167,448	iShares MSCI EAFE Index Fund, One call strike $59.72, One written call strike $69.28, One written put strike $59.72 with a barrier level strike of $41.80, Expires 09/19/14, Broker UBS AG	27,786
164,799	iShares MSCI EAFE Index Fund, One call strike $60.68, One written call strike $69.18, One written put strike $60.68 with a barrier level strike of $43.69, Expires 11/21/14, Broker UBS AG	(211,159)
415,941	iShares MSCI EAFE Index Fund, One call strike $60.7057, One written put strike $55.8974, Expires 03/21/14, Broker JPMorgan Chase & Co.	394,417
249,376	iShares MSCI EAFE Index Fund, One call strike $60.75, One written put strike $54.74, Expires 03/21/14, Broker UBS AG	279,687
249,367	iShares MSCI EAFE Index Fund, One call strike $60.7538, One written put strike $55.9416, Expires 02/21/14, Broker Citigroup, Inc.	207,553
373,888	iShares MSCI EAFE Index Fund, One call strike $60.7803, One written put strike $55.966, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	281,041
243,704	iShares MSCI EAFE Index Fund, One call strike $61.55, One written call strike $70.7825, One written put strike $61.55 with a barrier level strike of $43.085, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(218,577)
108

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
337,268	iShares MSCI EAFE Index Fund, One call strike $61.672, One written put strike $51.591 with a barrier level strike of $45.661, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	$215,564
409,165	iShares MSCI EAFE Index Fund, One call strike $61.71, One written put strike $56.82, Expires 02/21/14, Broker UBS AG	41,819
238,398	iShares MSCI EAFE Index Fund, One call strike $62.92, One written call strike $72.358, One written put strike $62.92 with a barrier level strike of $44.044, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(434,188)
157,381	iShares MSCI EAFE Index Fund, One call strike $63.54, One written call strike $73.07, One written put strike $63.54 with a barrier level strike of $46.38, Expires 10/17/14, Broker UBS AG	(479,412)
849,460	iShares MSCI EAFE Index Fund, One call strike $64.84, One written call strike $66.75, One written put strike $62.298, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	(481,279)
10,000	iShares MSCI Emerging Markets Index Fund, One call strike $36.7112, One written call strike $39.6481, One written put strike $36.7112 with a barrier level strike of $23.8623, Expires 12/23/14, Broker Citigroup, Inc.	348,193
134,553	iShares MSCI Emerging Markets Index Fund, One call strike $37.16, One written call strike $42.73, One written put strike $37.16 with a barrier level strike of $23.41, Expires 08/15/14, Broker UBS AG	115,117
132,240	iShares MSCI Emerging Markets Index Fund, One call strike $37.81, One written call strike $43.48, One written put strike $37.81 with a barrier level strike of $23.82, Expires 09/19/14, Broker UBS AG	47,487

Contracts		Value
10,000	iShares MSCI Emerging Markets Index Fund, One call strike $39.31, One written call strike $45.4548, One written put strike $38.5238 with a barrier level strike of $28.6963, Expires 07/18/14, Broker Citigroup, Inc.	$9,473
254,194	iShares MSCI Emerging Markets Index Fund, One call strike $39.34, One written call strike $42.49, One written put strike $38.55 with a barrier level strike of $28.715, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(1,707)
126,390	iShares MSCI Emerging Markets Index Fund, One call strike $39.56, One written call strike $46.29, One written put strike $39.56 with a barrier level strike of $29.67, Expires 08/15/14, Broker UBS AG	(129,941)
240,804	iShares MSCI Emerging Markets Index Fund, One call strike $41.5276, One written call strike $47.7567, One written put strike $41.5276 with a barrier level strike of $26.993, Expires 04/17/14, Broker JPMorgan Chase & Co.	(167,142)
354,244	iShares MSCI Emerging Markets Index Fund, One call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citigroup, Inc.	(1,176,770)
233,918	iShares MSCI Emerging Markets Index Fund, One call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	(839,370)
457,143	iShares MSCI Emerging Markets Index Fund, One call strike $43.75, One written call strike $48.125, One written put strike $43.75 with a barrier level strike of $32.375, Expires 02/21/14, Broker JPMorgan Chase & Co.	(1,338,843)
112,613	iShares MSCI Mexico Index Fund, One call strike $66.60, One written call strike $77.922, One written put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	(245,119)
109

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
137,269	iShares MSCI Mexico Index Fund, One call strike $72.85, One written call strike $83.78, One written put strike $72.85 with a barrier level strike of $54.6375, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	$(944,829)
137,212	iShares MSCI Mexico Index Fund, One call strike $72.88, One written call strike $80.8968, One written put strike $72.88 with a barrier level strike of $54.66, Expires 02/21/14, Broker JPMorgan Chase & Co.	(576,270)
135,426	iShares MSCI Mexico Index Fund, One call strike $73.8412, One written call strike $84.9174, One written put strike $73.8412 with a barrier level strike of $54.6425, Expires 10/17/14, Broker Citigroup, Inc.	(1,118,316)
20,534	KOSPI 200 Index , One call strike $243.50, One put strike $243.50, One written put strike $54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.374, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	10,721
53,312	KOSPI 200 Index , One call strike $243.85, One put strike $243.85, One written put strike $55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.521, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	(35,836)
30,675	KOSPI 200 Index , One call strike $244.50, One put strike $244.50, One written put strike $55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.80, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	(38,207)
40,454	KOSPI 200 Index , One call strike $247.20, One put strike $247.20, One written put strike $55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of $44.648, Expires 02/13/15, Broker Goldman Sachs Group, Inc.	(70,867)

Contracts		Value
190,696	KOSPI Index , One call strike $236.40, One put strike $236.40, One written put strike $52.4395 on iShares MSCI South Korea Capped ETF with a barrier level strike of $36.708, Expires 12/19/14, Broker JPMorgan Chase & Co.	$283,191
30,234	KOSPI Index , One call strike $239.80, One put strike $239.80, One written put strike $52.90 on iShares MSCI South Korea Capped ETF with a barrier level strike of $37.03, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	258,094
236,821	Market Vectors Oil Service ETF, One call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	82,780
234,192	Market Vectors Oil Service ETF, One call strike $42.70, One written call strike $46.97, One written put strike $42.70 with a barrier level strike of $29.89, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	291,905
610,005	Market Vectors Russia ETF, One call strike $24.59, One written call strike $29.02, One written put strike $24.59 with a barrier level strike of $15.49, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	232,117
199,677	Market Vectors Russia ETF, One call strike $25.0407, One written call strike $28.7968, One written put strike $25.0407 with a barrier level strike of $16.276, Expires 09/19/14, Broker JPMorgan Chase & Co.	(99,021)
198,416	Market Vectors Russia ETF, One call strike $25.1996, One written call strike $29.4835, One written put strike $25.1996 with a barrier level strike of $15.876, Expires 08/15/14, Broker JPMorgan Chase & Co.	(25,657)
110

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
378,215	Market Vectors Russia ETF, One call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$(485,540)
187,829	Market Vectors Russia ETF, One call strike $26.62, One written call strike $31.15, One written put strike $26.62 with a barrier level strike of $17.30, Expires 10/17/14, Broker UBS AG	(266,433)
367,002	Market Vectors Russia ETF, One call strike $27.2478, One written call strike $31.6074, One written put strike $27.2478 with a barrier level strike of $19.0735, Expires 09/19/14, Broker Citigroup, Inc.	(801,655)
366,133	Market Vectors Russia ETF, One call strike $27.3125, One written call strike $31.41, One written put strike $27.3125 with a barrier level strike of $17.752, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	(182,248)
360,061	Market Vectors Russia ETF, One call strike $27.7731, One written call strike $32.4945, One written put strike $27.7731 with a barrier level strike of $19.4412, Expires 10/17/14, Broker Citigroup, Inc.	(973,427)
10,000	MSCI EAFE Index, One call strike $1,641.42, One written put strike $1,641.42 with a barrier level strike of $1,329.55, Expires 03/31/14, Broker Goldman Sachs Group, Inc.	721,148
9,481	Russell 2000 Index, One call strike $1,065.247, One written put strike $980.871, Expires 12/20/13, Broker JPMorgan Chase & Co.	58,652
50,730	Russell 2000 Index, One call strike $788.49, One written call strike $946.19, One written put strike $788.49 with a barrier level strike of $551.941, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	6,702,268

Contracts		Value
18,491	Russell 2000 Index, One call strike $811.22, One written call strike $949.14, One written put strike $811.22 with a barrier level strike of $567.853, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	$1,956,255
12,189	Russell 2000 Index, One call strike $820.47, One written call strike $943.55, One written put strike $820.47 with a barrier level strike of $574.326, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	1,090,603
12,030	Russell 2000 Index, One call strike $831.26, One written call strike $972.5742, One written put strike $831.26 with a barrier level strike of $581.882, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	1,200,878
17,736	Russell 2000 Index, One call strike $845.75, One written call strike $972.6125, One written put strike $845.75 with a barrier level strike of $592.025, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	1,529,851
5,510	Russell 2000 Index, One call strike $907.50, One written call strike $1,007.325, One written put strike $907.50 with a barrier level strike of $635.25, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	243,145
10,921	Russell 2000 Index, One call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	595,950
10,676	Russell 2000 Index, One call strike $936.65, One written call strike $1,077.15, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	477,962
111

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
10,663	Russell 2000 Index, One call strike $937.8295, One written call strike $1,059.7474, One written put strike $937.8295 with a barrier level strike of $656.4807, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	$482,665
10,618	Russell 2000 Index, One call strike $941.80, One written call strike $1,083.07, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	513,483
10,536	Russell 2000 Index, One call strike $949.1365, One written call strike $1,082.0156, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase & Co.	398,033
10,517	Russell 2000 Index, One call strike $950.85, One written call strike $1,074.50, One written put strike $950.85 with a barrier level strike of $713.13, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	359,474
21,410	S&P 500 Index, One call strike $1,401.20, One written call strike $1,639.404, One written put strike $1,401.20 with a barrier level strike of $980.84, Expires 04/17/14, Broker JPMorgan Chase & Co.	3,726,113
7,133	S&P 500 Index, One call strike $1,401.86, One written call strike $1,612.14, One written put strike $1,401.86 with a barrier level strike of $1,009.34, Expires 04/21/14, Broker Citigroup, Inc.	1,101,062
3,566	S&P 500 Index, One call strike $1,402.22 with a barrier level strike when EUR is less than 1.23, One written put strike $1,402.22 with a barrier level strike of $764.00, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	152
10,617	S&P 500 Index, One call strike $1,412.84, One written call strike $1,653.0228, One written put strike $1,412.84 with a barrier level strike of $1,024.3090, Expires 06/20/14, Broker JPMorgan Chase & Co.	1,670,642

Contracts		Value
6,999	S&P 500 Index, One call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker UBS AG	$791,142
10,193	S&P 500 Index, One call strike $1,471.57, One written call strike $1,662.88, One written put strike $1,471.57 with a barrier level strike of $1,103.677, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	1,082,302
6,683	S&P 500 Index, One call strike $1,496.4369, One written call strike $1,646.0806, One written put strike $1,496.4369 with a barrier level strike of $1,122.3277, Expires 03/21/14, Broker Citigroup, Inc.	621,820
13,222	S&P 500 Index, One call strike $1,512.57, One written put strike $1,512.57 with a barrier level strike of $1,058.799, Expires 02/27/14, Broker JPMorgan Chase & Co.	515,707
9,874	S&P 500 Index, One call strike $1,519.11, One written call strike $1,663.4255, One written put strike $1,519.11 with a barrier level strike of $1,124.141, Expires 05/16/14, Broker JPMorgan Chase & Co.	701,284
16,451	S&P 500 Index, One call strike $1,519.68, One written call strike $1,641.2544, One written put strike $1,519.68 with a barrier level strike of $1,139.76, Expires 02/21/14, Broker JPMorgan Chase & Co.	1,222,707
6,445	S&P 500 Index, One call strike $1,551.50, One written call strike $1,722.165, One written put strike $1,551.50 with a barrier level strike of $1,163.625, Expires 07/18/14, Broker JPMorgan Chase & Co.	378,507
6,445	S&P 500 Index, One call strike $1,551.65, One written call strike $1,753.3645, One written put strike $1,551.65 with a barrier level strike of $1,132.7045, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	491,068
112

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
6,437	S&P 500 Index, One call strike $1,553.5211, One written call strike $1,724.4084, One written put strike $1,553.5211 with a barrier level strike of $1,165.1408, Expires 07/18/14, Broker Citigroup, Inc.	$376,355
6,435	S&P 500 Index, One call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	439,965
6,408	S&P 500 Index, One call strike $1,560.48, One written call strike $1,732.1328, One written put strike $1,560.48 with a barrier level strike of $1,185.965, Expires 07/18/14, Broker JPMorgan Chase & Co.	345,218
10,000	S&P 500 Index, One call strike $1,562.24, One written put strike $1,487.85 with a barrier level strike of $1,182.84, Expires 05/30/14, Broker Goldman Sachs Group, Inc.	2,587,037
9,582	S&P 500 Index, One call strike $1,565.50, One written call strike $1,753.36, One written put strike $1,565.50 with a barrier level strike of $1,174.125, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	584,302
10,000	S&P 500 Index, One call strike $1,584.8314, One written call strike $1,757.4368, One written put strike $1,537.7572 with a barrier level strike of $1,255.312, Expires 06/27/14, Broker Citigroup, Inc.	1,038,195
3,147	S&P 500 Index, One call strike $1,588.75, One written call strike $1,842.95, One written put strike $1,588.75 with a barrier level strike of $1,175.68, Expires 08/15/14, Broker UBS AG	205,776
4,748	S&P 500 Index, One call strike $1,590.15, One written put strike $44.35 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.384, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	336,889

Contracts		Value
9,370	S&P 500 Index, One call strike $1,600.80, One written call strike $1,840.92, One written put strike $1,600.80 with a barrier level strike of $1,200.60, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$434,617
4,894	S&P 500 Index, One call strike $1,604.11, Expires 12/20/13, One written put strike $44.18 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $27.83, Expires 09/19/14, Broker UBS AG	267,619
3,094	S&P 500 Index, One call strike $1,616.20, One written call strike $1,810.144, One written put strike $1,616.20 with a barrier level strike of $1,179.826, Expires 09/19/14, Broker Citigroup, Inc.	87,886
15,743	S&P 500 Index, One call strike $1,619.75, One written put strike $1,476.83, Expires 12/20/13, Broker JPMorgan Chase & Co.	1,258,571
3,086	S&P 500 Index, One call strike $1,620.22, One written call strike $1,798.45, One written put strike $1,620.22 with a barrier level strike of $1,198.97, Expires 09/19/14, Broker Credit Suisse Group AG	75,982
22,006	S&P 500 Index, One call strike $1,622.2828, One written put strike $1,495.0449 with a barrier level strike of $1,431.426, Expires 09/20/13, Broker Citigroup, Inc.	1,550,731
12,319	S&P 500 Index, One call strike $1,623.45, One written call strike $1,834.4985, One written put strike $1,623.45 with a barrier level strike of $1,201.353, Expires 10/17/14, Broker JPMorgan Chase & Co.	265,883
31,075	S&P 500 Index, One call strike $1,625.09, One written put strike $1,464.19, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	2,427,817
113

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
5,045	S&P 500 Index, One call strike $1,625.41955, Expires 12/20/13, One written put strike $47.88 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $30.6432, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$102,433
6,201	S&P 500 Index, One call strike $1,628.88, One written put strike $1,499.86 with a barrier level strike of $1,370.84, Expires 12/20/13, Broker UBS AG	448,467
9,186	S&P 500 Index, One call strike $1,632.87, One written call strike $1,894.1292, One written put strike $1,632.87 with a barrier level strike of $1,208.324, Expires 10/17/14, Broker JPMorgan Chase & Co.	273,519
4,878	S&P 500 Index, One call strike $1,640.00, Expires 12/20/13, One written put strike $47.71 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $29.58, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	79,491
9,143	S&P 500 Index, One call strike $1,640.70, One written call strike $1,870.40, One written put strike $1,640.70 with a barrier level strike of $1,197.711, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	101,662
12,183	S&P 500 Index, One call strike $1,641.60, Expires 01/17/14, One written put strike $44.5673 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.077, Expires 08/15/14, Broker JPMorgan Chase & Co.	661,580
12,148	S&P 500 Index, One call strike $1,646.55, One written call strike $1,844.136, One written put strike $53.4765 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.1975, Expires 06/30/14, Broker Goldman Sachs Group, Inc.	(354,159)

Contracts		Value
12,091	S&P 500 Index, One call strike $1,654.16, One written call strike $1,918.82, One written put strike $1,654.16 with a barrier level strike of $1,273.70, Expires 11/21/14, Broker Credit Suisse Group AG	$102,545
6,044	S&P 500 Index, One call strike $1,654.70, One written call strike $1,869.811, One written put strike $1,654.70 with a barrier level strike of $1,207.931, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	34,277
12,087	S&P 500 Index, One call strike $1,654.70, One written call strike $1,886.358, One written put strike $1,654.70 with a barrier level strike of $1,257.572, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	(64,264)
9,057	S&P 500 Index, One call strike $1,656.24, One written call strike $1,854.99, One written put strike $33.60 on SPDR S&P Homebuilders ETF with a barrier level strike of $22.40, Expires 07/18/14, Broker UBS AG	(225,800)
9,056	S&P 500 Index, One call strike $1,656.375, One written call strike $1,855.14, One written put strike $33.6205 on SPDR S&P Homebuilders ETF with a barrier level strike of $22.414, Expires 07/18/14, Broker JPMorgan Chase & Co.	(159,995)
18,106	S&P 500 Index, One call strike $1,657.00, One written call strike $1,855.84, One written put strike $54.348 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.82, Expires 06/30/14, Broker Goldman Sachs Group, Inc.	(817,321)
3,016	S&P 500 Index, One call strike $1,657.56, One written call strike $1,873.04, One written put strike $1,657.56 with a barrier level strike of $1,210.02, Expires 10/17/14, Broker UBS AG	5,122
18,424	S&P 500 Index, One call strike $1,660.89, One written put strike $1,498.06, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	853,696
114

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
8,974	S&P 500 Index, One call strike $1,671.40 with a barrier level strike of $1,303.692, One written put strike $95.43 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $94.4757, Expires 12/20/13, Broker JPMorgan Chase & Co.	$(22,718)
4,447	S&P 500 Index, One call strike $1,686.50, Expires 02/21/14, One written put strike $44.80 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $27.776, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(83,897)
5,901	S&P 500 Index, One call strike $1,694.70, Expires 01/17/14, One written put strike $48.57 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $31.082, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(495,483)
8,846	S&P 500 Index, One call strike $1,695.90, Expires 01/17/14, One written put strike $48.70 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $31.168, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(775,520)
391,646	S&P 500 Index, One call strike $1,856.6594, One written call strike $1,657.7316, One written put strike $53.6198 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $35.7466, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(1,117,537)
1,650	S&P 500 Index, One call strike at $1,650.2144, One written call strike $1,864.7422, One written put strike $47.6938 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $33.3857, Expires 07/18/14, Broker Citigroup, Inc.	(156,197)
1,660	S&P 500 Index, One call strike at $1,659.9035, One written call strike $1,859.0919, One written put strike $61.3945 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike at $41.7483, Expires 07/18/14, Broker Citigroup, Inc.	232,176

Contracts		Value
5,947	S&P 500 Index, One call strike at $1,681.50, Expires 02/21/14, One written put strike $45.9757 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $28.5049, Expires 10/17/14, Broker Citigroup, Inc.	$(297,745)
131,571	SPDR Dow Jones Industrial Average ETF Trust, One call strike $152.01,One written put strike $90.70 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $79.816, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	483,310
32,795	SPDR Dow Jones Industrial Average ETF Trust, One call strike $152.46, One put strike $152.46, One written put strike $91.0135 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $77.361, Expires 06/20/14, Broker JPMorgan Chase & Co.	147,684
32,723	SPDR Dow Jones Industrial Average ETF Trust, One call strike $152.80, Expires 12/20/13, One written put strike $47.98 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.788, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(119,401)
64,927	SPDR Dow Jones Industrial Average ETF Trust, One call strike $154.02, One written put strike $221.8135 on SPDR S&P MidCap 400 ETF Trust with a barrier level strike of $186.989, Expires 04/08/14, Broker JPMorgan Chase & Co.	30,178
323,394	SPDR Dow Jones Industrial Average ETF Trust, One call strike $154.61, One written put strike $143.785, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	528,523
115

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
32,268	SPDR Dow Jones Industrial Average ETF Trust, One call strike $154.95, Expires 01/17/14, One written put strike $48.83 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $29.29, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	$(195,625)
121,113	SPDR Dow Jones Industrial Average ETF Trust, One call strike $155.805, One written call strike $160.3875, One written put strike $37.59 on iShares MSCI Emerging Markets Index Fund with a barrier level strike of $31.95, Expires 01/06/14, Broker Goldman Sachs Group, Inc.	81,901
6,030	SPDR S&P Dividend ETF , One call strike $69.67, One written call strike $78.05, One written put strike $63.5775 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $39.3575, Expires 06/30/14, Broker Goldman Sachs Group, Inc.	(200,566)
6,011	SPDR S&P Dividend ETF , One call strike $74.7877, One written call strike $69.895, One written put strike $64.1729 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $42.7819, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(267,663)
214,225	SPDR S&P Homebuilders ETF, One call strike $23.34, One written call strike $29.175, One written put strike $23.34 with a barrier level strike of $15.171, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	933,869
319,435	SPDR S&P Homebuilders ETF, One call strike $23.479, One written call strike $29.35, One written put strike $23.479 with a barrier level strike of $15.26, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,384,058

Contracts		Value
384,008	SPDR S&P Homebuilders ETF, One call strike $26.0411, One written call strike $31.2493, One written put strike $26.0411 with a barrier level strike of $15.6247, Expires 02/21/14, Broker Citigroup, Inc.	$1,136,655
359,998	SPDR S&P Homebuilders ETF, One call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase & Co.	507,858
331,658	SPDR S&P Homebuilders ETF, One call strike $30.1515, One written call strike $34.0712, One written put strike $30.1515 with a barrier level strike of $21.7091, Expires 07/18/14, Broker Citigroup, Inc.	(217,894)
617,431	SPDR S&P Homebuilders ETF, One call strike $32.3923, One written call strike $35.6315, One written put strike $32.3923 with a barrier level strike of $19.4354, Expires 01/16/15, Broker Citigroup, Inc.	(1,270,569)
190,006	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $52.63, One written call strike $59.47, One written put strike $52.63 with a barrier level strike of $34.21, Expires 01/17/14, Broker UBS AG	845,981
184,843	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $54.10, One written call strike $64.92, One written put strike $54.10 with a barrier level strike of $32.46, Expires 01/17/14, Broker UBS AG	1,132,107
3,839	STOXX 50 Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase & Co.	1,282,457
3,802	STOXX 50 Index, One call strike $2,630.00, Expires 03/16/18, One written put strike $2,630.00 with a barrier level strike of $1,693.72, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	904,620
116

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
3,764	STOXX 50 Index, One call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase & Co.	$1,079,377
5,516	STOXX 50 Index, One call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase & Co.	1,199,435
2,731	STOXX 50 Index, One call strike $2,730.95, One written put strike $2,730.95 with a barrier level strike of $1,768.29, Expires 05/18/18, Broker JPMorgan Chase & Co.	551,695
5,904	STOXX50E Index, One call strike $2,541.16, Expires 12/15/17, One written put strike $2,541.16 with a lower barrier level strike of $1,562.813 and an upper barrier level strike of $2,542.52, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	1,946,214
2,596	STOXX50E Index, One call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citigroup, Inc.	1,174,504
1,920	STOXX50E Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,589.05, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	555,410
5,505	STOXX50E Index, One call strike $2,725,10, Expires 12/21/18, One written put strike $2,725.10 with a barrier level strike of $2,125.58, Expires 12/16/16, Broker Goldman Sachs Group, Inc.	(132,878)
5,339	STOXX50E Index, One call strike $2,810.00, Expires 06/15/18, One written put strike $2,810.00, Expires 06/19/15, Broker Goldman Sachs Group, Inc.	(119)

Contracts		Value
8,966	TOPIX 100 Index, One call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	$120,083
8,868	TOPIX 100 Index, One call strike $1,127.60, One written call strike $1,296.74, One written put strike $1,570.70 on S&P 500 Index with a barrier level strike of $1,178.025, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	193,789
17,540	TOPIX 100 Index, One call strike $1,140.26, One written call strike $1,311.299, One written put strike $949.35 on Russell 2000 Index with a barrier level strike of $712.00, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	164,533
13,055	TOPIX 100 Index, One call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	177,858
8,696	TOPIX 100 Index, One call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	157,636
8,416	TOPIX 100 Index, One call strike $1,188.34, One written call strike $1,427.00, One written put strike $980.30 on Russell 2000 Index with a barrier level strike of $725.422, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	24,376
11,952	TOPIX 100 Index, One call strike $1,255.00, One written call strike $1,568.75, One written put strike $986.55 on Russell 2000 Index with a barrier level strike of $739.9125, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(325,742)
117

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Contracts		Value
7,894	TOPIX 100 Index, One call strike $1,266.82, One written call strike $1,520.184, One written put strike $1,665.10 on S&P 500 Index with a barrier level strike of $1,248.825, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	$(224,390)
7,727	TOPIX 100 Index, One call strike $1,294.17, One written call strike $1,514.18, One written put strike $907.50 on Russell 2000 Index with a barrier level strike of $630.712, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	276,563
10,661	TOPIX 100 Index, One call strike $1,407.00, One written call strike $1,688.40, One written put strike $988.15 on Russell 2000 Index with a barrier level strike of $741.00, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(303,873)
10,586	TOPIX 100 Index, One call strike $1,417.00, One written call strike $1,700.40, One written put strike $966.50 on Russell 2000 Index with a barrier level strike of $724.875, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(182,329)
10,608	TOPIX 100 Index, One call strike $1,439.452, One written put strike $1,484.70 with a barrier level strike of $1,272.60, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	(2,242,986)
6,495	TOPIX Index, One call strike $1,010.52, One written call strike $1,162.10, One written put strike $1,539.75 on S&P 500 Index with a barrier level strike of $1,154.81, Expires 06/20/14, Broker UBS AG	713,438
6,415	TOPIX Index, One call strike $1,080.30, One written call strike $1,242.345, One written put strike $1,558.85 on S&P 500 Index with a barrier level strike of $1,200.315, Expires 07/11/14, Broker JPMorgan Chase & Co.	358,788

Contracts		Value
6,332	TOPIX Index, One call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	$36,340
221,603	WisdomTree Japan Hedged Equity Fund, One call strike $45.1258, One written call strike $52.3459, One written put strike $45.1258 with a barrier level strike of $27.978, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	3,731
104,232	WisdomTree Japan Hedged Equity Fund, One call strike $47.97, One written call strike $56.12, One written put strike $47.97 with a barrier level strike of $32.62, Expires 07/18/14, Broker UBS AG	(207,993)
203,253	WisdomTree Japan Hedged Equity Fund, One call strike $49.20, One written call strike $57.564, One written put strike $49.20 with a barrier level strike of $36.408, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(796,425)
302,115	WisdomTree Japan Hedged Equity Fund, One call strike $49.65, One written call strike $59.58, One written put strike $49.65 with a barrier level strike of $34.76, Expires 10/17/14, Broker UBS AG	(1,285,599)
198,137	WisdomTree Japan Hedged Equity Fund, One call strike $50.47, One written call strike $63.09, One written put strike $50.47 with a barrier level strike of $37.85, Expires 11/21/14, Broker UBS AG	(1,167,150)
10,000	Worstof risk reversal on SPX, RUT and EFA, One call strike $1.05, One written put strike $0.95, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	(24,544)

Total Structured Options (Premiums received $(31,383,377))		46,166,795

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation
280	Intercontinental Exchange Crude Oil, December 2013	$(1,058,950)
118

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Unrealized Depreciation
SWAP AGREEMENTS (PURCHASED)
Equity swap with Goldman Sachs Group, Inc. paying variance of the WisdomTree Japan Hedged Equity Fund over the target volatility of 47.6991 including dividends and receiving variance of the WisdomTree Japan Hedged Equity Fund under the target volatility of 47.6991 and receiving a floating amount based based on 1-month LIBOR, expiring 06/01/14 (Underlying notional amount $20,033,622) (Cost $12,600)	$484,943
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 28.60 and receiving variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	(4,076,214)

$(3,591,271)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Equity swap with BNP Paribas SA paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	$(917,761)
Equity swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(5,140,667)
Equity swap with Citigroup, Inc. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $100,000)	904,348

Unrealized Appreciation/ (Depreciation)
Equity swap with Goldman Sachs Group, Inc. paying variance of the WisdomTree Japan Hedged Equity Fund over the target volatility of 44.1832 including dividends and receiving variance of the WisdomTree Japan Hedged Equity Fund under the target volatility of 44.1832 and receiving a floating amount based based on 1-month LIBOR, expiring 06/01/14 (Underlying notional amount $15,068,176) (Cost $10,230)	$393,728
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/15/17 (Underlying notional amount $250,000)	2,152,874
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	5,418,189
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	3,748,872
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $150,000)	1,347,816

$7,907,399

At July 31, 2013, the Global Opportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.05% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/13 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(i)	01/19/11	$30.00
119

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

(a)	Cost for federal income tax purposes is $6,908,609,529 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$348,250,110
Unrealized depreciation	(163,503,840)
Net unrealized appreciation	$184,746,270

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $163,049,520 or 2.38% of net assets. Securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) amount to $51,963,568 or 0.76% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $24,369,904, which is 0.36% of net assets.
(e)	Variable rate security. Rate shown is the rate as of July 31, 2013.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $520,736,845, which is 7.59% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Principal amount denoted in Singapore Dollars.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(l)	The rate represents the annualized yield at time of purchase.
(m)	Rate shown represents current yield at July 31, 2013.
(n)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

ADR — American Depositary Receipt
Cnv. — Convertible
EUR — Euro
FOR — Foreign Ownership Restrictions
JPY — Japanese Yen
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	2.5%
Banks	1.2%
Collateralized Mortgage Obligations	12.5%
Commercial Mortgage-Backed Securities	1.1%
Consumer Discretionary	5.8%
Consumer Staples	2.5%
Diversified Financials	1.3%
Energy	3.2%
Government Bonds	10.1%
Health Care	4.6%
Industrials	4.0%
Information Technology	5.4%
Insurance	1.8%
Materials	2.9%
Real Estate	1.4%
Telecommunication Services	1.9%
U.S. Government Agencies and Securities	36.5%
Utilities	0.9%
Other*	0.4%
100%

*	Includes cash and equivalents, exchange traded funds, options, rights/warrants, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
120

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	July 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 30.3%

CANADA — 0.5%
Energy — 0.5%
1,150,000	Athabasca Oil Corp.(b)	$8,072,729
NETHERLANDS — 4.8%
Energy — 2.7%
610,000	Royal Dutch Shell Plc - ADR	41,693,500
Materials — 2.1%

460,000	LyondellBasell Industries NV - Class A	31,606,600
		73,300,100
UNITED KINGDOM — 2.1%
Energy — 2.1%
2,000,000	Tullow Oil Plc(c)	31,581,358
UNITED STATES — 22.9%
Consumer Discretionary — 3.2%
1,500,000	Toll Brothers, Inc.(b)	49,305,000
Energy — 9.1%
300,000	Chevron Corp.	37,767,000
412,000	Exxon Mobil Corp.	38,625,000
800,000	Range Resources Corp.	63,280,000
		139,672,000
Materials — 4.9%
675,000	Dow Chemical Co. (The)	23,652,000
530,000	Monsanto Co.	52,353,400
		76,005,400
Real Estate — 5.7%
440,000	Rayonier, Inc., REIT	25,713,600
650,000	St. Joe Co. (The)(b)(c)	14,742,000
1,630,000	Weyerhaeuser Co., REIT	46,292,000
		86,747,600
		351,730,000

Total Common Stocks (Cost $444,395,812)		464,684,187

Number of Coins
COLLECTIBLE COINS — 2.4%

UNITED STATES — 2.4%
48	Various Collectible Coins and Sets of Coins(c)	36,433,488

Total Collectible Coins (Cost $33,737,582)		36,433,488

Fine Troy Ounces
COMMODITIES — 8.5%

UNITED STATES — 8.5%
97,696	Gold Bullion	129,471,787

Total Commodities (Cost $107,380,573)		129,471,787

Contracts		Value
CALL OPTIONS PURCHASED — 0.0%
Commodities — 0.0%
200	New York Mercantile Exchange Natural Gas Futures, Strike $4.00, Expiring 08/27/13	$13,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	600

Total Call Options Purchased (Cost $3,539,800)		15,000

Principal Amount		Value
ASSET-BACKED SECURITIES — 8.1%

UNITED STATES — 8.1%
$8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A1AR, 1.49%, 08/27/46(d)	7,440,000
8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A3AR, 1.28%, 08/27/46(d)	7,440,000
9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.68%, 03/15/28(d)	9,450,000
9,800,000	SLM Student Loan Trust, Series 2002-7, Class A11, 2.68%, 03/15/28(d)	9,800,000
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 2.68%, 03/15/28(d)	2,650,000
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 2.68%, 03/15/28(d)	9,950,000
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 2.68%, 03/15/28(d)	11,650,000
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.68%, 03/15/28(d)	5,800,000
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 0.98%, 09/15/28(d)	3,350,000
21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 2.68%, 09/15/28(d)	21,850,000
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 2.68%, 09/15/28(d)	9,000,000
21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 1.95%, 09/15/28(d)	21,550,000
121

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 2.68%, 06/17/30(d)	$3,960,000

Total Asset-Backed Securities (Cost $119,609,077)		123,890,000

U.S. GOVERNMENT AGENCIES — 27.1%

Fannie Mae — 8.0%
123,000,000	0.02%, 09/06/13(e)	122,997,540
Federal Home Loan Bank — 19.1%
24,000,000	0.02%, 08/06/13(e)	23,999,950
9,000,000	0.03%, 08/07/13(e)	8,999,955
19,900,000	0.06%, 08/07/13(e)	19,899,801
18,000,000	0.01%, 08/09/13(e)	17,999,920
50,000,000	0.01%, 08/13/13(e)	49,999,833
14,000,000	0.05%, 08/16/13(e)	13,999,883
10,000,000	0.05%, 08/16/13(e)	9,999,792
18,000,000	0.04%, 08/19/13(e)	17,999,775
10,000,000	0.04%, 08/19/13(e)	9,999,800
51,000,000	0.02%, 08/21/13(e)	50,999,433
11,000,000	0.03%, 08/23/13(e)	10,999,833
58,000,000	0.02%, 10/02/13(e)	57,996,984
		292,894,959

Total U.S. Government Agencies (Cost $415,893,517)		415,892,499

U.S. GOVERNMENT SECURITIES — 21.9%

U.S. Treasury Bills — 21.9%
8,000,000	0.01%, 08/01/13(e)	8,000,000
113,000,000	0.02%, 08/08/13(e)	112,999,600
140,000,000	0.02%, 08/15/13(e)	139,999,183
38,000,000	0.02%, 08/22/13(e)	37,999,557
37,000,000	0.01%, 09/05/13(e)	36,999,622

Total U.S. Government Securities (Cost $335,997,962)		335,997,962

Shares		Value
CASH SWEEP — 0.2%
3,754,456	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	3,754,456

Total Cash Sweep (Cost $3,754,456)		3,754,456

TOTAL INVESTMENTS — 98.5% (Cost $1,464,308,779)(a)		1,510,139,379

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		22,833,531
NET ASSETS — 100.0%		$1,532,972,910

Contracts		Value
PUT OPTIONS WRITTEN — (0.7)%
Commodities — (0.7)%
(2,000)	New York Mercantile Exchange Natural Gas Futures, Strike $4.20, Expiring 12/26/13	$(10,174,000)

Total Put Options Written (Premiums received $(5,207,000))		$(10,174,000)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
400	London Metal Exchange Zinc, August 2013	$113,375
100	London Metal Exchange Copper, September 2013	238,988
	Net unrealized appreciation	$352,363

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
400	London Metal Exchange Zinc, August 2013	$(1,009,700)
275	London Metal Exchange Copper, September 2013	(477,881)
500	London Metal Exchange Nickel, September 2013	(1,075,050)
1,350	Intercontinental Exchange Sugar No. 11, October 2013	345,835
200	London Metal Exchange Nickel, October 2013	546,768
1,090	New York Mercantile Exchange Platinum, October 2013	(534,570)
94	Chicago Mercantile Exchange Lean Hogs, December 2013	—
250	COMEX Gold, December 2013	(541,500)
318	Intercontinental Exchange Coffee, December 2013	(1,826,075)
200	Intercontinental Exchange Cotton, December 2013	181,108
2,830	New York Mercantile Exchange Natural Gas, January 2014	(504,031)
290	Intercontinental Exchange Cotton, March 2014	11,690
806	Intercontinental Exchange Sugar No. 11, March 2014	(759,810)
150	New York Mercantile Exchange Natural Gas, April 2014	(733,500)
150	New York Mercantile Exchange Natural Gas, May 2014	(709,500)
150	New York Mercantile Exchange Natural Gas, June 2014	(658,500)
150	New York Mercantile Exchange Natural Gas, July 2014	(607,500)
150	New York Mercantile Exchange Natural Gas, August 2014	(580,500)
930	Intercontinental Exchange Crude Oil, December 2014	689,350
122

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

FUTURES CONTRACTS:
LONG POSITIONS (Concluded)
Contracts		Unrealized Appreciation/ (Depreciation)
1,000	New York Mercantile Exchange Natural Gas, January 2015	$(1,816,797)
569	Intercontinental Exchange Sugar No. 11, March 2015	87,864
50	New York Mercantile Exchange Natural Gas, January 2018(c)	73,000
50	New York Mercantile Exchange Natural Gas, February 2018(c)	64,000
50	New York Mercantile Exchange Natural Gas, March 2018(c)	30,500
50	New York Mercantile Exchange Natural Gas, April 2018(c)	(94,500)
50	New York Mercantile Exchange Natural Gas, May 2018(c)	(87,500)
50	New York Mercantile Exchange Natural Gas, June 2018(c)	(74,500)
50	New York Mercantile Exchange Natural Gas, July 2018(c)	(56,000)
50	New York Mercantile Exchange Natural Gas, August 2018(c)	(45,000)
50	New York Mercantile Exchange Natural Gas, September 2018(c)	(42,000)
50	New York Mercantile Exchange Natural Gas, October 2018(c)	(22,000)
50	New York Mercantile Exchange Natural Gas, November 2018(c)	43,000
50	New York Mercantile Exchange Natural Gas, December 2018(c)	158,000
	Net unrealized depreciation	$(10,025,299)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(c)	$(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $948,000)(c)	(42,180)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(c)	$(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $948,000)(c)	(42,180)
123

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(c)	$(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $948,000)(c)	(42,180)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(c)	$(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/13 (Underlying notional amount $2,903,750)(c)	407,320
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(c)	(236,900)
124

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $948,000)(c)	$(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/13 (Underlying notional amount $2,903,750)(c)	407,320
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(c)	(236,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $948,000)(c)	(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/13 (Underlying notional amount $2,903,750)(c)	407,319
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(c)	(236,900)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $948,000)(c)	$(42,180)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT December 2013 Corn Futures contracts on the termination date, expiring 11/25/13 (Underlying notional amount $23,996,390)	(46,390)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970).	(17,032,474)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE December 2013 Cotton Futures contracts on the termination date, expiring 11/19/13 (Underlying notional amount $8,949,982)	206,868
$(18,998,997)
125

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Unrealized Appreciation
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 25,691,203).	$13,970,310

(a)	Cost for federal income tax purposes is $1,468,425,705 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$56,887,244
Unrealized depreciation	(15,173,570)
Net unrealized appreciation	$41,713,674

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $100,126,523 or 6.53% of net assets.
(d)	Variable rate security. Rate shown is the rate as of July 31, 2013.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at July 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	8.1%
Collectible Coins	2.4%
Commodities	8.5%
Consumer Discretionary	3.2%
Energy	14.4%
Materials	7.0%
Real Estate	5.7%
U.S. Government Agencies and Securities	49.0%
Other*	1.7%
100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
126

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 56.9%

Banks — 17.9%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,993,405
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,131,400
12,000,000	Bank of New York Mellon Corp. (The) MTN, 0.51%, 03/04/16(c)	11,997,084
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,037,300
10,500,000	Citigroup, Inc., 1.06%, 04/01/16(c)	10,524,969
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,149,050
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,262,500
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,054,400
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,443,908
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,224,585
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,416,312
1,045,000	European Investment Bank MTN, 1.25%, 02/14/14	1,050,465
500,000	HSBC Bank Plc, 3.10%, 05/24/16(b)	525,221
12,295,000	JPMorgan Chase & Co. MTN, 1.40%, 09/22/15(c)	12,452,696
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	999,588
6,125,000	KFW, 1.25%, 02/15/17	6,172,499
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	302,493
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,171,300
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,226,200
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.83%, 04/30/18(c)	3,912,831
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,498,299
		92,546,505

Principal Amount		Value
Consumer Discretionary — 3.6%
$2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	$2,006,104
1,000,000	Cornell University, 4.35%, 02/01/14	1,018,336
12,000,000	NBCUniversal Media LLC, 2.88%, 04/01/16	12,579,828
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,023,988
2,000,000	Walt Disney Co. (The) - MTN, 1.10%, 12/01/17	1,956,644
		18,584,900
Consumer Staples — 5.3%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	13,986,482
1,070,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,092,757
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	512,598
5,665,000	PepsiCo, Inc., 1.25%, 08/13/17	5,574,717
2,115,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,210,488
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,524,750
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,553,558
		27,455,350
Diversified Financials — 10.7%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,629,676
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,034,093
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,013,568
5,000,000	Caterpillar Financial Services Corp. MTN, 0.51%, 02/26/16(c)	5,000,080
4,000,000	CME Group Index Services LLC, 4.40%, 03/15/18(b)	4,339,644
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,097,965
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,452,090
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	2,127,825
210,000	Eksportfinans A/S, 2.38%, 05/25/16	200,550
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	513,000
127

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$2,000,000	FMR LLC, 5.35%, 11/15/21(b)	$2,148,678
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,580,898
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,689,290
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	996,995
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,420,486
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,102,120
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,147,438
2,500,000	International Finance Corp., 0.63%, 12/21/17	2,417,873
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,605,512
3,000,000	Toyota Motor Credit Corp., 0.56%, 05/17/16(c)	2,999,178
1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	1,853,989
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,006,441
		55,377,389
Energy — 2.3%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,845,190
4,750,000	Petroleos Mexicanos, 1.95%, 12/20/22	4,721,391
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	978,700
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,022,330
3,475,000	Shell International Finance BV, 4.00%, 03/21/14	3,551,798
		12,119,409
Health Care — 3.6%
820,000	Celgene Corp., 2.45%, 10/15/15	844,673
1,000,000	CR Bard, Inc., 1.38%, 01/15/18	975,162
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,028,190
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,143,444
415,000	McKesson Corp, 0.95%, 12/04/15	415,965

Principal Amount		Value
Health Care (continued)
$500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	$516,541
4,000,000	Merck & Co., Inc., 0.63%, 05/18/18(c)	4,005,664
1,690,000	Novartis Capital Corp., 4.13%, 02/10/14	1,721,434
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	4,985,455
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	982,260
		18,618,788
Industrials — 2.8%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,428,702
7,500,000	ADT Corp. (The), 2.25%, 07/15/17	7,151,655
3,000,000	BAE Systems Plc, 3.50%, 10/11/16(b)	3,139,419
412,975	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	416,905
188,000	Tyco International Finance SA, 3.38%, 10/15/15	195,335
		14,332,016
Information Technology — 4.3%
10,000,000	Apple, Inc., 0.52%, 05/03/18(c)	9,990,640
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,189,519
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,247,735
1,200,000	Intel Corp, 1.35%, 12/15/17	1,178,372
3,000,000	International Business Machines Corp, 1.25%, 02/08/18	2,933,808
600,000	International Business Machines Corp., 1.95%, 07/22/16	619,712
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,235,443
		22,395,229
Insurance — 1.8%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,151,403
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	4,950,760
		9,102,163
128

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Materials — 2.8%
$2,000,000	Air Products & Chemicals, Inc., 1.20%, 10/15/17	$1,949,240
630,000	Airgas, Inc., 4.50%, 09/15/14	655,307
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,045,490
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,499,933
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,807,378
1,000,000	International Paper Co., 9.38%, 05/15/19	1,322,599
5,000,000	Praxair Inc, 0.75%, 02/21/16	4,987,990
		14,267,937
Telecommunication Services — 0.8%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,105,864
Utilities — 1.0%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,679,106
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	991,641
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,571,065
		5,241,812

Total Corporate Bonds (Cost $291,021,824)		294,147,362

ASSET-BACKED SECURITIES — 4.5%

CAYMAN ISLANDS — 0.8%
4,028,328	Gannett Peak CLO Ltd., Series 2006-1A, Class A1A, 0.53%, 10/27/20(b)(c)	3,988,045
UNITED STATES — 3.7%
11,850,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A2AR, 1.37%, 08/27/46(c)	11,020,500
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.75%, 07/13/25(b)(c)	8,450,700

Total Asset-Backed Securities (Cost $22,989,471)		23,459,245

Principal Amount		Value
MUNICIPAL BONDS — 6.8%

California — 0.9%
$3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	$4,555,667
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,048,880
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,414,342
		2,463,222
Georgia — 0.6%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,205,469
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,595,138
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,361
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	187,029
		207,390
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,115,049
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	41,360
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	638,463
		679,823
129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
New Jersey — 1.3%
$1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	$1,606,290
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,010,220
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	101,325
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,118,819
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,557,253
160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	162,880
		6,556,787
New York — 0.8%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,697,710
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	114,899
210,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 5.64%, 12/15/13	213,988
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,090,534
		4,117,131
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,227,433

Principal Amount		Value
Oregon — 0.1%
$500,000	State of Oregon University and College Improvements GO, Series B 2.22%, 08/01/13	$500,000
South Carolina — 0.2%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,206,681
Washington — 1.2%
6,000,000	Energy Northwest Nuclear Power Plants Revenue Bonds, Series E 2.15%, 07/01/18	5,957,100

Total Municipal Bonds (Cost $34,664,242)		35,386,890

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
3,633,420	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	3,708,056

Total Collateralized Mortgage Obligations (Cost $3,721,798)		3,708,056

U.S. GOVERNMENT AGENCIES — 7.2%

Fannie Mae — 1.0%
1,765,000	5.00%, 03/02/15	1,896,390
2,705,000	5.00%, 04/15/15	2,919,972
200,000	1.63%, 10/26/15	205,063
4,293	7.50%, 08/01/25	5,020
		5,026,445
Federal Farm Credit Bank — 0.0%
105,000	3.00%, 09/22/14	108,405
		108,405
Federal Home Loan Bank — 2.0%
825,000	3.25%, 09/12/14	852,928
870,000	5.25%, 09/12/14	918,094
720,000	4.75%, 11/14/14	761,635
895,000	2.75%, 12/12/14	925,687
200,000	4.50%, 02/18/15	212,952
2,025,000	2.75%, 03/13/15	2,104,435
2,500,000	2.88%, 06/12/15	2,616,203
150,000	5.00%, 12/21/15	165,923
2,000,000	0.38%, 06/24/16	1,980,604
		10,538,461
130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Freddie Mac — 0.1%
$300,000	2.88%, 02/09/15	$311,830
		311,830
Ginnie Mae — 0.0%
30,430	8.50%, 10/15/17	32,316
351	9.00%, 02/15/20	353
		32,669
Overseas Private Investment Corp. — 1.8%
8,375,001	5.14%, 12/15/23	9,362,037
		9,362,037
Private Export Funding Corp. — 1.1%
105,000	4.55%, 05/15/15	112,862
1,400,000	4.95%, 11/15/15	1,538,195
3,000,000	5.00%, 12/15/16	3,386,736
500,000	2.25%, 12/15/17	518,931
		5,556,724
Small Business Administration — 1.0%
900,526	4.73%, 02/10/19	959,623
1,516,569	4.11%, 03/10/20	1,630,882
2,537,634	4.08%, 03/10/21	2,716,005
		5,306,510
Tennessee Valley Authority — 0.2%
110,000	4.75%, 08/01/13	110,000
725,000	6.25%, 12/15/17	866,406
		976,406

Total U.S. Government Agencies (Cost $35,381,252)		37,219,487

U.S. GOVERNMENT SECURITIES — 19.9%

U.S. Treasury Notes — 19.9%
26,991,000	0.25%, 02/28/15	26,996,263
54,180,000	7.25%, 08/15/22	75,805,459

Total U.S. Government Securities (Cost $106,406,138)		102,801,722

GOVERNMENT BONDS — 2.2%

AUSTRALIA — 0.2%
1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	997,627

Principal Amount		Value
CANADA — 0.6%
$230,000	Province of Ontario Canada, 2.70%, 06/16/15	$239,076
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	2,984,250
		3,223,326
EGYPT — 0.2%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,082,646
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,028,100
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	999,900
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,042,031
SOUTH KOREA — 0.4%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	498,661
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,483,296
		1,981,957

Total Government Bonds (Cost $11,043,857)		11,355,587

Shares
INVESTMENT COMPANY — 1.0%
5,035,300	SEI Daily Income Trust Government II Fund, Class A, 0.00%(d)	5,035,300

Total Investment Company (Cost $5,035,300)		5,035,300

TOTAL INVESTMENTS — 99.2% (Cost $510,263,882)(a)		$513,113,649

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,897,345
NET ASSETS — 100.0%		$517,010,994
131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

(a)	Cost for federal income tax purposes is $510,263,943 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,662,426
Unrealized depreciation	(4,812,720)
Net unrealized appreciation	$2,849,706

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $77,927,198 which is 15.1% of net assets.
(c)	Variable rate security. Rate shown is the rate as of July 31, 2013.
(d)	Rate shown represents current yield at July 31, 2013.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	27.1%
Corporate Bonds	56.9
Municipal Bonds	6.8
Government Bonds	2.2
Asset Backed Securities	4.5
Collateralized Mortgage Obligations	0.7
Other*	1.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2013
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 99.0%

Alabama — 0.6%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,774,050
1,500,000	Alabama Public School & College Authority Refunding Revenue Bonds, Series A, 5.00%, 05/01/14	1,550,730
		7,324,780
Arizona — 0.9%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,355,040
1,375,000	Arizona School Facilities Board Refunding Revenue Bonds, Series A (AMBAC), 5.75%, 07/01/14(b)	1,442,966
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	393,705
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,695,309
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	834,272
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	229,655
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,357,971
		11,308,918
California — 2.8%
2,650,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	3,109,722
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,726,826
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	109,903

Principal Amount		Value
California (continued)
$1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	$1,164,199
810,000	Santa Monica Community College District 2002 Election Refunding GO, Series A, 2.00%, 08/01/13	810,000
635,000	Santa Monica Community College District 2002 Election Refunding GO, Series A, 2.00%, 08/01/14	646,157
4,945,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.05%, 07/01/36(c)	4,945,000
2,550,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	2,634,482
1,000,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	1,033,130
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,012,400
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,181,395
		34,373,214
Colorado — 0.7%
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	528,057
1,200,000	Douglas County School District No Re-1 Douglas & Elbert Counties Refunding GO, Series B (AGM, State Aid Withholding), 5.00%, 12/15/14	1,276,716
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,228,900
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,379,727
133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Colorado (continued)
$1,000,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	$1,159,490
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,935,846
		8,508,736
Connecticut — 1.6%
770,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, 3.00%, 07/01/14	787,156
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)(d)	1,934,620
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(c)	4,846,452
2,800,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.04%, 07/01/29(c)	2,800,000
8,290,000	State of Connecticut Special Tax Refunding Revenue Bonds, 2.00%, 11/01/13	8,326,642
750,000	University of Connecticut Revenue Bonds, Series A (GO of University), 5.00%, 01/15/14	765,915
		19,460,785
District Of Columbia — 0.9%
1,000,000	District of Columbia Georgetown University Refunding Revenue Bonds, Series A, 5.00%, 04/01/14	1,029,950
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,935,500
2,250,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	2,672,168
1,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series A, 4.00%, 10/01/13	1,006,050
		10,643,668

Principal Amount		Value
Florida — 4.2%
$3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	$3,173,310
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	931,112
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,257,640
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,703,899
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,634,562
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	252,668
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,189,562
8,200,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.05%, 10/01/36(c)	8,200,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	514,580
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,265,400
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,035,818
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,371,740
1,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series C, 5.00%, 10/01/14	1,054,770
1,000,000	Palm Beach County Refunding Revenue Bonds, 5.00%, 08/01/17	1,047,090
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	562,395
134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Florida (continued)
$6,010,000	Palm Beach County School District Refunding COP, Series E (AMBAC), 5.38%, 08/01/13	$6,010,000
		50,204,546
Georgia — 2.5%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,702,500
700,000	County of Forsyth Refunding GO, 5.25%, 03/01/14(b)	727,111
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,148,200
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,434,550
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,693,550
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,423,095
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	555,602
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	703,912
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,177,291
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,243,240
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,748,070
		30,557,121

Principal Amount		Value
Hawaii — 0.8%
$8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	$9,483,360
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	463,383
		9,946,743
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,740,165
Illinois — 1.8%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,650,660
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	965,322
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,510,018
375,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	393,266
125,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15(b)	127,433
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,162,790
3,973,000	Illinois Finance Authority University & College Improvement Revenue Bonds, Series B, 0.05%, 07/01/33(c)	3,973,000
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,448,650
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,084,675
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	904,472
135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Illinois (continued)
$945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	$1,078,245
		21,298,531
Indiana — 1.7%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	627,664
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,173,186
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	730,282
900,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	1,041,372
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	728,182
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	537,133
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	557,129
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,137,239
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	946,096

Principal Amount		Value
Indiana (continued)
$400,000	Perry Township Multi School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 01/10/21	$455,779
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	535,265
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	786,078
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	822,825
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	654,622
370,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	424,531
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,696,465
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,253,890
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	710,801
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,047,040
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	834,806
136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Indiana (continued)
$1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	$1,073,110
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	184,209
		20,957,704
Iowa — 0.2%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,356,680
Kansas — 0.5%
5,700,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.05%, 09/01/19(c)	5,700,000
Kentucky — 0.7%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,979,150
1,600,000	Kentucky State Property & Building Commission Project No. 100 Refunding Revenue Bonds, Series A, 3.00%, 08/01/14	1,641,984
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,695,483
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,097,460
		8,414,077
Louisiana — 0.4%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,166,080

Principal Amount		Value
Louisiana (continued)
$2,000,000	State of Louisiana Refunding GO Series C, 5.00%, 07/15/14	$2,090,140
		4,256,220
Maine — 0.6%
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	791,455
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,678,417
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,151,121
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/21(b)	128,985
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,996,362
1,000,000	Maine Municipal Bond Bank Grant Anticipation Notes Department Revenue Bonds, Series A (AMBAC), 5.00%, 09/01/13	1,003,958
		6,750,298
Maryland — 2.0%
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,192,450
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,500,629
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,154,330
4,125,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	4,899,098
137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Maryland (continued)
$2,320,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/17	$2,694,726
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,084,640
2,960,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/20	3,553,391
		24,079,264
Massachusetts — 9.8%
3,600,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 09/27/13	3,602,891
4,800,000	Brockton Area Transit Authority Cash Flow Management GO (State Aid Appropriation), 1.00%, 08/01/14	4,827,744
6,000,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/14	6,035,760
700,000	City of Springfield Recreational Facilities Improvements GO (NATL-RE, School Board Resolution Funding), 5.25%, 08/01/14	734,258
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,528,775
1,050,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.04%, 01/01/21(c)	1,050,000
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,104,760
2,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/16/13	2,000,547
4,460,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/08/14	4,485,645

Principal Amount		Value
Massachusetts (continued)
$4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	$4,707,320
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,278,506
500,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/13	500,000
1,100,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/14	1,154,967
4,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	4,715,920
7,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	7,977,270
10,705,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.06%, 08/01/37(c)	10,705,000
6,325,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/20/14	6,358,459
5,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/09/13	5,000,763
16,880,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/25/14	16,979,254
7,500,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/30/13	7,504,143
11,961,000	Worcester Regional Transit Authority Refunding Revenue Notes, 1.00%, 06/20/14	12,024,274
		118,276,256
138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Michigan — 1.9%
$345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	$362,046
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	694,842
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	456,515
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	630,988
125,000	Jackson Public Schools Refunding GO, (AGM Q-SBLF), 5.00%, 05/01/15	129,409
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	25,882
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,134,315
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,444,523
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,561,904
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,259,146
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	874,727
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,301,230
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,115,230
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,208,240
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	708,470
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	277,627

Principal Amount		Value
Michigan (continued)
$4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	$5,066,126
1,500,000	University of Michigan Revenue Bonds, 0.03%, 04/01/32(c)	1,500,000
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,254,306
		23,005,526
Minnesota — 1.4%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,517,607
2,500,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series A, 5.00%, 03/01/14	2,569,175
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	497,777
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,995,809
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,376,328
2,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,332,620
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,172,980
		16,462,296
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,053,717
Missouri — 1.0%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,080,700
500,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	523,775
139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Missouri (continued)
$500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, 5.00%, 03/01/18	$573,945
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,623,854
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,233,486
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	5,686,600
		11,722,360
Nevada — 0.5%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,980,589
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,299,088
		6,279,677
New Hampshire — 0.5%
5,250,000	State of New Hampshire Highway Improvements Revenue, 5.00%, 09/01/19	6,146,280

New Jersey — 4.0%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	274,908
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,105,440
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	237,861

Principal Amount		Value
New Jersey (continued)
$5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	$5,757,350
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,718,265
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	536,175
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,315,144
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,048,500
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,470,086
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(b)	28,171
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,308,306
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	16,903
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,853,393
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	47,112
140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	$1,491,230
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,095,988
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,526,181
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,238,125
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	353,804
		48,422,942
New Mexico — 0.1%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,086,750
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	275,679
		1,362,429
New York — 31.3%
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.05%, 08/15/23(c)(d)	3,000,000
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,435,433
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	567,694
8,470,000	City of New York Public Improvements GO, Sub-Series A-1, 5.00%, 10/01/20	9,909,731

Principal Amount		Value
New York (continued)
$2,220,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	$2,594,003
1,000,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	1,165,120
2,705,000	City of New York Refunding GO, Series D, 5.00%, 08/01/13(b)	2,705,000
1,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/14	1,047,500
8,340,000	City of New York Refunding GO, Series E, 5.00%, 08/01/20	9,745,040
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,760,075
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/17	5,733,650
12,000,000	City of New York Refunding GO, Sub-Series I-1, 5.00%, 08/01/19	14,051,880
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,317,020
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,619,700
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,054,390
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,046,140
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	11,519,300
1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(d)	1,132,680
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/17	11,458,100
141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
New York (continued)
$1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	$2,217,465
9,550,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/22	10,821,678
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	655,051
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,305,467
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,200,186
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,039,780
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,682,925
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,900,825
1,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, 5.00%, 11/01/13(b)	1,011,410
9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	10,965,375
1,060,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/14	1,122,105
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(b)	1,168,242

Principal Amount		Value
New York (continued)
$995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	$1,151,683
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,251,626
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,775,411
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,538,161
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,238,085
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,859,948
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,093,613
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,810,318
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	604,589
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,768,754
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	6,668,298
142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
New York (continued)
$1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	$2,100,808
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,523,950
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,756,223
7,090,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.05%, 04/01/24(c)	7,090,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	801,066
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,660,949
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,695,600
600,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series A, 0.06%, 07/01/29(c)	600,000
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	993,735
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	17,669
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,994,525

Principal Amount		Value
New York (continued)
$550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	$586,135
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,883,768
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,414,600
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,772,300
4,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 5.00%, 02/15/20	4,701,480
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,224,228
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,559,920
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	5,857,550
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,369,120
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,064,490
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,618,772
1,500,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/18	1,748,325
143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
New York (continued)
$6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	$6,620,220
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,681,809
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,732,250
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,173,790
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	455,991
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,461,120
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,673,450
925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	1,006,807
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,499,863
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	531,910
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,897,950
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,063,530

Principal Amount		Value
New York (continued)
$10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	$11,765,400
16,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	18,455,938
6,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Sub-Series B1 (GO of Authority), 5.00%, 11/15/25(c)	6,078,540
6,845,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/18	8,105,781
6,050,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.04%, 01/01/32(c)(d)	6,050,000
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,295,574
		378,298,587
North Carolina — 2.8%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	790,296
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,062,008
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,523,061
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,132,856
2,595,000	City of Charlotte Water & Sewer System Revenue Bonds, Series B, 0.05%, 07/01/36(c)	2,595,000
5,000,000	City of Raleigh Combined Enterprise System Water and Sewer Revenue Bonds, Series A, 0.05%, 03/01/35(c)	5,000,000
3,300,000	County of Guilford Recreational Facilities GO, Series B, 0.05%, 03/01/25(c)	3,300,000
144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	$3,599,488
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	674,298
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	749,216
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	783,270
435,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/24	483,094
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,391,719
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,734,443
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	389,370
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,353,860
1,745,000	State of North Carolina Annual Appropriation Revenue Bonds, Series A, 4.50%, 05/01/14	1,800,631
4,415,000	Town of Cary Public Improvements GO, 0.05%, 06/01/27(c)	4,415,000
		33,777,610
Ohio — 1.6%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,715,848
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	425,479
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,143,080

Principal Amount		Value
Ohio (continued)
$4,500,000	State of Ohio Infrastructure Improvement Refunding GO, Series B, 0.04%, 08/01/17(c)	$4,500,000
1,300,000	State of Ohio Refunding GO, Series B, 5.00%, 09/15/14	1,368,016
6,715,000	State of Ohio School Improvements GO, Series C, 0.04%, 06/15/26(c)	6,715,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,958,204
		18,825,627
Oklahoma — 0.1%
1,000,000	City of Oklahoma City Refunding GO, 4.00%, 03/01/14	1,021,950

Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,486,732
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,276,950
100,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	117,899
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	2,126,993
1,000,000	Washington County School District No 15 Forest Grove Refunding GO, (AGM, School Board GTY), 5.00%, 06/15/14	1,041,450
		7,050,024
Pennsylvania — 1.9%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	8,095,640
145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Pennsylvania (continued)
$7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	$7,953,750
4,790,000	Philadelphia School District Refunding GO, Series G (State Aid Withholding), 0.05%, 09/01/30(c)	4,790,000
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(c)(d)	1,005,920
1,315,000	Washington County Authority University of Pennsylvania Refunding Revenue Bonds, 0.04%, 07/01/34(c)	1,315,000
		23,160,310
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	127,961
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	777,728
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	788,849
		1,566,577
South Carolina — 1.0%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,435,547
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	963,635
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,416,061

Principal Amount		Value
South Carolina (continued)
$1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	$1,925,736
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	391,129
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	805,963
		11,938,071
Tennessee — 1.3%
1,150,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/21	1,380,184
1,200,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,414,212
12,895,000	County of Shelby Refunding GO, Series C, 0.06%, 12/01/31(c)	12,895,000
		15,689,396
Texas — 9.0%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,382,244
3,660,000	Alamo Heights Independant School District Refunding GO (PSF-GTD), 5.00%, 02/01/21	4,316,970
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(b)	101,755
1,165,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/20	1,223,460
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	528,060
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	445,471
146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Texas (continued)
$770,000	Brownsville Independent School District Refunding GO, Series A, (PSF-GTD), 1.00%, 08/15/13	$770,218
955,000	Carrollton-Farmers Branch Independent School District Refunding GO, Series A, (PSF-GTD), 2.00%, 02/15/14	962,946
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	527,978
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	916,632
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,189,017
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,115,000
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,088,380
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,153,560
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,045,333
950,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/15(b)	1,021,165
330,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/20	350,327
265,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	274,368
1,630,000	City of San Antonio Refunding GO, 5.25%, 08/01/13	1,630,000
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	284,185
1,420,000	County of Nueces Public Improvements GO, (AMBAC), 5.00%, 02/15/14(b)	1,456,167

Principal Amount		Value
Texas (continued)
$1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	$1,175,820
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,207,785
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	277,335
8,360,000	Eagle Mountain & Saginaw Independent School District GO (PSF-GTD), 2.50%, 08/01/50(c)	8,535,644
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	572,608
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	302,288
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	742,455
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,058,140
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(b)	360,485
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,196,230
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	10,510
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	383,798
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	542,070
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,760,355
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,376,009
147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,000,000	Houston Community College System University and College Improvements GO, 5.00%, 02/15/21	$1,173,570
2,745,000	Hurst-Euless-Bedford Independent School District Improvememts GO, (PSF-GTD), 5.00%, 08/15/14	2,879,615
385,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	411,157
1,570,000	Lewisville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/14	1,646,993
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,003,640
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	599,822
625,000	Midlothian Independent School District GO, Series B (PSF-GTD), 2.25%, 08/01/51(c)	636,088
6,000,000	North East Independent School District GO, Series A (PSF-GTD), 1.00%, 08/01/43(c)	6,027,180
13,000,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(c)(d)	13,181,740
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(c)	6,585,800
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	598,322
275,000	Rockwall Independent School District Improvememts GO, (PSF-GTD), 4.75%, 02/15/15(b)	293,508
225,000	Rockwall Independent School District Improvememts GO, (PSF-GTD), 4.75%, 02/15/15	239,857
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,024,728

Principal Amount		Value
Texas (continued)
$495,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	$549,851
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,500,998
2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	2,893,890
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,220,752
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,581,389
1,200,000	Texas Tech University Refunding Revenue Bonds (AMBAC), 5.00%, 08/15/13(b)	1,202,203
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,221,689
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,488,219
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,757,009
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	165,963
		108,168,751
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,238,781
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	136,801
		2,375,582
Virginia — 2.9%
715,000	City of Charlottesville Public Improvememts GO, 3.00%, 08/15/14	735,621
148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Virginia (continued)
$1,000,000	City of Newport News Water Improvement Refunding GO, Series B (State Aid Withholding), 5.25%, 07/01/14	$1,045,760
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	181,658
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,518,898
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	658,170
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,520,532
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,665,077
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	6,954,060
5,130,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	5,860,050
1,000,000	Virginia Commonwealth Transportation Board Route 28 Project Refunding Revenue Bonds, 3.00%, 04/01/14	1,018,470
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,721,100
750,000	Virginia Public Building Authority Refunding Revenue Bonds, Series B, 5.00%, 08/01/13	750,000
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,893,171

Principal Amount		Value
Virginia (continued)
$1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	$1,304,013
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,435,550
1,335,000	Virginia Public School Authority School Improvements Revenue Bonds, Series B, (State Aid Intercept Program), 3.00%, 08/01/14	1,371,913
		35,634,043
Washington — 2.9%
1,705,000	Benton County School District No 400 Richland School Improvements GO, (School Board GTY), 5.00%, 12/01/22	2,000,136
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	111,883
2,970,000	City of Tacoma Water Improvement Refunding Revenue Bonds, 2.00%, 12/01/13	2,987,404
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,919,834
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	897,872
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,158,630
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	763,674
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	367,514
1,000,000	King County School District No. 405 Bellevue School Improvement GO, Series A (School Board GTY), 3.00%, 12/01/13	1,009,180
149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

Principal Amount		Value
Washington (continued)
$1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	$1,717,920
3,000,000	King County Sewer Improvements GO, Series B, 0.05%, 01/01/40(c)	3,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,529,069
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,211,340
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	921,712
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	5,657,650
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(b)	656,927
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	809,986
4,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	4,651,600
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,211,074
		35,583,405
West Virginia — 0.1%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	143,055
800,000	West Virginia University Revenue Bonds, Series B, 5.00%, 10/01/14	843,624
		986,679
Wisconsin — 0.8%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	102,589
4,245,000	Green Bay Area Public School District Refunding GO, 2.00%, 04/01/14	4,295,600

Principal Amount		Value
Wisconsin (continued)
$500,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 1, 5.00%, 06/01/14	$519,790
1,000,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 2, 5.00%, 06/01/14	1,039,580
3,500,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 2, 5.00%, 07/01/20	4,127,060
		10,084,619

Total Municipal Bonds (Cost $1,185,912,209)		1,195,902,125

Shares
INVESTMENT COMPANY — 2.4%
28,703,300	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$28,703,300

Total Investment Company (Cost $28,703,300)		28,703,300

TOTAL INVESTMENTS — 101.4% (Cost $1,214,615,509)(a)		1,224,605,425

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(17,396,523)
NET ASSETS — 100.0%		$1,207,208,902

(a)	Cost for federal income tax purposes is $1,214,615,509 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$23,312,689
Unrealized depreciation	(13,322,773)
Net unrealized appreciation	$9,989,916

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Variable rate security. Rate shown is the rate as of July 31, 2013.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at July 31, 2013.
150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2013
(Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.6%
Arizona	0.9%
California	2.8%
Colorado	0.7%
Connecticut	1.6%
District Of Columbia	0.9%
Florida	4.2%
Georgia	2.5%
Hawaii	0.8%
Idaho	0.1%
Illinois	1.8%
Indiana	1.7%
Iowa	0.2%
Kansas	0.5%
Kentucky	0.7%
Louisiana	0.4%
Maine	0.6%
Maryland	2.0%
Massachusetts	9.8%
Michigan	1.9%
Minnesota	1.4%
Mississippi	0.2%
Missouri	1.0%
Nevada	0.5%
New Hampshire	0.5%
New Jersey	4.0%
New Mexico	0.1%
New York	31.3%
North Carolina	2.8%
Ohio	1.6%
Oklahoma	0.1%
Oregon	0.6%
Pennsylvania	1.9%
Puerto Rico	0.0%
Rhode Island	0.1%
South Carolina	1.0%
Tennessee	1.3%
Texas	9.0%
Utah	0.2%
Virginia	2.9%
Washington	2.9%
West Virginia	0.1%
Wisconsin	0.8%
Other*	1.0%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable prepaids and accrued expenses payable.
151

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments
July 31, 2013 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2013, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2013, the Subsidiary represented $259,609,498, or 16.94% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

152

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity at acquisition are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such investments or other assets and liabilities. Fair value methods can include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ Investment Adviser, Bessemer Investment Management LLC (“BIM”)(“Adviser”). Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations, industry inputs for market standard pricing models and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 18 days during the period ended July 31, 2013. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2013, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2013.

153

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

The fair value of investments is determined in accordance with the valuation procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies for derivatives and all other types of investments on a quarterly basis. The Pricing Committee is charged with the responsibility to determine the fair value of certain investments for which market quotations are not readily available. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased and sold, the type of investment, financial statements and company filings, lack of marketability, the cost and date of purchase, recommendation of the Adviser and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy. These valuation methods may require subjective determinations about the value of an investment. While the Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects investment values as of the time of pricing, the Funds cannot guarantee that values determined by the Pricing Committee would accurately reflect the price that the Funds could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the investments were sold.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable, (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has

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borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data, among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of July 31, 2013, the Real Return Fund held $36,433,488, or 2.38% of net assets, in collectibles.

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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I. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).
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•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$742,743,181	(a)	$—		$—	$742,743,181
Investment Company	10,082,400		—		—	10,082,400
U.S. Government Agencies	—		11,499,898		—	11,499,898
U.S. Government Securities	—		9,999,883		—	9,999,883
Total	$752,825,581		$21,499,781		$—	$774,325,362

Large Cap Strategies Fund
Equity Securities:(b)	$6,516,952,215	(a)	$39,325,240	(e)	$—	$6,556,277,455
Exchange Traded Funds	701,025,060		—		—	701,025,060
U.S. Government Agencies	—		13,399,794		—	13,399,794
U.S. Government Securities	—		15,399,857		—	15,399,857
Cash Sweep	113,004,000		—		—	113,004,000
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		1,140,850		—	1,140,850
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(11,854,019)		—	(11,854,019)
Total	$7,330,981,275		$57,411,722		$—	$7,388,392,997

Global Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$1,013,039		$—		$—	$1,013,039
Australia	101,036,370		2,278		129,393	101,168,041
Austria	12,601,131		—		—	12,601,131
Bahamas	63,740		—		—	63,740
Belgium	14,671,850		—		—	14,671,850
Bermuda	42,139,972		—		—	42,139,972
Brazil	48,287,033		36,355		—	48,323,388
Canada	132,541,927		—		—	132,541,927
Cayman Islands	70,593		—		—	70,593
Chile	5,625,948		—		—	5,625,948
China	57,111,829		—		96,397	57,208,226
Columbia	34,298		—		—	34,298
Cyprus	886,920		—		—	886,920
Denmark	30,031,586		—		—	30,031,586
Finland	26,730,748		—		—	26,730,748
France	125,303,770		—		—	125,303,770
Gabon	31,829		—		—	31,829
Germany	141,421,267		—		—	141,421,267
Gibraltar	437,636		—		—	437,636
Greece	2,378,802		—		5	2,378,807
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Guernsey	$4,021,511	$—	$—	$4,021,511
Hong Kong	85,883,583	23,507	1,510,669	87,417,759
Hungary	1,280,020	—	—	1,280,020
India	56,120,892	—	19,359	56,140,251
Indonesia	24,850,957	—	12,359	24,863,316
Ireland	135,185,105	709,100	—	135,894,205
Isle of Man	44,723	—	—	44,723
Israel	119,063,509	—	—	119,063,509
Italy	27,356,376	—	280	27,356,656
Japan	281,322,930	—	—	281,322,930
Jersey Channel Islands	636,922	—	—	636,922
Liechtenstein	311,071	—	—	311,071
Luxembourg	13,691,986	—	—	13,691,986
Malaysia	40,556,581	—	—	40,556,581
Malta	336,288	—	—	336,288
Mauritius	286,614	—	—	286,614
Mexico	30,510,807	43,907	—	30,554,714
Monaco	21,392	—	—	21,392
Mongolia	78,677	—	—	78,677
Netherlands	56,791,820	—	—	56,791,820
New Zealand	19,520,965	—	—	19,520,965
Norway	12,212,245	—	—	12,212,245
Papua New Guinea	11,685	—	—	11,685
Peru	5,537,789	—	—	5,537,789
Philippines	13,068,545	—	—	13,068,545
Poland	6,070,340	—	—	6,070,340
Portugal	3,295,093	—	—	3,295,093
Russia	146,520	—	—	146,520
Singapore	95,251,820	—	—	95,251,820
South Africa	33,651,005	—	—	33,651,005
South Korea	74,458,881	—	193,628	74,652,509
Spain	28,885,820	49,112	—	28,934,932
Sweden	43,894,880	—	790	43,895,670
Switzerland	87,861,910	—	—	87,861,910
Taiwan	69,677,162	—	—	69,677,162
Thailand	8,695	21,999,694	—	22,008,389
Turkey	8,070,375	—	—	8,070,375
Ukraine	39,062	—	—	39,062
United Arab Emirates	2,686,301	—	—	2,686,301
United Kingdom	505,236,946	—	—	505,236,946
United States	2,702,798,973	—	—	2,702,798,973
Total Equities	$5,333,157,064	$22,863,953	$1,962,880	$5,357,983,897
Exchange Traded Funds	616,507,566	—	—	616,507,566
Investment Company	21,673,500	—	—	21,673,500
Rights/Warrants
Australia	—	2,096	1,180	3,276
Austria	—	—	914	914
China	—	—	—	—
France	—	—	—	—
Greece	27,658	—	—	27,658
Hong Kong	745	—	—	745
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Israel	$580	$—	$—	$580
Italy	—	106	—	106
Malaysia	180,621	—	—	180,621
Norway	32	—	—	32
Spain	24	—	—	24
Thailand	2,246	5,735	—	7,981
United States	—	—	—	—
Total Rights/Warrants	$211,906	$7,937	$2,094	$221,937
U.S. Government Agencies	—	53,399,732	—	53,399,732
U.S. Government Securities	—	40,999,455	—	40,999,455
Cash Sweep	82,147,297	—	—	82,147,297
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	327,898	—	327,898
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	—	—	—
Total	$6,053,697,333	$117,598,975	$1,964,974	$6,173,261,282
Global Opportunities Fund
Equity Securities:(b)
Australia	$12,546,408	$—	$—	$12,546,408
Belgium	5,284,054	—	—	5,284,054
Bermuda	21,628,276	—	—	21,628,276
Brazil	2,822,176	—	—	2,822,176
Canada	33,060,955	—	—	33,060,955
Chile	5,493,956	—	—	5,493,956
China	3,593,370	—	800,429	4,393,799
Finland	6,092,785	—	—	6,092,785
France	27,333,800	—	—	27,333,800
Germany	7,777,596	—	—	7,777,596
Hong Kong	17,716,539	—	—	17,716,539
India	1,045,551	—	—	1,045,551
Indonesia	697,092	—	—	697,092
Ireland	25,284,016	—	—	25,284,016
Israel	7,940,000	—	—	7,940,000
Italy	17,399,114	—	—	17,399,114
Japan	101,800,946	—	—	101,800,946
Jersey Channel Islands	1,794,737	—	—	1,794,737
Malaysia	20,640,575	—	—	20,640,575
Mexico	371,550	—	—	371,550
Netherlands	4,904,413	—	—	4,904,413
New Zealand	487,263	—	—	487,263
Norway	11,701,519	—	—	11,701,519
Pakistan	2,406,401	—	—	2,406,401
Poland	3,118,437	—	—	3,118,437
Portugal	7,339,580	—	—	7,339,580
Puerto Rico	3,710,930	—	—	3,710,930
Singapore	28,491,875	—	—	28,491,875
South Africa	13,261,217	—	—	13,261,217
South Korea	2,606,825	—	288,922	2,895,747
Spain	3,028,341	—	—	3,028,341
Sweden	5,205,923	—	—	5,205,923
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Switzerland	$19,455,755	$—		$—		$19,455,755
Taiwan	14,622,429	—		—		14,622,429
Thailand	4,148,502	—		—		4,148,502
Turkey	440,736	—		—		440,736
United Kingdom	35,165,111	—		—		35,165,111
United States	707,124,063	—		258,750		707,382,813
Total Equities	$1,187,542,816	$—		$1,348,101		$1,188,890,917
Exchange Traded Funds	37,192,295	—		—		37,192,295
Rights/Warrants	—	980	(a)	—		980
Bank Loans	—	90,502,047	(a)	—		90,502,047
Corporate Bonds	—	1,231,964,742	(a)	24,111,154	(c)	1,256,075,896
Government Bonds	—	691,267,709	(a)	—		691,267,709
Asset-Backed Securities	—	170,053,238	(a)	—		170,053,238
Non-Agency Mortgage-Backed Securities	—	936,859,338	(a)	—		936,859,338
U.S. Government Agencies	—	881,086,081		—		881,086,081
U.S. Government Securities	—	1,623,986,830		—		1,623,986,830
Cash Sweep	217,440,468	—		—		217,440,468
Security Sold Short	—	(5,746,313)		—		(5,746,313)

Other financial instruments - Assets*:
Equity contracts	—	92,967,499		—		92,967,499
Foreign exchange currency contracts	—	30,119,999		—		30,119,999
Other financial instruments - Liabilities*:
Commodity contracts	(1,058,950)	—		—		(1,058,950)
Equity contracts	(85,149,515)	(42,484,576)		—		(127,634,091)
Foreign exchange currency contracts	—	(44,326,029)		—		(44,326,029)
Total	$1,355,967,114	$5,656,251,545		$25,459,255		$7,037,677,914
Real Return Fund
Equity Securities	$464,684,187 (a)	$—		$—		$464,684,187
Collectible Coins	—	36,433,488		—		36,433,488
Commodities	129,471,787	—		—		129,471,787
Asset-Backed Securities	—	123,890,000	(a)	—		123,890,000
U.S. Government Agencies	—	415,892,499		—		415,892,499
U.S. Government Securities	—	335,997,962		—		335,997,962
Cash Sweep	3,754,456	—		—		3,754,456
Other financial instruments - Assets*:
Commodity contracts	2,598,478	15,399,137		—		17,997,615
Other financial instruments - Liabilities*:
Commodity contracts	(22,430,414)	(20,427,824)		—		(42,858,238)
Total	$578,078,494	$907,185,262		$—		$1,485,263,756
Fixed Income Fund
Corporate Bonds	$—	$294,147,362	(a)	$—		$294,147,362
Asset-Backed Securities	—	23,459,245	(a)	—		23,459,245
Municipal Bonds	—	35,386,890	(a)	—		35,386,890
Collateralized Mortgage Obligations	—	3,708,056	(a)	—		3,708,056
U.S. Government Agencies	—	37,219,487		—		37,219,487
U.S. Government Securities	—	102,801,722		—		102,801,722
Government Bonds	—	11,355,587	(a)	—		11,355,587
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investment Company	$5,035,300	$—		$—	$5,035,300
Total	$5,035,300	$508,078,349		$—	$513,113,649

Municipal Bond Fund
Municipal Bonds	$—	$1,195,902,125	(a)	$—	$1,195,902,125
Investment Company	28,703,300	—		—	28,703,300
Total	$28,703,300	$1,195,902,125		$—	$1,224,605,425

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund, certain foreign securities were not fair valued at July 31, 2013 as the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). See footnote 3.A. regarding transfers between Levels 1 and 2. The Funds have no transfers between Level 1 and Level 2 investments during the reporting period due to exceeding the predetermined level. Certain investments for the Global Small & Mid Cap Fund were transferred into Level 2 in the amount of $22,564,695 and there were no transfers out of Level 2.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Global Small & Mid Cap Fund and Global Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended July 31, 2013. There were transfers into Level 3 of $1,365,829 and $516,610 and out of Level 3 in the amount of $591,392 and $0 for the Global Small & Mid Cap Fund and the Global Opportunities Fund respectively. In addition, there were no significant purchases and sales during the period. As of July 31, 2013, the percentage of NAV was 0.03% and 0.37% for the Global Small & Mid Cap Fund and Global Opportunities Fund, respectively.
(e)	Represents a security as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

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July 31, 2013 (Unaudited)

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of July 31, 2013, all derivatives in a net liability position are fully collateralized.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

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July 31, 2013 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2013
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Large Cap Strategies Fund	Location	Value	Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,140,850	Unrealized depreciation on forward foreign currency exchange contracts	$(11,854,019)
Total		$1,140,850		$(11,854,019)

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Global Small & Mid Cap Fund	Location	Value	Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$327,898	Unrealized depreciation on forward foreign currency exchange contracts	$0
Total		$327,898		$0

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Global Opportunities Fund	Location	Value	Location	Value
Equity contracts	Unrealized appreciation on swap contracts	$14,450,770	Unrealized depreciation on swap contracts	$10,134,642
	Structured option contracts, at value	78,516,729	Written option contracts, at value	85,149,515
			Structured option contracts, at value	32,349,934
			Variation Margin	276
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	30,119,999	Unrealized depreciation on forward foreign currency exchange contracts	44,326,029
Total		$123,087,498		$171,960,396

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Real Return Fund	Location	Value	Location	Value
Commodity contracts	Unrealized appreciation on swap contracts	$15,399,137	Unrealized depreciation on swap contracts	$20,427,824
	Variation Margin	803,027
	Investments, at value (purchased options)	15,000	Written option contracts, at value	10,174,000
Total		$16,217,164		$30,601,824

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was

163

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July 31, 2013 (Unaudited)

open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of July 31, 2013, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	129,460,479	Swiss Franc	126,000,000	Bank of New York Mellon Corp.	08/27/13	$(6,717,314)
U.S. Dollar	122,865,761	Euro	92,369,509	Bank of New York Mellon Corp.	09/13/13	(36,995)
Swiss Franc	126,000,000	U.S. Dollar	135,036,942	Barclays Plc	08/27/13	1,140,850
U.S. Dollar	124,314,441	Euro	96,000,000	Barclays Plc	08/27/13	(3,410,949)
U.S. Dollar	184,803,177	United Kingdom Pound	122,470,731	Barclays Plc	08/27/13	(1,468,326)
United Kingdom Pound	122,470,731	U.S. Dollar	186,491,938	Barclays Plc	08/27/13	(220,435)
						$(10,713,169)

As of July 31, 2013, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	9,087,769	Australian Dollar	9,893,000	Citigroup, Inc.	10/31/13	$251,890
U.S. Dollar	7,335,118	New Zealand Dollar	9,194,500	Citigroup, Inc.	10/31/13	76,008
						$327,898

As of July 31, 2013, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	10,000,000	Japanese Yen	947,035,000	Bank of New York Mellon Corp.	09/17/13	$325,050
U.S. Dollar	34,433,811	Japanese Yen	3,355,781,500	Bank of New York Mellon Corp.	09/30/13	148,761
Euro	97,592	U.S. Dollar	129,348	Barclays Plc	08/01/13	484
U.S. Dollar	60,150	Euro	48,862	Barclays Plc	08/01/13	(4,854)
U.S. Dollar	59,938	Euro	48,730	Barclays Plc	08/01/13	(4,890)
U.S. Dollar	4,042,130	Euro	2,976,904	Barclays Plc	08/05/13	81,730
U.S. Dollar	746,555	Euro	603,889	Barclays Plc	08/05/13	(56,844)
U.S. Dollar	18,897,110	Phillippines Peso	817,300,000	Barclays Plc	08/05/13	71,819
U.S. Dollar	603,091	Japanese Yen	47,210,000	Barclays Plc	08/09/13	120,890
Singapore Dollar	4,400,417	U.S. Dollar	3,553,882	Barclays Plc	08/13/13	(91,269)
U.S. Dollar	15,000,000	Japanese Yen	1,531,897,500	Barclays Plc	08/14/13	(647,177)
U.S. Dollar	20,000,000	Japanese Yen	2,030,638,000	Barclays Plc	08/14/13	(741,434)
U.S. Dollar	9,810,547	Euro	7,449,389	Barclays Plc	08/15/13	(100,267)
U.S. Dollar	48,723,042	Euro	36,994,071	Barclays Plc	08/15/13	(494,599)
U.S. Dollar	1,601,232	Euro	1,290,000	Barclays Plc	08/16/13	(115,015)
Chinese Yuan	472,350,000	U.S. Dollar	75,000,000	Barclays Plc	08/19/13	1,361,663
164

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Singapore Dollar	1,151,000	U.S. Dollar	930,402	Barclays Plc	08/19/13	$(24,695)
U.S. Dollar	20,000,000	Canadian Dollar	20,372,400	Barclays Plc	08/19/13	174,954
U.S. Dollar	76,259,283	Chinese Yuan	472,350,000	Barclays Plc	08/19/13	(102,379)
U.S. Dollar	1,789,482	Euro	1,451,000	Barclays Plc	08/19/13	(140,983)
Euro	15,700,000	U.S. Dollar	20,355,049	Barclays Plc	08/20/13	532,888
U.S. Dollar	1,595,653	Euro	1,289,000	Barclays Plc	08/20/13	(119,286)
U.S. Dollar	29,140,351	Euro	23,470,000	Barclays Plc	08/20/13	(2,085,119)
U.S. Dollar	10,000,000	Canadian Dollar	10,260,990	Barclays Plc	08/21/13	15,217
U.S. Dollar	14,421,087	Euro	11,660,000	Barclays Plc	08/21/13	(1,091,916)
U.S. Dollar	29,993,481	Euro	24,200,000	Barclays Plc	08/22/13	(2,203,426)
U.S. Dollar	928,741	Japanese Yen	73,417,000	Barclays Plc	08/22/13	178,809
Mexican Peso	341,628,700	U.S. Dollar	27,402,639	Barclays Plc	08/23/13	(719,859)
U.S. Dollar	274,916	Euro	219,546	Barclays Plc	08/23/13	(17,181)
U.S. Dollar	461,014	Euro	368,163	Barclays Plc	08/23/13	(28,811)
Norwegian Krone	10,525,000	Euro	1,405,376	Barclays Plc	08/26/13	(85,557)
U.S. Dollar	619,204	Euro	494,240	Barclays Plc	08/26/13	(38,367)
U.S. Dollar	2,612,299	Japanese Yen	205,823,000	Barclays Plc	08/26/13	509,834
Japanese Yen	10,108,100,000	U.S. Dollar	100,000,000	Barclays Plc	08/28/13	3,254,536
Norwegian Krone	202,663,050	U.S. Dollar	34,521,752	Barclays Plc	08/30/13	(170,685)
U.S. Dollar	18,788,402	South African Rand	185,000,000	Barclays Plc	08/30/13	120,296
Mexican Peso	64,462,500	U.S. Dollar	5,000,000	Barclays Plc	09/03/13	29,413
Malaysian Ringgit	171,210,010	U.S. Dollar	55,323,621	Barclays Plc	09/10/13	(2,726,742)
U.S. Dollar	286,563	Euro	226,362	Barclays Plc	09/10/13	(14,621)
U.S. Dollar	285,089	Euro	222,087	Barclays Plc	09/12/13	(10,409)
U.S. Dollar	819,671	Euro	633,122	Barclays Plc	09/16/13	(22,742)
U.S. Dollar	5,339,272	Norwegian Krone	31,660,000	Barclays Plc	09/16/13	(23,725)
U.S. Dollar	195,989	Euro	148,781	Barclays Plc	09/19/13	(1,977)
U.S. Dollar	468,469	Euro	360,422	Barclays Plc	09/24/13	(11,112)
Mexican Peso	200,692,500	U.S. Dollar	15,072,662	Barclays Plc	09/30/13	548,715
Singapore Dollar	19,060,500	U.S. Dollar	14,977,593	Barclays Plc	09/30/13	21,238
U.S. Dollar	19,047,914	Euro	14,646,945	Barclays Plc	09/30/13	(441,924)
Malaysian Ringgit	15,915,000	U.S. Dollar	5,000,000	Barclays Plc	10/01/13	(114,391)
U.S. Dollar	19,682,633	Japanese Yen	1,974,300,000	Barclays Plc	10/07/13	(489,147)
U.S. Dollar	5,000,000	Euro	3,908,143	Barclays Plc	10/10/13	(200,546)
Singapore Dollar	18,897,120	U.S. Dollar	15,000,000	Barclays Plc	10/18/13	(129,523)
Swedish Krona	164,370,000	U.S. Dollar	25,434,166	Barclays Plc	10/25/13	(266,347)
U.S. Dollar	174,289	Euro	133,614	Barclays Plc	10/25/13	(3,521)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(306,482)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(376,650)
Norwegian Krone	16,471,500	Euro	2,143,889	Barclays Plc	10/31/13	(67,920)
U.S. Dollar	423,789	Euro	325,538	Barclays Plc	11/05/13	(9,451)
U.S. Dollar	1,126,398	Euro	857,000	Barclays Plc	01/21/14	(14,553)
165

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,177	Barclays Plc	02/11/14	$(12,913)
U.S. Dollar	6,200,198	Euro	4,589,000	Barclays Plc	02/11/14	89,935
U.S. Dollar	1,481,409	Japanese Yen	137,140,000	Barclays Plc	02/25/14	78,400
U.S. Dollar	2,962,767	Japanese Yen	274,010,000	Barclays Plc	02/27/14	159,437
U.S. Dollar	1,855,373	Japanese Yen	173,700,000	Barclays Plc	02/27/14	78,290
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	(279,692)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	(592,265)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	528,420	Barclays Plc	03/05/14	(32,458)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	(464,707)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	(560,364)
U.S. Dollar	19,020,396	Chinese Yuan	123,100,000	Barclays Plc	03/07/14	(657,393)
U.S. Dollar	931,875	Euro	712,203	Barclays Plc	03/07/14	(16,573)
U.S. Dollar	2,401,074	Japanese Yen	238,049,400	Barclays Plc	03/07/14	(34,606)
U.S. Dollar	1,473,448	Euro	1,131,038	Barclays Plc	03/10/14	(32,796)
U.S. Dollar	12,398,492	Euro	9,527,993	Barclays Plc	03/17/14	(290,865)
U.S. Dollar	377,137	Euro	290,418	Barclays Plc	03/21/14	(9,651)
U.S. Dollar	1,547,301	Japanese Yen	146,370,000	Barclays Plc	03/24/14	49,336
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	(182,648)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(418,575)
U.S. Dollar	808,798	Euro	628,412	Barclays Plc	04/07/14	(28,235)
U.S. Dollar	18,927,250	Chinese Yuan	122,800,000	Barclays Plc	04/21/14	(656,405)
U.S. Dollar	964,912	Euro	732,670	Barclays Plc	04/22/14	(11,086)
U.S. Dollar	1,332,367	Euro	1,020,033	Barclays Plc	04/25/14	(26,456)
U.S. Dollar	667,607	Euro	511,890	Barclays Plc	04/30/14	(14,323)
U.S. Dollar	206,039	Euro	157,000	Barclays Plc	05/07/14	(3,123)
U.S. Dollar	387,462	Euro	301,000	Barclays Plc	05/21/14	(13,580)
U.S. Dollar	2,591,683	Euro	1,983,760	Barclays Plc	06/05/14	(51,677)
U.S. Dollar	4,042,184	Japanese Yen	393,370,000	Barclays Plc	06/10/14	12,297
U.S. Dollar	953,095	Euro	729,000	Barclays Plc	07/16/14	(18,563)
U.S. Dollar	1,503,331	Euro	1,143,000	Barclays Plc	07/18/14	(20,153)
U.S. Dollar	1,868,666	Japanese Yen	185,480,000	Barclays Plc	07/29/14	(32,786)
U.S. Dollar	129,588	Euro	97,592	Barclays Plc	08/04/14	(512)
Japanese Yen	978,265,000	U.S. Dollar	9,766,340	Citigroup, Inc.	08/01/13	225,186
U.S. Dollar	330,937	Euro	265,136	Citigroup, Inc.	08/08/13	(21,796)
U.S. Dollar	95,867	Euro	76,711	Citigroup, Inc.	08/09/13	(6,189)
U.S. Dollar	603,389	Japanese Yen	47,220,000	Citigroup, Inc.	08/09/13	121,085
U.S. Dollar	5,668,619	Japanese Yen	449,157,000	Citigroup, Inc.	08/13/13	1,080,845
Japanese Yen	2,030,638,000	U.S. Dollar	20,403,542	Citigroup, Inc.	08/14/13	337,893
U.S. Dollar	1,855,715	Japanese Yen	146,685,000	Citigroup, Inc.	08/23/13	357,365
Indian Rupee	6,054,000	U.S. Dollar	106,227	Citigroup, Inc.	09/03/13	(7,151)
Swedish Krona	66,042,000	U.S. Dollar	9,988,022	Citigroup, Inc.	09/10/13	134,461
Euro	35,119,484	U.S. Dollar	46,651,533	Citigroup, Inc.	09/13/13	76,889
Japanese Yen	2,406,160,000	U.S. Dollar	25,000,000	Citigroup, Inc.	09/13/13	(419,049)
Swedish Krona	170,610,000	U.S. Dollar	26,167,519	Citigroup, Inc.	09/16/13	(20,829)
U.S. Dollar	30,118,895	Euro	22,583,620	Citigroup, Inc.	09/16/13	69,799
Singapore Dollar	12,639,950	U.S. Dollar	10,000,000	Citigroup, Inc.	10/01/13	(53,533)
U.S. Dollar	10,000,000	Japanese Yen	982,266,000	Citigroup, Inc.	10/01/13	(35,594)
Indian Rupee	5,996,000	U.S. Dollar	99,603	Citigroup, Inc.	10/03/13	(2,468)
U.S. Dollar	10,000,000	Japanese Yen	1,003,120,000	Citigroup, Inc.	10/07/13	(249,059)
U.S. Dollar	5,000,000	Euro	3,892,308	Citigroup, Inc.	10/10/13	(179,474)
166

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	10,000,000	Euro	7,770,889	Citigroup, Inc.	10/10/13	$(340,683)
U.S. Dollar	5,000,000	Euro	3,827,877	Citigroup, Inc.	10/15/13	(93,838)
U.S. Dollar	9,931,856	Japanese Yen	994,435,000	Citigroup, Inc.	10/15/13	(229,001)
U.S. Dollar	8,906,592	Japanese Yen	886,335,000	Citigroup, Inc.	10/21/13	(150,087)
U.S. Dollar	5,000,001	Euro	3,784,258	Citigroup, Inc.	10/24/13	(35,974)
U.S. Dollar	14,494,533	Euro	10,963,630	Citigroup, Inc.	10/25/13	(95,588)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,002,947	Citigroup, Inc.	10/28/13	(129,989)
U.S. Dollar	9,770,739	Japanese Yen	978,265,000	Citigroup, Inc.	10/28/13	(225,751)
U.S. Dollar	5,000,000	Euro	3,748,337	Citigroup, Inc.	11/04/13	—
U.S. Dollar	401,706	Japanese Yen	32,085,087	Citigroup, Inc.	11/08/13	73,811
U.S. Dollar	5,668,619	Japanese Yen	451,214,700	Citigroup, Inc.	11/12/13	1,057,251
U.S. Dollar	5,668,614	Japanese Yen	450,156,000	Citigroup, Inc.	11/13/13	1,068,027
U.S. Dollar	596,694	Japanese Yen	47,197,000	Citigroup, Inc.	11/15/13	114,333
U.S. Dollar	2,193,186	Japanese Yen	177,080,000	Citigroup, Inc.	11/19/13	383,337
U.S. Dollar	2,458,982	Japanese Yen	198,912,000	Citigroup, Inc.	11/20/13	425,982
U.S. Dollar	301,207	Japanese Yen	26,280,000	Citigroup, Inc.	01/10/14	32,491
U.S. Dollar	1,338,202	Euro	999,800	Citigroup, Inc.	01/28/14	7,088
U.S. Dollar	3,931,156	Euro	2,903,000	Citigroup, Inc.	02/10/14	65,830
U.S. Dollar	508,019	Japanese Yen	50,046,000	Citigroup, Inc.	02/10/14	(3,876)
U.S. Dollar	5,925,601	Japanese Yen	547,570,000	Citigroup, Inc.	02/13/14	324,568
U.S. Dollar	2,962,778	Japanese Yen	273,460,000	Citigroup, Inc.	02/19/14	165,367
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	858,479	Citigroup, Inc.	02/20/14	(57,302)
U.S. Dollar	1,410,966	Euro	1,080,000	Citigroup, Inc.	03/10/14	(27,310)
U.S. Dollar	24,456,237	Euro	18,838,791	Citigroup, Inc.	03/18/14	(633,382)
Polish Zloty	10,400,000	Euro	2,434,685	Citigroup, Inc.	03/19/14	(33,275)
U.S. Dollar	3,035,336	Japanese Yen	288,190,000	Citigroup, Inc.	03/19/14	86,165
U.S. Dollar	3,468,343	Japanese Yen	331,140,000	Citigroup, Inc.	03/19/14	79,645
U.S. Dollar	806,913	Euro	620,368	Citigroup, Inc.	03/26/14	(19,340)
U.S. Dollar	507,283	Japanese Yen	50,047,000	Citigroup, Inc.	05/12/14	(5,231)
U.S. Dollar	497,207	Japanese Yen	50,022,000	Citigroup, Inc.	05/14/14	(15,064)
U.S. Dollar	1,920,944	Japanese Yen	190,500,000	Citigroup, Inc.	06/09/14	(30,612)
U.S. Dollar	587,232	Japanese Yen	55,787,000	Citigroup, Inc.	06/16/14	15,676
Swedish Krona	43,658,433	Euro	4,916,352	Citigroup, Inc.	06/27/14	97,308
U.S. Dollar	527,693	Euro	398,462	Citigroup, Inc.	07/28/14	(3,453)
Indian Rupee	6,884,000	U.S. Dollar	113,494	Deutsche Bank AG	08/08/13	(413)
Euro	1,200,000	U.S. Dollar	1,600,908	Deutsche Bank AG	08/09/13	(4,436)
U.S. Dollar	1,499,592	Euro	1,200,000	Deutsche Bank AG	08/09/13	(96,880)
U.S. Dollar	605,008	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/13	122,799
Polish Zloty	11,489,000	Euro	2,702,023	Deutsche Bank AG	08/19/13	(4,783)
U.S. Dollar	1,151,088	Japanese Yen	90,125,000	Deutsche Bank AG	08/19/13	230,504
U.S. Dollar	938,867	Japanese Yen	73,510,000	Deutsche Bank AG	08/19/13	187,997
Chilean Unidad de Fomento	2,167,200,000	U.S. Dollar	4,300,000	Deutsche Bank AG	08/20/13	(93,210)
Euro	814,000	U.S. Dollar	1,086,014	Deutsche Bank AG	08/20/13	(3,035)
U.S. Dollar	4,304,270	Chilean Unidad de Fomento	2,167,200,000	Deutsche Bank AG	08/20/13	97,480
U.S. Dollar	1,008,035	Euro	814,000	Deutsche Bank AG	08/20/13	(74,945)
Chilean Unidad de Fomento	1,087,040,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	(40,275)
167

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	1,083,600,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	$(46,951)
U.S. Dollar	918,451	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/13	177,340
Indian Rupee	27,912,000	U.S. Dollar	466,354	Deutsche Bank AG	08/26/13	(8,735)
U.S. Dollar	1,557,604	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/13	312,991
Indian Rupee	12,071,000	U.S. Dollar	212,364	Deutsche Bank AG	08/28/13	(14,502)
U.S. Dollar	12,313	Euro	9,797	Deutsche Bank AG	08/28/13	(721)
U.S. Dollar	278,008	Euro	221,193	Deutsche Bank AG	08/28/13	(16,285)
Indian Rupee	4,023,700	U.S. Dollar	66,421	Deutsche Bank AG	08/30/13	(480)
U.S. Dollar	150,148	Euro	119,000	Deutsche Bank AG	09/04/13	(8,183)
Indian Rupee	17,072,000	U.S. Dollar	296,944	Deutsche Bank AG	09/06/13	(17,845)
Indian Rupee	13,928,000	U.S. Dollar	243,183	Deutsche Bank AG	09/10/13	(15,797)
U.S. Dollar	329,951	Euro	261,000	Deutsche Bank AG	09/10/13	(17,320)
Indian Rupee	7,542,000	U.S. Dollar	130,882	Deutsche Bank AG	09/11/13	(7,795)
U.S. Dollar	694,668	Euro	540,850	Deutsche Bank AG	09/11/13	(24,958)
Euro	18,919,000	U.S. Dollar	25,247,029	Deutsche Bank AG	09/13/13	(74,250)
U.S. Dollar	24,390,376	Euro	18,919,000	Deutsche Bank AG	09/13/13	(782,403)
Indian Rupee	18,877,000	U.S. Dollar	321,908	Deutsche Bank AG	09/18/13	(14,576)
Indian Rupee	17,195,000	U.S. Dollar	289,568	Deutsche Bank AG	09/20/13	(9,813)
Philippines Peso	29,828,000	U.S. Dollar	713,554	Deutsche Bank AG	09/24/13	(25,454)
U.S. Dollar	2,234,056	Euro	1,720,000	Deutsche Bank AG	09/24/13	(54,593)
U.S. Dollar	1,036,408	Euro	800,000	Deutsche Bank AG	09/26/13	(28,088)
Indian Rupee	30,530,700	U.S. Dollar	507,728	Deutsche Bank AG	09/27/13	(12,202)
Indian Rupee	28,199,500	U.S. Dollar	471,986	Deutsche Bank AG	09/27/13	(14,296)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	478,223	Deutsche Bank AG	09/30/13	(31,659)
Indian Rupee	4,023,700	U.S. Dollar	66,083	Deutsche Bank AG	09/30/13	(841)
U.S. Dollar	457,657	Chilean Unidad de Fomento	231,460,000	Deutsche Bank AG	09/30/13	11,093
Philippines Peso	36,054,000	U.S. Dollar	862,536	Deutsche Bank AG	10/04/13	(30,776)
Indian Rupee	37,818,000	U.S. Dollar	618,644	Deutsche Bank AG	10/07/13	(6,718)
Indian Rupee	7,044,000	U.S. Dollar	116,816	Deutsche Bank AG	10/08/13	(2,872)
Indian Rupee	56,904,000	U.S. Dollar	930,290	Deutsche Bank AG	10/15/13	(11,718)
Philippines Peso	8,431,000	U.S. Dollar	202,576	Deutsche Bank AG	10/16/13	(8,092)
Indian Rupee	74,306,000	U.S. Dollar	1,216,516	Deutsche Bank AG	10/17/13	(17,742)
Indian Rupee	13,777,000	U.S. Dollar	226,216	Deutsche Bank AG	10/22/13	(4,281)
Malaysian Ringgit	1,980,000	U.S. Dollar	638,607	Deutsche Bank AG	10/23/13	(31,658)
U.S. Dollar	885,254	Euro	684,003	Deutsche Bank AG	10/31/13	(25,023)
U.S. Dollar	59,892	Euro	45,895	Deutsche Bank AG	11/04/13	(1,186)
Euro	7,160,000	U.S. Dollar	9,557,097	Deutsche Bank AG	11/08/13	(28,141)
U.S. Dollar	9,200,600	Euro	7,160,000	Deutsche Bank AG	11/08/13	(328,355)
U.S. Dollar	5,370,974	Japanese Yen	425,263,000	Deutsche Bank AG	11/13/13	1,024,793
U.S. Dollar	235,133	Euro	184,184	Deutsche Bank AG	11/15/13	(9,998)
Malaysian Ringgit	2,056,560	U.S. Dollar	660,000	Deutsche Bank AG	11/19/13	(30,578)
U.S. Dollar	65,212	Euro	50,759	Deutsche Bank AG	11/19/13	(2,345)
U.S. Dollar	1,765,160	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/13	303,013
U.S. Dollar	1,021,759	Euro	798,000	Deutsche Bank AG	11/20/13	(40,328)
U.S. Dollar	873,650	Euro	670,000	Deutsche Bank AG	12/03/13	(18,133)
Australian Dollar	1,691,000	U.S. Dollar	1,732,345	Deutsche Bank AG	12/13/13	(226,088)
168

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Singapore Dollar	1,969,400	U.S. Dollar	1,567,994	Deutsche Bank AG	12/23/13	$(18,050)
Malaysian Ringgit	1,633,900	U.S. Dollar	528,206	Deutsche Bank AG	01/08/14	(29,685)
Euro	1,111,000	U.S. Dollar	1,483,641	Deutsche Bank AG	01/14/14	(4,581)
U.S. Dollar	1,471,964	Euro	1,111,000	Deutsche Bank AG	01/14/14	(7,096)
U.S. Dollar	297,101	Japanese Yen	26,360,000	Deutsche Bank AG	01/16/14	27,553
U.S. Dollar	1,299,198	Euro	971,000	Deutsche Bank AG	01/17/14	6,500
U.S. Dollar	3,934,081	Japanese Yen	348,750,000	Deutsche Bank AG	01/17/14	367,856
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	836,646	Deutsche Bank AG	01/22/14	(53,104)
U.S. Dollar	804,200	Chilean Unidad de Fomento	411,630,000	Deutsche Bank AG	01/22/14	20,658
Chilean Unidad de Fomento	583,870,000	U.S. Dollar	1,187,814	Deutsche Bank AG	01/24/14	(76,716)
U.S. Dollar	1,140,371	Chilean Unidad de Fomento	583,870,000	Deutsche Bank AG	01/24/14	29,273
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	739,394	Deutsche Bank AG	01/28/14	(47,897)
U.S. Dollar	1,722,223	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/14	145,001
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	239,376	Deutsche Bank AG	01/29/14	(16,007)
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	477,197	Deutsche Bank AG	01/31/14	(30,548)
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	443,835	Deutsche Bank AG	02/03/14	(27,145)
Euro	4,050,000	U.S. Dollar	5,409,261	Deutsche Bank AG	02/07/14	(16,819)
U.S. Dollar	5,482,688	Euro	4,050,000	Deutsche Bank AG	02/07/14	90,245
U.S. Dollar	2,120,250	Euro	1,580,000	Deutsche Bank AG	02/11/14	16,476
U.S. Dollar	834,680	Euro	622,000	Deutsche Bank AG	02/11/14	6,486
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,292	Deutsche Bank AG	02/12/14	(12,668)
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,361	Deutsche Bank AG	02/14/14	(10,833)
Chilean Unidad de Fomento	295,220,000	U.S. Dollar	598,787	Deutsche Bank AG	02/18/14	(38,458)
Euro	17,260,000	U.S. Dollar	23,057,117	Deutsche Bank AG	02/19/14	(74,192)
U.S. Dollar	23,067,992	Euro	17,260,000	Deutsche Bank AG	02/19/14	85,067
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	357,036	Deutsche Bank AG	02/25/14	(22,102)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	409,091	Deutsche Bank AG	02/26/14	(25,053)
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	625,738	Deutsche Bank AG	02/27/14	(38,854)
U.S. Dollar	439,513	Euro	332,330	Deutsche Bank AG	02/27/14	(3,031)
U.S. Dollar	3,541,405	Euro	2,677,770	Deutsche Bank AG	02/27/14	(24,424)
U.S. Dollar	1,002,005	Japanese Yen	91,718,000	Deutsche Bank AG	02/27/14	63,660
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	138,104	Deutsche Bank AG	02/28/14	(8,410)
Singapore Dollar	700,000	U.S. Dollar	565,565	Deutsche Bank AG	02/28/14	(14,587)
169

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	454,723	Deutsche Bank AG	03/03/14	$(28,105)
U.S. Dollar	11,341,939	Euro	8,620,132	Deutsche Bank AG	03/03/14	(137,283)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	453,486	Deutsche Bank AG	03/05/14	(26,953)
Swedish Krona	84,036,600	Euro	9,836,896	Deutsche Bank AG	03/05/14	(268,646)
U.S. Dollar	139,368	Euro	107,000	Deutsche Bank AG	03/05/14	(3,124)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	494,031	Deutsche Bank AG	03/06/14	(28,988)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	492,539	Deutsche Bank AG	03/07/14	(30,347)
U.S. Dollar	2,486,910	Euro	1,900,000	Deutsche Bank AG	03/07/14	(43,340)
U.S. Dollar	3,778,410	Euro	2,900,000	Deutsche Bank AG	03/12/14	(83,677)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	479,822	Deutsche Bank AG	03/13/14	(30,425)
Swedish Krona	17,601,656	Euro	2,090,284	Deutsche Bank AG	03/13/14	(96,735)
Chilean Unidad de Fomento	2,375,135,000	U.S. Dollar	4,814,788	Deutsche Bank AG	03/18/14	(319,402)
Hungary Forint	884,944,400	Euro	2,802,430	Deutsche Bank AG	03/19/14	125,721
U.S. Dollar	1,909,933	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/14	46,595
U.S. Dollar	1,517,641	Japanese Yen	143,285,000	Deutsche Bank AG	03/24/14	51,248
U.S. Dollar	799,039	Euro	615,000	Deutsche Bank AG	03/26/14	(20,065)
U.S. Dollar	194,301	Euro	150,689	Deutsche Bank AG	03/31/14	(6,404)
U.S. Dollar	608,503	Euro	473,488	Deutsche Bank AG	04/03/14	(22,157)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	497,995	Deutsche Bank AG	04/04/14	(33,355)
U.S. Dollar	1,774,980	Euro	1,379,000	Deutsche Bank AG	04/04/14	(61,785)
U.S. Dollar	971,409	Euro	742,242	Deutsche Bank AG	04/11/14	(17,268)
Swedish Krona	28,478,956	Euro	3,329,898	Deutsche Bank AG	04/22/14	(92,076)
U.S. Dollar	1,127,202	Euro	860,000	Deutsche Bank AG	04/23/14	(18,420)
U.S. Dollar	434,089	Euro	330,000	Deutsche Bank AG	05/07/14	(5,551)
U.S. Dollar	710,177	Euro	540,850	Deutsche Bank AG	06/09/14	(10,525)
U.S. Dollar	3,230,952	Euro	2,460,600	Deutsche Bank AG	06/09/14	(47,885)
U.S. Dollar	1,443,348	Japanese Yen	138,700,000	Deutsche Bank AG	06/11/14	22,415
U.S. Dollar	609,437	Euro	459,000	Deutsche Bank AG	06/13/14	(2,213)
U.S. Dollar	825,135	Euro	629,000	Deutsche Bank AG	07/22/14	(13,270)
U.S. Dollar	750,305	Euro	571,000	Deutsche Bank AG	07/23/14	(10,795)
U.S. Dollar	1,318,666	Euro	997,000	Deutsche Bank AG	07/25/14	(10,279)
U.S. Dollar	589,879	Euro	475,000	Goldman Sachs Group, Inc.	08/12/13	(42,064)
U.S. Dollar	1,116,586	Euro	902,000	Goldman Sachs Group, Inc.	08/14/13	(83,449)
U.S. Dollar	346,509	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/14	17,522
U.S. Dollar	224,064	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/14	10,718
U.S. Dollar	2,962,787	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/19/14	153,305
U.S. Dollar	2,114,988	Euro	1,580,000	Goldman Sachs Group, Inc.	02/21/14	11,078
U.S. Dollar	206,549	Euro	157,000	Goldman Sachs Group, Inc.	05/07/14	(2,613)
U.S. Dollar	284,170	Euro	216,000	Goldman Sachs Group, Inc.	05/07/14	(3,595)
U.S. Dollar	333,951	Euro	255,000	Goldman Sachs Group, Inc.	05/08/14	(5,774)
U.S. Dollar	207,421	Euro	157,000	Goldman Sachs Group, Inc.	05/12/14	(1,748)
U.S. Dollar	675,844	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/14	(9,469)
U.S. Dollar	390,021	Euro	301,000	Goldman Sachs Group, Inc.	05/20/14	(11,019)
U.S. Dollar	568,834	Euro	439,000	Goldman Sachs Group, Inc.	05/20/14	(16,071)
170

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,318,565	Euro	996,000	Goldman Sachs Group, Inc.	07/25/14	$(9,048)
Euro	2,975,000	U.S. Dollar	3,935,925	HSBC Holdings Plc	08/02/13	21,903
U.S. Dollar	3,681,117	Euro	2,975,000	HSBC Holdings Plc	08/02/13	(276,711)
Singapore Dollar	864,000	U.S. Dollar	693,926	HSBC Holdings Plc	08/15/13	(14,058)
Singapore Dollar	864,000	U.S. Dollar	693,976	HSBC Holdings Plc	08/19/13	(14,106)
U.S. Dollar	3,897,237	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/13	756,335
U.S. Dollar	1,844,132	Japanese Yen	145,609,000	HSBC Holdings Plc	08/23/13	356,773
U.S. Dollar	2,998,184	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/13	603,202
Indian Rupee	14,710,000	U.S. Dollar	260,504	HSBC Holdings Plc	08/28/13	(19,384)
Indian Rupee	28,199,500	U.S. Dollar	498,489	HSBC Holdings Plc	08/30/13	(36,353)
Indian Rupee	43,702,000	U.S. Dollar	761,680	HSBC Holdings Plc	09/04/13	(46,729)
Indian Rupee	7,436,000	U.S. Dollar	128,964	HSBC Holdings Plc	09/11/13	(7,607)
Indian Rupee	18,770,000	U.S. Dollar	313,431	HSBC Holdings Plc	09/13/13	(7,314)
Indian Rupee	42,596,000	U.S. Dollar	699,398	HSBC Holdings Plc	09/27/13	(8,047)
Philippines Peso	36,100,000	U.S. Dollar	860,795	HSBC Holdings Plc	09/30/13	(27,948)
Philippines Peso	28,800,000	U.S. Dollar	690,465	HSBC Holdings Plc	10/03/13	(26,049)
Philippines Peso	28,921,000	U.S. Dollar	693,316	HSBC Holdings Plc	10/04/13	(26,114)
Philippines Peso	43,117,000	U.S. Dollar	1,036,740	HSBC Holdings Plc	10/07/13	(42,062)
Philippines Peso	24,870,000	U.S. Dollar	598,398	HSBC Holdings Plc	10/11/13	(24,682)
U.S. Dollar	2,941,900	Euro	2,263,000	HSBC Holdings Plc	10/17/13	(69,547)
Malaysian Ringgit	2,647,000	U.S. Dollar	859,360	HSBC Holdings Plc	10/22/13	(47,896)
Malaysian Ringgit	1,321,026	U.S. Dollar	426,000	HSBC Holdings Plc	10/24/13	(21,079)
Indian Rupee	31,983,000	U.S. Dollar	531,531	HSBC Holdings Plc	10/29/13	(17,376)
U.S. Dollar	751,344	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/13	34,541
Malaysian Ringgit	1,244,000	U.S. Dollar	398,562	HSBC Holdings Plc	11/20/13	(17,850)
U.S. Dollar	462,182	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/13	80,647
U.S. Dollar	947,656	Euro	720,487	HSBC Holdings Plc	12/09/13	(11,353)
U.S. Dollar	1,118,679	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/14	114,324
U.S. Dollar	2,231,266	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/14	189,000
Singapore Dollar	1,468,000	U.S. Dollar	1,186,646	HSBC Holdings Plc	02/07/14	(31,206)
U.S. Dollar	2,509,962	Euro	1,856,000	HSBC Holdings Plc	02/10/14	38,710
U.S. Dollar	4,444,265	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/14	216,004
U.S. Dollar	548,529	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/14	24,121
U.S. Dollar	596,376	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/14	40,809
Mexican Peso	50,041,430	U.S. Dollar	3,809,198	HSBC Holdings Plc	03/10/14	29,968
U.S. Dollar	375,840	Euro	288,000	HSBC Holdings Plc	03/10/14	(7,700)
Singapore Dollar	2,488,300	U.S. Dollar	1,995,109	HSBC Holdings Plc	03/14/14	(36,494)
Singapore Dollar	2,091,000	U.S. Dollar	1,676,085	HSBC Holdings Plc	03/19/14	(30,183)
U.S. Dollar	9,570,055	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/14	190,872
U.S. Dollar	2,440,556	Euro	1,864,543	HSBC Holdings Plc	04/16/14	(43,124)
U.S. Dollar	2,881,527	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/14	(41,197)
U.S. Dollar	4,330,935	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/14	39,095
Singapore Dollar	1,574,000	U.S. Dollar	1,250,199	HSBC Holdings Plc	06/20/14	(11,050)
U.S. Dollar	3,943,154	Euro	2,975,000	HSBC Holdings Plc	08/04/14	(22,802)
Philippines Peso	817,300,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	08/05/13	(1,174,709)
U.S. Dollar	1,963,902	Euro	1,606,300	JPMorgan Chase & Co.	08/06/13	(173,087)
U.S. Dollar	1,977,428	Euro	1,584,300	JPMorgan Chase & Co.	08/09/13	(130,314)
Indian Rupee	46,822,000	U.S. Dollar	841,441	JPMorgan Chase & Co.	08/16/13	(72,969)
Indian Rupee	158,600,000	U.S. Dollar	2,859,858	JPMorgan Chase & Co.	08/20/13	(257,929)
171

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,003,668	Euro	1,612,000	JPMorgan Chase & Co.	08/20/13	$(141,004)
U.S. Dollar	932,100	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/13	180,583
U.S. Dollar	1,856,818	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/13	361,630
U.S. Dollar	1,441,937	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/13	290,433
Indian Rupee	15,799,000	U.S. Dollar	263,888	JPMorgan Chase & Co.	08/29/13	(4,946)
U.S. Dollar	928,779	Euro	737,287	JPMorgan Chase & Co.	08/29/13	(52,168)
U.S. Dollar	928,786	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/30/13	185,972
Indian Rupee	170,209,200	U.S. Dollar	2,842,244	JPMorgan Chase & Co.	09/13/13	(66,325)
U.S. Dollar	153,510	Euro	119,000	JPMorgan Chase & Co.	09/13/13	(4,826)
U.S. Dollar	15,270,462	Euro	11,825,925	JPMorgan Chase & Co.	09/13/13	(464,588)
Indian Rupee	40,031,000	U.S. Dollar	673,991	JPMorgan Chase & Co.	09/17/13	(22,031)
U.S. Dollar	21,975,560	Japanese Yen	2,103,650,000	JPMorgan Chase & Co.	09/17/13	484,581
Singapore Dollar	1,300,000	U.S. Dollar	1,062,786	JPMorgan Chase & Co.	09/19/13	(39,813)
Hungary Forint	435,568,000	Euro	1,401,216	JPMorgan Chase & Co.	09/23/13	61,989
Hungary Forint	348,678,000	Euro	1,120,971	JPMorgan Chase & Co.	09/25/13	50,313
Indian Rupee	28,975,000	U.S. Dollar	477,033	JPMorgan Chase & Co.	09/25/13	(6,433)
Indian Rupee	15,799,000	U.S. Dollar	264,434	JPMorgan Chase & Co.	09/27/13	(8,009)
U.S. Dollar	406,818	Japanese Yen	31,505,000	JPMorgan Chase & Co.	09/30/13	84,940
South African Rand	40,451,500	U.S. Dollar	4,034,700	JPMorgan Chase & Co.	10/07/13	25,129
Philippines Peso	14,127,000	U.S. Dollar	340,074	JPMorgan Chase & Co.	10/11/13	(14,184)
U.S. Dollar	24,045,396	South Korean Won	27,172,500,000	JPMorgan Chase & Co.	10/15/13	(120,783)
Indian Rupee	39,295,000	U.S. Dollar	649,263	JPMorgan Chase & Co.	10/18/13	(15,506)
Malaysian Ringgit	1,459,000	U.S. Dollar	469,660	JPMorgan Chase & Co.	10/18/13	(22,273)
Malaysian Ringgit	6,600,000	U.S. Dollar	2,083,333	JPMorgan Chase & Co.	10/18/13	(59,509)
U.S. Dollar	6,795,203	Japanese Yen	598,110,000	JPMorgan Chase & Co.	10/18/13	683,763
Singapore Dollar	1,320,000	U.S. Dollar	1,066,667	JPMorgan Chase & Co.	10/21/13	(27,933)
Indian Rupee	27,515,000	U.S. Dollar	451,791	JPMorgan Chase & Co.	10/22/13	(8,549)
Mexican Peso	63,915,000	U.S. Dollar	5,074,296	JPMorgan Chase & Co.	10/25/13	(111,375)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	10/28/13	(314,221)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase & Co.	10/28/13	(744,545)
Malaysian Ringgit	1,586,000	U.S. Dollar	512,224	JPMorgan Chase & Co.	10/31/13	(26,298)
U.S. Dollar	188,597	Euro	147,287	JPMorgan Chase & Co.	11/12/13	(7,425)
U.S. Dollar	4,289,375	Japanese Yen	338,110,000	JPMorgan Chase & Co.	11/13/13	833,896
U.S. Dollar	398,445	Japanese Yen	31,518,000	JPMorgan Chase & Co.	11/13/13	76,332
U.S. Dollar	231,051	Euro	180,987	JPMorgan Chase & Co.	11/20/13	(9,831)
U.S. Dollar	885,202	Japanese Yen	71,438,000	JPMorgan Chase & Co.	11/20/13	155,062
U.S. Dollar	746,640	Euro	572,000	JPMorgan Chase & Co.	12/13/13	(14,739)
Malaysian Ringgit	334,000	U.S. Dollar	108,848	JPMorgan Chase & Co.	01/16/14	(6,993)
U.S. Dollar	7,152,876	Japanese Yen	633,340,000	JPMorgan Chase & Co.	01/17/14	676,509
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	253,618	JPMorgan Chase & Co.	01/30/14	(16,332)
Malaysian Ringgit	2,115,000	U.S. Dollar	680,940	JPMorgan Chase & Co.	01/30/14	(36,516)
172

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	3,515,000	U.S. Dollar	1,116,405	JPMorgan Chase & Co.	02/04/14	$(45,683)
U.S. Dollar	4,444,226	Japanese Yen	413,149,000	JPMorgan Chase & Co.	02/12/14	218,225
U.S. Dollar	2,962,819	Japanese Yen	274,200,000	JPMorgan Chase & Co.	02/13/14	158,057
U.S. Dollar	2,962,783	Japanese Yen	274,330,000	JPMorgan Chase & Co.	02/18/14	156,509
U.S. Dollar	416,438	Japanese Yen	38,760,000	JPMorgan Chase & Co.	02/18/14	19,941
U.S. Dollar	2,130,080	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	8,886
U.S. Dollar	2,127,945	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	6,752
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,772	JPMorgan Chase & Co.	02/21/14	(12,347)
Chilean Unidad de Fomento	1,619,200,000	U.S. Dollar	3,284,714	JPMorgan Chase & Co.	02/24/14	(213,312)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	(525,759)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	(206,143)
U.S. Dollar	553,383	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/14	28,559
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	126,150	JPMorgan Chase & Co.	02/28/14	(7,833)
U.S. Dollar	597,123	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/03/14	41,564
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	(322,211)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	(746,504)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	(170,109)
Singapore Dollar	2,807,550	U.S. Dollar	2,246,040	JPMorgan Chase & Co.	03/13/14	(36,137)
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	2,997
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	(394,539)
Hungary Forint	265,221,440	Euro	840,729	JPMorgan Chase & Co.	03/19/14	36,575
Hungary Forint	443,723,000	Euro	1,401,216	JPMorgan Chase & Co.	03/20/14	68,154
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	186,451	JPMorgan Chase & Co.	03/21/14	(11,998)
Hungary Forint	441,341,000	Euro	1,401,216	JPMorgan Chase & Co.	03/21/14	57,611
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	(306,882)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	(416,345)
U.S. Dollar	265,976	Euro	203,185	JPMorgan Chase & Co.	04/22/14	(4,689)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,217,214	JPMorgan Chase & Co.	04/28/14	(77,489)
U.S. Dollar	1,921,358	Japanese Yen	191,300,000	JPMorgan Chase & Co.	06/09/14	(38,393)
U.S. Dollar	2,887,300	Japanese Yen	284,100,000	JPMorgan Chase & Co.	06/10/14	(23,169)
U.S. Dollar	4,042,131	Japanese Yen	388,140,000	JPMorgan Chase & Co.	06/11/14	65,771
U.S. Dollar	1,732,550	Japanese Yen	163,700,000	JPMorgan Chase & Co.	06/17/14	55,369
Singapore Dollar	6,427,600	U.S. Dollar	5,092,378	JPMorgan Chase & Co.	07/31/14	(31,874)
U.S. Dollar	3,955,009	Euro	2,975,000	JPMorgan Chase & Co.	07/31/14	(10,769)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(181,614)
U.S. Dollar	10,000,000	Canadian Dollar	10,341,230	Macquarie Group	08/21/13	(62,863)
Singapore Dollar	12,245,500	U.S. Dollar	9,805,382	Macquarie Group	09/09/13	(169,424)
U.S. Dollar	35,368,576	Euro	27,004,537	Macquarie Group	09/09/13	(561,924)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	352,629	Morgan Stanley	08/01/13	(21,616)
Singapore Dollar	5,152,240	U.S. Dollar	4,141,672	Morgan Stanley	08/01/13	(87,500)
U.S. Dollar	333,209	Chilean Unidad de Fomento	170,020,000	Morgan Stanley	08/01/13	2,197
U.S. Dollar	4,060,079	Singapore Dollar	5,152,240	Morgan Stanley	08/01/13	5,907
173

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	4,488,527	U.S. Dollar	4,590,012	Morgan Stanley	08/09/13	$(558,137)
U.S. Dollar	513,533	Euro	403,000	Morgan Stanley	08/15/13	(22,626)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	175,395	Morgan Stanley	08/22/13	(10,512)
U.S. Dollar	10,231,678	Japanese Yen	807,305,000	Morgan Stanley	11/13/13	1,981,033
U.S. Dollar	514,158	Euro	403,000	Morgan Stanley	11/15/13	(22,197)
U.S. Dollar	730,674	Japanese Yen	57,800,000	Morgan Stanley	11/15/13	139,949
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	403,739	Morgan Stanley	01/13/14	(25,044)
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	453,707	Morgan Stanley	02/14/14	(27,832)
Chilean Unidad de Fomento	110,250,000	U.S. Dollar	223,020	Morgan Stanley	02/24/14	(13,891)
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	474,679	Morgan Stanley	02/26/14	(29,385)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	200,000	Morgan Stanley	03/10/14	(12,474)
U.S. Dollar	1,066,308	Euro	816,000	Morgan Stanley	03/10/14	(20,389)
U.S. Dollar	2,078,085	Japanese Yen	198,800,000	Morgan Stanley	03/19/14	43,680
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,177,328	Morgan Stanley	04/14/14	(166,974)
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,937,428	Morgan Stanley	04/21/14	(137,401)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	205,680	Morgan Stanley	05/12/14	(14,842)
Polish Zloty	4,031,000	Euro	944,437	Morgan Stanley	05/27/14	(19,307)
U.S. Dollar	894,346	Euro	686,000	Morgan Stanley	06/05/14	(19,749)
Swedish Krona	16,704,832	Euro	1,902,186	Morgan Stanley	07/16/14	7,780
Swedish Krona	19,932,831	Euro	2,288,762	Morgan Stanley	07/22/14	(16,566)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	319,556	Morgan Stanley	07/31/14	(2,350)
Singapore Dollar	5,152,240	U.S. Dollar	4,063,281	Morgan Stanley	08/01/14	(6,878)
Euro	2,976,000	U.S. Dollar	3,953,617	UBS AG	08/01/13	5,527
U.S. Dollar	3,662,861	Euro	2,976,000	UBS AG	08/01/13	(296,284)
U.S. Dollar	10,000,000	Japanese Yen	978,265,000	UBS AG	08/01/13	8,473
U.S. Dollar	15,000,000	Japanese Yen	1,533,363,000	UBS AG	08/14/13	(662,146)
Canadian Dollar	20,372,400	U.S. Dollar	19,905,613	UBS AG	08/19/13	(80,567)
U.S. Dollar	14,947,199	United Kingdom Pound	9,814,313	UBS AG	08/19/13	19,237
U.S. Dollar	9,877,128	United Kingdom Pound	6,487,440	UBS AG	08/19/13	9,472
U.S. Dollar	1,880,485	Japanese Yen	148,060,000	UBS AG	08/20/13	368,114
U.S. Dollar	10,000,000	Canadian Dollar	10,307,700	UBS AG	08/21/13	(30,236)
U.S. Dollar	10,000,000	Japanese Yen	1,028,420,000	UBS AG	08/21/13	(504,937)
U.S. Dollar	10,000,000	Japanese Yen	1,024,530,000	UBS AG	08/22/13	(465,260)
Norwegian Krone	10,525,000	Euro	1,411,009	UBS AG	08/23/13	(92,822)
Norwegian Krone	10,525,000	Euro	1,411,047	UBS AG	08/23/13	(92,873)
U.S. Dollar	19,878,438	Japanese Yen	2,035,641,500	UBS AG	08/23/13	(915,129)
U.S. Dollar	2,096,498	Euro	1,675,590	UBS AG	08/26/13	(132,821)
174

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,109,887	Japanese Yen	166,449,000	UBS AG	08/26/13	$409,624
U.S. Dollar	11,926,994	Japanese Yen	1,218,414,000	UBS AG	08/30/13	(519,277)
Japanese Yen	4,831,550,000	U.S. Dollar	50,000,000	UBS AG	09/13/13	(641,647)
Norwegian Krone	31,660,000	U.S. Dollar	5,475,519	UBS AG	09/16/13	(112,522)
U.S. Dollar	764,488	Euro	590,886	UBS AG	09/17/13	(21,730)
U.S. Dollar	10,000,001	Euro	7,686,986	UBS AG	09/30/13	(228,624)
Mexican Peso	65,642,500	U.S. Dollar	5,000,000	UBS AG	10/01/13	108,944
Swedish Krona	67,138,700	U.S. Dollar	10,000,000	UBS AG	10/01/13	285,990
U.S. Dollar	10,000,000	Japanese Yen	996,950,000	UBS AG	10/03/13	(185,751)
U.S. Dollar	21,872,202	Euro	17,027,927	UBS AG	10/15/13	(787,228)
U.S. Dollar	16,107,750	Japanese Yen	1,605,540,000	UBS AG	10/25/13	(298,284)
Norwegian Krone	4,194,700	Euro	562,632	UBS AG	11/08/13	(39,692)
U.S. Dollar	403,772	Japanese Yen	31,954,500	UBS AG	11/15/13	77,192
Australian Dollar	663,000	U.S. Dollar	645,576	UBS AG	11/20/13	(54,160)
U.S. Dollar	706,742	Japanese Yen	57,068,000	UBS AG	11/20/13	123,473
Norwegian Krone	13,058,000	Euro	1,726,472	UBS AG	11/25/13	(91,786)
Norwegian Krone	4,080,000	Euro	531,492	UBS AG	12/03/13	(18,317)
U.S. Dollar	519,212	Euro	395,500	UBS AG	12/09/13	(7,221)
U.S. Dollar	2,280,240	Euro	1,741,000	UBS AG	01/13/14	(37,520)
U.S. Dollar	600,603	Japanese Yen	52,560,000	UBS AG	01/14/14	63,153
U.S. Dollar	300,979	Japanese Yen	26,280,000	UBS AG	01/14/14	32,254
U.S. Dollar	803,539	Japanese Yen	71,290,000	UBS AG	01/16/14	74,553
U.S. Dollar	638,585	Japanese Yen	56,700,000	UBS AG	01/16/14	58,791
U.S. Dollar	1,839,492	Japanese Yen	162,280,000	UBS AG	01/27/14	179,916
U.S. Dollar	2,947,484	Euro	2,177,000	UBS AG	02/10/14	48,823
U.S. Dollar	2,447,872	Euro	1,825,000	UBS AG	02/13/14	17,849
U.S. Dollar	659,197	Japanese Yen	60,600,000	UBS AG	03/04/14	39,173
U.S. Dollar	14,251,671	Chinese Yuan	92,100,000	UBS AG	04/14/14	(441,447)
U.S. Dollar	102,989	Euro	78,000	UBS AG	05/12/14	(929)
U.S. Dollar	505,094	Japanese Yen	50,022,000	UBS AG	05/13/14	(7,170)
Swedish Krona	20,866,000	Euro	2,355,265	UBS AG	06/30/14	38,831
U.S. Dollar	2,415,786	Euro	1,850,000	UBS AG	06/30/14	(49,750)
Swedish Krona	30,573,690	Euro	3,471,206	UBS AG	07/16/14	27,877
U.S. Dollar	3,960,759	Euro	2,976,000	UBS AG	08/01/14	(6,397)
						$(14,206,030)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay

175

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2012	177,040	$108,897,117
Options written	312,093	134,518,424
Options terminated in closing purchase transactions	(199,531)	(103,256,974)
Options exercised	(131,857)	(59,692,873)
Options expired	(7,965)	(6,616,531)
Contracts outstanding at July 31, 2013	149,780	$73,849,163
176

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2013 (Unaudited)

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2012	13,640	$16,989,165
Options written	23,985	78,176,755
Options terminated in closing purchase transactions	(28,725)	(87,692,270)
Options exercised	—	—
Options expired	(6,900)	(2,266,650)
Contracts outstanding at July 31, 2013	2,000	$5,207,000

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

At October 31, 2012, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$56,108,735
Large Cap Strategies Fund	387,157,678
Global Opportunities Fund	201,818,046
Real Return Fund*	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

*As of October 31, 2012, the Real Return Fund had a short-term and long-term capital loss carryforward of $40,756,011 and $81,990,660, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

8.	Commitments:

Global Opportunities Fund may invest in floating rate loan interests. In connection with these investments, Global Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2013, Global Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, Global Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/17/13

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	9/17/13

* Print the name and title of each signing officer under his or her signature.